                        ----------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                        ----------------------------------




                            SEMIANNUAL REPORT
                              MARCH 31, 1998

                              Fixed-Income &

                           International-Equity

                               Investments

              This publication must be accompanied or preceded by a
               prospectus of the Sanford C. Bernstein Fund, Inc.,
                which should be read carefully before investing.

Table of Contents

                             Portfolio Returns .................2

                           To Our Shareholders .................3

          Statements of Assets and Liabilities ................12

                      Statements of Operations ................14

           Statements of Changes in Net Assets ................17

                          Financial Highlights ................20

                 Notes to Financial Statements ................28

                        Directors and Officers ................inside back cover

Portfolio Overviews

                                Foreign Stocks .................8

                                 Taxable Bonds .................9

                               Municipal Bonds ................10

Portfolio Returns(1)

THROUGH MARCH 31, 1998

                                                    TOTAL RETURNS
                                                 -------------------            COMPOUND ANNUAL RETURNS
                                                 PAST SIX    PAST 12      ----------------------------------
                                                  MONTHS      MONTHS      PAST FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------
SANFORD C. BERNSTEIN FUND PORTFOLIOS

  International Value(2)                           10.6%       25.2%            14.8%             14.5%           June 22, 1992

  Emerging Markets Value(2)                                                                                   December 15, 1995
     Before deduction of purchase and
     redemption fees described below              (18.9)      (23.2)              --              (3.7)
     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein           (22.1)      (26.3)              --              (5.3)

  Intermediate Duration                             3.8        10.1              6.6               8.7         January 17, 1989

  Short Duration Plus                               2.4         6.0              5.1               6.9        December 12, 1988

  Government Short Duration                         2.5         6.0              4.8               6.5          January 3, 1989

  Diversified Municipal                             2.7         7.5              5.4               6.6          January 9, 1989

  California Municipal                              2.6         7.4              5.3               6.5           August 6, 1990

  New York Municipal                                2.8         7.4              5.3               6.6          January 9, 1989

  Short Duration Diversified Municipal              2.0         4.3               --               4.4          October 3, 1994

  Short Duration California Municipal               1.8         4.0               --               4.2          October 3, 1994

  Short Duration New York Municipal                 1.8         4.1               --               4.2          October 3, 1994

LIPPER MUTUAL-FUND COMPOSITES(3)

  Foreign Stock Composite                           5.9%       18.8%            12.9%
  Intermediate Bond Composite                       3.9        10.7              6.1
  Short-Term Bond Composite                         2.7         6.9              5.1
  Intermediate Municipal Composite                  3.0         8.2              5.5

  Short-Term Municipal Composite                    2.2         5.2              4.1

MARKET BENCHMARKS

  Major Foreign Markets Index (MSCI EAFE)(4)       13.3%       29.9%            15.7%

  MSCI Emerging Markets Free Index                (12.4)      (13.4)              --

  Lipper Emerging-Markets Index                   (16.1)      (13.6)              --

  Lehman Brothers Aggregate Bond Index              4.5        12.0              6.9

  Inflation                                         0.6         1.4              2.5

 ...............................................................................
(1)  Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) International Value and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

(3) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories;
     the average fund in a category may differ in composition from Bernstein's portfolios.

(4)  Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product
--------------------------------------------------------------------------------
2  Sanford C. Bernstein Fund, Inc.



To Our Shareholders:


While U.S. stocks monopolized the headlines, the indisputable investment stars of the six months ended March 31 were the European markets (top display). At an average 22.4% in dollar terms during the period, investment results in Europe dwarfed even the continuing sky-high climb of U.S. stocks. In aggregate, the major foreign markets returned 13.3% despite continued weakness in Japan. The smaller Asian stock markets in which Bernstein also invests reversed a dramatic decline halfway through the period, ending down for the six months but far less severely than many had feared. Bond returns, while still much lower than the stock-market averages, continued to outpace inflation impressively.


      On balance, it was an excellent period for Bernstein Fund investors. And as U.S. stocks reached new heights--the U.S. market is now more expensive than ever in history in relation to company earnings and assets--the importance of diversifying into bond and foreign-stock portfolios seemed to us ever more critical. Not only does broad diversification lower dependence on any market or group of markets; it also assures participation in the successes while limiting the disappointments.

      And indeed, while the investment environment has been markedly better in the U.S. than elsewhere for several years, by the end of this reporting period the situation had changed. Economic recovery in Europe had solidified and picked up momentum. Many of the Asian markets rocked by currency crises late last year seemed to have embarked on the long road to sounder growth. Japan's stock market, too, reversed some of its loss in this year's first quarter. And all the while, inflation remained surprisingly well-contained almost everywhere, prompting a general decline in interest rates that produced capital gains and well-above-inflation returns in most bond markets.

HIGHLIGHTS:
o International Value, our major-foreign-market stock portfolio, rose a robust 10.6% for the six months and 25.2% for the 12-month period--


===============
EUROPEAN STOCKS were the indisputable investment stars over the period, dwarfing even U.S. stocks

[THE FOLLOWING TABLE WAS PRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                    Six Months Ending March 31, 1998
                              U.S. Stocks: 17.2%
              U.S. Inflation : 0.6%

Europe*                  22.4%
EAFE**                   10.6%
Lehman Bond Aggregate     4.3%
Emerging Markets       (12.4)%
Japan                  (18.1)%

 *GDP-weighted
**Cap-weighted

AFTER A DISMAL start, foreign markets rose sharply early this year

[THE FOLLOWING TABLE WAS PRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

/ / 1997:4Q
/ / 1998:1Q
                                1997:4Q           1998:1Q
                                -------           -------
Japan                           (19.8)%             2.0%
Emerging Markets                (17.5)%             6.2%
EAFE                             (4.6)%            18.8%
Europe                           (0.2)%            22.7%

Source: Morgan Stanley Capital International

-------------------------------------------------------------------------
                                                1998 Semiannual Report  3


not as strong as the foreign markets themselves but dramatically ahead of the average foreign-stock mutual fund (see
Portfolio Returns).

o Emerging Markets Value reflected one of the most vivid incidents of market volatility in recent history. Much of the volatility emanated from East Asia, where currency crises slammed stock markets during last year's final quarter, only to to calm down during first-quarter
   1998 and create sharp rebounds in most of the markets (bottom display on previous page). Maintaining its policy of stable diversification among markets, our portfolio was exposed to the Asian turmoil and sharply underperformed early in the period, but captured virtually all the rebound and posted strong gains in this year's first quarter.

o Our nine bond portfolios profited from a sharp decline in interest rates since last fall, with after-inflation returns remaining unusually strong. The taxable portfolios were reconfigured noticeably to capture better yields in high-quality corporate and mortgage-backed bonds, relinquishing their bias toward U.S. Treasuries for the first time in more than four years. Most important, we maintained our exposure in inflation-protected Treasuries, which should outperform standard Treasuries if inflation comes in at the consensus estimate.

-------------------------------------------------------------------------
EUROPE OUTPERFORMED U.S.
 .........................................................................

Europe's and emerging Asia's strong recent stock rallies came against the backdrop of an ever-more-expensive U.S. stock market. The Standard &
Poor's 500 jumped nearly 50% in the year ended March 31, bringing its gain to almost 160% since January 1995. At this rate, the Dow Jones
Industrial average--which ran up a mere 38% in the 12-month period--would be above 13,000 in another year, having more than doubled in 2 1/2 years.

      Nothing would be better, of course, than continuation of the phenomenal U.S. rally. But the truth is, in first-quarter 1998, European stock markets produced nearly twice the U.S. market's return, causing the major foreign markets as a group to outperform the U.S. easily, despite the weakness in Japan. At period's end, European stocks still seemed to us attractive in relation to the U.S. market, but less so than before.
Indeed, at the end of first-quarter 1998, many of the most attractive stocks in the industrialized world, as we saw it, were in Japan.

===============
AT THE FIVE calendar-year mark, Bernstein International Value has outperformed the average foreign-stock fund...

                            Growth of $1,000


 [THE FOLLOWING TABLE WAS PRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL]


        Bernstein International  Lipper International-
               Value                Fund Average
        -------------------      --------------------
 1/1/93         1000                    1000
                1018                    1003
                1058                    1026
                1154                    1085
                1230                    1139
                1257                    1164
                1226                    1140
                1286                    1176
                1358                    1248
                1317                    1240
                1347                    1294
                1261                    1242
                1345                    1357
 1/1/94         1442                    1441
                1424                    1409
                1429                    1347
                1475                    1380
                1462                    1376
                1437                    1362
                1469                    1399
                1488                    1440
                1430                    1404
                1437                    1432
                1392                    1361
                1397                    1348
 1/1/95         1362                    1281
                1337                    1283
                1337                    1325
                1380                    1368
                1379                    1379
                1368                    1379
                1442                    1453
                1446                    1426
                1456                    1446
                1445                    1417
                1449                    1432
                1509                    1476
 1/1/96         1572                    1508
                1569                    1514
                1597                    1540
                1661                    1589
                1664                    1585
                1682                    1596
                1618                    1537
                1625                    1554
                1686                    1588
                1684                    1577
                1757                    1645
                1773                    1651
 1/1/97         1772                    1645
                1797                    1668
                1836                    1672
                1847                    1675
                1907                    1774
                1989                    1856
                2092                    1904
                1961                    1770
                2078                    1875
                1971                    1736
                1949                    1716
                1937                    1727
 1/1/98         2044                    1770
 2/1/98         2131                    1887





 ...ranking well not only for performance but also for low risk


                         International Value
                                   vs.
     Foreign-Stock Mutual Funds--Five Years Ended December 31, 1997


            Ranking among 117 funds with five-year records in
                  Morningstar's foreign-stock category*


[THE FOLLOWING TABLE WAS REPRESENTED BY A LETTER CHART IN THE PRINTED MATERIAL.]


Performance  77%
Risk         12%


Source: Lipper Analytical Services and Morningstar

 .........................................................................
*Return and volatility rankings are among all funds in Morningstar's foreign-stock category that had been in existence for five years as of 12/31/97 (117 funds). For this period, the portfolio's annualized return was 14.1%. Morningstar's risk measure is intended to capture downside risk by comparing a fund's monthly returns with those of
 T-bills and penalizing the fund for underperforming that risk-free rate of return. For the one-year period ended December 31, 1997,
 International Value's return was in the foreign-stock category's
 26th percentile; its risk was in the seventh percentile.

-------------------------------------------------------------------------
4  Sanford C. Bernstein Fund, Inc.


      The remarkable results in Europe stemmed in part from the strides nations had made to meet the entry criteria for currency union. Nations had slashed their budget deficits and inflation rates, creating an environment in which companies could make long-term decisions to boost productivity. But it had been individual companies that had fueled
Europe's rebound--companies that had gone through a long period of U.S.-style restructuring. Our analysts had identified many of these companies early on, and International Value has benefited from that research. In fact, with five calendar years under its belt, International
Value ranked high for returns and low for risk among the foreign-stock funds monitored by Morningstar (display on facing page).

      In Japan, too, corporate restructuring and public-policy reform have taken root, but with less convincing results to date. Still, despite the problematic investment environment, as value investors we cannot ignore the tremendous bargains among world-class companies whose stocks trade in Japan. Companies like Toyota and Fuji paid off early for Bernstein, and we've sold these stocks in recent years. But others, like
Matsushita (maker of the Panasonic line) and Hitachi,+ remain available at such low prices that we've continued to consider them perhaps the most promising investments in the developed world. Of course, international investing involves exposure to special risks, such as currency fluctuations, differences in accounting standards and economic and political instability.


WHY WE BOUGHT inflation-protected Treasury bonds


The coupon rate     ...but their      ...so that if inflation comes in at consensus
of inflation-       prices had        levels, after the step-up to adjust principal
adjusted bonds      fallen, so we     and interest for inflation, the bonds should
appeared low...     obtained a        beat standard Treasuries:
                    higher yield...

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                             6.2%
                                                                5.8%
                                             2.4%  Inflation
  3.3%                  3.8%                 3.8%              Standard Treasury*


*Representative of a 10-year maturity bond over the period

===============
Individual companies fueled Europe's rebound--companies that had gone through a long period of U.S.-style restructuring



 .........................................................................
+Keep in mind that Bernstein's foreign portfolios are broadly diversified by design, and they avoid large positions in any single stock. As of March 31, Matsushita represented 1.8% of International Value, while Hitachi represented 0.9%.
-------------------------------------------------------------------------
                                                1998 Semiannual Report  3

-------------------------------------------------------------------------
BONDS: REMEMBER WHAT THEY'RE FOR
 .........................................................................

Our bond portfolios remained predominantly conservative throughout the six-month period, with durations (sensitivity to interest-rate changes) toward the short end of their always-conservative ranges. Shorter durations somewhat limited our capital gains as interest rates fell but also decreased our exposure to inflation risk, which we saw as a mounting concern. Economic growth over the past few years had lowered the jobless rate to near a postwar low. Tight labor markets had pressed wage growth upward--a condition that has generally led to higher inflation in the past. Higher inflation would raise interest rates, depressing prices in bond portfolios, especially at longer durations.

      To defend against--and benefit from--any surprise increase in inflation, our taxable portfolios retained significant positions in inflation-protected Treasuries. Amid diminishing concerns about inflation, prices on these bonds fell, boosting their yields to levels we considered enticing (display on previous page). If inflation should come in at the low rate consistent with consensus expectations, the step-up in interest and principal should cause inflation-protected bonds to outperform conventional Treasuries. If inflation should rise further, as we anticipate, inflation-protected bonds should decisively outperform.

      In other respects, our taxable portfolios changed markedly over the six-month period to exploit elevated yields among high-quality corporate bonds, commercial mortgage-backed securities and select lower-quality ("high-yield") bonds. This was the first time in more than four years we'd considered nongovernment yields high enough to offset the extra risk, thus the first time since 1993 that Treasuries failed to dominate these portfolios. Nevertheless, we continued to maintain a very high-quality portfolio with a triple-A credit rating (display to left).

      The opportunities we observed in the taxable-bond sector simply didn't surface for our municipal portfolios. Across the country, the generally sound economic performances of the states fattened government coffers, and, as a result, the extra yield in lower-quality municipal bonds became increasingly small. As such, we had little incentive to invest in anything but high-quality bonds.

      However, the strong economy has helped many of our tax-supported positions, particularly in our diversified and New York portfolios. As conditions improved, our analysis suggested that our New York City bonds were primed for a credit upgrade and that a limited supply of these bonds augmented their return potential. The bonds were upgraded, and our



===============
WE CUT OUR standard Treasury holdings to take advantage of better returns on higher-yielding securities in the taxable markets...


                          Intermediate Duration
                                Portfolio

                            December 31, 1996


[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds               8%
Standard Treasuries          44%
Foreign Bonds                14%

Mortgage-Backed Bonds
---------------------
Residential                  33%
Commercial                    1%


Credit Rating: AAA


 ...investing the proceeds in high-quality corporate and commercial mortgage-backed bonds and inflation-protected Treasuries


                              March 31, 1998

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]




Treasuries
----------
Inflation-Protected        17%
Standard                    7%

High-Yield Bonds            3%
Foreign Bonds               9%

Mortgage-Backed Bonds
---------------------

Commercial                 13%
Residential                27%


Corporate Bonds            24%

Credit Rating: AAA

-------------------------------------------------------------------------
6  Sanford C. Bernstein Fund, Inc.

returns reflected this enhancement. We kept our municipal holdings broadly diversified (see display) and on the conservative side.


-------------------------------------------------------------------------
REAPING THE REWARDS OF EXTENSIVE RESEARCH
 .........................................................................

The diversification benefit is only part of the reason we offer the Bernstein Fund portfolios. The Fund also enables us to deploy our extensive research effort on behalf of all our clients, regardless of account size. In all markets, our ongoing analyses are focused on the same thing: distinguishing superior investment value--in other words, seeking out securities available at unrealistically low prices. In the past six months, our research indicated we should largely stay the course in Europe, with a slight shift to companies in Italy and Spain, where reforms were in an earlier stage. We were rewarded for our discipline. Our research also pointed out the benefit of remaining in Southeast Asian markets--the markets so rocked last year by currency speculation that they'd retraced a decade of gains. These markets, too, responded in early 1998. Research doesn't always pay off, of course, especially in the short term--and sometimes even over a period of years, as our disappointments to date in Japan make clear. Still, we know of no more profitable way to build long-term wealth than to research individual companies, industries, fixed-income securities and currencies from the ground up, discern their risks and realistic cash-return potential at current prices, and construct portfolios accordingly.

      As always, if you have any questions or comments, I'd be happy to hear from you.

===============
WE KEPT OUR tax-exempt portfolios broadly diversified because spreads were so narrow


                          Diversified Municipal
                               Allocation
                         (as of March 31, 1998)

                        [Picture of Map of U.S.]

                             % of Portfolio

% OF
     ST        PORT
     --         ----

     N/A3.1
                             AK         0.5
                             AR0.7
                             AZ         0.5
                             CA         3.9
                             CO         1.3
                             CT         3.6
                             DC         1.9
                             DE         0.9
                             FL         4.3
                             GA         2.3
                             HI         0.6
                             IL         7.6
                             IN         0.9
                             KS         0.3
                             KY         0.3
                             LA         0.7
                             MA         7.6
                             MD         3.6
                             MI         2.0
                             MN         0.9
                             MO         0.3
                             MS         0.2
                             MT         0.2
                             NC         0.9
                             NJ         6.5
                             NV         0.7
                             NY         7.6
                             OH         4.6
                             OK         1.1
                             OR         0.6
                             PA         5.8
                             PR         0.3
                             RI         1.5
                             SC         0.7
                             SD         0.4
                             TN         1.6
                             TX         7.6
                             UT         3.1
                             VA         2.4
                             WA         5.6
                             WI         1.1



[PHOTOGRAPH OF
ROGER HERTOG]


                         /s/ Roger Hertog
                             Roger Hertog, President
                                      March 31, 1998

-------------------------------------------------------------------------
                                                1998 Semiannual Report  7

Foreign-Stock Portfolios

================================================================================
                              Country Weightings*
================================================================================
                               (March 31, 1998)

            International Value           Emerging Markets Value
            --------------------          ----------------------
            Japan          26.7%          South Africa       9.9%
            Germany        15.9           Mexico             8.5
            France         13.6           Malaysia           7.6
            Italy          12.5           South Korea        7.2
            Britain         9.8           Brazil             6.9
            Spain           5.8           Taiwan             6.0
            Canada          4.9           Philippines        5.9
            Finland         2.4           Israel             5.5
            Australia       2.1           Argentina          5.2
            Austria         1.7           Indonesia          4.8
            Netherlands     1.3           India              4.6
            Switzerland     0.7           Turkey             4.6
            Sweden          0.3           China              4.4
            Hong Kong       0.1           Thailand           4.3
                                          Portugal           4.3
                                          Chile              3.9


*Excluding cash; figures are rounded

================================================================================
                  Key Currency Hedges for International Value
================================================================================
                               (March 31, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

0% Hedged:                    50% Hedged:                           100% Hedged:
Full Exposure                 Our Neutral Position                  No Exposure

                    Japanese Yen                 92%
                    German Mark                  43%
                    French Franc                 22%
                    British Pound                Unhedged
                    Italian Lira                 20%
                    Overall Currency Hedge       43%

================================================================================
International Value
================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


Growth of $25,000(1)

        International Value    Lipper Foreign Stock   EAFE Foreign Stock Index
         (after all costs)         Composite            (before all costs)
        -------------------    --------------------   ------------------------
 7/1/92        25000                 25000                    25000
               24179                 24128                    23874
               25280                 24354                    24569
               23979                 23833                    23844
               23419                 23097                    23575
               23499                 23221                    24015
               23754                 23530                    24102
 1/1/93        24184                 23608                    24357
               25128                 24153                    25178
               27419                 25530                    26568
               29208                 26812                    28548
               29854                 27393                    28798
               29128                 26815                    28578
               30537                 27660                    29727
               32261                 29356                    31644
               31280                 29171                    30796
               31986                 30440                    31943
               29954                 29219                    29609
               31953                 31928                    31821
 1/1/94        34245                 33898                    34058
               33820                 33159                    33475
               33942                 31686                    32679
               35041                 32482                    34146
               34733                 32381                    33453
               34142                 32038                    32855
               34883                 32919                    33706
               35351                 33887                    34225
               33957                 33043                    32753
               34140                 33684                    33379
               33059                 32027                    32424
               33177                 31719                    32660
 1/1/95        32358                 30143                    31654
               31758                 30185                    31388
               31758                 31175                    31740
               32769                 32182                    33108
               32746                 32455                    32962
               32488                 32455                    32483
               34252                 34192                    34704
               34360                 33546                    34427
               34575                 34035                    34652
               34315                 33348                    33819
               34423                 33705                    34732
               35854                 34723                    36239
 1/1/96        37333                 35486                    37316
               37267                 35628                    37176
               37928                 36241                    37820
               39453                 37401                    39199
               39518                 37300                    38796

               39960                 37550                    39185
               38436                 36175                    37640
               38591                 36573                    37769
               40048                 37363                    39247
               40004                 37117                    38836
               41726                 38705                    40634
               42115                 38837                    40502
 1/1/97        42091                 38713                    40849
               42681                 39255                    41530
               43601                 39341                    42315
               43884                 39420                    42868
               45300                 41738                    44508
               47258                 43670                    47326
               49688                 44797                    49367
               46574                 41643                    45774
               49358                 44125                    48549
               46810                 40842                    44565
               46291                 40385                    45090
               46017                 40647                    46292
 1/1/98        48562                 41639                    48853
               50614                 44412                    51555
 3/1/98        54587                 46748                    54988



================================================================================
                       Portfolio Value Characteristics(2)
================================================================================
                               (March 31, 1998)


                                         =======================================
                                                                       EAFE
                                         International            Foreign Stock-
                                            Value                  Market Index*
                                         =======================================
Price/Book                                   1.7x                      2.7x
 ................................................................................
Price/Earnings                              21.9x                     25.6x
 ................................................................................
Dividend Yield                               2.3%                      1.8%


*CAP weighted

================================================================================
Emerging Markets Value
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Emerging Markets Value

             after deduction of 2%
               purchase and 2%
            redemption fees--both
            paid to the portfolio,         MSCI Emerging             Lipper
             not to Bernstein. See      Markets Free Index      Emerging-Markets
              footnote 3 below.         (before all costs)           Index
            ----------------------      ------------------      ----------------
   1/1/96           25000                      25000                 25000
                    26784                      26777                 27272
                    26760                      26351                 26954
                    27071                      26557                 27178
                    28422                      27618                 28131
                    28266                      27495                 28407
                    27932                      27667                 28461
                    26186                      25776                 26805
                    26174                      26441                 27536
                    26090                      26665                 27818
                    24942                      25954                 27175
                    25803                      26388                 27794
                    26226                      26508                 28037
   1/1/97           28281                      28316                 30166
                    28953                      29528                 31243
                    28593                      28753                 30442
                    28100                      28804                 30448
                    28401                      29628                 31498
                    29230                      31214                 33048
                    30395                      31680                 34010
                    27115                      27648                 30275
                    27079                      28414                 31368
                    22898                      23752                 26132
                    20700                      22885                 24939
                    19952                      23437                 25166
   1/1/98           19113                      21599                 23415
                    20954                      23853                 25419
   3/1/98           21517                      24888                 26311

================================================================================
                       Portfolio Value Characteristics(2)
================================================================================
                               (March 31, 1998)


                                                ================================
                                                Emerging           MSCI Emerging
                                                 Markets           Markets Free
                                                  Value               Index
                                                ================================
Price/Book                                         0.8x                1.5x
 ................................................................................
Price/Earnings                                    11.1x               19.2x
 ................................................................................
Dividend Yield                                     2.8%                2.1%


 ................................................................................


1 Past performance is not predictive of future results. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper composites are the equal-weighted average returns of the funds in Lipper's international and emerging-markets categories.

2 Price/book, price/earnings and dividend yield are valuation measures: the lower a portfolio's average price/book and price/earnings ratios and the higher its dividend yield relative to an index, the cheaper its average stock. The indexes in these tables are the same as those described in the note above. Standardized 30-day SEC yields for International Value and Emerging Markets Value were 0.6% and 0.8%, respectively.

3 Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $22,404.

--------------------------------------------------------------------------------
8  Sanford C. Bernstein Fund, Inc.

Taxable-Bond Portfolios

================================================================================
Intermediate Duration
================================================================================

Growth of $25,000(1)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                            Lehman Brothers
          Intermediate Duration    Lipper Intermediate    Aggregate Bond Index
            (after all costs)          Bond Composite       (before all costs)
          ---------------------    -------------------    --------------------
2/1/89           25000                    25000                   25000
                 24865                    24898                   24820
                 25000                    24982                   24927
                 25432                    25397                   25448
                 25948                    25869                   26117
                 26694                    26462                   26911
                 27103                    26919                   27484
                 26868                    26658                   27077
                 27003                    26768                   27215
                 27602                    27228                   27885
                 27776                    27424                   28150
                 27846                    27501                   28226
1/1/90           27522                    27289                   27890
                 27602                    27365                   27979
                 27649                    27409                   27999
                 27427                    27269                   27741
                 28083                    27861                   28562
                 28447                    28207                   29022
                 28769                    28534                   29424
                 28480                    28326                   29030
                 28597                    28447                   29272
                 28879                    28618                   29645
                 29443                    29082                   30283
                 29892                    29457                   30757
1/1/91           30044                    29731                   31138
                 30478                    30004                   31403
                 30782                    30229                   31620
                 31132                    30574                   31961
                 31361                    30773                   32146
                 31371                    30773                   32130
                 31798                    31124                   32577
                 32494                    31749                   33281
                 33042                    32324                   33956
                 33469                    32666                   34333
                 33818                    32987                   34649

                 35005                    33920                   35678
1/1/92           34509                    33533                   35193
                 34754                    33661                   35422
                 34594                    33530                   35222
                 34848                    33764                   35476
                 35499                    34308                   36146
                 35991                    34798                   36644
                 36844                    35592                   37391
                 37051                    35891                   37770
                 37443                    36372                   38218
                 36919                    35830                   37711
                 37071                    35726                   37719
                 37692                    36222                   38319
1/1/93           38306                    36947                   39054
                 38962                    37619                   39738
                 39109                    37766                   39904
                 39343                    38034                   40182
                 39503                    38004                   40234
                 40374                    38676                   40962
                 40778                    38839                   41195
                 41611                    39557                   41917
                 41673                    39712                   42030
                 41895                    39839                   42187
                 41396                    39484                   41828
                 41589                    39670                   42055
1/1/94           42150                    40174                   42622
                 41399                    39459                   41881
                 40633                    38598                   40846
                 40296                    38251                   40520
                 40251                    38194                   40516
                 40172                    38121                   40426
                 40833                    38693                   41231
                 40805                    38770                   41280
                 40199                    38332                   40674
                 40152                    38275                   40637
                 40034                    38164                   40548
                 40276                    38347                   40828
1/1/95           41077                    38956                   41636
                 41895                    39767                   42626
                 42115                    40013                   42888
                 42631                    40530                   43487
                 44120                    41960                   45170
                 44477                    42225                   45501
                 44303                    42111                   45399
                 44811                    42582                   45947
                 45353                    42957                   46394
                 46074                    43490                   46998
                 46722                    44098                   47702
                 47458                    44658                   48371
1/1/96           47630                    44953                   48692
                 46700                    44185                   47846

                 46435                    43884                   47513
                 46241                    43616                   47246
                 46218                    43538                   47150
                 46715                    44034                   47783
                 46889                    44135                   47914
                 46899                    44100                   47834
                 47645                    44819                   48668
                 48616                    45724                   49746
                 49536                    46497                   50598
                 49158                    46088                   50127
1/1/97           49215                    46222                   50281
                 49317                    46314                   50406
                 48794                    45828                   49847
                 49429                    46423                   50593
                 49802                    46823                   51072
                 50402                    47342                   51678
                 51431                    48559                   53071
                 51177                    48132                   52619
                 51772                    48801                   53395
                 52474                    49377                   54169
                 52619                    49515                   54419
                 52922                    49961                   54967
1/1/98           53540                    50605                   55672
                 53540                    50534                   55630
3/1/98           53715                    50711                   55822

================================================================================
                             Portfolio Profile(2)
================================================================================
                             (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Mortgages                                             40%
           Foreign                                                9%
           Treasury Inflation-Protected Securities               17%
           Corporates                                            24%
           Asset-Backeds                                          3%
           Treasury Securities                                    7%

Average Credit Quality:  AAA-
Average Duration:        4.4 yrs.

================================================================================
Short Duration Plus
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                         Merrill Lynch 1-3 Year
          Short Duration Plus        Lipper Short-Term       Treasury Index
           (after all costs)           Bond Composite      (before all costs)

          -------------------        -----------------   ----------------------
1/1/89           25000                     25000                 25000
                 25200                     25208                 25198
                 25247                     25253                 25198
                 25372                     25377                 25313
                 25674                     25671                 25701
                 25969                     26005                 26086
                 26366                     26392                 26574
                 26663                     26727                 26967
                 26653                     26677                 26800
                 26826                     26815                 26958
                 27153                     27161                 27365
                 27348                     27354                 27610
                 27453                     27480                 27720
1/1/90           27517                     27469                 27743
                 27637                     27612                 27873
                 27770                     27739                 27967
                 27812                     27789                 28022
                 28152                     28164                 28450
                 28399                     28431                 28750
                 28676                     28889                 29109
                 28799                     28947                 29196
                 28939                     29112                 29436
                 29153                     29319                 29760
                 29391                     29621                 30051
                 29723                     29905                 30416
1/1/91           29845                     30099                 30694
                 30225                     30340                 30877
                 30514                     30577                 31085
                 30847                     30883                 31379
                 31109                     31099                 31569
                 31246                     31176                 31698
                 31533                     31454                 31974
                 31918                     31882                 32413
                 32198                     32261                 32763
                 32575                     32580                 33114
                 32930                     32887                 33458
                 33404                     33459                 33967
1/1/92           33364                     33372                 33915
                 33526                     33495                 34033
                 33521                     33482                 34020
                 33881                     33713                 34333
                 34236                     34050                 34645
                 34608                     34411                 34998
                 34968                     34848                 35390
                 35102                     35085                 35702
                 35287                     35394                 36041
                 35147                     35153                 35825
                 35255                     35090                 35766
                 35509                     35374                 36106
1/1/93           35792                     35788                 36482

                 36056                     36139                 36794
                 36189                     36258                 36904
                 36321                     36472                 37133
                 36434                     36457                 37029
                 36773                     36760                 37302
                 36946                     36863                 37388
                 37200                     37191                 37714
                 37225                     37325                 37837
                 37368                     37433                 37911
                 37275                     37381                 37920
                 37435                     37538                 38060
1/1/94           37690                     37819                 38305
                 37522                     37543                 38060
                 37320                     37232                 37870
                 37293                     37057                 37736
                 37333                     37071                 37790
                 37408                     37097                 37902
                 37682                     37405                 38228
                 37755                     37532                 38362
                 37650                     37435                 38275
                 37740                     37480                 38361
                 37547                     37386                 38190
                 37640                     37412                 38277
1/1/95           38104                     37786                 38809
                 38581                     38281                 39343
                 38736                     38484                 39562
                 39076                     38842                 39915
                 39615                     39572                 40612
                 39835                     39794                 40830
                 39970                     39885                 41000
                 40202                     40161                 41243
                 40422                     40394                 41444
                 40784                     40721                 41794
                 41076                     41067                 42163
                 41441                     41391                 42487
1/1/96           41668                     41702                 42848
                 41521                     41543                 42667
                 41508                     41506                 42629
                 41593                     41523                 42665
                 41676                     41589                 42752
                 41913                     41876                 43059
                 42113                     42035                 43229
                 42298                     42161                 43377
                 42660                     42541                 43770
                 43167                     42979                 44263
                 43454                     43318                 44602
                 43424                     43318                 44602
1/1/97           43663                     43509                 44812
                 43781                     43635                 44915
                 43770                     43587                 44897
                 44072                     43918                 45264

                 44339                     44217                 45573
                 44610                     44504                 45887
                 44949                     44990                 46391
                 45058                     45012                 46434
                 45308                     45341                 46786
                 45582                     45594                 47134
                 45699                     45699                 47248
                 45830                     45960                 47571
1/1/98           46237                     46360                 48033
                 46299                     46411                 48074
3/1/98           46405                     46587                 48270

================================================================================
                             Portfolio Profile(2)
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Mortgages                                             12%
           Foreign                                                6%
           Treasury Inflation-Protected Securities               15%
           Corporates                                            13%
           Asset-Backeds                                          6%
           Treasury Securities                                   48%

Average Credit Quality:  AAA
Average Duration:        1.5 yrs.

================================================================================
Government Short Duration
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              Government                                  Merrill Lynch 1-3 Year
            Short Duration          Lipper Short-Term        Treasury Index
           (after all costs)          Bond Composite       (before all costs)
           -----------------        -----------------     ----------------------
2/1/89           25000                   25000                    25000
                 25037                   25045                    25000
                 25129                   25168                    25115
                 25460                   25460                    25499
                 25740                   25791                    25882
                 26140                   26175                    26366
                 26441                   26507                    26756
                 26361                   26457                    26590
                 26520                   26595                    26747
                 26880                   26938                    27151
                 27044                   27129                    27394
                 27176                   27254                    27503
1/1/90           27196                   27243                    27525
                 27327                   27384                    27654
                 27434                   27510                    27748

                 27496                   27560                    27802
                 27854                   27932                    28227
                 28097                   28197                    28524
                 28393                   28651                    28880
                 28515                   28709                    28967
                 28718                   28872                    29205
                 28997                   29077                    29526
                 29267                   29377                    29816
                 29615                   29659                    30177
1/1/91           29844                   29852                    30454
                 30055                   30090                    30635
                 30219                   30325                    30841
                 30472                   30628                    31133
                 30636                   30843                    31321
                 30723                   30920                    31450
                 30984                   31195                    31724
                 31393                   31619                    32159
                 31724                   31996                    32506
                 32079                   32312                    32854
                 32424                   32616                    33196
                 32938                   33184                    33700
1/1/92           32804                   33097                    33649
                 32839                   33220                    33767
                 32737                   33206                    33753
                 33115                   33436                    34064
                 33472                   33770                    34374
                 33845                   34128                    34724
                 34198                   34561                    35113
                 34285                   34796                    35422
                 34441                   35103                    35759
                 34362                   34864                    35544
                 34439                   34801                    35486
                 34707                   35083                    35823
1/1/93           34953                   35493                    36196
                 35181                   35841                    36505
                 35253                   35960                    36615
                 35350                   36172                    36842
                 35422                   36157                    36739
                 35715                   36457                    37009
                 35869                   36559                    37095
                 36165                   36885                    37419
                 36200                   37018                    37540
                 36319                   37125                    37614
                 36212                   37073                    37623
                 36304                   37229                    37762
1/1/94           36510                   37508                    38005
                 36334                   37234                    37762
                 36234                   36925                    37574
                 36125                   36751                    37441
                 36150                   36766                    37494
                 36234                   36792                    37605

                 36530                   37097                    37928
                 36624                   37223                    38062
                 36508                   37127                    37975
                 36590                   37171                    38061
                 36428                   37078                    37891
                 36456                   37104                    37977
1/1/95           36932                   37475                    38505
                 37399                   37966                    39034
                 37583                   38167                    39252
                 37914                   38522                    39602
                 38495                   39247                    40294
                 38766                   39466                    40510
                 38855                   39557                    40678
                 39066                   39830                    40920
                 39262                   40061                    41119
                 39568                   40386                    41466
                 39866                   40729                    41833
                 40142                   41051                    42154
1/1/96           40350                   41359                    42512
                 40231                   41201                    42332
                 40246                   41164                    42295
                 40224                   41181                    42330
                 40271                   41247                    42417
                 40527                   41531                    42722
                 40681                   41689                    42890
                 40820                   41814                    43037
                 41133                   42190                    43427
                 41580                   42625                    43916
                 41856                   42962                    44253
                 41783                   42962                    44253
1/1/97           42006                   43151                    44460
                 42113                   43276                    44563
                 42103                   43228                    44545
                 42392                   43557                    44909
                 42650                   43853                    45215
                 42913                   44138                    45527
                 43241                   44619                    46027
                 43314                   44641                    46070
                 43549                   44967                    46419
                 43848                   45219                    46764
                 43927                   45323                    46878
                 44142                   45582                    47198
1/1/98           44461                   45978                    47656
                 44515                   46029                    47697
3/1/98           44648                   46204                    47891

================================================================================
                             Portfolio Profile(2)
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Treasury Securities                                   84%
           Treasury Inflation-Protected Securities               16%


Average Credit Quality:  AAA
Average Duration:        1.5 yrs.



 ................................................................................

1 Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. Both indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

2 Portfolio allocations represent the exposure of the portfolios to various sectors and include the effective market value of futures contracts and forward commitments. To the extent that cash equivalents and short-term Treasuries are held against these commitments, the weightings in cash equivalents and Treasuries have been reduced.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  9

Municipal-Bond Portfolios (Intermediate)

================================================================================
Diversified Municipal
================================================================================


Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                           Lehman Brothers
           Diversified Municipal    Lipper Intermediate  Laddered G/O Index
             (after all costs)      Municipal Composite  (before all costs)
           ---------------------    -------------------  ------------------
 2/1/89            25000                   25000                25000
                   24863                   24893                24768
                   24736                   24820                24631
                   25164                   25212                25035
                   25550                   25550                25458
                   25878                   25829                25759
                   26189                   26128                26112
                   26027                   26011                26020
                   25973                   25972                26028
                   26266                   26203                26260
                   26602                   26510                26583
                   26769                   26743                26798
 1/1/90            26669                   26679                26814
                   26843                   26884                26996
                   26823                   26868                26937
                   26741                   26723                26864
                   27152                   27177                27321
                   27351                   27405                27534
                   27637                   27748                27842
                   27510                   27501                27742
                   27622                   27592                27806
                   28022                   27934                28195
                   28403                   28375                28604
                   28590                   28517                28713
 1/1/91            28933                   28845                29126
                   29187                   29096                29386
                   29102                   29111                29347
                   29448                   29416                29691
                   29565                   29622                29842
                   29545                   29593                29836
                   29774                   29856                30114
                   30144                   30166                30469
                   30443                   30504                30822
                   30652                   30758                31051
                   30818                   30841                31172
                   31500                   31433                31820

 1/1/92            31450                   31521                31906
                   31425                   31555                31922
                   31229                   31489                31836
                   31393                   31732                32100
                   31803                   32068                32389
                   32239                   32520                32829
                   33167                   33486                33666
                   32915                   33148                33407
                   33154                   33343                33648
                   32796                   33067                33530
                   33281                   33622                33926
                   33560                   33915                34163
 1/1/93            33893                   34298                34515
                   34711                   35320                35371
                   34381                   34938                35031
                   34587                   35225                35259
                   34642                   35362                35382
                   35137                   35875                35811
                   35040                   35879                35836
                   35639                   36542                36316
                   36007                   36966                36574
                   36062                   37044                36632
                   35883                   36807                36530
                   36391                   37436                37034
 1/1/94            36706                   37833                37386
                   36065                   37008                36716
                   35366                   35957                35942
                   35368                   36141                36283
                   35587                   36408                36483
                   35483                   36303                36406
                   35871                   36760                36799
                   36012                   36903                36965
                   35719                   36527                36714
                   35420                   36100                36504
                   35020                   35562                36252
                   35475                   36091                36553
 1/1/95            36132                   36799                36977
                   36876                   37572                37528
                   37259                   37910                38057
                   37321                   37974                38155
                   38266                   38878                38985
                   38107                   38734                38998
                   38458                   39094                39515
                   38841                   39478                39922
                   38993                   39651                40064
                   39376                   40032                40280
                   39818                   40464                40637
                   40075                   40735                40841
 1/1/96            40373                   41078                41274
                   40264                   40946                41179
                   39891                   40483                40950
                   39808                   40406                40904
                   39813                   40386                40854
                   40080                   40629                41147

                   40366                   40986                41433
                   40331                   40994                41500
                   40701                   41343                41815
                   41035                   41740                42198
                   41640                   42362                42777
                   41532                   42234                42721
 1/1/97            41687                   42323                42867
                   41938                   42632                43159
                   41599                   42189                42733
                   41851                   42396                42930
                   42281                   42900                43371
                   42594                   43286                43735
                   43376                   44230                44515
                   43145                   43867                44298
                   43532                   44319                44691
                   43687                   44523                44951
                   43832                   44687                45090
                   44307                   45246                45512
 1/1/98            44617                   45626                45900
                   44677                   45644                45960
 3/1/98            44709                   45644                46029
================================================================================
                               Portfolio Profile
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  61%
                            AA                   23%
                            A                     6%
                            BBB                   8%
                            Other                 2%

Average Credit Quality:  AA1
Average Duration:        4.0 yrs.

================================================================================
California Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                           Lehman Brothers
           California Municipal   Lipper Intermediate     Laddered G/O Index
            (after all costs)     Municipal Composite     (before all costs)
           --------------------   -------------------     ------------------
9/1/90            25000                  25000                  25000
                  25155                  25083                  25058
                  25459                  25394                  25408

                  25844                  25795                  25777
                  26072                  25924                  25875
1/1/91            26340                  26222                  26247
                  26649                  26450                  26481
                  26566                  26463                  26446
                  26814                  26741                  26756
                  26937                  26928                  26892
                  26889                  26901                  26887
                  27112                  27141                  27137
                  27378                  27423                  27457
                  27686                  27730                  27776
                  27891                  27960                  27981
                  27989                  28036                  28090
                  28558                  28574                  28675
1/1/92            28610                  28654                  28752
                  28600                  28686                  28766
                  28370                  28625                  28689
                  28578                  28846                  28927
                  28916                  29152                  29187
                  29279                  29563                  29584
                  30091                  30441                  30339
                  29901                  30133                  30105
                  30111                  30311                  30322
                  29803                  30059                  30216
                  30239                  30564                  30572
                  30500                  30830                  30786
1/1/93            30820                  31179                  31103
                  31647                  32108                  31875
                  31314                  31761                  31569
                  31469                  32021                  31774
                  31577                  32146                  31885
                  31950                  32612                  32271
                  31855                  32616                  32293
                  32374                  33219                  32726
                  32702                  33604                  32959
                  32727                  33675                  33011
                  32544                  33459                  32919
                  33015                  34032                  33373
1/1/94            33326                  34392                  33690
                  32694                  33643                  33087
                  32066                  32687                  32389
                  32043                  32854                  32697
                  32213                  33097                  32876
                  32168                  33001                  32807
                  32562                  33417                  33162
                  32664                  33547                  33311
                  32381                  33205                  33084
                  32096                  32816                  32896
                  31737                  32328                  32669
                  31975                  32809                  32940
1/1/95            32592                  33452                  33322
                  33414                  34155                  33819
                  33727                  34462                  34296
                  33804                  34521                  34383

                  34674                  35342                  35132
                  34446                  35212                  35143
                  34807                  35539                  35609
                  35120                  35887                  35976
                  35330                  36045                  36104
                  35701                  36391                  36299
                  36150                  36784                  36620
                  36362                  37031                  36804
1/1/96            36708                  37342                  37194
                  36580                  37222                  37109
                  36160                  36802                  36902
                  36109                  36732                  36861
                  36084                  36713                  36816
                  36350                  36934                  37080
                  36604                  37259                  37338
                  36626                  37266                  37398
                  36955                  37583                  37682
                  37284                  37944                  38027
                  37797                  38509                  38549
                  37716                  38394                  38498
1/1/97            37822                  38474                  38630
                  38042                  38755                  38893
                  37705                  38352                  38509
                  37898                  38540                  38687
                  38309                  38999                  39084
                  38619                  39349                  39412
                  39374                  40207                  40115
                  39162                  39878                  39920
                  39476                  40288                  40274
                  39611                  40474                  40508
                  39739                  40623                  40633
                  40108                  41131                  41013
1/1/98            40439                  41477                  41363
                  40519                  41493                  41417
3/1/98            40487                  41493                  41479
================================================================================
                               Portfolio Profile
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  60%
                            AA                   19%
                            A                    16%
                            BBB                   4%
                            Other                 1%

Average Credit Quality:  AA1
Average Duration:        4.1 yrs.

================================================================================
New York Municipal

================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                            Lehman Brothers
            New York Municipal      Lipper Intermediate    Laddered G/O Index
            (after all costs)       Municipal Composite    (before all costs)
            ------------------      -------------------    ------------------
2/1/89             25000                  25000                  25000
                   24881                  24893                  24768
                   24809                  24820                  24631
                   25201                  25212                  25035
                   25589                  25550                  25458
                   26022                  25829                  25759
                   26313                  26128                  26112
                   26154                  26011                  26020
                   26119                  25972                  26028
                   26415                  26203                  26260
                   26731                  26510                  26583
                   26872                  26743                  26798
1/1/90             26733                  26679                  26814
                   26912                  26884                  26996
                   26920                  26868                  26937
                   26800                  26723                  26864
                   27193                  27177                  27321
                   27412                  27405                  27534
                   27703                  27748                  27842
                   27579                  27501                  27742
                   27718                  27592                  27806
                   28096                  27934                  28195
                   28494                  28375                  28604
                   28658                  28517                  28713
1/1/91             28979                  28845                  29126
                   29257                  29096                  29386
                   29267                  29111                  29347
                   29548                  29416                  29691
                   29712                  29622                  29842
                   29717                  29593                  29836
                   29973                  29856                  30114
                   30301                  30166                  30469
                   30585                  30504                  30822
                   30796                  30758                  31051
                   30916                  30841                  31172
                   31642                  31433                  31820
1/1/92             31552                  31521                  31906
                   31632                  31555                  31922
                   31492                  31489                  31836
                   31761                  31732                  32100
                   32079                  32068                  32389
                   32544                  32520                  32829
                   33479                  33486                  33666

                   33211                  33148                  33407
                   33432                  33343                  33648
                   33106                  33067                  33530
                   33551                  33622                  33926
                   33820                  33915                  34163
1/1/93             34138                  34298                  34515
                   35046                  35320                  35371
                   34698                  34938                  35031
                   34941                  35225                  35259
                   35058                  35362                  35382
                   35516                  35875                  35811
                   35424                  35879                  35836
                   35981                  36542                  36316
                   36334                  36966                  36574
                   36393                  37044                  36632
                   36170                  36807                  36530
                   36714                  37436                  37034
1/1/94             37013                  37833                  37386
                   36374                  37008                  36716
                   35650                  35957                  35942
                   35660                  36141                  36283
                   35938                  36408                  36483
                   35864                  36303                  36406
                   36314                  36760                  36799
                   36384                  36903                  36965
                   36038                  36527                  36714
                   35665                  36100                  36504
                   35237                  35562                  36252
                   35779                  36091                  36553
1/1/95             36416                  36799                  36977
                   37197                  37572                  37528
                   37522                  37910                  38057
                   37644                  37974                  38155
                   38626                  38878                  38985
                   38465                  38734                  38998
                   38791                  39094                  39515
                   39206                  39478                  39922
                   39330                  39651                  40064
                   39721                  40032                  40280
                   40171                  40464                  40637
                   40419                  40735                  40841
1/1/96             40725                  41078                  41274
                   40529                  40946                  41179
                   40181                  40483                  40950
                   40131                  40406                  40904
                   40108                  40386                  40854
                   40379                  40629                  41147
                   40673                  40986                  41433
                   40646                  40994                  41500
                   41026                  41343                  41815
                   41401                  41740                  42198
                   41928                  42362                  42777
                   41845                  42234                  42721
1/1/97             41973                  42323                  42867

                   42260                  42632                  43159
                   41887                  42189                  42733
                   42143                  42396                  42930
                   42548                  42900                  43371
                   42870                  43286                  43735
                   43664                  44230                  44515
                   43397                  43867                  44298
                   43790                  44319                  44691
                   43981                  44523                  44951
                   44099                  44687                  45090
                   44582                  45246                  45512
1/1/98             44931                  45626                  45900
                   44962                  45644                  45960
3/1/98             44995                  45644                  46029
================================================================================
                               Portfolio Profile
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  62%
                            AA                   13%
                            A                    17%
                            BBB                   8%

Average Credit Quality:  AA1
Average Duration:        4.0 yrs.

 ................................................................................

1 Past performance is not predictive of future results. The index is the Lehman Brothers 3-5-7 Year Laddered G/O index, which includes general-obligation municipal bonds laddered at three-, five- and seven-year maturities. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper Intermediate Municipal Composite is the equal-weighted average return of the funds in Lipper's intermediate municipal category.

--------------------------------------------------------------------------------
10  Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Short-Term)

================================================================================
Short Duration Diversified Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                  Short Duration         Lehman Brothers One-
            Lipper Short-Term  Diversified Municipal      Year Municipal Index
          Municipal Composite    (after all costs)        (before all costs)
          -------------------  ---------------------     --------------------
 11/1/94        25000                  25000                    25000
                24918                  25015                    25038
                25007                  25112                    25102
  1/1/95        25187                  25255                    25231
                25424                  25462                    25402
                25584                  25617                    25570
                25669                  25684                    25663
                25938                  25959                    25904
                26032                  26072                    25992
                26185                  26204                    26182
                26313                  26314                    26321
                26377                  26366                    26394
                26503                  26479                    26502
                26662                  26616                    26628
                26777                  26709                    26728
  1/1/96        26937                  26844                    26881
                26970                  26878                    26946
                26919                  26869                    26964
                26948                  26901                    27028
                27007                  26968                    27096
                27105                  27053                    27228
                27229                  27168                    27343
                27289                  27206                    27396
                27423                  27336                    27520
                27574                  27441                    27661
                27745                  27608                    27828
                27789                  27657                    27888
  1/1/97        27886                  27786                    28049
                28006                  27854                    28139
                27934                  27827                    28125
                28029                  27913                    28238
                28199                  28058                    28380
                28343                  28167                    28493
                28573                  28298                    28668
                28573                  28335                    28704
                28767                  28477                    28852
                28871                  28564                    28963

                28957                  28624                    29052
                29114                  28752                    29182
  1/1/98        29262                  28882                    29335
                29332                  28971                    29437
  3/1/98        29394                  29036                    29521

================================================================================
                               Portfolio Profile
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  49%
                            AA                   31%
                            A                     9%
                            BBB                   9%
                            Other                 2%

Average Credit Quality:  AA2
Average Duration:        1.4 yrs.


================================================================================
Short Duration California Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                   Short Duration         Lehman Brothers One-
            Lipper Short-Term   California Municipal      Year Municipal Index
           Municipal Composite    (after all costs)        (before all costs)
           -------------------  --------------------      --------------------

 11/1/94         25000                  25000                    25000
                 24918                  24978                    25038
                 25007                  25055                    25102
  1/1/95         25187                  25202                    25231
                 25424                  25451                    25402
                 25584                  25566                    25570
                 25669                  25668                    25663
                 25938                  25915                    25904
                 26032                  26000                    25992
                 26185                  26185                    26182
                 26313                  26267                    26321
                 26377                  26332                    26394
                 26503                  26442                    26502
                 26662                  26554                    26628
                 26777                  26631                    26728
  1/1/96         26937                  26786                    26881
                 26970                  26813                    26946
                 26919                  26793                    26964

                 26948                  26841                    27028
                 27007                  26885                    27096
                 27105                  26990                    27228
                 27229                  27105                    27343
                 27289                  27146                    27396
                 27423                  27256                    27520
                 27574                  27384                    27661
                 27745                  27530                    27828
                 27789                  27578                    27888
  1/1/97         27886                  27683                    28049
                 28006                  27747                    28139
                 27934                  27740                    28125
                 28029                  27824                    28238
                 28199                  27923                    28380
                 28343                  28030                    28493
                 28573                  28178                    28668
                 28573                  28209                    28704
                 28767                  28317                    28852
                 28871                  28393                    28963
                 28957                  28446                    29052
                 29114                  28571                    29182
  1/1/98         29262                  28693                    29335
                 29332                  28778                    29437
  3/1/98         29394                  28837                    29521

================================================================================
                               Portfolio Profile
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  67%
                            AA                   17%
                            A                    13%
                            BBB                   3%

Average Credit Quality:  AAA-
Average Duration:        1.1 yrs.


================================================================================
Short Duration New York Municipal
================================================================================

Growth of $25,000(1)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      Short Duration       Lehman Brothers One-
              Lipper Short-Term     New York Municipal    Year Municipal Index
              Municipal Composite    (after all costs)      (before all costs)
              -------------------    ------------------    --------------------

 11/1/94            25000                  25000                  25000
                    24918                  24970                  25038
                    25007                  25062                  25102
  1/1/95            25187                  25212                  25231
                    25424                  25450                  25402
                    25584                  25582                  25570
                    25669                  25659                  25663
                    25938                  25882                  25904
                    26032                  25984                  25992
                    26185                  26124                  26182
                    26313                  26221                  26321
                    26377                  26284                  26394
                    26503                  26374                  26502
                    26662                  26496                  26628
                    26777                  26583                  26728
  1/1/96            26937                  26736                  26881
                    26970                  26803                  26946
                    26919                  26783                  26964
                    26948                  26806                  27028
                    27007                  26871                  27096
                    27105                  26956                  27228
                    27229                  27075                  27343
                    27289                  27073                  27396
                    27423                  27213                  27520
                    27574                  27350                  27661
                    27745                  27486                  27828
                    27789                  27520                  27888
  1/1/97            27886                  27636                  28049
                    28006                  27707                  28139
                    27934                  27685                  28125
                    28029                  27779                  28238
                    28199                  27890                  28380
                    28343                  28005                  28493
                    28573                  28140                  28668
                    28573                  28158                  28704
                    28767                  28300                  28852
                    28871                  28388                  28963
                    28957                  28448                  29052
                    29114                  28553                  29182
  1/1/98            29262                  28687                  29335
                    29332                  28755                  29437
  3/1/98            29394                  28823                  29521

================================================================================
                               Portfolio Profile
================================================================================
                               (March 31, 1998)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  58%
                            AA                   19%
                            A                    12%
                            BBB                  11%



Average Credit Quality:  AA1
Average Duration:        1.2 yrs.

 ................................................................................
1 Past performance is not predictive of future results. The index is the Lehman Brothers One-Year Municipal index, which includes municipal bonds with maturities of up to 1.99 years. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper Short-Term Municipal Composite is the equal-weighted average return of the funds in Lipper's short-term municipal category.

--------------------------------------------------------------------------------
                                                     1998 Semiannual Report  11

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--March 31, 1998 (Unaudited)

                                                                    BERNSTEIN         BERNSTEIN         BERNSTEIN       BERNSTEIN
                                                                  INTERNATIONAL        EMERGING       INTERMEDIATE        SHORT
                                                                      VALUE         MARKETS VALUE       DURATION      DURATION PLUS
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers(a)    $5,392,911,966    $  494,234,630    $2,585,500,850    $585,595,027
  Investments in securities at value--affiliated issuers(b)          52,600,360        24,661,558                 0               0
  Foreign currency at value(c)                                      149,808,968        11,044,624        19,475,630       3,675,150
  Cash in bank                                                              296               374             3,918           4,991
  Receivables:
    Interest                                                              8,713             4,677        18,745,113       8,667,749
    Dividends                                                        22,240,154         1,247,634                 0               0
    Investment securities sold                                      121,867,752         3,483,858       107,444,627      11,246,220
    Capital shares sold                                              10,848,303         2,063,400        14,849,541       1,948,823
    Foreign withholding tax reclaims                                  2,234,055                 0           103,585          18,508
    Margin due from broker on futures contracts                       2,356,340                 0            93,244          12,080
  Unamortized organization expenses (Note 1)                                  0            30,889                 0               0
  Collateral held for securities loaned, at value (Note 1)        1,330,663,564                 0                 0               0
  Other assets                                                          113,779            25,921            45,566          13,485
  Appreciation on foreign currency contracts (Note 3D)               66,836,306                 0         1,218,113         288,222
                                                                 --------------    --------------    --------------    ------------
  Total assets                                                    7,152,490,556       536,797,565     2,747,480,187     611,470,255
                                                                 --------------    --------------    --------------    ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                                 0                 0         3,717,117         925,733
    Investment securities purchased                                 141,699,236        14,629,646       422,727,653      16,269,128
    Capital shares redeemed                                          12,777,673           120,748         3,128,168       1,628,797
    Management fee (Note 2)                                           4,319,346           529,115           918,836         254,550
    Shareholder servicing and administration fee (Note 2)             1,152,634           105,823           194,749          50,910
    Accrued expenses                                                    358,324           204,802           145,013          36,012
    Organization costs payable to the manager                                 0            12,742                 0               0
    Foreign withholding taxes                                         2,806,525           108,212                 0               0
    Margin owed to broker on futures contracts                           88,118                 0                 0               0
  Depreciation on foreign currency contracts (Note 3D)                1,696,320             5,946           179,636          39,711
  Securities lending collateral, at value (Note 1)                1,330,663,564                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
  Total liabilities                                               1,495,561,740        15,717,034       431,011,172      19,204,841
                                                                 --------------    --------------    --------------    ------------
  NET ASSETS(d)                                                  $5,656,928,816    $  521,080,531    $2,316,469,015    $592,265,414
                                                                 ==============    ==============    ==============    ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $21.02            $17.53            $13.25          $12.42
                                                                 ==============    ==============    ==============    ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                          $      269,170    $       29,722    $      174,893    $     47,670
  Additional paid-in capital                                      4,507,627,282       622,086,927     2,294,960,686     599,589,511
  Undistributed net investment income/(excess distributions)         (6,241,178)         (868,842)       (3,277,544)       (930,191)
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                    318,364,510       (13,831,865)       26,216,165      (4,203,311)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                         772,863,070       (86,292,232)       (2,518,641)     (2,460,544)
    Foreign currencies                                               64,045,962           (43,179)          913,456         222,279
                                                                 --------------    --------------    --------------    ------------
                                                                 $5,656,928,816    $  521,080,531    $2,316,469,015    $592,265,414
                                                                 ==============    ==============    ==============    ============

(a)Cost:$4,635,077,765; $576,595,056; $2,588,083,649; $588,078,094;
$136,132,019; $1,218,566,680; $460,791,839; $714,049,526; $162,957,447;
$91,754,190; and $82,962,635, respectively (Note 1) (b) Cost: $37,331,780 and
$28,593,364 respectively (Note 1) (c) Cost: $150,900,832; $11,116,339;
$19,576,449; and $3,695,240, respectively (Note 1) (d) Applicable to:
269,169,144; 29,722,370; 174,891,666; 47,668,671; 10,956,687; 90,663,200;
33,931,670; 54,959,500; 12,087,020; 7,201,256; and 6,596,724 shares of capital stock outstanding, respectively.
See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
12  Sanford C. Bernstein Fund, Inc.


                                                                   BERNSTEIN         BERNSTEIN          BERNSTEIN        BERNSTEIN
                                                                   GOVERNMENT       DIVERSIFIED        CALIFORNIA        NEW YORK
                                                                 SHORT DURATION      MUNICIPAL          MUNICIPAL        MUNICIPAL
                                                                    PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers(a)    $  136,506,036    $1,257,865,957    $  474,368,344    $737,123,159
  Investments in securities at value--affiliated issuers(b)                   0                 0                 0               0
  Foreign currency at value(c)                                                0                 0                 0               0
  Cash in bank                                                               96            10,553            96,173         185,780
  Receivables:
    Interest                                                          1,957,469        17,594,067         6,743,082      11,664,880
    Dividends                                                                 0                 0                 0               0

    Investment securities sold                                                0         1,020,000                 0               0
    Capital shares sold                                                 244,800         8,965,604         2,160,300       5,627,442
    Foreign withholding tax reclaims                                          0                 0                 0               0
    Margin due from broker on futures contracts                          18,750                 0                 0               0
  Unamortized organization expenses (Note 1)                                  0                 0                 0               0
  Collateral held for securities loaned, at value (Note 1)                    0                 0                 0               0
  Other assets                                                            2,960            24,776             8,949          14,979
  Appreciation on foreign currency contracts (Note 3D)                        0                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
  Total assets                                                      138,730,111     1,285,480,957       483,376,848     754,616,240
                                                                 --------------    --------------    --------------    ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                           219,016         1,490,994           551,622         903,621
    Investment securities purchased                                           0        29,463,744         8,524,231               0
    Capital shares redeemed                                           1,246,857         1,337,603           239,821         715,639
    Management fee (Note 2)                                              59,235           514,215           197,595         313,320
    Shareholder servicing and administration fee (Note 2)                11,847           104,833            39,519          62,664
    Accrued expenses                                                     21,717            96,169            50,549          67,752
    Organization costs payable to the manager                                 0                 0                 0               0
    Foreign withholding taxes                                                 0                 0                 0               0
    Margin owed to broker on futures contracts                                0                 0                 0               0
  Depreciation on foreign currency contracts (Note 3D)                        0                 0                 0               0
  Securities lending collateral, at value (Note 1)                            0                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
  Total liabilities                                                   1,558,672        33,007,558         9,603,337       2,062,996
                                                                 --------------    --------------    --------------    ------------
  NET ASSETS(d)                                                  $  137,171,439    $1,252,473,399    $  473,773,511    $752,553,244
                                                                 ==============    ==============    ==============    ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $12.52            $13.81            $13.96          $13.69
                                                                 ==============    ==============    ==============    ============

NET ASSETS CONSIST OF:
  Capital stock, at par                                          $       10,957    $       90,664    $       33,932    $     54,960
  Additional paid-in capital                                        138,502,047     1,211,572,064       459,792,722     728,939,453
  Undistributed net investment income/(excess distributions)             55,344            32,266           (31,860)          9,519
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                     (1,751,004)        1,479,128           402,212         475,679
  Unrealized appreciation (depreciation) of:
    Investments and futures                                             354,095        39,299,277        13,576,505      23,073,633
    Foreign currencies                                                        0                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
                                                                 $  137,171,439    $1,252,473,399    $  473,773,511    $752,553,244
                                                                 ==============    ==============    ==============    ============


                                                                     BERNSTEIN         BERNSTEIN          BERNSTEIN
                                                                  SHORT DURATION    SHORT DURATION     SHORT DURATION
                                                                   DIVERSIFIED        CALIFORNIA          NEW YORK
                                                                     MUNICIPAL         MUNICIPAL          MUNICIPAL
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO

---------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers(a)    $  163,442,895    $   92,089,267    $   82,895,160
  Investments in securities at value--affiliated issuers(b)                   0                 0                 0
  Foreign currency at value(c)                                                0                 0                 0
  Cash in bank                                                              136            65,843            41,015
  Receivables:
    Interest                                                          2,320,502         1,532,569         1,159,612
    Dividends                                                                 0                 0                 0
    Investment securities sold                                        1,020,000         1,224,000                 0
    Capital shares sold                                                 577,331           319,926           266,674
    Foreign withholding tax reclaims                                          0                 0                 0
    Margin due from broker on futures contracts                               0                 0                 0
  Unamortized organization expenses (Note 1)                              5,764             2,111             2,398
  Collateral held for securities loaned, at value (Note 1)                    0                 0                 0
  Other assets                                                            3,422             1,851             1,731
  Appreciation on foreign currency contracts (Note 3D)                        0                 0                 0
                                                                 --------------    --------------    --------------
  Total assets                                                      167,370,050        95,235,567        84,366,590
                                                                 --------------    --------------    --------------

LIABILITIES
  Payables:
    Dividends to shareholders                                           151,350            84,393            85,835
    Investment securities purchased                                  14,104,257         4,032,064         1,291,932
    Capital shares redeemed                                           1,467,542           628,136           806,248
    Management fee (Note 2)                                              64,410            37,700            34,775
    Shareholder servicing and administration fee (Note 2)                12,882             7,540             6,955
    Accrued expenses                                                     26,668            18,898            20,786
    Organization costs payable to the manager                             7,059             2,652             2,969
    Foreign withholding taxes                                                 0                 0                 0
    Margin owed to broker on futures contracts                                0                 0                 0
  Depreciation on foreign currency contracts (Note 3D)                        0                 0                 0
  Securities lending collateral, at value (Note 1)                            0                 0                 0
                                                                 --------------    --------------    --------------
  Total liabilities                                                  15,834,168         4,811,383         2,249,500
                                                                 --------------    --------------    --------------
  NET ASSETS(d)                                                  $  151,535,882    $   90,424,184    $   82,117,090
                                                                 ==============    ==============    ==============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $12.54            $12.56            $12.45
                                                                 ==============    ==============    ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                          $       12,087    $        7,201    $        6,597
  Additional paid-in capital                                        150,980,921        90,082,412        82,154,504
  Undistributed net investment income/(excess distributions)             (9,678)          (20,838)              172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                         67,104            20,332            23,292
  Unrealized appreciation (depreciation) of:
    Investments and futures                                             485,448           335,077           (67,475)
    Foreign currencies                                                        0                 0                 0
                                                                 --------------    --------------    --------------
                                                                 $  151,535,882    $   90,424,184    $   82,117,090
                                                                 ==============    ==============    ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  13

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Six Months Ended March 31, 1998 (Unaudited)

                                                                 BERNSTEIN          BERNSTEIN        BERNSTEIN
                                                               INTERNATIONAL        EMERGING       INTERMEDIATE
                                                                   VALUE          MARKETS VALUE      DURATION
                                                                 PORTFOLIO          PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                    $   2,892,144    $     475,053    $  63,494,404
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $4,444,027 and $360,108)                  33,045,498        3,200,616                0
    Dividends--affiliated issuers                                           0                0                0
                                                                -------------    -------------    -------------
  Total income                                                     35,937,642        3,675,669       63,494,404
                                                                -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                 23,097,799        2,479,463        5,122,410
    Shareholder servicing and administration fee                    6,139,038          497,628        1,082,910
    Custodian and transfer agent fees                               1,052,837          414,742          161,219
    Auditing and tax consulting fees                                   60,903            7,651           28,399
    Insurance                                                          31,675            3,203           12,978
    Directors' fees and expenses                                       33,543            3,285           14,846
    Legal fees                                                          7,727              734            2,984
    Registration fees                                                 114,849           73,532          102,718
    Printing                                                           54,338           16,113           11,142
    Amortization of organization expense                                    0            4,807                0
    Miscellaneous                                                      29,139            1,309           17,782
                                                                -------------    -------------    -------------
  Total expenses                                                   30,621,848        3,502,467        6,557,388
                                                                -------------    -------------    -------------
  Net investment income                                             5,315,794          173,202       56,937,016
                                                                -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                       191,105,890      (11,199,227)      33,101,346
    Futures transactions                                            6,343,919                0        2,386,540
    Foreign currency transactions                                 124,931,548       (2,637,092)         159,027
                                                                -------------    -------------    -------------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                       322,381,325      (13,836,319)      35,646,913
                                                                -------------    -------------    -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                       148,821,804      (57,300,025)     (16,065,621)
    Foreign currencies                                             65,336,334           55,569        1,393,262
                                                                -------------    -------------    -------------

  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign
  currencies                                                      214,158,138      (57,244,456)     (14,672,359)
                                                                -------------    -------------    -------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                     536,539,463      (71,080,775)      20,974,554
                                                                -------------    -------------    -------------

  Net increase (decrease) in net assets
  resulting from operations                                     $ 541,855,257    $ (70,907,573)   $  77,911,570
                                                                =============    =============    =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14  Sanford C. Bernstein Fund, Inc.

                                                               BERNSTEIN       BERNSTEIN     BERNSTEIN    BERNSTEIN       BERNSTEIN
                                                                 SHORT        GOVERNMENT    DIVERSIFIED  CALIFORNIA       NEW YORK
                                                             DURATION PLUS  SHORT DURATION   MUNICIPAL    MUNICIPAL       MUNICIPAL
                                                               PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                 $ 17,571,954    $4,206,726     $28,675,828   $10,343,644   $ 17,490,831
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $4,444,027 and $360,108)                       0             0               0             0              0
    Dividends--affiliated issuers                                       0             0               0             0              0
                                                             ------------    ----------     -----------   -----------   ------------
  Total income                                                 17,571,954     4,206,726      28,675,828    10,343,644     17,490,831
                                                             ------------    ----------     -----------   -----------   ------------
  Expenses (Notes 1 and 2):
    Management fee                                              1,511,070       359,300       2,902,388     1,089,615      1,762,195
    Shareholder servicing and administration fee                  302,214        71,860         589,572       217,923        352,439
    Custodian and transfer agent fees                              78,342        44,314         141,560        76,504         99,134
    Auditing and tax consulting fees                               11,444         4,157          15,938         6,765         10,663
    Insurance                                                       3,938           919           7,023         2,526          4,328
    Directors' fees and expenses                                    5,111         1,190           8,230         2,903          5,203
    Legal fees                                                        946           222           1,631         1,878          1,019
    Registration fees                                              11,138        15,246          67,699        18,575         25,753
    Printing                                                        4,674         1,232           7,527         2,477          4,892
    Amortization of organization expense                                0             0               0             0              0
    Miscellaneous                                                   6,311         1,846           7,790         2,787          5,368
                                                             ------------    ----------     -----------   -----------   ------------
  Total expenses                                                1,935,188       500,286       3,749,358     1,421,953      2,270,994
                                                             ------------    ----------     -----------   -----------   ------------
  Net investment income                                        15,636,766     3,706,440      24,926,470     8,921,691     15,219,837
                                                             ------------    ----------     -----------   -----------   ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                       653,062       161,722       2,401,909       670,026        953,966
    Futures transactions                                           47,687        38,462               0             0              0
    Foreign currency transactions                                 122,112             0               0             0              0
                                                             ------------    ----------     -----------   -----------   ------------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                       822,861       200,184       2,401,909       670,026        953,966
                                                             ------------    ----------     -----------   -----------   ------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                    (2,241,318)     (332,098)      4,495,924     1,282,336      2,907,421
    Foreign currencies                                            387,982             0               0             0              0
                                                             ------------    ----------     -----------   -----------   ------------

  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign
  currencies                                                   (1,853,336)     (332,098)      4,495,924     1,282,236      2,907,421
                                                             ------------    ----------     -----------   -----------   ------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                  (1,030,475)     (131,914)      6,897,833     1,952,362      3,861,387
                                                             ------------    ----------     -----------   -----------   ------------

  Net increase (decrease) in net assets
  resulting from operations                                  $ 14,606,291    $3,574,526     $31,824,303   $10,874,053   $ 19,081,224
                                                             ============    ==========     ===========   ===========   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  15

Sanford C. Bernstein Fund, Inc.


Statements of Operations for the Six Months Ended March 31, 1998 (Unaudited) (continued)

                                                                  BERNSTEIN            BERNSTEIN          BERNSTEIN
                                                                SHORT DURATION       SHORT DURATION     SHORT DURATION
                                                                  DIVERSIFIED          CALIFORNIA          NEW YORK
                                                                   MUNICIPAL            MUNICIPAL          MUNICIPAL
                                                                   PORTFOLIO            PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
   Interest                                                        $ 3,350,025        $ 1,762,088        $ 1,774,950
   Dividends--unaffiliated issuers                                           0                  0                  0
   Dividends--affiliated issuers                                             0                  0                  0
                                                                   -----------        -----------        -----------
  Total income                                                       3,350,025          1,762,088          1,774,950
                                                                   -----------        -----------        -----------
  Expenses (Notes 1 and 2):
   Management fee                                                      384,325            214,175            197,535
   Shareholder servicing and administration fee                         76,865             42,835             39,507
   Custodian and transfer agent fees                                    56,284             42,335             43,267
   Auditing and tax consulting fees                                      3,788              2,925              2,825
   Insurance                                                               963                539                497
   Directors' fees and expenses                                          1,190                682                631
   Legal fees                                                              233                125                111
   Registration fees                                                    15,534              4,531              4,167
   Printing                                                              1,312                686                837
   Amortization of organization expense                                  2,333                683                777
   Miscellaneous                                                         1,415              1,027                905
                                                                   -----------        -----------        -----------
  Total expenses                                                       544,242            310,543            291,059
                                                                   -----------        -----------        -----------
  Net investment income                                              2,805,783          1,451,545          1,483,891
                                                                   -----------        -----------        -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
   Investment transactions                                             136,650             20,829             25,541
   Futures transactions                                                      0                  0                  0
   Foreign currency transactions                                             0                  0                  0
                                                                   -----------        -----------        -----------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                            136,650             20,829             25,541
                                                                   -----------        -----------        -----------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
   Investments and futures                                              48,940             31,572            (79,267)
   Foreign currencies                                                        0                  0                  0
                                                                   -----------        -----------        -----------

  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies         48,940             31,572            (79,267)
                                                                   -----------        -----------        -----------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                          185,590             52,401            (53,726)
                                                                   -----------        -----------        -----------

  Net increase (decrease) in net assets
  resulting from operations                                        $ 2,991,373        $ 1,503,946        $ 1,430,165
                                                                   ===========        ===========        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
16  Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                                     BERNSTEIN                              BERNSTEIN
                                                                INTERNATIONAL VALUE                  EMERGING MARKETS VALUE
                                                                     PORTFOLIO                              PORTFOLIO

                                                         SIX MONTHS            YEAR             SIX MONTHS            YEAR
                                                        ENDED 3/31/98          ENDED           ENDED 3/31/98          ENDED
                                                         (UNAUDITED)          9/30/97           (UNAUDITED)          9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                               $     5,315,794     $    54,354,426     $       173,202     $     2,210,304
    Net realized gain (loss) on investment
    and futures transactions                                197,449,809         171,493,204         (11,199,227)         12,062,290
    Net realized gain (loss) on foreign
    currency transactions                                   124,931,516         230,436,548          (2,637,092)           (983,289)
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                              148,821,804         409,778,908         (57,300,025)        (10,738,278)
       Foreign currencies                                    65,336,334         (20,625,048)             55,569             (92,721)
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net assets
  resulting from operations                                 541,855,257         845,438,038         (70,907,573)          2,458,306
                                                        ---------------     ---------------     ---------------     ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                   (264,449,031)       (177,062,085)         (2,126,337)         (1,152,059)
    Distributions from net realized gains                  (168,349,561)        (39,191,692)        (12,049,985)           (290,473)
    Distributions in excess of net investment
    income due to timing differences                                  0                   0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                                   0                   0                   0                   0
                                                        ---------------     ---------------     ---------------     ---------------
  Total dividends and distributions
  to shareholders                                          (432,798,592)       (216,253,777)        (14,176,322)         (1,442,532)
                                                        ---------------     ---------------     ---------------     ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                       570,812,407       1,450,373,271         183,742,299         179,156,364
    Net proceeds  from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains               420,644,905         206,728,506          14,016,194           1,364,309
                                                        ---------------     ---------------     ---------------     ---------------
  Total proceeds from shares sold                           991,457,312       1,657,101,777         197,758,493         180,520,673
    Cost of shares redeemed                                (409,583,029)       (451,546,431)        (29,899,115)        (17,155,531)
                                                        ---------------     ---------------     ---------------     ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                581,874,283       1,205,555,346         167,859,378+        163,365,142+
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net assets                     690,930,948       1,834,739,607          82,775,483         164,380,916

NET ASSETS:
  Beginning of period                                     4,965,997,868       3,131,258,261         438,305,048         273,924,132
                                                        ---------------     ---------------     ---------------     ---------------

  End of period                                         $ 5,656,928,816     $ 4,965,997,868     $   521,080,531     $   438,305,048
                                                        ===============     ===============     ===============     ===============
                                                               (a)                 (b)                 (c)                  (d)



                                                           BERNSTEIN
                                                     INTERMEDIATE DURATION
                                                           PORTFOLIO

                                                SIX MONTHS            YEAR
                                               ENDED 3/31/98          ENDED
                                                (UNAUDITED)          9/30/97
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                      $   56,937,016    $   97,883,398
    Net realized gain (loss) on investment
    and futures transactions                       35,487,886        29,519,760

    Net realized gain (loss) on foreign
    currency transactions                             159,027         7,976,379
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                    (16,065,621)       10,064,506
       Foreign currencies                           1,393,262          (860,039)
                                               --------------    --------------
  Net increase (decrease) in net assets
  resulting from operations                        77,911,570       144,584,004
                                               --------------    --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income          (73,639,724)     (104,555,087)
    Distributions from net realized gains         (26,215,853)                0
    Distributions in excess of net investment
    income due to timing differences                        0                 0
    Distributions in excess of net realized
    gains due to timing differences                         0                 0
                                               --------------    --------------
  Total dividends and distributions
  to shareholders                                 (99,855,577)     (104,555,087)
                                               --------------    --------------
  Capital-share transactions:
    Net proceeds from sales of shares             398,483,719       822,336,300
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
   and distributions from net realized gains       42,945,506        26,308,709
                                               --------------    --------------
  Total proceeds from shares sold                 441,429,225       848,645,009
    Cost of shares redeemed                      (161,236,695)     (282,229,570)
                                               --------------    --------------
  Increase (decrease) in net assets from
  capital-share transactions                      280,192,530       566,415,439
                                               --------------    --------------
  Net increase (decrease) in net assets           258,248,523       606,444,356

NET ASSETS:
  Beginning of period                           2,058,220,492     1,451,776,136
                                               --------------    --------------
  End of period                                $2,316,469,015    $2,058,220,492
                                               ==============    ==============
                                                     (e)               (f)


(a) Includes undistributed net investment income/(excess distributions) of $(6,241,178) (b) Includes undistributed net investment income/(excess distributions) of $252,892,059 (c) Includes undistributed net investment income/(excess distributions) of $(868,842) (d) Includes undistributed net investment income/ (excess distributions) of $1,084,293 (e) Includes undistributed net investment income/(excess distributions) of $(3,277,544) (f) Includes undistributed net investment income/(excess distributions) of $13,425,164.

 + Includes effect of portfolio transaction fee in the amounts of $4,310,168 and $3,912,648 for the periods ended March 31, 1998 and September 30, 1997, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  17

Sanford C. Bernstein Fund, Inc.

                                                                        BERNSTEIN                             BERNSTEIN
                                                                      SHORT DURATION                      GOVERNMENT SHORT
                                                                      PLUS PORTFOLIO                     DURATION PORTFOLIO

                                                              SIX MONTHS          YEAR              SIX MONTHS         YEAR
                                                             ENDED 3/31/98        ENDED            ENDED 3/31/98       ENDED
                                                              (UNAUDITED)        9/30/97            (UNAUDITED)       9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                    $  15,636,766      $  31,349,977      $   3,706,440      $   7,279,080
    Net realized gain (loss) on investment
    and futures transactions                                       700,749          3,036,827            200,184             34,364
    Net realized gain (loss) on foreign
    currency transactions                                          122,112          2,405,385                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                                  (2,241,318)        (1,454,162)          (332,098)           525,741
       Foreign currencies                                          387,982           (253,130)                 0                  0
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets
  resulting from operations                                     14,606,291         35,084,897          3,574,526          7,839,185
                                                             -------------      -------------      -------------      -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                       (19,884,583)       (32,676,633)        (3,706,440)        (7,279,080)
    Distributions from net realized gains                                0                  0                  0                  0
    Distributions in excess of net investment
    income due to timing differences                                     0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                                      0                  0                  0                  0
                                                             -------------      -------------      -------------      -------------
  Total dividends and distributions
  to shareholders                                              (19,884,583)       (32,676,633)        (3,706,440)        (7,279,080)
                                                             -------------      -------------      -------------      -------------
  Capital-share transactions:
    Net proceeds from sales of shares                           89,701,409        251,630,940         28,420,790         53,364,135
    Net proceeds from sales of shares issued

    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains                    6,922,901         11,982,008          1,533,597          3,198,539
                                                             -------------      -------------      -------------      -------------
  Total proceeds from shares sold                               96,624,310        263,612,948         29,954,387         56,562,674
    Cost of shares redeemed                                   (111,824,861)      (191,524,695)       (34,732,304)       (54,843,647)
                                                             -------------      -------------      -------------      -------------
  Increase (decrease) in net assets from
  capital-share transactions                                   (15,200,551)        72,088,253         (4,777,917)         1,719,027
                                                             -------------      -------------      -------------      ------------
    Net increase (decrease) in net assets                      (20,478,843)        74,496,517         (4,909,831)         2,279,132
                                                             -------------      -------------      -------------      -------------

NET ASSETS:
  Beginning of period                                          612,744,257        538,247,740        142,081,270        139,802,138
                                                             -------------      -------------      -------------      -------------
  End of period                                              $ 592,265,414      $ 612,744,257      $ 137,171,439      $ 142,081,270
                                                             =============      =============      =============      =============
                                                                  (g )               (h)                (i)                (i)


                                                             BERNSTEIN
                                                       DIVERSIFIED MUNICIPAL
                                                             PORTFOLIO

                                                  SIX MONTHS          YEAR
                                                 ENDED 3/31/98        ENDED
                                                  (UNAUDITED)        9/30/97
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $   24,926,470  $   42,797,943
    Net realized gain (loss) on investment
    and futures transactions                          2,401,909         921,074
    Net realized gain (loss) on foreign
    currency transactions                                     0               0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                        4,495,924      21,574,271
       Foreign currencies                                     0               0
                                                 --------------  --------------
  Net increase (decrease) in net assets
  resulting from operations                          31,824,303      65,293,288
                                                 --------------  --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income            (24,926,470)    (42,797,943)
    Distributions from net realized gains              (607,173)       (787,195)
    Distributions in excess of net investment
    income due to timing differences                          0               0
    Distributions in excess of net realized
    gains due to timing differences                           0               0

                                                 --------------  --------------
  Total dividends and distributions
  to shareholders                                   (25,533,643)    (43,585,138)
                                                 --------------  --------------
  Capital-share transactions:
    Net proceeds from sales of shares               217,255,974     412,440,715
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         5,993,372      10,732,504
                                                 --------------  --------------
  Total proceeds from shares sold                   223,249,346     423,173,219
    Cost of shares redeemed                         (91,441,072)   (150,902,213)
                                                 --------------  --------------
  Increase (decrease) in net assets from
  capital-share transactions                        131,808,274     272,271,006
                                                 --------------  --------------
  Net increase (decrease) in net assets             138,098,934     293,979,156


NET ASSETS:
  Beginning of period                             1,114,374,465     820,395,309
                                                 --------------  --------------
  End of period                                  $1,252,473,399  $1,114,374,465
                                                 ==============  ==============
                                                       (j)             (j)

(g) Includes undistributed net investment income/(excess distributions) of $(930,191) (h) Includes undistributed net investment income/(excess distributions) of $3,317,626 (i) Includes undistributed net investment income/(excess distributions) of $55,344 (j) Includes undistributed net investment income/(excess distributions) of $32,266
See Notes to Financial Statements.

--------------------------------------------------------------------------------
18  Sanford C. Bernstein Fund, Inc.

                                                                                                                   BERNSTEIN
                                                        BERNSTEIN                    BERNSTEIN                  SHORT DURATION
                                                    CALIFORNIA MUNICIPAL         NEW YORK MUNICIPAL           DIVERSIFIED MUNICIPAL
                                                        PORTFOLIO                    PORTFOLIO                     PORTFOLIO

                                                 SIX MONTHS         YEAR        SIX MONTHS      YEAR      SIX MONTHS        YEAR
                                                ENDED 3/31/98       ENDED      ENDED 3/31/98    ENDED    ENDED 3/31/98      ENDED
                                                 (UNAUDITED)       9/30/97      (UNAUDITED)    9/30/97    (UNAUDITED)      9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                       $  8,921,691   $ 14,461,741  $ 15,219,837  $ 27,216,718  $  2,805,783  $  4,950,067
    Net realized gain (loss) on investment
    and futures transactions                         670,026        672,821       953,966     1,118,095       136,650       373,938
    Net realized gain (loss) on foreign
    currency transactions                                  0              0             0             0             0             0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                     1,282,336      7,475,656     2,907,421    11,126,668        48,940       105,400
       Foreign currencies                                  0              0             0             0             0             0
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets
  resulting from operations                       10,874,053     22,610,218    19,081,224    39,461,481     2,991,373     5,429,405
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Dividends and distributions to shareholders:
    Dividends from net investment income          (8,921,691)   (14,461,741)  (15,219,837)  (27,216,718)   (2,805,783)   (4,950,067)
    Distributions from net realized gains           (233,401)             0      (346,570)            0      (430,886)     (123,013)
    Distributions in excess of net investment
    income due to timing differences                       0              0             0             0             0             0
    Distributions in excess of net realized
    gains due to timing differences                        0              0             0             0             0             0
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Total dividends and distributions
  to shareholders                                 (9,155,092)   (14,461,741)  (15,566,407)  (27,216,718)   (3,236,669)   (5,073,080)
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Capital-share transactions:
    Net proceeds from sales of shares            102,375,662    179,166,284   130,488,585   211,956,842    57,242,934   124,984,043
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                        2,292,819      3,573,855     4,410,284     8,095,579     1,395,528     1,725,958
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Total proceeds from shares sold                104,668,481    182,740,139   134,898,869   220,052,421    58,638,462   126,710,001
    Cost of shares redeemed                      (43,998,360)   (65,262,022)  (57,560,673)  (99,813,691)  (58,678,696)  (94,340,876)
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Increase (decrease) in net assets from
  capital-share transactions                      60,670,121    117,478,117    77,338,196   120,238,730       (40,234)   32,369,125
                                                ------------   ------------  ------------  ------------  ------------  ------------

  Net increase (decrease) in net assets           62,389,082    125,626,594    80,853,013   132,483,493      (285,530)   32,725,450


NET ASSETS:
  Beginning of period                            411,384,429    285,757,835   671,700,231   539,216,738   151,821,412   119,095,962
                                                ------------   ------------  ------------  ------------  ------------  ------------
  End of period                                 $473,773,511   $411,384,429  $752,553,244  $671,700,231  $151,535,882  $151,821,412
                                                ============   ============  ============  ============  ============  ============
                                                    (k)            (k)           (l)           (l)           (m)           (m)


                                                                          BERNSTEIN                           BERNSTEIN
                                                                        SHORT DURATION                      SHORT DURATION
                                                                      CALIFORNIA MUNICIPAL                NEW YORK MUNICIPAL
                                                                           PORTFOLIO                         PORTFOLIO

                                                                 SIX MONTHS          YEAR         SIX MONTHS           YEAR
                                                                ENDED 3/31/98        ENDED        ENDED 3/31/98        ENDED
                                                                 (UNAUDITED)        9/30/97        (UNAUDITED)        9/30/97
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                       $   1,451,545    $   2,715,856    $   1,483,891    $   2,765,206
    Net realized gain (loss) on investment
    and futures transactions                                           20,829           40,413           25,541           95,685
    Net realized gain (loss) on foreign
    currency transactions                                                   0                0                0                0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                                         31,572          133,566          (79,267)        (167,004)
       Foreign currencies                                                   0                0                0                0
                                                                -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
  resulting from operations                                         1,503,946        2,889,835        1,430,165        2,693,887
                                                                -------------    -------------    -------------    -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                           (1,451,545)      (2,715,856)      (1,483,891)      (2,765,206)
    Distributions from net realized gains                             (40,712)         (72,490)         (90,423)        (201,609)
    Distributions in excess of net investment
    income due to timing differences                                        0                0                0                0
    Distributions in excess of net realized
    gains due to timing differences                                         0                0                0                0
                                                                -------------    -------------    -------------    -------------
  Total dividends and distributions
  to shareholders                                                  (1,492,257)      (2,788,346)      (1,574,314)      (2,966,815)
                                                                -------------    -------------    -------------    -------------
  Capital-share transactions:
    Net proceeds from sales of shares                              35,953,880       62,920,253       33,315,165       60,404,681
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income

    and distributions from net realized gains                         616,773        1,103,952          678,483        1,353,366
                                                                -------------    -------------    -------------    -------------
  Total proceeds from shares sold                                  36,570,653       64,024,205       33,993,648       61,758,047
    Cost of shares redeemed                                       (32,469,009)     (50,740,111)     (27,874,172)     (44,093,590)
                                                                -------------    -------------    -------------    -------------
  Increase (decrease) in net assets from
  capital-share transactions                                        4,101,644       13,284,094        6,119,476       17,664,457
                                                                -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                             4,113,333       13,385,583        5,975,327       17,391,529

NET ASSETS:
  Beginning of period                                              86,310,851       72,925,268       76,141,763       58,750,234
                                                                -------------    -------------    -------------    -------------
  End of period                                                 $  90,424,184    $  86,310,851    $  82,117,090    $  76,141,763
                                                                =============    =============    =============    =============
                                                                      (n)              (n)              (o)              (o)

(k) Includes undistributed net investment income/(excess distributions) of $(31,860) (l) Includes undistributed net investment income/(excess distributions) of $9,519 (m) Includes undistributed net investment income/(excess distributions) of $(9,678) (n) Includes undistributed net investment income/(excess distributions) of $(20,838) (o) Includes undistributed net investment income/(excess distributions) of $172
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  19

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                         BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                                     SIX MONTHS
                                                   ENDED 3/31/98    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                    (UNAUDITED)       9/30/97        9/30/96       9/30/95      9/30/94     9/30/93
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $20.92          $18.14         $16.08        $16.57      $15.39     $11.98
                                                    ----------      ----------    -----------    ----------    --------    -------
  Income from investment operations:
    Investment income, net                                0.02            0.26           0.23          0.18        0.19       0.05
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           1.90            3.73           2.26          0.07        1.13       3.54
                                                    ----------      ----------    -----------    ----------    --------    -------

  Total from investment operations                        1.92            3.99           2.49          0.25        1.32       3.59
                                                    ----------      ----------    -----------    ----------    --------    -------
  Less distributions:
    Dividends from taxable net investment income         (1.11)          (0.99)         (0.10)        (0.11)      (0.02)     (0.05)
    Dividends from tax-exempt net
    investment income                                     0               0              0             0           0          0
    Distributions from net realized gains                (0.71)          (0.22)         (0.33)        (0.63)      (0.12)     (0.13)
    Distributions in excess of net investment
    income due to timing differences                      0               0              0             0           0          0
    Distributions in excess of net realized
    gains due to timing differences                       0               0              0             0           0          0
                                                    ----------      ----------    -----------    ----------    --------    -------
  Total distributions                                    (1.82)          (1.21)         (0.43)        (0.74)      (0.14)     (0.18)
                                                    ----------      ----------    -----------    ----------    --------    -------

  Portfolio transaction fee                               0               0              0             0           0          0
                                                    ----------      ----------    -----------    ----------    --------    -------

  Net asset value, end of period                        $21.02          $20.92         $18.14        $16.08      $16.57     $15.39
                                                    ==========      ==========    ===========    ==========    ========    =======

  Total return                                           10.59%          23.25%         15.83%         1.84%       8.55%     30.45%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $5,656,929      $4,965,998    $ 3,131,258    $1,996,112    $1,343,266  $539,936
    Average net assets (000 omitted)                $4,928,524      $3,977,823    $ 2,569,586    $1,591,703    $  948,563  $235,839
    Ratio of expenses to average net assets               1.25%*          1.27%          1.31%         1.35%         1.39%     1.53%

    Ratio of net investment income to average
    net assets                                            0.22%*          1.37%          1.37%         1.17%         1.13%     1.27%
    Portfolio turnover rate                              16.43%          26.24%         21.89%        29.53%        23.78%    21.22%


*Annualized
See Notes To Financial Statements.

--------------------------------------------------------------------------------
20  Sanford C. Bernstein Fund, Inc.

                                                                            BERNSTEIN EMERGING                        BERNSTEIN
                                                                               MARKETS VALUE                         INTERMEDIATE
                                                                                 PORTFOLIO                        DURATION PORTFOLIO

                                                          SIX MONTHS                                                SIX MONTHS
                                                         ENDED 3/31/98        YEAR ENDED         YEAR ENDED        ENDED 3/31/98
                                                          (UNAUDITED)           9/30/97           9/30/96 (a)       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $22.54                $21.82           $20.00               $13.38
                                                         ---------            ----------       ----------           ----------
  Income from investment operations:
    Investment income, net                                    0.01                  0.14             0.18                 0.35
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies              (4.49)                 0.44             0.83                 0.15
                                                         ----------           ----------       ----------

  Total from investment operations                           (4.48)                 0.58             1.01                 0.50
                                                         ----------           ----------       ----------
  Less distributions:
    Dividends from taxable net investment income             (0.11)                (0.08)            0                   (0.46)
    Dividends from tax-exempt net
    investment income                                         0                     0                0                    0
    Distributions from net realized gains                    (0.61)                (0.02)            0                   (0.17)
    Distributions in excess of net investment
    income due to timing differences                          0                     0                0                    0
    Distributions in excess of net realized
    gains due to timing differences                           0                     0                0                    0
                                                         ---------            ----------       ----------           ----------

  Total distributions                                        (0.72)                (0.10)            0                   (0.63)
                                                         ---------            ----------       ----------           ----------

  Portfolio transaction fee                                   0.19                  0.24             0.81                 0
                                                         ---------           -----------       ----------           ----------

  Net asset value, end of period                            $17.53                $22.54           $21.82               $13.25
                                                         =========          ============       ==========           ==========


  Total return                                              (22.13)%+             (0.32)%+           4.80%+               3.75%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)               $521,081          $   438,305        $  273,924           $2,316,469
    Average net assets (000 omitted)                      $399,649          $   379,351        $  165,362           $2,173,186
    Ratio of expenses to average net assets                   1.76%*               1.75%             1.92%*               0.61%*
    Ratio of net investment income to average
    net assets                                                0.09%*               0.58%             1.01%*               5.25%*
    Portfolio turnover rate                                  10.14%               32.45%             9.81%              118.38%

                                                                       BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       9/30/97           9/30/96          9/30/95         9/30/94        9/30/93
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.08             $13.30            $12.54           $13.92         $13.82
                                                     ---------          ---------         ---------        ---------      ---------
  Income from investment operations:
    Investment income, net                                0.75               0.80              0.78             0.68           0.76
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.35              (0.14)             0.77            (1.15)          0.68
                                                     ---------          ---------         ---------        ---------      ---------

  Total from investment operations                        1.10               0.66              1.55            (0.47)          1.44
                                                     ---------          ---------         ---------        ---------      ---------
  Less distributions:
    Dividends from taxable net investment income         (0.80)             (0.80)            (0.76)           (0.70)         (0.76)
    Dividends from tax-exempt net
    investment income                                     0                  0                 0                0              0
    Distributions from net realized gains                 0                 (0.08)             0               (0.08)         (0.58)
    Distributions in excess of net investment
    income due to timing differences                      0                  0                (0.03)            0              0
    Distributions in excess of net realized
    gains due to timing differences                       0                  0                 0               (0.13)          0

                                                     ---------          ---------         ---------        ---------      ---------

  Total distributions                                    (0.80)             (0.88)            (0.79)           (0.91)         (1.34)
                                                     ---------          ---------         ---------        ---------      ---------

  Portfolio transaction fee                               0                  0                 0                0              0
                                                     ---------          ---------         ---------        ---------      ---------

  Net asset value, end of period                        $13.38             $13.08            $13.30           $12.54         $13.92
                                                     =========          =========         =========        =========      =========

  Total return                                            8.66%              5.05%            12.82%           (3.54)%        11.30%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $2,058,220         $1,451,776        $1,142,768         $848,529       $693,772

    Average net assets (000 omitted)                $1,745,554         $1,310,208        $  957,247         $764,519       $595,273
    Ratio of expenses to average net assets               0.62%              0.63%             0.64%            0.65%          0.66%
    Ratio of net investment income to average
    net assets                                            5.61%              5.99%             6.11%            5.14%          5.59%
    Portfolio turnover rate                             238.04%            141.04%           212.40%          203.73%         60.77%

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending March 31, 1998, September 30, 1997 and September 30, 1996, without taking account of these transaction fees would have been (18.92)%, 3.79% and 9.10%, respectively.
*Annualized
(a) Commenced operations December 15, 1995
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                     BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                                  SIX MONTHS
                                                ENDED 3/31/98   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                 (UNAUDITED)      9/30/97       9/30/96      9/30/95        9/30/94
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $12.53        $12.48        $12.49        $12.32        $12.89
                                                  -----------   -----------   -----------   -----------   -----------
  Income from investment operations:
    Investment income, net                               0.32          0.67          0.69          0.70          0.55
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies         (0.02)         0.08         (0.01)         0.18         (0.40)
                                                  -----------   -----------   -----------   -----------   -----------

  Total from investment operations                       0.30          0.75          0.68          0.88          0.15
                                                  -----------   -----------   -----------   -----------   -----------
  Less distributions:
    Dividends from taxable net investment income        (0.41)        (0.70)        (0.69)        (0.69)        (0.56)
    Dividends from tax-exempt net
    investment income                                    0             0             0             0             0

    Distributions from net realized gains                0             0             0             0             0
    Distributions in excess of net investment
    income due to timing differences                     0             0             0            (0.02)         0
    Distributions in excess of net realized
    gains due to timing differences                      0             0             0             0            (0.16)
                                                  -----------   -----------   -----------   -----------   -----------

  Total distributions                                   (0.41)        (0.70)        (0.69)        (0.71)        (0.72)
                                                  -----------   -----------   -----------   -----------   -----------

  Portfolio transaction fee                              0             0             0             0             0
                                                  -----------   -----------   -----------   -----------   -----------

  Net asset value, end of period                       $12.42        $12.53        $12.48        $12.49        $12.32
                                                  ===========   ===========   ===========   ===========   ===========

  Total return                                           2.42%         6.21%         5.54%         7.36%         1.14%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)       $   592,265   $   612,744   $   538,248   $   534,462   $   550,415
    Average net assets (000 omitted)              $   605,978   $   583,003   $   532,094   $   536,042   $   529,892
    Ratio of expenses to average net assets              0.64%*        0.65%         0.65%         0.65%         0.65%
    Ratio of net investment income to average
    net assets                                           5.18%*        5.38%         5.47%         5.69%         4.30%
    Portfolio turnover rate                             41.00%       118.58%       169.96%        61.03%       285.80%

*Annualized
See Notes to Financial Statements.

--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc.

                                                 BERNSTEIN
                                               SHORT DURATION
                                               PLUS PORTFOLIO        BERNSTEIN GOVERNMENT SHORT DURATION PORTFOLIO

                                                                   SIX MONTHS
                                                  YEAR ENDED      ENDED 3/31/98  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     9/30/93       (UNAUDITED)     9/30/97      9/30/96      9/30/95
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.14          $12.53       $12.48       $12.55        $12.34
                                                   -----------     -----------  -----------  -----------   -----------
  Income from investment operations:
    Investment income, net                                0.59            0.32         0.67         0.65          0.69
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.10           (0.01)        0.05        (0.07)         0.21
                                                   -----------     -----------  -----------  -----------   -----------

  Total from investment operations                        0.69            0.31         0.72         0.58          0.90
                                                   -----------     -----------  -----------  -----------   -----------

  Less distributions:
    Dividends from taxable net investment income         (0.59)          (0.32)       (0.67)       (0.65)        (0.69)
    Dividends from tax-exempt net
    investment income                                     0               0            0            0             0
    Distributions from net realized gains                (0.35)           0            0            0             0
    Distributions in excess of net investment
    income due to timing differences                      0               0            0            0             0
    Distributions in excess of net realized
    gains due to timing differences                       0               0            0            0             0
                                                   -----------     -----------  -----------  -----------   -----------

  Total distributions                                    (0.94)          (0.32)       (0.67)       (0.65)        (0.69)
                                                   -----------     -----------  -----------  -----------   -----------

  Portfolio transaction fee                               0               0            0            0             0
                                                    ----------     -----------  -----------  -----------   -----------

  Net asset value, end of period                        $12.89          $12.52       $12.53       $12.48        $12.55
                                                    ==========     ===========  ===========  ===========   ===========

  Total return                                           5.49%            2.52%        5.88%        4.76%         7.55%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   508,959     $   137,171  $   142,081  $   139,802   $   143,723
    Average net assets (000 omitted)               $   535,889     $   144,093  $   136,888  $   145,268   $   145,710
    Ratio of expenses to average net assets              0.66%            0.70%*       0.69%        0.69%         0.69%
    Ratio of net investment income to average
    net assets                                           4.52%            5.16%*       5.32%        5.21%         5.58%
    Portfolio turnover rate                            112.87%           17.66%       80.11%      155.29%        49.34%


                                                      BERNSTEIN GOVERNMENT             BERNSTEIN DIVERSIFIED
                                                   SHORT DURATION PORTFOLIO             MUNICIPAL PORTFOLIO

                                                                                    SIX MONTHS
                                                    YEAR ENDED    YEAR ENDED       ENDED 3/31/98     YEAR ENDED
                                                      9/30/94       9/30/93         (UNAUDITED)        9/30/97
--------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.87        $13.14             $13.74           $13.44
                                                    -----------   -----------     -------------    -------------
  Income from investment operations:
    Investment income, net                                0.49          0.44               0.29             0.60
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies          (0.38)         0.20               0.08             0.31
                                                    -----------   -----------     -------------    -------------

  Total from investment operations                         0.11          0.64              0.37             0.91
                                                    -----------   -----------     -------------    -------------
  Less distributions:
    Dividends from taxable net investment income                                          (0.01)           (0.02)
                                                          (0.49)        (0.44)
    Dividends from tax-exempt net
    investment income                                      0             0                (0.28)           (0.58)
    Distributions from net realized gains                  0            (0.47)            (0.01)           (0.01)
    Distributions in excess of net investment
    income due to timing differences                       0             0                 0                0
    Distributions in excess of net realized
    gains due to timing differences                       (0.15)         0                 0                0
                                                    -----------   -----------     -------------    -------------

  Total distributions                                     (0.64)        (0.91)            (0.30)           (0.61)
                                                    -----------   -----------     -------------    -------------

  Portfolio transaction fee                                0             0                 0                0
                                                    -----------   -----------     -------------    -------------

  Net asset value, end of period                         $12.34        $12.87            $13.81           $13.74
                                                    ===========   ===========     =============    =============

  Total return                                             0.85%         5.11%             2.70%            6.95%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $   185,028   $   212,531     $   1,252,473    $   1,114,374
    Average net assets (000 omitted)                $   188,013   $   239,462     $   1,183,123    $     965,455
    Ratio of expenses to average net assets                0.68%         0.68%             0.64%*           0.65%
    Ratio of net investment income to average
    net assets                                             3.85%         3.40%             4.23%*           4.43%
    Portfolio turnover rate                              213.02%       130.40%            11.74%           24.65%

*Annualized
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  23

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                                                     BERNSTEIN
                                                                                                                     CALIFORNIA
                                                                                                                     MUNICIPAL
                                                               BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO             PORTFOLIO

                                                                                                                     SIX MONTHS
                                                       YEAR ENDED        YEAR ENDED   YEAR ENDED        YEAR ENDED  ENDED 3/31/98
                                                         9/30/96           9/30/95      9/30/94           9/30/93    (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $13.50          $12.99         $13.78          $13.40        $13.90
                                                     -------------   -------------    -----------     -----------   -----------
  Income from investment operations:
    Investment income, net                                    0.63            0.65           0.61            0.63          0.29
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies              (0.04)           0.51          (0.72)           0.49          0.07
                                                     -------------   -------------    -----------     -----------   -----------

  Total from investment operations                            0.59            1.16          (0.11)           1.12          0.36
                                                     -------------   -------------    -----------     -----------   -----------
  Less distributions:
    Dividends from taxable net investment income             (0.01)          (0.02)         (0.01)          (0.01)        (0.01)
    Dividends from tax-exempt net
    investment income                                        (0.62)          (0.63)         (0.60)          (0.62)        (0.28)
    Distributions from net realized gains                    (0.02)           0             (0.03)          (0.11)        (0.01)
    Distributions in excess of net investment
    income due to timing differences                          0               0              0               0             0
    Distributions in excess of net realized
    gains due to timing differences                           0               0             (0.04)           0             0
                                                     -------------   -------------    -----------     -----------   -----------

  Total distributions                                        (0.65)          (0.65)         (0.68)          (0.74)        (0.30)
                                                     -------------   -------------    -----------     -----------   -----------

  Portfolio transaction fee                                   0               0              0               0             0
                                                     -------------   -------------    -----------     -----------   -----------

  Net asset value, end of period                            $13.44          $13.50         $12.99          $13.78        $13.96
                                                     =============   =============    ===========     ===========   ===========

  Total return                                                4.38%           9.16%         (0.80)%          8.61%         2.56%


RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $     820,395   $     660,814    $   552,134     $   449,668   $   473,774
    Average net assets (000 omitted)                 $     744,452   $     572,769    $   509,380     $   375,576   $   437,381
    Ratio of expenses to average net assets                   0.66%           0.66%          0.67%           0.69%         0.65%*
    Ratio of net investment income to average
    net assets                                                4.61%           4.89%          4.57%           4.64%         4.09%*
    Portfolio turnover rate                                  25.22%          42.55%         34.45%          34.74%        11.05%

*Annualized
See Notes to Financial Statements.

--------------------------------------------------------------------------------
24  Sanford C. Bernstein Fund, Inc.

                                                                       BERNSTEIN CALIFORNIA MUNICIPAL PORTFOLIO

                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                        9/30/97        9/30/96         9/30/95         9/30/94         9/30/93
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $13.58          $13.58          $13.06          $13.83          $13.38
                                                    -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                 0.59            0.61            0.64            0.61            0.60
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies            0.32            0               0.52           (0.74)           0.52
                                                    -----------     -----------     -----------     -----------     -----------

  Total from investment operations                         0.91            0.61            1.16           (0.13)           1.12
                                                    -----------     -----------     -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income          (0.03)          (0.03)          (0.05)          (0.02)          (0.02)
    Dividends from tax-exempt net
    investment income                                     (0.56)          (0.58)          (0.59)          (0.59)          (0.58)
    Distributions from net realized gains                  0               0               0               0              (0.07)
    Distributions in excess of net investment
    income due to timing differences                       0               0               0               0               0
    Distributions in excess of net realized
    gains due to timing differences                        0               0               0              (0.03)           0
                                                    -----------     -----------     -----------     -----------     -----------

  Total distributions                                     (0.59)          (0.61)          (0.64)          (0.64)          (0.67)
                                                    -----------     -----------     -----------     -----------     -----------

  Portfolio transaction fee                                0               0               0               0               0
                                                    -----------     -----------     -----------     -----------     -----------

  Net asset value, end of period                         $13.90          $13.58          $13.58          $13.06          $13.83
                                                    ===========     ===========     ===========     ===========     ===========


  Total return                                             6.82%           4.60%           9.11%          (0.98)%          8.60%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $   411,384     $   285,758     $   213,951     $   192,993     $   150,115
    Average net assets (000 omitted)                $   339,514     $   246,410     $   185,990     $   168,797     $   116,301
    Ratio of expenses to average net assets                0.67%           0.68%           0.69%           0.70%           0.73%
    Ratio of net investment income to average
    net assets                                             4.26%           4.48%           4.78%           4.51%           4.36%
    Portfolio turnover rate                               41.32%          23.87%          63.89%          24.55%          23.79%


                                                              BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO

                                                   SIX MONTHS
                                                  ENDED 3/31/98     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   (UNAUDITED)        9/30/97         9/30/96         9/30/95
----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.62          $13.35          $13.48          $12.98
                                                   -----------     -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.30            0.61            0.64            0.65
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.08            0.27           (0.07)           0.50
                                                   -----------     -----------     -----------     -----------

  Total from investment operations                        0.38            0.88            0.57            1.15
                                                   -----------     -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.01)          (0.01)          (0.02)          (0.02)
    Dividends from tax-exempt net
    investment income                                    (0.29)          (0.60)          (0.62)          (0.63)
    Distributions from net realized gains                (0.01)           0              (0.06)           0
    Distributions in excess of net investment
    income due to timing differences                      0               0               0               0
    Distributions in excess of net realized
    gains due to timing differences                       0               0               0               0
                                                   -----------     -----------     -----------     -----------

  Total distributions                                    (0.31)          (0.61)          (0.70)          (0.65)
                                                   -----------     -----------     -----------     -----------

  Portfolio transaction fee                               0               0               0               0
                                                   -----------     -----------     -----------     -----------

  Net asset value, end of period                        $13.69          $13.62          $13.35          $13.48
                                                   ===========     ===========     ===========     ===========

  Total return                                            2.75%           6.73%           4.31%           9.14%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   752,553     $   671,700     $   539,217     $   458,543

    Average net assets (000 omitted)               $   707,258     $   603,119     $   497,391     $   413,892
    Ratio of expenses to average net assets               0.64%*          0.65%           0.66%           0.66%
    Ratio of net investment income to average
    net assets                                            4.32%*          4.51%           4.73%           4.95%
    Portfolio turnover rate                              10.93%          25.94%          26.19%          44.84%

*Annualized
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  25

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                                          BERNSTEIN
                                                           BERNSTEIN NEW YORK                          SHORT DURATION
                                                          MUNICIPAL PORTFOLIO                       DIVERSIFIED MUNICIPAL
                                                                                                          PORTFOLIO

                                                                                      SIX MONTHS
                                                      YEAR ENDED      YEAR ENDED     ENDED 3/31/98    YEAR ENDED      YEAR ENDED
                                                        9/30/94         9/30/93       (UNAUDITED)       9/30/97         9/30/96
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $13.80          $13.47           $12.56          $12.52          $12.63
                                                     -----------     -----------      -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                  0.64            0.67             0.23            0.46            0.52
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies            (0.75)           0.46             0.01            0.05           (0.06)
                                                     -----------     -----------      -----------     -----------     -----------

  Total from investment operations                         (0.11)           1.13             0.24            0.51            0.46
                                                     -----------     -----------      -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income           (0.02)          (0.01)           (0.01)          (0.02)          (0.02)
    Dividends from tax-exempt net
    investment income                                      (0.62)          (0.66)           (0.22)          (0.44)          (0.50)
    Distributions from net realized gains                  (0.03)          (0.13)           (0.03)          (0.01)          (0.05)
    Distributions in excess of net investment
    income due to timing differences                        0               0                0               0               0

    Distributions in excess of net realized
    gains due to timing differences                        (0.04)           0                0               0               0
                                                     -----------     -----------      -----------     -----------     -----------

  Total distributions                                      (0.71)          (0.80)           (0.26)          (0.47)          (0.57)
                                                     -----------     -----------      -----------     -----------     -----------

  Portfolio transaction fee                                 0               0                0               0               0
                                                     -----------     -----------      -----------     -----------     -----------

  Net asset value, end of period                          $12.98          $13.80           $12.54          $12.56          $12.52
                                                     ===========     ===========      ===========     ===========     ===========

  Total return                                             (0.81)%          8.68%            1.96%           4.17%           3.68%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $   408,021     $   336,101      $   151,536     $   151,821     $   119,096
    Average net assets (000 omitted)                 $   381,144     $   277,930      $   154,157     $   135,288     $   105,467
    Ratio of expenses to average net assets                 0.67%           0.69%            0.71%*          0.72%           0.71%
    Ratio of net investment income to average
    net assets                                              4.78%           4.91%            3.65%*          3.66%           4.07%
    Portfolio turnover rate                                22.45%          34.58%           53.73%          68.25%          63.40%

*Annualized
See Notes to Financial Statements.

--------------------------------------------------------------------------------
26  Sanford C. Bernstein Fund, Inc.

                                                       BERNSTEIN                              BERNSTEIN
                                                    SHORT DURATION                          SHORT DURATION
                                                 DIVERSIFIED MUNICIPAL                   CALIFORNIA MUNICIPAL
                                                       PORTFOLIO                               PORTFOLIO

                                                                        SIX MONTHS
                                                       YEAR ENDED      ENDED 3/31/98  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       9/30/95(b)       (UNAUDITED)     9/30/97         9/30/96       9/30/95(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.50            $12.55        $12.53          $12.65         $12.50
                                                      -----------       -----------   -----------     -----------    -----------
  Income from investment operations:
    Investment income, net                                   0.55              0.21          0.45            0.50           0.53
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies              0.13              0.02          0.03           (0.07)          0.15
                                                      -----------       -----------   -----------     -----------    -----------


  Total from investment operations                           0.68              0.23          0.48            0.43           0.68
                                                      -----------       -----------   -----------     -----------    -----------
  Less distributions:
    Dividends from taxable net investment income            (0.04)            (0.01)        (0.04)          (0.05)         (0.06)
    Dividends from tax-exempt net
    investment income                                       (0.51)            (0.20)        (0.41)          (0.45)         (0.47)
    Distributions from net realized gains                    0                (0.01)        (0.01)          (0.05)          0
    Distributions in excess of net investment
    income due to timing differences                         0                 0             0               0              0
    Distributions in excess of net realized
    gains due to timing differences                          0                 0             0               0              0
                                                      -----------       -----------   -----------     -----------    -----------

  Total distributions                                       (0.55)            (0.22)        (0.46)          (0.55)         (0.53)
                                                      -----------       -----------   -----------     -----------    -----------

  Portfolio transaction fee                                  0                 0             0               0              0
                                                      -----------       -----------   -----------     -----------    -----------

  Net asset value, end of period                           $12.63            $12.56        $12.55          $12.53         $12.65
                                                      ===========       ===========   ===========     ===========    ===========

  Total return                                               5.55%             1.84%         3.89%           3.50%          5.58%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $   101,325       $    90,424   $    86,311     $    72,925    $    63,530
    Average net assets (000 omitted)                  $    85,893       $    85,956   $    76,339     $    68,060    $    49,944
    Ratio of expenses to average net assets                  0.72%*            0.72%*        0.74%           0.72%          0.73%*
    Ratio of net investment income to average
    net assets                                               4.32%*            3.39%*        3.56%           3.96%          4.12%*
    Portfolio turnover rate                                 73.50%            24.15%        75.36%          60.76%         89.33%


                                                                          BERNSTEIN
                                                                       SHORT DURATION
                                                                     NEW YORK MUNICIPAL
                                                                          PORTFOLIO

                                                   SIX MONTHS
                                                  ENDED 3/31/98     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                   (UNAUDITED)        9/30/97         9/30/96        9/30/95(b)
----------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.47           $12.52          $12.60          $12.50
                                                   -----------      -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.23             0.50            0.51            0.54
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies          (0.01)           (0.01)          (0.07)           0.10
                                                   -----------      -----------     -----------     -----------

  Total from investment operations                        0.22             0.49            0.44            0.64
                                                   -----------      -----------     -----------     -----------

  Less distributions:
    Dividends from taxable net investment income         (0.01)           (0.08)          (0.02)          (0.05)
    Dividends from tax-exempt net
    investment income                                    (0.22)           (0.42)          (0.49)          (0.49)
    Distributions from net realized gains                (0.01)           (0.04)          (0.01)           0
    Distributions in excess of net investment
    income due to timing differences                      0                0               0               0
    Distributions in excess of net realized
    gains due to timing differences                       0                0               0               0
                                                   -----------      -----------     -----------     -----------

  Total distributions                                    (0.24)           (0.54)          (0.52)          (0.54)

                                                   -----------      -----------     -----------     -----------

  Portfolio transaction fee                               0                0               0               0
                                                   -----------      -----------     -----------     -----------

  Net asset value, end of period                        $12.45           $12.47          $12.52          $12.60
                                                   ===========      ===========     ===========     ===========

  Total return                                            1.85%            3.99%           3.53%           5.24%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $    82,117      $    76,142     $    58,750     $    55,221
    Average net assets (000 omitted)               $    79,268      $    69,567     $    54,087     $    50,642
    Ratio of expenses to average net assets               0.74%*           0.76%           0.74%           0.73%*
    Ratio of net investment income to average
    net assets                                            3.75%*           3.97%           4.02%           4.23%*
    Portfolio turnover rate                              21.17%           98.01%          55.81%         112.15%

*Annualized
(b) Commenced operations October 3, 1994
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                      1998 Semiannual Report  27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (Unaudited)

NOTE 1.    Organization and Significant Accounting Policies

           Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 11 series of shares (the "Portfolios"), each with its own investment objectives. At March 31, 1998, the two International Equity Portfolios are Bernstein International Value and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

        A. Portfolio Valuation

           The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

        B. Foreign Currency Translation

           The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

           Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities at the current exchange rate are reflected as part of unrealized appreciation/depreciation on investments and foreign currencies.

           The International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

        C. Security Transactions and Related Investment Income

           Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

        D. Futures Contracts

           Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

-------------------------------------------------------------------------------
28  Sanford C. Bernstein Fund, Inc.

        E. Written Options

           When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

        F. Federal Income Taxes

           Each of the 11 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

        G. Repurchase Agreements

           Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

        H. Securities Transactions on a When-Issued or Delayed-Delivery Basis

           Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

        I. Distribution of Income and Gains

           Net investment income of each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

           Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

        J. Expenses

           Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

        K. Organization Costs

           Costs incurred in connection with the organization of the Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

-------------------------------------------------------------------------------
                                                     1998 Semiannual Report  29

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

        L. Use of Estimates

           The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        M. Portfolio Transaction Fee

           The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.


        N. Securities Lending

           Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure collateral levels are maintained. Cash collateral received is invested by the securities lending agent pursuant to investment guidelines set forth by the Fund. Collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. The International Value Portfolio earned $1,535,243 from securities lending transactions for the period ended March 31, 1998. This amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2.    Investment Management and Transactions with Affiliated Persons

        A. Management Fee

           Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $2 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets. Through the period ending December 31, 1997, the Emerging Markets Value Portfolio will not pay any portion of the fee that, together with other operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of 2.00% per annum of such Portfolio's average daily net assets. In addition, the Management Agreement for the Emerging Markets Value Portfolio provides that the Manager will pay any operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of 2.00% per annum of the Portfolio's average daily net assets.

        B. Shareholder Servicing and Administrative Fee

           Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

-------------------------------------------------------------------------------
30  Sanford C. Bernstein Fund, Inc.

        C. Distribution

           Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 11 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

        D. Directors and Officers

           Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

        E. Transactions with Affiliates

           The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amount of $52,740 for the period ended March 31, 1998.

NOTE 3.    Investment Security Transactions

        A. Purchases and Sales

           For the period from October 1, 1997 through March 31, 1998,

           the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                         PURCHASES                                     SALES
                                      EXCLUDING U.S.        PURCHASES OF          EXCLUDING U.S.          SALES OF
                                        GOVERNMENT         U.S. GOVERNMENT          GOVERNMENT         U.S. GOVERNMENT
                                        SECURITIES           SECURITIES             SECURITIES           SECURITIES
----------------------------------------------------------------------------------------------------------------------
  International Value                 $1,007,714,037                    0           $809,892,938                    0

  Emerging Markets Value                 174,678,749                    0             39,872,056                    0

  Intermediate Duration                2,211,747,175         $470,681,560          1,674,046,088         $808,923,399

  Short Duration Plus                    149,197,088           96,325,573            117,879,702          149,832,293

  Government Short Duration                        0           24,638,975                      0           32,371,750

  Diversified Municipal                  245,633,493                    0            123,949,544            9,101,443

  California Municipal                   109,981,752                    0             43,773,030            3,092,133

  New York Municipal                     130,139,712                    0             74,991,181                    0

  Short Duration Diversified
     Municipal                            85,381,757           10,885,703             61,744,200           19,980,921

  Short Duration California
     Municipal                            31,325,984                    0             19,043,142                    0

  Short Duration New York
     Municipal                            29,616,721                    0             13,217,600            1,693,388



        B. Transactions in Securities of Affiliated Issuers

           Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers for the period ended March 31, 1998 is set forth below:

BERNSTEIN  INTERNATIONAL VALUE PORTFOLIO

                                         ACQUISITIONS       DISPOSITIONS
                       BEGINNING    -----------------   ------------------  ENDING   REALIZED    INTEREST
                         SHARE       SHARE                SHARE              SHARE     GAIN    AND DIVIDEND   ENDING
  AFFILIATE             AMOUNT      AMOUNT      COST     AMOUNT    COST     AMOUNT    (LOSS)      INCOME       VALUE
----------------------------------------------------------------------------------------------------------------------
  Magneti Marelli    14,676,478        0         $0         0       $0   14,676,478    $0             $0   $45,712,036
     S.p.A. ORD
  Magneti Marelli     2,267,500        0          0         0        0    2,267,500     0              0     6,888,324
                                                 ---                ---                ---            ---  -----------
     S.p.A. RNC
                                                 $0                 $0                 $0             $0   $52,600,360
                                                 ===                ===                ===            ===  ===========

-------------------------------------------------------------------------------
                                                     1998 Semiannual Report  31

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO


                                             ACQUISITIONS      DISPOSITIONS
                            BEGINNING    ----------------    ----------------    ENDING   REALIZED    INTEREST
                              SHARE       SHARE                SHARE             SHARE     GAIN    AND DIVIDEND   ENDING
  AFFILIATE                  AMOUNT      AMOUNT      COST     AMOUNT    COST     AMOUNT   (LOSS)      INCOME       VALUE
---------------------------------------------------------------------------------------------------------------------------
Israel Land                1,999,527           0          0      0       $0    1,999,527     $0         $0      $11,374,821
  Development
Israel Land                    8,500           0          0      0        0        8,500      0          0          155,125
  Development ADR
Jilin Chemical            40,300,000  15,800,000 $2,646,532      0        0   56,100,000      0          0        6,588,246
  Industrial Co., Ltd.
Robinson's Land           57,108,500           0          0      0        0   57,108,500      0          0        3,697,024
  Corp. - Series'B'
Shenzhen China            16,350,889     108,613     32,113      0        0   16,459,502      0          0        2,846,342
  Bicycles Co., Ltd.                             ----------              ---                 ---        ---     -----------
                                                 $2,678,645              $0                  $0         $0      $24,661,558
                                                 ==========              ===                 ===        ===     ===========



        C. Federal Income Tax Status

           At March 31, 1998, the Short Duration Plus Portfolio,
           Government Short Duration Portfolio and Diversified Municipal Portfolio had capital loss carryforwards as follows:

                                                               CAPITAL LOSS
                                                            CARRYFORWARD AMOUNT                            EXPIRATION
----------------------------------------------------------------------------------------------------------------------
Short Duration Plus Portfolio                                 $5,096,709                                 9/30/2003

Government Short Duration Portfolio                            1,967,096                                 9/30/2003
Diversified Municipal Portfolio                                   34,001                                 9/30/2005
----------------------------------------------------------------------------------------------------------------------


           Additionally, the Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio and California Municipal Portfolio had post October loss deferrals of $106,578; $10,499; $15,113; and $260,619, respectively. The
           Emerging Markets Value Portfolio had post October FX loss deferrals of $958,343. For tax purposes, these losses are deemed to arise on October 1, 1997.

        D. Foreign Currency Contracts

           At March 31, 1998, the International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:


  FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                      VALUE RECEIVABLE AT        CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
 Settlement 4/01/98 through 4/30/98
   Deutschemarks                          $3,251,328           $3,244,032                   0               $(7,296)
   Japanese Yen                            7,513,148            7,506,098                   0                (7,050)
   ------------                          -----------          -----------                  ---             ---------
  Total                                  $10,764,476          $10,750,130                   0              $(14,346)
                                         ===========          ===========                  ===             =========


  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  Settlement 6/1/98 through 6/30/98
   Austrian Schillings                   $88,136,651          $87,262,144            $874,507                     0
   Australian Dollars                    100,050,000           99,370,455             679,545                     0
   Deutschemarks                         384,996,150          380,276,472           4,719,678                     0
   Finnish Markka                         57,997,281           57,272,334             724,947                     0
   French Francs                         163,778,702          162,124,321           1,654,381                     0
   Italian Lira                          140,003,111          138,348,781           1,654,330                     0
   Japanese Yen                        1,383,976,938        1,327,448,020          56,528,918                     0
   Singapore                              43,942,993           45,624,967                   0           $(1,681,974)
                                      --------------       --------------         -----------           ------------

  Total                               $2,362,881,826       $2,297,727,494         $66,836,306           $(1,681,974)
                                      ==============       ==============         ===========           ============

------------------------------------------------------------------------------
32  Sanford C. Bernstein Fund, Inc.

  FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO


                                      VALUE RECEIVABLE AT        CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  Settlement 4/01/98 through 4/30/98
   Argentine Peso                         $1,300,650           $1,300,214                   0              $   (436)
   South Korean Won                          646,772              642,569                   0                (4,203)
   Turkish Lira                            1,399,822            1,398,515                   0                (1,307)
                                          ----------           ----------         -----------            -----------
  Total                                   $3,347,244           $3,341,298                   0               $(5,946)
                                          ==========           ==========         ===========            ===========



  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Settlement 4/01/98 through 4/30/98
   Malaysian Ringitt                      $1,643,836           $1,643,836                   0                     0
                                          ----------           ----------          ----------            ----------
  Total                                   $1,643,836           $1,643,836                   0                     0
                                          ==========           ==========          ==========            ==========



  FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                     VALUE RECEIVABLE AT         CURRENT             CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATE           VALUE            APPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  Settlement 4/01/98 through 4/30/98
   Deutschemarks                          $8,503,345           $8,323,709                   0             $(179,636)
                                          ----------           ----------           ---------             ----------

  Total                                   $8,503,345           $8,323,709                   0             $(179,636)
                                          ==========           ==========           =========             ==========


  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  Settlement 4/01/98 through 4/30/98
   Deutschemarks                         $62,117,030          $60,898,917          $1,218,113                     0
                                         -----------          -----------          ----------             ---------
  Total                                  $62,117,030          $60,898,917          $1,218,113                     0
                                         ===========          ===========          ==========             =========


  FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                     VALUE RECEIVABLE AT         CURRENT             CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATE           VALUE            APPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  Settlement 4/01/98 through 4/30/98
   Deutschemarks                          $1,879,803           $1,840,092                   0              $(39,711)
                                          ----------           ----------           ---------              ---------
  Total                                   $1,879,803           $1,840,092                   0              $(39,711)
                                          ==========           ==========           =========              =========


  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  Settlement 4/01/98 through 4/30/98
   Deutschemarks                         $14,697,764          $14,409,542            $288,222                     0
                                         -----------          -----------            --------             ---------
  Total                                  $14,697,764          $14,409,542            $288,222                     0
                                         ===========          ===========            ========             =========


-------------------------------------------------------------------------------
                                                     1998 Semiannual Report  33

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

NOTE 4.    Concentration of Credit Risk

           The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5.    Risks Involved in Futures and Foreign Currency Contracts

           All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

           Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.    Capital-Share Transactions

           The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 1998, 1,450 million are divided into 11 Portfolios, allocated 400 million to the Bernstein International Value Portfolio, 250 million to the Bernstein Intermediate Duration Portfolio, 150 million to the Bernstein Diversified Municipal Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the six months ended March 31, 1998, and the year ended September 30, 1997 were as follows:


                                           BERNSTEIN                       BERNSTEIN                     BERNSTEIN
                                       INTERNATIONAL VALUE             ENERGING MARKET VALUE           INTERMEDIATE DURATION
                                           PORTFOLIO                       PORTFOLIO                        PORTFOLIO

                                   SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED 3/31/98      9/30/97     ENDED 3/31/98     9/30/97      ENDED 3/31/98      9/30/97
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                      29,924,264     76,579,608      11,473,706       7,748,663     29,941,279      62,200,789

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                   23,304,425     11,725,832         833,801          63,046      3,239,062       1,985,098

  Shares redeemed                 (21,427,256)   (23,582,282)     (2,032,500)       (918,731)   (12,120,898)    (21,358,980)
                                  -----------    -----------      ----------      ----------   ------------     ------------
  Net increase (decrease)
  in shares outstanding            31,801,433     64,723,158      10,275,007       6,892,978     21,059,443      42,826,907

  Shares outstanding at
  beginning of period             237,367,711    172,644,553      19,447,363      12,554,385    153,832,223     111,005,316
                                  -----------    -----------      ----------      ----------    -----------     -----------
  Shares outstanding at
  end of period                   269,169,144    237,367,711      29,722,370      19,447,363    174,891,666     153,832,223
                                  ===========    ===========      ==========      ==========    ===========     ===========

------------------------------------------------------------------------------
34  Sanford C. Bernstein Fund, Inc.


                                           BERNSTEIN                       BERNSTEIN                     BERNSTEIN
                                       SHORT DURATION PLUS             GOVERNMENT SHORT              DIVERSIFIED MUNICIPAL
                                           PORTFOLIO                  DURATION PORTFOLIO                 PORTFOLIO

                                   SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED 3/31/98      9/30/97     ENDED 3/31/98     9/30/97      ENDED 3/31/98      9/30/97
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                       7,189,576     20,114,755        2,265,283      4,264,809      15,732,228     30,378,901

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                      555,122        957,167          122,258        255,433         433,950        790,315

  Shares redeemed                  (8,969,505)   (15,307,647)      (2,768,214)    (4,381,871)     (6,617,876)   (11,115,453)
                                   ----------    -----------       ----------     ----------      -----------    ----------
  Net increase (decrease)
  in shares outstanding            (1,224,807)     5,764,275         (380,673)       138,371       9,548,302     20,053,763

  Shares outstanding at
  beginning of period              48,893,478     43,129,203       11,337,360     11,198,989      81,114,898     61,061,135
                                   ----------     ----------       ----------     ----------      ----------     ----------
  Shares outstanding at
  end of period                    47,668,671     48,893,478       10,956,687     11,337,360      90,663,200     81,114,898
                                   ==========     ==========       ==========     ==========      ==========     ==========




                                           BERNSTEIN                       BERNSTEIN             BERNSTEIN SHORT DURATION
                                       CALIFORNIA MUNICIPAL            NEW YORK MUNICIPAL          DIVERSIFIED MUNICIPAL
                                           PORTFOLIO                       PORTFOLIO                      PORTFOLIO

                                   SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED 3/31/98      9/30/97     ENDED 3/31/98     9/30/97      ENDED 3/31/98      9/30/97
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                       7,327,387     13,046,313       9,525,151      15,729,863      4,562,204       9,964,084

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                      164,168        260,098         322,093         600,550        111,273         137,634

  Shares redeemed                  (3,150,061)    (4,762,980)     (4,197,174)     (7,417,377)    (4,676,426)     (7,527,905)
                                   ----------     ----------      -----------     ----------     ----------      ----------
  Net increase (decrease)
  in shares outstanding             4,341,494      8,543,431       5,650,070       8,913,036         (2,949)      2,573,813
  Shares outstanding at
  beginning of period              29,590,176     21,046,745      49,309,430      40,396,394     12,089,969       9,516,156
                                   ----------     ----------      ----------      ----------     ----------      ----------
  Shares outstanding at
  end of period                    33,931,670     29,590,176      54,959,500      49,309,430     12,087,020      12,089,969
                                   ==========     ==========      ==========      ==========     ==========      ==========

------------------------------------------------------------------------------
                                                    1998 Semiannual Report  35

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

                                     BERNSTEIN SHORT DURATION       BERNSTEIN SHORT DURATION
                                       CALIFORNIA MUNICIPAL            NEW YORK MUNICIPAL

                                           PORTFOLIO                       PORTFOLIO

                                   SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                  ENDED 3/31/98    9/30/97       ENDED 3/31/98     9/30/97
---------------------------------------------------------------------------------------------------
  Shares sold                       2,863,001      5,015,641       2,673,524       4,862,743

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                       49,124         87,998          54,445         108,413

  Shares redeemed                  (2,586,085)    (4,047,977)     (2,236,833)     (3,559,396)
                                  -----------    -----------     -----------     -----------
  Net increase (decrease)
  in shares outstanding               326,040      1,055,662         491,136       1,411,760
  Shares outstanding at
  beginning of period               6,875,216      5,819,554       6,105,588       4,693,828
                                  -----------    -----------     -----------      ----------
  Shares outstanding at
  end of period                     7,201,256      6,875,216       6,596,724       6,105,588
                                  ===========     ==========     ===========      ==========

------------------------------------------------------------------------------
36  Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
 ...............................................................................

      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co.,Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.


      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Director--
      Fixed-Income Investments and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Vice President and General Counsel,
      Sanford C. Bernstein & Co., Inc.


-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 ...............................................................................

      Price Waterhouse LLP
      1177 Avenue of the Americas
      New York, New York 10036


-------------------------------------------------------------------------------
LEGAL COUNSEL
 ...............................................................................

      Shereff, Friedman, Hoffman & Goodman, LLP
      919 Third Avenue
      New York, New York 10022


-------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
 ...............................................................................

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110


-------------------------------------------------------------------------------
INVESTMENT ADVISOR
 ...............................................................................

      Sanford C. Bernstein & Co., Inc.


      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      800 Connecticut Avenue, NW
      Washington, DC 20006

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401


*Not related to Zalman C. Bernstein, Chairman of the Executive Committee,
 Sanford C. Bernstein & Co., Inc.


   These financial statements are taken from the records of the Fund without examination by independent public accountants who express no opinion thereon.

                       Sanford C. Bernstein Fund, Inc.
                  767 Fifth Avenue, New York, New York 10153
                                (212) 756-4097

                       Sanford C. Bernstein Fund, Inc.

                              SEMIANNUAL REPORT
                                MARCH 31, 1998

                            Schedule of Investments
                            Taxable Bond Portfolios

                           -------------------------

                            Intermediate Duration
                             Short Duration Plus
                          Government Short Duration

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                          March 31, 1998 (Unaudited)

-----------------------------------------------------------------------------
Principal Amount    Description                                 Market Value*
-----------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                              108.56%
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (Note A, p. 6):                                 17.69%
-----------------------------------------------------------------------------
Commercial Paper: 1.71%
 39,524,000         Associates First Capital Corp.,             $  39,524,000
                    04/01/1998
                                                                -------------
Total Commercial Paper (Cost $39,524,000)                          39,524,000
                                                                -------------
U.S. Treasury Bills: 15.98%
 81,675,000         11/12/1998 (Note B, p. 6)                      79,081,819
168,325,000         12/10/1998                                    162,339,194
135,290,000         03/04/1999                                    128,830,985
                                                                -------------
Total U.S. Treasury Bills (Cost $369,999,533)                     370,251,998
                                                                -------------
Total Short-Term Investments
(Cost $409,523,533)                                               409,775,998
                                                                -------------
-----------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                    3.00%
-----------------------------------------------------------------------------
 17,080,000         5.00%, 02/15/1999                              16,999,946
 52,350,000         5.625%, 11/30/1999                             52,382,771
                    (Note C, p. 6)
                                                                  -----------
Total U.S. Treasury Notes (Cost $69,442,181)                       69,382,717
                                                                  -----------
-----------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITIES:                         17.28%
-----------------------------------------------------------------------------
191,571,235         3.625%, 07/15/2002 (Note D, p. 6)             189,775,447
199,387,305         3.375%, 01/15/2007                            193,405,886
                    (Notes E, F & G, p. 6)
 17,298,805         3.625%, 01/15/2008                             17,104,193
                    (Notes H & I, p. 6)
                                                                  -----------
Total U.S. Treasury Inflation Protection
Securities (Cost $403,999,874)                                    400,285,526
                                                                  -----------
-----------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                    3.84%
-----------------------------------------------------------------------------
 14,330,000         8.875%, 08/15/2017                             18,996,221

 21,780,000         6.50%, 11/15/2026                              23,236,559
 43,115,000         6.625%, 02/15/2027                             46,779,818
                                                                  -----------
Total U.S. Treasury Bonds (Cost $86,371,429)                       89,012,598
                                                                  -----------
-----------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                  12.49%
-----------------------------------------------------------------------------
  4,866,744         Allied Capital Commercial Mortgage              4,826,112
                    Trust Series 1998-1 Class A,
                    Rule 144A, 6.31%, 05/25/2003
                    (Note I, p. 6)
 11,300,000         CTFS Funding Corp. Series 1997-1               11,499,162
                    Class A2, Rule 144A,
                    6.716%, 12/19/2004
                    (Note I, p. 6)
  9,315,000         Morgan Stanley Capital I Series                 9,443,417
                    1997-LB1 Class A2, Rule 144A,
                    6.86%, 07/15/2005 (Note I, p. 6)
 11,614,812         Chase Commercial Mortgage                      12,211,175
                    Securities Corp. Series 1996-1
                    Class A1, 7.60%, 12/18/2005
  9,530,472         Chase Commercial Mortgage                       9,823,105
                    Securities Corp. Series 1996-2
                    Class A2, 6.90%, 09/19/2006
  9,035,000         Credit Suisse First Boston                      9,099,266
                    Mortgage Securities Corp.
                    Series 1997-C2 Class A2,
                    6.52%, 07/17/2007 (Note I, p. 6)
 15,340,000         Federal National Mortgage                      15,765,240
                    Association Series 1997-M5 Class C,
                    6.74%, 08/25/2007 (Note I, p. 6)
 17,150,000         Deutsche Mortgage & Asset                      17,405,933
                    Receiving Corp. Series 1998-C1
                    Class B, 6.664%, 02/15/2008
 12,000,000         Fairfax Funding Trust Series                   12,064,920
                    1998-1A Class A, Rule 144A,
                    6.483%, 04/02/2013 (Note I, p. 6)
  7,335,057         Federal National Mortgage                       7,574,680
                    Association Series 1993-215 Class H,
                    9.00%, 08/25/2017
 10,382,804         Federal National Mortgage                      10,525,909
                    Association Remic Trust Series
                    1992-10 Class ZA, 8.00%, 09/25/2018
  9,379,056         Federal National Mortgage                       9,472,143
                    Association Remic Trust Series
                    1996-49 Class BA, 7.00%, 08/25/2020
  3,375,000         FMAC Loan Receivables Trust Series              3,369,968
                    1998-A Class A1, 6.20%, 09/15/2020
                    (Note I, p. 6)
  5,000,000         FMAC Loan Receivables Trust Series              5,011,135
                    1998-A Class A2, 6.50%, 09/15/2020
                    (Note I, p. 6)
  3,260,000         FMAC Loan Receivables Trust Series              3,286,924

                    1998-A Class A3, 6.69%, 09/15/2020
                    (Note I, p. 6)
  6,890,000         Federal National Mortgage                       6,850,665
                    Association Series 1998-M2 Class B,
                    6.247%, 03/17/2021 (Note I, p. 6)
  4,700,000         G.E. Capital Mortgage Services,                 4,388,601
                    Inc. Series 1993-10 Class A15,
                    6.50%, 09/25/2023
  1,545,134         G.E. Capital Mortgage Services,                 1,548,062
                    Inc. Series 1994-11 Class A1,
                    6.50%, 03/25/2024
  2,835,000         Federal National Mortgage                       3,045,900
                    Association Series 1994-G6 Class PY,
                    7.75%, 05/17/2024

*See Note 1, page 28 in Notes to Financial Statements.

                          Schedule of Investments--Taxable Bond Portfolios  1

-----------------------------------------------------------------------------
Principal Amount    Description                                  Market Value
-----------------------------------------------------------------------------

  1,911,619         Prudential Home Mortgage                     $  1,942,861
                    Securities Series 1994-15 Class A1,
                    8.00%, 05/25/2024
     10,328         Residential Funding Mortgage Inc.,                 10,363
                    Securities 1, Series 1994-S15
                    Class A8, 7.75%, 07/25/2024
  2,307,000         Citicorp Mortgage Securities, Inc.              2,151,727
                    Series 1994-11 Class A9,
                    6.25%, 08/25/2024
  4,056,390         Ryland Mortgage Securities Corp.                4,090,849
                    Series 1993-4 Class A2,
                    7.50%, 08/25/2024
  1,814,072         Asset Securitization Corp.                      1,842,961
                    Series 1996-D3 Class A1A,
                    7.01%, 10/13/2026
 10,015,000         Merrill Lynch Mortgage Investors,               9,801,971
                    Inc. Series 1998-C1 Class B,
                    6.75%, 11/15/2026 (Note I, p. 6)
 10,347,975         J.P. Morgan Commercial Mortgage                10,489,845
                    Finance Corp. Series 1996-C2
                    Class A, 6.47%, 11/25/2027
  6,105,000         RMF Commercial Series 1995-1                    6,176,685
                    Class A2, 7.10%, 11/28/2027
                    (Note I, p. 6)
 11,500,000         DLJ Mortgage Acceptance Corp.                  11,774,884
                    Series 1995-CF2 Class A1B,
                    Rule 144A, 6.85%, 12/17/2027
                    (Note I, p. 6)
  7,900,000         DLJ Mortgage Acceptance Corp.                   8,405,687

                    Series 1996-CF1 Class A2,
                    7.668%, 03/13/2028 (Note I, p. 6)
 13,605,000         Nomura Asset Securities Corp.                  13,821,830
                    Series 1998-D6 Class A2,
                    6.769%, 03/17/2028
  3,867,026         Asset Securitization Corp.                      4,031,731
                    Series 1997-MD7 Class A1A,
                    7.32%, 01/13/2030 (Note I, p. 6)
 14,600,000         J.P. Morgan Commercial Mortgage                14,708,887
                    Finance Corp. Series 1998-C6
                    Class B, 6.735%, 01/15/2030
                    (Note I, p. 6)
 10,380,811         Morgan Stanley Capital I                       10,549,894
                    Series 1997-XL1 Class A1,
                    6.59%, 10/03/2030 (Note I, p. 6)
 12,435,000         Lehman Large Loan Series 1997-LLI              12,781,302
                    Class A2, 6.84%, 10/12/2034
                    (Note I, p. 6)
 12,247,995         Credit Suisse First Boston                     12,405,125
                    Mortgage Securities Corp.
                    Series 1997-C2 Class A1,
                    6.40%, 01/17/2035 (Note I, p. 6)
  6,984,974         Federal National Mortgage                       7,158,201
                    Association Series 1997-M2 Class Z,
                    7.35%, 01/17/2037 (Note I, p. 6)
                                                                 ------------
Total Mortgage Derivatives
(Cost $287,314,958)                                               289,357,120
                                                                 ------------
-----------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                26.79%
-----------------------------------------------------------------------------
  1,442,144         Federal National Mortgage                       1,508,068
                    Association DUS Pool #073565,
                    7.31%, 07/01/2003 (Note I, p. 6)
  1,497,847         Federal National Mortgage                       1,562,059
                    Association DUS Pool #073712,
                    7.235%, 10/01/2003 (Note I, p. 6)
  1,964,401         Federal Home Loan Mortgage Corp.                2,010,761
                    Pool #W20002, 6.775%, 11/01/2003
                    (Note I, p. 6)
  1,967,600         Federal National Mortgage                       2,041,551
                    Association DUS Pool #073733,
                    7.06%, 11/01/2003 (Note I, p. 6)
  1,538,156         Federal National Mortgage                       1,582,258
                    Association DUS Pool #073789,
                    6.85%, 12/01/2003 (Note I, p. 6)
  1,904,755         Federal National Mortgage                       1,983,617
                    Association DUS Pool #073798,
                    6.94%, 12/01/2006 (Note I, p. 6)
  2,700,230         Federal National Mortgage                       2,829,995
                    Association DUS Pool #073980,
                    7.04%, 03/01/2007 (Note I, p. 6)
 25,235,870         Federal National Mortgage                      26,274,150
                    Association DUS Pool #313709,

                    6.907%, 06/01/2007 (Note I, p. 6)
 11,686,655         Federal National Mortgage                      12,206,162
                    Association DUS Pool #313543,
                    6.98%, 06/01/2007 (Note I, p. 6)
 19,307,310         Federal National Mortgage                      20,231,184
                    Association Mega DUS Pool #313672,
                    7.033%, 06/01/2007 (Note I, p. 6)
 20,785,000         Federal National Mortgage                      20,051,040
                    Association 15 Year TBA,
                    6.00%, 04/16/2013 (Note J, p. 6)
  1,917,661         Federal National Mortgage                       2,201,609
                    Association DUS Pool #303305,
                    12.00%, 05/01/2016
    246,209         Federal Home Loan Mortgage Corp.                  257,134
                    Pool #293246, 8.50%, 05/01/2017
  5,869,400         Government National Mortgage                    6,436,560
                    Association Pool #267832,
                    9.50%, 11/15/2017
  1,871,546         Federal Home Loan Mortgage Corp.                1,958,330
                    Pool #304272, 8.50%, 06/01/2018
  3,213,996         Government National Mortgage                    3,476,902
                    Association Pool #312952,
                    9.00%, 08/15/2021
  4,215,004         Government National Mortgage                    4,606,198
                    Association Pool #780118,
                    9.50%, 08/15/2021
  5,438,014         Government National Mortgage                    5,942,717
                    Association Pool #780049,
                    9.50%, 11/15/2021
  5,240,566         Government National Mortgage                    5,726,943
                    Association Pool #780254,
                    9.50%, 11/15/2021

2  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

-----------------------------------------------------------------------------
Principal Amount    Description                                  Market Value
-----------------------------------------------------------------------------
  4,039,801         Federal Home Loan Mortgage Corp.             $  4,344,806
                    Gold Pool #G00391,
                    9.00%, 06/01/2022
  4,330,150         Government National Mortgage                    4,490,193
                    Association Pool #392349,
                    8.00%, 07/15/2024
  4,070,575         Government National Mortgage                    4,436,235
                    Association Pool #780012,
                    9.50%, 10/15/2024
     55,458         Federal Home Loan Mortgage Corp.                   58,751
                    Gold Pool #C80286,
                    9.00%, 03/01/2025
     24,108         Federal Home Loan Mortgage Corp.                   25,539
                    Gold Pool #D59810, 9.00%, 04/01/2025

        209         Federal Home Loan Mortgage Corp.                      219
                    Pool #C80297, 8.50%, 05/01/2025
     25,552         Federal Home Loan Mortgage Corp.                   27,069
                    Gold Pool #G00350,
                    9.00%, 05/01/2025
  5,259,192         Government National Mortgage                    5,400,717
                    Association Pool #409928,
                    7.50%, 08/15/2025
  2,517,227         Government National Mortgage                    2,584,965
                    Association Pool #410088,
                    7.50%, 08/15/2025
  4,721,564         Government National Mortgage                    4,848,622
                    Association Pool #409946,
                    7.50%, 09/15/2025
  6,773,906         Government National Mortgage                    6,956,191
                    Association Pool #413123,
                    7.50%, 09/15/2025
  5,797,398         Government National Mortgage                    5,953,406
                    Association Pool #387136,
                    7.50%, 11/15/2025
  3,053,526         Government National Mortgage                    3,135,697
                    Association Pool #418352,
                    7.50%, 11/15/2025
  6,685,367         Government National Mortgage                    6,865,270
                    Association Pool #419244,
                    7.50%, 11/15/2025
  6,857,848         Government National Mortgage                    7,043,215
                    Association Pool #417275,
                    7.50%, 02/15/2026
 19,208,771         Government National Mortgage                   19,727,984
                    Association Pool #412603,
                    7.50%, 05/15/2026
  1,701,306         Government National Mortgage                    1,747,292
                    Association Pool #423798,
                    7.50%, 05/15/2026
  4,157,217         Government National Mortgage                    4,269,587
                    Association Pool #398717,
                    7.50%, 06/15/2026
  5,243,534         Government National Mortgage                    5,385,267
                    Association Pool #422926,
                    7.50%, 06/15/2026
  9,019,157         Government National Mortgage                    9,262,945
                    Association Pool #423876,
                    7.50%, 07/15/2026
 12,793,779         Government National Mortgage                   13,139,595
                    Association Pool #423906,
                    7.50%, 07/15/2026
     87,025         Government National Mortgage                       91,964
                    Association Pool #442121,
                    8.50%, 11/15/2026
    864,825         Government National Mortgage                      888,089
                    Association Pool #433505,
                    7.50%, 04/15/2027
  4,971,065         Federal Home Loan Mortgage Corp.                5,098,125

                    Gold Pool #C00563, 7.50%, 11/01/2027
  4,381,734         Federal Home Loan Mortgage Corp.                4,493,731
                    Gold Pool #D83799, 7.50%, 11/01/2027
  5,385,270         Federal Home Loan Mortgage Corp.                5,522,918
                    Pool #D84270, 7.50%, 12/01/2027
  4,971,710         Government National Mortgage                    5,105,449
                    Association Pool #451150,
                    7.50%, 12/15/2027
  5,805,851         Government National Mortgage                    5,961,564
                    Association Pool #449500,
                    7.50%, 01/15/2028
  6,764,414         Government National Mortgage                    6,945,835
                    Association Pool #458760,
                    7.50%, 01/15/2028
 19,715,149         Government National Mortgage                   20,243,909
                    Association Pool #462482,
                    7.50%, 01/15/2028
 19,966,840         Government National Mortgage                   20,502,351
                    Association Pool #462493,
                    7.50%, 01/15/2028
 82,970,000         Federal National Mortgage                      80,383,825
                    Association TBA,
                    6.00%, 04/13/2028 (Note J, p. 6)
 72,240,000         Federal National Mortgage                      71,517,600
                    Association Pool TBA,
                    6.50%, 04/13/2028 (Note J, p. 6)
 31,240,000         Government National Mortgage                   31,581,703
                    Association Pool TBA,
                    7.00%, 04/13/2028 (Note J, p. 6)
131,155,000         Federal National Mortgage                     129,720,558
                    Association Pool TBA,
                    6.50%, 05/13/2028 (Note J, p. 6)
                                                                 ------------
Total Mortgage Pass-Throughs
(Cost $616,521,825)                                               620,648,424
                                                                 ------------
-----------------------------------------------------------------------------
FINANCE:                                                                8.56%
-----------------------------------------------------------------------------
  9,640,000         Associates Corp. of North America               9,647,905
                    Senior Notes, 6.625%, 05/15/1998
  1,605,000         Lehman Brothers Inc. Senior                     1,669,954
                    Subordinated Notes,
                    10.00%, 05/15/1999

                          Schedule of Investments--Taxable Bond Portfolios  3

-----------------------------------------------------------------------------
Principal Amount    Description                                  Market Value
-----------------------------------------------------------------------------
  7,570,000         Capital One Bank Senior Notes,               $  7,607,169
                    6.83%, 05/17/1999

 11,380,000         Taubman Realty Group,                          11,546,034
                    8.00%, 06/15/1999
  5,165,000         Associates Corp. of North America               5,243,043
                    Notes, 7.25%, 09/01/1999
  2,270,000         Lehman Brothers Holdings, Inc.                  2,299,006
                    Medium-Term Notes,
                    7.11%, 09/27/1999
  5,725,000         Lehman Brothers Inc. Medium-Term                5,777,475
                    Notes, 6.84%, 10/07/1999
  9,390,000         CP Limited Partnership Senior                   9,591,228
                    Notes, 8.75%, 03/02/2000
  7,470,000         Salomon Inc. Medium-Term Notes,                 7,569,575
                    6.625%, 11/30/2000
 10,545,000         Trinet Corp. Realty Trust,                     10,514,029
                    6.75%, 03/01/2003 (Note I, p. 6)
  5,000,000         Beverly Finance Corp., Rule 144A,               5,416,500
                    8.36%, 07/15/2004
 21,240,000         Korea Development Bank, Global                 19,252,786
                    Bond, U.S. Dollar Denominated Note,
                    7.25%, 05/15/2006
 10,325,000         Paine Webber Group, Inc.                       10,780,797
                    Medium-Term Notes,
                    7.605%, 07/17/2017
  6,455,000         EOP Operating LP, Rule 144A,                    6,440,670
                    7.25%, 02/15/2018
  6,340,000         Transamerica Capital II, Rule 144A,             6,580,603
                    7.65%, 12/01/2026
  8,930,000         AON Capital Trust A,                           10,143,141
                    8.205%, 01/01/2027
 21,785,000         Southtrust Bank North America,                 21,340,390
                    6.125%, 01/09/2028 (Note I, p. 6)
 22,405,000         Ameritech Capital Funding Corp.,               21,914,330
                    6.55%, 01/15/2028
  7,000,000         Travelers Capital III,                          7,413,980
                    7.625%, 12/01/2036
 13,415,000         Associates Corp. of North America              13,505,954
                    Notes, 5.96%, 05/15/2037, Putable
                    Annually 05/15/1999-05/15/2036 @100
  3,795,000         Transamerica Capital III,                       3,938,413
                    Rule 144A, 7.625%, 11/15/2037
                                                                 ------------
Total Finance (Cost $199,336,045)                                 198,192,982
                                                                 ------------
-----------------------------------------------------------------------------
INDUSTRIAL:                                                            12.66%
-----------------------------------------------------------------------------
  3,813,000         Unisys Corp. Senior Notes,                      3,879,727
                    10.625%, 10/01/1999
  2,860,000         News America Holdings Inc.,                     2,933,044
                    7.50%, 03/01/2000
  7,140,000         Boise Cascade Corp.,                            7,568,043
                    9.90%, 03/15/2000
  9,450,000         Owens Corning Medium-Term Notes,                9,595,152
                    7.00%, 05/15/2000

  8,290,000         Meditrust Notes,                                8,449,334
                    7.375%, 07/15/2000
  8,255,000         B.A.T. Crave Trust Series                       8,313,520
                    1997-800, Rule 144A,
                    6.68%, 08/12/2000 (Note I, p. 6)
  1,000,000         Century Communications Corp.,                   1,050,000
                    9.50%, 08/15/2000
 10,500,000         Medpartners Inc. Senior                        10,116,225
                    Subordinated Notes,
                    6.875%, 09/01/2000
  4,315,000         Federated Department Stores                     4,747,320
                    Senior Notes, 10.00%, 02/15/2001
  4,005,000         RJR Nabisco Inc.,                               4,095,353
                    8.00%, 07/15/2001
 13,060,000         Philip Morris Inc.,                            13,414,318
                    7.25%, 09/15/2001
  3,155,000         Fleming Companies Inc.                          3,383,737
                    Senior Notes, 10.625%, 12/15/2001
  4,115,000         RJR Nabisco Inc.,                               4,378,072
                    8.625%, 12/01/2002
  4,920,000         Kaufman & Broad Home Corp.                      4,920,000
                    Senior Notes, 7.75%, 10/15/2004
  1,940,000         Unisys Corp. Senior Notes,                      2,252,825
                    11.75%, 10/15/2004
  2,805,000         Continental Homes Holding Corp.,                3,053,944
                    10.00%, 04/15/2006
  3,525,000         GCB Qwest Communications                        2,595,281
                    International Inc. Senior Discount
                    Notes, 9.47%, 10/15/2007
  2,050,000         MDC Holdings Inc.,                              2,075,625
                    8.375%, 02/01/2008
  3,640,000         Standard Pacific Corp., Rule 144A,              3,630,900
                    8.00%, 02/15/2008
  1,935,000         Conmed Corp., Rule 144A,                        1,968,862
                    9.00%, 03/15/2008
  3,150,000         Interface Inc. Senior Notes,                    3,149,811
                    7.30%, 04/01/2008
  1,240,000         Pool Energy Services Co. Senior                 1,249,300
                    Subordinated Notes, Rule 144A,
                    8.625%, 04/01/2008
  2,225,000         Beazer Homes USA Senior Notes,                  2,233,344
                    Rule 144A, 8.875%,
                    04/01/2008
  5,755,000         Jones Intercable Inc. Senior Notes,             5,671,898
                    7.625%, 04/15/2008
  3,865,000         CSC Holdings Inc.,                              3,836,012
                    7.875%, 02/15/2018
  2,000,000         Auburn Hills Trust-Chrysler,                    3,186,240
                    Credit Sensitive Notes,
                    12.00%, 05/01/2020
  6,160,000         Motorola, Inc. Debentures,                      6,363,958
                    6.50%, 09/01/2025,
                    Putable 09/01/2005 @100
 14,945,000         Ford Motor Co.,                                16,052,126

                    7.50%, 08/01/2026
 16,000,000         Dayton Hudson Corp.,                           16,059,200
                    5.865%, 08/15/2027, Putable Annually
                    08/15/1999-08/15/2026 @100

4  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

-----------------------------------------------------------------------------
Principal Amount    Description                                  Market Value
-----------------------------------------------------------------------------
  6,265,000         Sherwin Williams Medium-Term                 $  6,263,998
                    Notes, 5.50%, 10/15/2027
  5,860,000         Archer Daniels Midland Co.,                     5,934,715
                    6.75%, 12/15/2027
 11,220,000         Anheuser Busch Companies Inc.,                 10,986,826
                    6.50%, 01/01/2028 (Note I, p. 6)
 19,990,000         International Business Machines                19,499,445
                    Corp., 6.50%, 01/15/2028
 11,150,000         TRW Inc. Senior Notes,                         10,852,853
                    6.65%, 01/15/2028
  7,925,000         Ingersoll Rand Medium-Term Notes,               7,947,769
                    6.015%, 02/15/2028 (Note I, p. 6)
  5,215,000         Ford Motor Co., 6.625%, 02/15/2028              5,046,764
 17,295,000         Merck & Co. Medium-Term Notes                  17,623,951
                    Series B, 5.76%, 05/03/2037
 14,125,000         Cargill Inc. Medium-Term Notes,                14,208,761
                    Rule 144A, 5.95%, 05/15/2037,
                    Putable Annually
                    05/15/1999-05/15/2036 @100
  6,060,000         Dayton Hudson Corp.,                            6,063,939
                    5.895%, 06/15/2037, Putable Annually
                    06/15/1999-06/15/2036 @100
 17,750,000         Xerox Corp. Medium-Term Notes,                 17,780,530
                    5.545%, 07/22/2037, Putable Annually
                    07/22/1999-07/22/2036 @100
  5,840,000         American General Institutional                  6,008,326
                    Capital Series A, Rule 144A,
                    7.57%, 12/01/2045
  4,425,000         American General Institutional                  4,882,987
                    Capital Series B, Rule 144A,
                    8.125%, 03/15/2046
                                                                 ------------
Total Industrial (Cost $291,933,443)                              293,324,035
                                                                 ------------
-----------------------------------------------------------------------------
UTILITIES:                                                              1.11%
-----------------------------------------------------------------------------
  8,310,000         Commonwealth Edison Co.,                        8,632,511
                    9.05%, 10/15/1999
 10,680,000         Niagara Mohawk Power Corp.,                    10,713,856
                    6.875%, 03/01/2001
  5,350,000         New Jersey Bell Telephone Co.                   6,264,743

                    Debentures, 7.85%, 11/15/2029,
                    Putable 11/15/1999 @100
                                                                 ------------
Total Utilities (Cost $24,957,576)                                 25,611,110
                                                                 ------------
-----------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                     1.63%
-----------------------------------------------------------------------------
  2,075,000         New York State Job Development                  2,079,212
                    Authority Series B, 6.19%, 03/01/1999
  3,880,000         New York City General Obligation                3,899,128
                    Series E, 6.35%, 08/01/1999
 12,000,000         New York City General Obligation               12,175,920
                    Series B, 6.85%, 08/15/2000
 19,130,000         Florida Residential Property &                 19,673,675
                    Casualty Series A, Rule 144A,
                    7.25%, 07/01/2002
                                                                 ------------
Total Taxable Municipals (Cost $37,303,407)                        37,827,935
                                                                 ------------
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                3.51%
-----------------------------------------------------------------------------
  2,650,000         Health Care Receivables,                        2,648,521
                    Securitization Program Notes
                    Series 1997-1A Class A, Rule 144A,
                    6.339%, 07/01/2000
                    (Note I, p. 6)
  4,200,000         Health Care Receivables,                        4,254,264
                    Securitization Program Notes
                    Series 1996-1 Class A, Rule 144A,
                    7.20%, 07/01/2000 (Note I, p. 6)
  3,270,000         The Money Store Auto Trust Series               3,299,871
                    1996-2, 6.435%, 06/20/2003
  1,806,371         Newcourt Receivables Asset Trust                1,814,780
                    Series 1996-2, Asset Backed Note
                    Class A, 6.87%, 06/20/2004
  3,845,890         Copelco Capital Funding Corp. II,               3,897,656
                    Class A Lease-Backed Notes Series
                    1996-A, 6.34%, 07/20/2004
  2,601,033         Copelco Capital Funding Corp. II,               2,614,052
                    Class B Lease-Backed Notes Series
                    1996-A, 6.59%, 07/20/2004
 15,974,155         Capital Asset Research Funding,                15,976,583
                    Rule 144A, 6.40%, 12/15/2004
                    (Note I, p. 6)
  1,889,323         Newcourt Receivables Asset Trust                1,888,426
                    Series 1996-3, Asset Backed Note
                    Class A, 6.24%, 12/20/2004
 11,325,000         Newcourt Receivables Asset Trust               11,397,084
                    Series 1997-1, Asset Backed Note,
                    Class A4, 6.193%, 05/20/2005
 11,159,549         New York City Tax Lien Trust                   11,191,800
                    Series 1997-1 Class A, Rule 144A,

                    6.46%, 05/25/2005 (Note I, p. 6)
    729,648         New York City Tax Lien Trust                      731,296
                    Series 1997-1 Class B, Rule 144A,
                    6.56%, 05/25/2005 (Note I, p. 6)
  1,535,690         Green Tree Financial Corp.                      1,532,373
                    Series 1996-A, Class A2,
                    5.70%, 02/15/2018
 20,120,000         Green Tree Recreational, Equipment             20,090,343
                    & Consumer Trust Series 1998-A
                    Class A1C, 6.18%, 06/15/2019
                    (Note I, p. 6)
                                                                -------------
Total Asset-Backed Securities
(Cost $81,118,848)                                                 81,337,049
                                                                -------------
Total U.S. Dollar Investments
(Cost $2,507,823,119)                                           2,514,755,494
                                                                -------------

                          Schedule of Investments--Taxable Bond Portfolios  5

-----------------------------------------------------------------------------
Principal Amount   Description                                   Market Value
-----------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                            3.05%
-----------------------------------------------------------------------------
GOVERNMENT-CANADIAN DOLLAR DENOMINATED
(Note K, below):                                                        0.97%
-----------------------------------------------------------------------------
C$ 33,285,000
            Canadian Government Treasury Bill,                     22,617,981
            02/04/1999
                                                                 ------------

Total Government-Canadian Dollar
Denominated (Cost $22,239,271)                                     22,617,981
                                                                 ------------
-----------------------------------------------------------------------------
GOVERNMENT-DEUTSCHEMARK DENOMINATED:                                    2.08%
-----------------------------------------------------------------------------
DM 57,485,000
            German Unity Fund,                                     34,881,682
            8.00%, 01/21/2002
DM 22,515,000
            Deutschland Republic,                                  13,245,693
            6.50%, 07/15/2003
                                                                 ------------

Total Government-Deutschemark Denominated
(Cost $58,021,259)                                                 48,127,375
                                                                 ------------


Total Non-U.S. Dollar Investments
(Cost $80,260,530)                                                 70,745,356
                                                                 ------------
-----------------------------------------------------------------------------
INVESTMENT SUMMARY
-----------------------------------------------------------------------------
Total Investments (Cost $2,588,083,649)         111.61%        $2,585,500,850
(Note L, below)
Cash and Other Assets, Less Liabilities         (11.61)          (269,031,835)
                                                -------        --------------
Net Assets (Equivalent to $13.25
per share based on 174,891,666
shares of capital stock outstanding)            100.00%        $2,316,469,015
                                                =======        ==============
-----------------------------------------------------------------------------
LONG FUTURES CONTRACTS
-----------------------------------------------------------------------------
                                                                  Unrealized
                                              Contract           Appreciation/
Quantity            Description                Amount           (Depreciation)
------------------------------------------------------------------------------
200                 Australian 3 Year Bond   $ 15,586,224      $      117,680
                    June 1998
700                 German 5 Year Bond         99,468,234             (53,522)
                    June 1998
                                                               --------------
Total Long Futures Contracts                                   $       64,158
                                                               --------------
-----------------------------------------------------------------------------
FOREIGN CURRENCIES
-----------------------------------------------------------------------------
Quantity            Description                                  Market Value
-----------------------------------------------------------------------------
1,373,404           Australian Dollar                            $    908,301
8,827,611           British Pound                                  14,777,409
5,015               Canadian Dollar                                     3,540
6,992,164           Deutschemark                                    3,780,468
10,778,205          Italian Lira                                        5,912
                                                                 ------------
Total Foreign Currencies                                         $ 19,475,630
                                                                 ------------
-----------------------------------------------------------------------------

(A) Commercial paper owned at March 31, 1998, was purchased at a rate of 6.02%. U.S. Treasury Bills owned at March 31, 1998, were purchased at an average rate of 5.19%.
(B) $66,000,000 principal amount segregated as collateral for when-issued securities
(C) $52,350,000 principal amount segregated as collateral for when-issued securities
(D) $189,870,000 principal amount segregated as collateral for when-issued securities
(E) $1,650,000 principal amount pledged as collateral for futures transactions

(F) $140,000,000 principal amount segregated as collateral for futures transactions
(G) $57,350,000 principal amount segregated as collateral for when-issued securities
(H) $17,000,000 principal amount segregated as collateral for when-issued securities
(I)  Fair-valued security
(J)  When-issued security
(K) Canadian Treasury Bills owned at March 31, 1998, were purchased at an average rate of 5.01%.
(L) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

6  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                           Bernstein Short Duration
                                Plus Portfolio
                          March 31, 1998 (Unaudited)

-----------------------------------------------------------------------------
Principal Amount    Description                                 Market Value*
-----------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                               96.30%
-----------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                   49.97%
-----------------------------------------------------------------------------
 11,410,000         5.625%, 11/30/1998                           $ 11,420,703
 62,500,000         5.875%, 01/31/1999                             62,675,813
 38,300,000         6.375%, 04/30/1999                             38,635,163
 86,280,000         6.25%,  05/31/1999                             86,927,185
 59,215,000         5.625%, 10/31/1999                             59,233,534
 36,915,000         5.875%, 11/15/1999                             37,072,996
                                                                 ------------
Total U.S. Treasury Notes (Cost $295,062,657)                     295,965,394
                                                                 ------------
-----------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                           15.38%
-----------------------------------------------------------------------------
 91,946,525 3.625%, 07/15/2002                                     91,084,618
            (Notes A, B, C & D, p. 9)                            ------------

Total U.S. Treasury Inflation Protection
Security (Cost $91,951,618)                                        91,084,618
                                                                 ------------
-----------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                  10.17%
-----------------------------------------------------------------------------
  3,797,100         Morgan Stanley Capital Inc. Series              3,800,727
                    1997-ALIC Class A1A,
                    6.30%, 10/15/2000 (Note E, p. 9)

  2,700,000         Morgan Stanley Capital Inc. Series              2,716,899
                    1997-ALIC Class A1B,
                    6.44%, 11/15/2002 (Note E, p. 9)
  1,402,084         Allied Capital Commercial Mortgage              1,390,378
                    Trust Series 1998-1 Class A,
                    Rule 144A, 6.31%, 05/25/2003
                    (Note E, p. 9)
  2,952,952         First Union Lehman Brothers                     3,053,781
                    Commercial Mortgage Series
                    1997-C1 Class A1, 7.15%, 02/18/2004
  3,115,000         LB Commercial Conduit Mortgage                  3,128,532
                    Trust Series 1998-C1
                    Class A1, 6.33%, 11/18/2004 (Note E, p. 9)
  3,124,676         Chase Commercial Mortgage                       3,285,112
                    Securities Corp. Series 1996-1
                    Class A1, 7.60%, 12/18/2005
  1,622,940         Federal Home Loan Mortgage Corp.                1,611,110
                    Series 1998-M2 Class A,
                    5.929%, 05/25/2006
                    (Note E, p. 9)
  3,045,000         Fairfax Funding Trust Series                    3,061,473
                    1998-1A Class A, Rule 144A,
                    6.483%, 04/02/2013 (Note E, p. 9)
  4,627,297         Federal National Mortgage                       4,691,074
                    Association Remic Trust Series
                    1992-10 Class ZA, 8.00%, 09/25/2018
  3,680,000         Residential Funding Mortgage Inc.,              3,704,086
                    Securities 1, Series 1993-S12
                    Class A7, 7.50%, 05/25/2020
  3,000,000         Federal Home Loan Mortgage Corp.                2,995,527
                    Loan Receivables Trust Series
                    1998-A Class A1, 6.20%, 09/15/2020
  2,495,000         Morgan Stanley Capital I Series                 2,529,396
                    1997-LB1 Class A2, Rule 144A,
                    6.86%, 08/15/2023 (Note E, p. 9)
  2,684,588         CMC Securities Corp. III                        2,674,091
                    Series 1993-F Class A2,
                    6.75%, 11/25/2023
  2,618,916         Prudential Home Mortgage                        2,600,754
                    Securities Series 1993-54 Class A6,
                    6.50%, 01/25/2024
  1,511,319         G.E. Capital Mortgage Services,                 1,513,790
                    Inc. Series 1994-5 Class A4,
                    6.50%, 02/25/2024
    349,782         G.E. Capital Mortgage Services,                   350,445
                    Inc. Series 1994-11 Class A1,
                    6.50%, 03/25/2024
  1,154,105         Prudential Home Mortgage                        1,172,967
                    Securities Series 1994-15 Class A1,
                    8.00%, 05/25/2024
      5,633         Residential Funding Mortgage Inc.,                  5,653
                    Securities 1, Series 1994-S15
                    Class A8, 7.75%, 07/25/2024
  3,844,592         FDIC Remic Trust Commercial                     3,871,869

                    Mortgage Class 1996-C1,
                    6.75%, 05/25/2026
  1,645,000         RMF Commercial Series 1995-1                    1,664,316
                    Class A2, 7.10%, 11/28/2027
                    (Note E, p. 9)
  2,887,360         J. P. Morgan Commercial Mortgage                2,935,102
                    Finance Corp. Series 1997-C4
                    Class A1, 6.939%, 12/26/2028
  4,223,000         J. P. Morgan Commercial Mortgage                4,239,229
                    Finance Corp. Series 1998-C6
                    Class A1, 6.373%, 01/15/2030
                    (Note E, p. 9)
  3,220,075         Credit Suisse First Boston                      3,261,386
                    Mortgage Securities Corp.
                    Series 1997-C2 Class A1,
                    6.40%, 01/17/2035
                    (Note E, p. 9)
                                                                   ----------
Total Mortgage Derivatives (Cost $60,329,045)                      60,257,697
                                                                   ----------
-----------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                 1.88%
-----------------------------------------------------------------------------
  1,120,395         Federal National Mortgage                       1,286,292
                    Association Pool #303305,
                    12.00%, 05/01/2016
      6,494         Government National Mortgage                        6,957
                    Association Pool #183717,
                    9.00%, 11/15/2016

*See Note 1, page 28 in Notes to Financial Statements.

                          Schedule of Investments--Taxable Bond Portfolios  7

-----------------------------------------------------------------------------
Principal Amount    Description                                  Market Value
-----------------------------------------------------------------------------
  9,500,000         Government National Mortgage                  $ 9,847,349
                    Association Pool
                    TBA, 8.00%, 04/27/2017 (Note F, p. 9)
                                                                  -----------
Total Mortgage Pass-Throughs
(Cost $11,248,621)                                                 11,140,598
                                                                  -----------
-----------------------------------------------------------------------------
FINANCE:                                                                5.90%
-----------------------------------------------------------------------------
  2,740,000         Capital One Bank Senior Notes,                  2,753,453
                    6.83%, 05/17/1999
  4,400,000         Taubman Realty Group,                           4,464,196
                    8.00%, 06/15/1999
  5,025,000         General Motors Acceptance Corp.,                5,164,193

                    8.625%, 06/15/1999
  5,575,000         Associates Corp. of North America               5,659,238
                    Notes, 7.25%, 09/01/1999
  1,610,000         Post Apartment Homes LP,                        1,607,295
                    6.22%, 12/31/1999 (Note E, p. 9)
  2,500,000         Paine Webber Group, Inc.                        2,565,400
                    Subordinated Medium-Term Notes,
                    7.70%, 02/11/2000
  2,880,000         CP Limited Partnership Senior                   2,941,718
                    Notes, 8.75%, 03/02/2000
  2,750,000         Salomon Inc. Medium-Term Notes,                 2,786,658
                    6.625%, 11/30/2000
  1,725,000         EOP Operating LP Senior Notes,                  1,716,841
                    6.625%, 02/15/2005
  5,795,000         Korea Development Bank, Global                  5,252,820
                    Bond, U.S. Dollar Denominated Note,
                    7.25%, 05/15/2006
                                                                  -----------
Total Finance (Cost $35,192,599)                                   34,911,812
                                                                  -----------
-----------------------------------------------------------------------------
INDUSTRIAL:                                                             3.25%
-----------------------------------------------------------------------------
  1,120,000         Unisys Corp. Senior Notes,                      1,139,600
                    10.625%, 10/01/1999
  2,590,000         News America Holdings Inc.,            `        2,656,148
                    7.50%, 03/01/2000
  1,500,000         Owens Corning Medium-Term Notes,                1,523,040
                    7.00%, 05/15/2000
  4,820,000         Whirlpool Corp.,                                5,151,809
                    9.50%, 06/15/2000
    265,000         Century Communications Corp.,                     278,250
                    9.50%, 08/15/2000
    839,000         Fleming Companies Inc. Senior                     899,827
                    Notes, 10.625%, 12/15/2001
    900,000         Adelphia Communications Senior                    938,250
                    Notes Series B, 9.25%, 10/01/2002
    750,000         Kaufman & Broad Home Corp. Senior                 750,000
                    Notes, 7.75%, 10/15/2004
    540,000         Standard Pacific Corp., Rule 144A,                538,650
                    8.00%, 02/15/2008
    595,000         Interface Inc. Senior Notes,                      594,964
                    7.30%, 04/01/2008
    195,000         Pool Energy Services Co. Senior                   196,463
                    Subordinated Notes, Rule 144A,
                    8.625%, 04/01/2008
    605,000         Beazer Homes USA Senior Notes,                    607,269
                    Rule 144A, 8.875%, 04/01/2008
    925,000         Jones Intercable Inc. Senior Notes,               911,643
                    7.625%, 04/15/2008
  3,000,000         Merck & Company Medium-Term                     3,057,060
                    Notes, 5.76%, 05/03/2037
                                                                  -----------
Total Industrial (Cost $19,198,488)                                19,242,973

                                                                  -----------
-----------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                     3.56%
-----------------------------------------------------------------------------
  2,040,000         New York State Job Development                  2,044,141
                    Authority Series B,
                    6.19%, 03/01/1999
  3,945,000         Chicago, Illinois Tax Increment                 3,950,720
                    Allocation Series B,
                    6.00%, 06/01/1999
  3,605,000         New York City General Obligation                3,604,640
                    Series B, 5.95%, 08/01/1999
  5,250,000         New York City General Obligation                5,275,882
                    Series E, 6.35%, 08/01/1999
  1,490,000         New York State Environmental                    1,496,050
                    Facilities Series A,
                    6.31%, 09/15/1999
  4,690,000         New York State Power Authority                  4,690,000
                    Revenue & General Purpose
                    Series D, 6.08%, 02/15/2000
                    (Note G, p. 9)
                                                                  -----------
Total Taxable Municipals (Cost $20,998,270)                        21,061,433
                                                                  -----------
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                6.19%
-----------------------------------------------------------------------------
    500,000         Health Care Receivables,                          499,721
                    Securitization Program Notes
                    Series 1997-1A Class A, Rule 144A,
                    6.339%, 07/01/2000 (Note E, p. 9)
  1,700,000         Health Care Receivables,                        1,721,964
                    Securitization Program Notes
                    Series 1996-1 Class A, Rule 144A,
                    7.20%, 07/01/2000 (Note E, p. 9)
  1,325,953         TLFC IV Equipment Lease Trust                   1,327,829
                    Series 1996-1 Class
                    A, 5.98%, 11/20/2002
  1,380,000         The Money Store Auto Trust Series               1,392,606
                    1996-2, 6.435%, 06/20/2003
  1,819,429         Newcourt Receivables Asset Trust                1,827,899
                    Series 1996-2, Asset Backed Note
                    Class A, 6.87%, 06/20/2004
    308,217         Copelco Capital Funding Corp. II,                 312,365
                    Class A Lease-Backed Notes Series
                    1996-A, 6.34%, 07/20/2004

8  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

-----------------------------------------------------------------------------
Principal Amount    Description                                  Market Value
-----------------------------------------------------------------------------

    979,206         Copelco Capital Funding Corp. II,            $    984,107
                    Class B Lease-Backed Notes Series
                    1996-A, 6.59%, 07/20/2004
  4,536,660         Capital Asset Research Funding,                 4,537,350
                    Rule 144A, 6.40%, 12/15/2004
  1,418,436         Newcourt Receivables Asset Trust                1,417,762
                    Series 1996-3, Asset Backed Note
                    Class A, 6.24%, 12/20/2004
  6,215,000         Newcourt Receivables Asset Trust                6,254,558
                    Series 1997-1, Asset Backed Note
                    Class A4, 6.193%, 05/20/2005
  3,765,076         New York City Tax Lien Trust                    3,775,957
                    Series 1997-1 Class A, Rule 144A,
                    6.46%, 05/25/2005 (Note E, below)
    226,380         New York City Tax Lien Trust                      226,892
                    Series 1997-1 Class B, Rule 144A,
                    6.56%, 05/25/2005 (Note E, below)
  6,200,000         Green Tree Financial Corp. Series               6,227,249
                    1997-1 Class A3,
                    6.17%, 09/20/2005
  2,580,322         Green Tree Financial Corp. Series               2,572,117
                    1996-A Class A1,
                    5.55%, 02/15/2018
  3,610,000         Green Tree Recreation Equipment &               3,604,679
                    Consumer Trust Series 1998-A
                    Class A1C, 6.18%, 06/15/2019
                    (Note E, below)
                                                                  -----------
Total Asset-Backed Securities
(Cost $36,539,196)                                                 36,683,055
                                                                  -----------
Total U.S. Dollar Investments
(Cost $570,520,494)                                               570,347,580
                                                                  -----------
-----------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                            2.57%
-----------------------------------------------------------------------------
GOVERNMENT-CANADIAN DOLLAR DENOMINATED
(Note H, below):                                                        0.63%
-----------------------------------------------------------------------------
C$ 5,475,000
                    Canadian Government Treasury Bill,              3,719,839
                    02/04/1999
                                                                  -----------
Total Government-Canadian Dollar
Denominated (Cost $3,657,554)                                       3,719,839
                                                                  -----------
-----------------------------------------------------------------------------
GOVERNMENT-DEUTSCHEMARK DENOMINATED:                                    1.94%
-----------------------------------------------------------------------------
DM 13,350,000
                    German Unity Fund,                              8,100,730
                    8.00%, 01/21/2002
DM 5,825,000
                    Deutschland Republic,                           3,426,878
                    6.50%, 07/15/2003
                                                                  -----------

Total Government-Deutschemark
Denominated (Cost $13,900,046)                                     11,527,608
                                                                  -----------
Total Non-U.S. Dollar Investments
(Cost $17,557,600)                                                 15,247,447
                                                                  -----------
-----------------------------------------------------------------------------
INVESTMENT SUMMARY
-----------------------------------------------------------------------------
Total Investments (Cost $588,078,094)                  98.87%    $585,595,027
(Note I, below)
Cash and Other Assets, Less Liabilities                 1.13        6,670,387
                                                      -------    ------------
Net Assets (Equivalent to $12.42
per share based on 47,668,671
shares of capital stock outstanding)                  100.00%    $592,265,414
                                                      =======    ============
-----------------------------------------------------------------------------
LONG FUTURES CONTRACTS
-----------------------------------------------------------------------------
                                                                  Unrealized
                                                     Contract    Appreciation/
Quantity            Description                       Amount    (Depreciation)
-------------------------------------------------------------------------------
40                  Australian 3 Year Bond        $ 3,110,812     $    29,969
                    June 1998
86                  German 5 Year Bond             12,221,254          (7,446)
                    June 1998
                                                                  -----------
Total Long Futures Contracts                                      $    22,523
                                                                  -----------
-----------------------------------------------------------------------------
FOREIGN CURRENCIES
-----------------------------------------------------------------------------
Quantity            Description                                  Market Value
-----------------------------------------------------------------------------
284,792             Australian Dollar                             $   188,347
1,577,496           British Pound                                   2,640,727
1,024               Canadian Dollar                                       723
1,561,854           Deutschemark                                      844,451
1,644,257           Italian Lira                                          902
                                                                  -----------
Total Foreign Currencies                                          $ 3,675,150
                                                                  -----------
-----------------------------------------------------------------------------

(A)  $225,000 principal amount pledged as collateral for futures transactions
(B) $20,000,000 principal amount segregated as collateral for futures transactions
(C) $12,000,000 principal amount pledged as collateral for when-issued securities
(D) $6,000,000 principal amount pledged as collateral for delayed-delivery securities
(E)  Fair-valued security

(F)  When-issued security
(G)  Delayed-delivery security
(H) Canadian Treasury Bills owned at March 31, 1998, were purchased at an average rate of 5.01%.
(I) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                           Schedule of Investments--Taxable Bond Portfolios  9

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                Bernstein Government Short Duration Portfolio
                          March 31, 1998 (Unaudited)

Principal Amount    Decription                                  Market Value*
-----------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, below):                                       1.66%
-----------------------------------------------------------------------------
  2,274,000         Associates First Capital Corp.,               $ 2,274,000
                    04/01/1998
                                                                  -----------
Total Commercial Paper (Cost $2,274,000)                            2,274,000
                                                                  -----------
-----------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                   80.60%
-----------------------------------------------------------------------------
  6,710,000         5.50%, 11/15/1998                               6,707,906
 12,915,000         5.875%, 01/31/1999                             12,951,330
 22,500,000         5.00%, 02/15/1999                              22,394,543
 17,000,000         6.25%, 03/31/1999                              17,116,892
 12,000,000         6.375%, 04/30/1999                             12,105,012
  3,500,000         6.25%, 05/31/1999                               3,526,254
 19,520,000         5.625%, 10/31/1999                             19,526,110
 15,790,000         7.50%, 10/31/1999                              16,234,109
                                                                  -----------
Total U.S. Treasury Notes (Cost $109,985,978)                     110,562,156
                                                                  -----------
-----------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                           15.67%
-----------------------------------------------------------------------------
 21,697,685 3.625%, 07/15/2002                                     21,494,291
            (Notes B & C, below)
                                                                  -----------
Total U.S. Treasury Inflation Protection Security
(Cost $21,696,268)                                                 21,494,291
                                                                  -----------
-----------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                    1.58%
-----------------------------------------------------------------------------
    870,000         7.50%, 11/15/2016                               1,014,638
  1,070,000         6.625%, 02/15/2027                              1,160,951

                                                                  -----------
Total U.S. Treasury Bonds (Cost $2,175,773)                         2,175,589
                                                                  -----------
-----------------------------------------------------------------------------
INVESTMENT SUMMARY
-----------------------------------------------------------------------------
Total Investments (Cost $136,132,019)                99.51%      $136,506,036
(Note D, below)
Cash and Other Assets, Less Liabilities               0.49            665,403
                                                    ------       ------------
Net Assets (Equivalent to $12.52
per share based on 10,956,687
shares of capital stock outstanding)                100.00%      $137,171,439
                                                    =======      ============
-----------------------------------------------------------------------------
LONG FUTURES CONTRACT
-----------------------------------------------------------------------------
                                                                 Unrealized
                                                   Contract     Appreciation/
Quantity            Description                     Amount     (Depreciation)
-----------------------------------------------------------------------------
75                  U.S. 2 Year                   $15,614,063     $  (19,922)
                    Treasury Note
                    June 1998
                                                                  -----------
Total Long Futures Contract                                       $  (19,922)
                                                                  -----------
-----------------------------------------------------------------------------
(A) Commercial paper owned at March 31, 1998, was purchased at a rate of 6.02%.
(B) $500,000 principal amount pledged as collateral for futures transactions
(C) $21,000,000 principal amount segregated as collateral for futures transactions
(D) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

*See Note 1, page 28 in Notes to Financial Statements.

10  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.

                              SEMIANNUAL REPORT
                                MARCH 31, 1998

                           Schedule of Investments
                          Municipal Bond Portfolios

                           ------------------------

                            Diversified Municipal
                             California Municipal
                              New York Municipal
                     Short Duration Diversified Municipal
                     Short Duration California Municipal
                      Short Duration New York Municipal

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                  Bernstein Diversified Municipal Portfolio
                          March 31, 1998 (Unaudited)


--------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    4.49%
--------------------------------------------------------------------------------
Municipal Note: 0.55%
  6,745,000        Cincinnati City School District,            $       6,885,350
                   Ohio Tax Anticipation Notes
                   Series C, AMBAC,
                   5.00%, 12/01/1999
                                                               -----------------

Total Municipal Note (Cost $6,813,430)                                 6,885,350
                                                               -----------------

Tax Exempt Variable-Rate Demand Notes: 3.94%
  2,020,000        New York State Job Development                      2,020,000
                   Authority, State Guaranteed
                   Special Purpose Series B-1,
                   Daily Floater, Putable Daily, AMT,
                   3.80%, 03/01/2002
  1,600,000        New York State Job Development                      1,600,000
                   Authority, State Guaranteed
                   Series B-1, Daily Floater,
                   Putable Daily, AMT,
                   3.80%, 03/01/2005
 20,400,000        Los Angeles Regional Airports                      20,674,612
                   Improvement Corp., California,
                   Daily Floater, Putable Daily, AMT,
                   3.75%, 12/01/2025
 13,250,000        California Pollution Control                       13,250,000
                   Financing Authority, Pacific Gas
                   & Electric Co. Series C, Daily
                   Floater, Putable Daily,
                   AMT, 3.65%, 11/01/2026
 11,770,000        Harris County Health Facilities                    11,770,000
                   Development Corporation Revenue,
                   Texas, St. Luke's Episcopal
                   Hospital Series A, Daily Floater,
                   Putable Daily, 3.75%, 02/15/2027
                                                               -----------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $49,040,000)                                                    49,314,612
                                                               -----------------

Total Short-Term Investments
(Cost $55,853,430)                                                    56,199,962

                                                               -----------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.88%
--------------------------------------------------------------------------------
 11,351,598        3.375%, 01/15/2007                                 11,011,062
                                                               -----------------

Total U.S. Treasury Inflation Protection Security
(Cost $11,047,482)                                                    11,011,062
                                                               -----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     15.32%
--------------------------------------------------------------------------------
    470,000        New York State Dormitory Authority,                   474,249
                   City University Series A,
                   7.40%, 07/01/1998,
                   Escrowed to Maturity
  1,450,000        Washington State Motor Vehicle              $       1,492,412
                   Fuel Tax, 7.00%, 03/01/1999,
                   Escrowed to Maturity
  1,250,000        Ohio State Building Authority,                      1,315,200
                   Correctional Facilities Series A,
                   7.35%, 03/01/2003,
                   Prerefunded 03/01/1999 @102
  1,000,000        Fairfax County, Virginia Public                     1,043,450
                   Improvement Series A,
                   6.25%, 04/01/2008,
                   Prerefunded 04/01/1999 @102
  1,660,000        Rutgers State University,                           1,748,279
                   New Jersey, 7.00%, 05/01/2019,
                   Prerefunded 05/01/1999 @102
  1,000,000        New York State Dormitory                            1,055,700
                   Authority, State University
                   Series A, 7.125%, 05/15/2017,
                   Prerefunded 05/15/1999 @102
  1,250,000        Illinois Health Facilities                          1,330,750
                   Authority Revenue, Delnor
                   Community Hospital Project,
                   8.00%, 05/15/2019,
                   Prerefunded 05/15/1999 @102
    785,000        Massachusetts Turnpike Authority,                     795,558
                   Bond Anticipation Notes
                   Series A, 5.00%, 06/01/1999,
                   Escrowed to Maturity
  1,405,000        Florida State Board of Education                    1,481,643
                   Series B, 6.90%, 06/01/2009,
                   Prerefunded 06/01/1999 @102
  1,000,000        Massachusetts Consolidated Loans                    1,056,260
                   Series C, AMBAC,
                   7.00%, 06/01/2001,
                   Prerefunded 06/01/1999 @102
  1,000,000        Massachusetts Consolidated Loans                    1,055,670
                   Series C, AMBAC,
                   7.00%, 06/01/2009,

                   Prerefunded 06/01/1999 @102
  2,000,000        Pennsylvania Intergovernmental                      2,045,180
                   Cooperation Authority, Special Tax
                   Revenue, FGIC, 5.75%, 06/15/1999,
                   Escrowed to Maturity
  3,170,000        Puerto Rico Electric Power Authority                3,348,027
                   Series O, 7.125%, 07/01/2014,
                   Prerefunded 07/01/1999 @101.50
  1,200,000        Metropolitan Atlanta Rapid                          1,272,696
                   Transit Authority, Georgia
                   Sales Tax Revenue Series L,
                   7.20%, 07/01/2020,
                   Prerefunded 07/01/1999 @102
  3,475,000        Pennsylvania Higher Education                       3,683,291
                   Facilities Authority, College &
                   University Revenue, Hahneman
                   University Project, 7.20%, 07/01/2019,
                   Prerefunded 07/01/1999 @102

*See Note 1, page 28 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios  1

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  1,650,000        Florida State Turnpike Authority            $       1,755,914
                   Revenue, 7.50%, 07/01/2019,
                   Prerefunded 07/01/1999 @102
  1,800,000        Washington Public Power Supply                      1,914,390
                   System Revenue, Nuclear Project
                   No. 1 Series A, 7.50%, 07/01/2015,
                   Prerefunded 07/01/1999 @102
  4,000,000        Maryland State Health & Higher                      4,256,760
                   Educational Facilities Authority
                   Revenue, Good Samaritan Hospital,
                   7.50%, 07/01/2021,
                   Prerefunded 07/01/1999 @102
  3,000,000        Maryland State Second Series,                       3,116,490
                   6.50%, 07/15/2001,
                   Prerefunded 07/15/1999 @100.50
  1,000,000        Kentucky State Property &                           1,031,360
                   Buildings Commission Revenue,
                   Project No. 51, 6.25%, 08/01/1999,
                   Escrowed to Maturity
  1,000,000        Ohio State Building Authority,                      1,065,160
                   Correctional Facilities Series A,
                   7.35%, 08/01/2006,

                   Prerefunded 08/01/1999 @102
  1,350,000        Maryland State Department of                        1,428,151
                   Transportation, 6.70%, 08/15/2005,
                   Prerefunded 08/15/1999 @102
  1,070,000        University of Maryland Auxiliary                    1,141,776
                   Facility System & Tuition Revenue
                   Series A, 7.20%, 10/01/2009,
                   Prerefunded 10/01/1999 @102
  1,000,000        Maryland State Department of                        1,052,590
                   Transportation Second Issue,
                   6.70%, 11/01/2001,
                   Prerefunded 11/01/1999 @101
  1,390,000        Montgomery County Higher                            1,510,374
                   Education & Health Authority,
                   Pennsylvania Hospital Revenue
                   Series A, 8.375%, 11/01/2011,
                   Prerefunded 11/01/1999 @102
  2,120,000        Tampa, Florida, Allegheny Health                    2,278,767
                   System, 7.375%, 12/01/2023,
                   Prerefunded 12/01/1999 @102
  4,250,000        Pennsylvania Turnpike Commission                    4,576,527
                   Revenue Series E, 7.55%, 12/01/2017,
                   Prerefunded 12/01/1999 @102
  3,880,000        Metropolitan Seattle, Washington                    4,138,253
                   Sewer Revenue Series T,
                   6.875%, 01/01/2031,
                   Prerefunded 01/01/2000 @102
  4,635,000        Pinellas County Health Facilities                   5,105,267
                   Authority, Florida, Sun Coast
                   Health Systems Revenue,
                   8.50%, 03/01/2020,
                   Prerefunded 03/01/2000 @102
  4,910,000        Maury County Health & Educational           $       5,582,277
                   Facilities Board Revenue, Tennessee,
                   Southern Healthcare Heritage Series E,
                   10.50%, 03/01/2020,
                   Prerefunded 03/01/2000 @102
  6,700,000        Texas State National Research                       7,221,327
                   Laboratory Commission,
                   7.125%, 04/01/2020,
                   Prerefunded 04/01/2000 @102
  1,940,000        Massachusetts Water Resources                       2,102,107
                   Authority Series A,
                   7.375%, 04/01/2003,
                   Prerefunded 04/01/2000 @102
  1,000,000        Massachusetts Water Resources                       1,085,940
                   Authority Series A, 7.50%,
                   04/01/2016, Prerefunded 04/01/2000 @102
  4,330,000        Massachusetts Water Resources                       4,712,382
                   Authority Series A,
                   7.625%, 04/01/2014,
                   Prerefunded 04/01/2000 @102
  6,680,000        Franklin County, Ohio Hospital                      7,285,809
                   Revenue, 7.60%, 05/15/2020,

                   Prerefunded 05/15/2000 @102
  4,735,000        Austin, Texas Utility Systems Revenue,              5,253,009
                   Combined Series A, 9.50%, 05/15/2015,
                   Prerefunded 05/15/2000 @100
  4,525,000        Pennsylvania Intergovernmental                      4,713,466
                   Cooperation Authority, Special Tax
                   Revenue, FGIC, 6.00%, 06/15/2000,
                   Escrowed to Maturity
  4,455,000        Delaware Transportation Authority                   4,796,654
                   Systems Revenue, 6.75%, 07/01/2010,
                   Prerefunded 07/01/2000 @102
    795,000        El Paso County, Texas,                                841,388
                   6.80%, 07/01/2000,
                   Escrowed to Maturity
  1,265,000        Washington Public Power Supply                      1,367,301
                   System Revenue, Nuclear Project
                   No. 2 Series B, FGIC,
                   7.00%, 07/01/2012,
                   Prerefunded 07/01/2000 @102
  1,885,000        Washington Public Power Supply                      2,037,440
                   System Revenue, Nuclear Project
                   No. 1 Series A, 7.00%, 07/01/2011,
                   Prerefunded 07/01/2000 @102
 16,020,000        Washington Public Power Supply                     17,315,537
                   System Revenue, Nuclear Project
                   No. 2 Series B, FSA,
                   7.00%, 07/01/2012,
                   Prerefunded 07/01/2000 @102
                   (Note B, p. 13)
  1,000,000        New York State Dormitory Authority,                 1,095,280
                   City University Systems Series A,
                   7.625%, 07/01/2020,
                   Prerefunded 07/01/2000 @102

2  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  4,605,000        Washington Public Power Supply              $       5,050,764
                   System Revenue, Nuclear
                   Project No. 1 Series C, 7.75%, 07/01/2008,
                   Prerefunded 07/01/2000 @102
  3,000,000        New York State Dormitory Authority,                 3,301,770
                   City University Systems Series F,
                   7.875%, 07/01/2007,
                   Prerefunded 07/01/2000 @102
  2,405,000        Massachusetts Health & Educational                  2,701,657
                   Facilities Authority Revenue, Goddard
                   Memorial Hospital Issue Series B,

                   9.00%, 07/01/2015,
                   Prerefunded 07/01/2000 @102
  1,680,000        Minnesota State Infrastructure                      1,790,830
                   Development, 7.00%, 08/01/2001,
                   Prerefunded 08/01/2000 @100
  3,830,000        New York State Thruway Authority,                   4,016,789
                   Local Highway & Bridge Service
                   Contract Revenue, 6.00%, 01/01/2011,
                   Prerefunded 01/01/2001 @100
  1,575,000        Fulton County Building Authority,                   1,748,943
                   Georgia Series A, 8.40%, 01/01/2001,
                   Escrowed to Maturity
  1,000,000        New York State Local Assistance                     1,098,650
                   Corp. Series C, 7.00%, 04/01/2021,
                   Prerefunded 04/01/2001 @102
  2,790,000        Los Angeles County Transportation                   3,065,624
                   Commission, California Sales Tax
                   Revenue Series A, 6.75%, 07/01/2018,
                   Prerefunded 07/01/2001 @102
  1,000,000        South Carolina Public Service                       1,104,700
                   Authority Revenue Series B,
                   7.00%, 07/01/2012,
                   Prerefunded 07/01/2001 @102
  1,265,000        Massachusetts Consolidated Loans                    1,397,446
                   Series D, 7.00%, 07/01/2007,
                   Prerefunded 07/01/2001 @102
  1,900,000        Massachusetts Series B,                             2,073,565
                   AMBAC, 6.50%, 08/01/2011,
                   Prerefunded 08/01/2001 @102
  1,280,000        New York City Series A,                             1,442,176
                   7.75%, 08/15/2015,
                   Prerefunded 08/15/2001 @101.50
    350,000        Denver City & County, Colorado                        409,721
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012,
                   Prerefunded 11/15/2001 @102
    505,000        Austin, Texas Utility Systems                         609,798
                   Revenue, MBIA, 9.25%, 11/15/2002,
                   Escrowed to Maturity
    740,000        Grapevine-Colleyville Independent                     854,271
                   School District, Texas Series A,
                   AMBAC, 7.50%, 08/15/2003,
                   Escrowed to Maturity
  2,330,000        Fulton County Building Authority,           $       2,931,187
                   8.75%, 01/01/2005,
                   Escrowed to Maturity
  2,130,000        Mississippi State,                                  2,385,408
                   6.20%, 02/01/2008,
                   Escrowed to Maturity
  4,100,000        North Carolina Municipal Power                      4,400,448
                   Agency No. 1, Catawba Electric
                   Revenue, 5.50%, 01/01/2013,
                   Escrowed to Maturity

  2,045,000        Retama Development Corporation,                     2,897,274
                   Texas, Special Facilities Revenue,
                   Retama Racetrack, 8.75%, 12/15/2013,
                   Escrowed to Maturity
    150,000        Florida State Board of Education,                     212,325
                   9.125%, 06/01/2014,
                   Escrowed to Maturity
  3,860,000        Retama Development Corporation,                     5,507,602
                   Texas, Special Facilities Revenue,
                   Retama Racetrack, 8.75%, 12/15/2014,
                   Escrowed to Maturity
  1,125,000        Retama Development Corporation,                     1,614,870
                   Texas, Special Facilities Revenue,
                   Retama Racetrack, 8.75%, 12/15/2015,
                   Escrowed to Maturity
  3,000,000        Austin, Texas Utility Systems Revenue               3,334,200
                   Series A, 8.00%, 11/15/2016,
                   Escrowed to Maturity
  1,000,000        Bell County Health Facilities                       1,177,340
                   Development Corp., Texas,
                   Lutheran General Health Care
                   Systems, 6.50%, 07/01/2019,
                   Escrowed to Maturity
  4,940,000        Rhode Island Depositors Economic                    5,387,959
                   Protection Corp. Series A, FSA,
                   5.75%, 08/01/2019,
                   Escrowed to Maturity
  1,500,000        Rhode Island Depositors Economic                    1,587,570
                   Protection Corp. Series A, FSA,
                   5.50%, 08/01/2020,
                   Escrowed to Maturity
  5,780,000        Rhode Island Depositors Economic                    6,836,179
                   Protection Corp. Series A,
                   6.375%, 08/01/2022,
                   Escrowed to Maturity
                                                               -----------------

Total Prerefunded/Escrowed
(Cost $186,349,976)                                                  191,919,127
                                                               -----------------
--------------------------------------------------------------------------------
INSURED:                                                                  31.40%
--------------------------------------------------------------------------------
  1,480,000        Arizona State Certificates of                       1,495,895
                   Participation Series A, AMBAC,
                   5.45%, 11/01/1998


                          Schedule of Investments--Municipal Bond Portfolios  3

--------------------------------------------------------------------------------

Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  2,295,000        Pennsylvania Higher Educational             $       2,303,905
                   Facilities Authority, Allegheny
                   Delaware Valley Obligation, MBIA,
                   4.40%, 11/15/1998
  2,210,000        Texas State Public Finance Authority                2,259,659
                   Building Revenue, MBIA,
                   6.50%, 02/01/1999
  1,165,000        Massachusetts Consolidated Loans                    1,198,715
                   Series A, FGIC, 7.20%, 02/01/1999
  1,070,000        New Jersey Wastewater Series C,                     1,101,180
                   MBIA, 6.25%, 05/15/1999
  1,000,000        Convention Center Authority of                      1,054,830
                   Rhode Island Revenue Series A,
                   MBIA, 8.90%, 05/15/1999
  1,880,000        Platte River Power Authority,                       1,907,862
                   Colorado Power Revenue Series DD,
                   MBIA, 5.00%, 06/01/1999
  3,560,000        Massachusetts Consolidated Loans                    3,613,969
                   Series B, FSA, 5.00%, 06/01/1999
 13,300,000        Pennsylvania Intergovernmental                     13,616,274
                   Cooperation Authority, Special
                   Tax Revenue, FGIC,
                   5.75%, 06/15/1999
  3,200,000        Minnesota State Series A, AMBAC,                    3,254,912
                   5.00%, 06/30/1999
  4,350,000        North Slope Boro, Alaska Series B,                  4,473,105
                   FSA, 6.10%, 06/30/1999
  3,520,000        Wisconsin State Transportation                      3,573,645
                   Revenue, FGIC,
                   5.00%, 07/01/1999
  4,680,000        Florida State General Services                      4,751,885
                   Revenue, Environmental
                   Preservation Department
                   Series 2000-A, AMBAC,
                   5.00%, 07/01/1999
  2,000,000        Wilmington, Delaware Series A,                      2,036,860
                   MBIA, 5.00%, 10/01/1999
  3,210,000        Dade County, Florida Aviation                       3,262,162
                   Revenue Series C, AMBAC,
                   5.00%, 10/01/1999
  7,680,000        Dade County, Florida Sales Tax                      7,814,861
                   Revenue, AMBAC,
                   5.00%, 10/01/1999
  1,855,000        Wichita, Kansas Water & Sewer                       1,928,996
                   Utility Revenue, FGIC,
                   6.50%, 10/01/1999
  1,450,000        Montgomery County, Ohio Solid                       1,477,913
                   Waste Revenue, MBIA,
                   5.00%, 11/01/1999
  3,600,000        South Dakota State Building                         3,681,396
                   Authority, Lease Revenue Series A,

                   AMBAC, 5.15%, 12/01/1999
  6,780,000        Inland Protection Financing                         6,856,682
                   Corp., Florida Special Obligation
                   Revenue, FSA, 4.50%, 01/01/2000
  1,420,000        Chatham County Hospital Authority           $       1,444,807
                   Revenue, Georgia, Memorial
                   Medical Center Series A, AMBAC,
                   5.00%, 01/01/2000
  7,820,000        Chicago, Illinois O'Hare International              7,988,677
                   Airport Revenue, Senior Lien Series A,
                   AMBAC, AMT, 5.50%, 01/01/2000
  1,175,000        Chicago, Illinois Motor Fuel Tax                    1,224,879
                   Revenue, AMBAC,
                   6.60%, 01/01/2000
  1,000,000        New Haven, Connecticut, FGIC,                       1,020,290
                   5.00%, 02/15/2000
  2,265,000        Plano Independent School                            2,318,590
                   District, Texas, PSF Guaranteed,
                   5.25%, 02/15/2000
  5,365,000        Hawaii State Series CO, FGIC,                       5,493,921
                   5.25%, 03/01/2000
  1,050,000        Massachusetts Consolidated Loans                    1,104,905
                   Series B, FGIC, 7.30%, 04/01/2000
  2,340,000        Clemson University, South                           2,373,462
                   Carolina University Revenue
                   Series A, AMBAC,
                   4.625%, 05/01/2000
  1,000,000        Averill Park Central School                         1,027,060
                   District, New York, FGIC,
                   5.25%, 05/01/2000
  1,200,000        Plano, Texas Waterworks & Sewer                     1,269,900
                   Revenue, AMBAC,
                   6.90%, 05/01/2000
  4,295,000        Clark County School District,                       4,659,731
                   Nevada, FGIC, 8.25%, 05/01/2000
  1,335,000        Jonesboro, Arkansas Sales & Use                     1,356,694
                   Tax, FSA, 4.75%, 05/15/2000
  2,035,000        Philadelphia Hospital & Higher                      2,072,912
                   Education Facilities Authority,
                   Pennsylvania, Jefferson Health
                   Systems Revenue Series A, AMBAC,
                   5.00%, 05/15/2000

  1,170,000        District of Columbia Series E,                      1,187,445
                   FGIC, 4.75%, 06/01/2000
  3,325,000        Platte River Power Authority,                       3,399,912
                   Colorado Power Revenue Series DD,
                   MBIA, 5.00%, 06/01/2000
  2,400,000        Minnesota State Revenue Series A,                   2,461,704
                   AMBAC, 5.00%, 06/30/2000
  1,000,000        Alaska Student Loan Corp.,                          1,025,490
                   Student Loan Revenue Series A,
                   AMBAC, AMT, 5.375%, 07/01/2000
  6,110,000        Intermountain Power Agency, Utah                    6,376,029
                   Power Supply Revenue Series C,
                   MBIA, 6.00%, 07/01/2000
  1,350,000        Dade County School Board, Florida                   1,383,872
                   Certificates of Participation
                   Series B, AMBAC,
                   5.00%, 08/01/2000


4  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  4,220,000        Osceola County, Florida Capital             $       4,281,443
                   Improvements Revenue, MBIA,
                   4.50%, 09/01/2000
 20,300,000        New Jersey State Transit Corp.,                    20,736,653
                   Capital Grant Anticipation Notes
                   Series A, FSA, 5.00%, 09/01/2000
                   (Note C, p. 13)
 11,210,000        New Jersey State Educational                       11,574,774
                   Facilities Authority, Higher
                   Education Facilities Trust Fund
                   Series A, AMBAC,
                   5.125%, 09/01/2000
  1,070,000        Metropolitan Washington Airport                     1,100,163
                   Authority, D.C. Revenue Series B,
                   FGIC, AMT, 5.25%, 10/01/2000
  1,530,000        Dade County, Florida Aviation                       1,576,069
                   Revenue, Miami International
                   Airport Series A, FSA, AMT,
                   5.25%, 10/01/2000
  1,015,000        Wichita, Kansas Water & Sewer                       1,077,392
                   Utility Revenue, FGIC,
                   6.50%, 10/01/2000
  2,000,000        Dade County, Florida, FGIC,                         2,380,980
                   12.00%, 10/01/2000
  1,235,000        Indiana Health Facility Financing                   1,261,886
                   Authority, Hospital Revenue,
                   Sisters of St. Francis Health
                   Series A, MBIA, 5.00%, 11/01/2000
  1,030,000        Northglenn, Colorado Water                          1,037,334
                   Utility Series A, MBIA,
                   6.60%, 11/01/2000
  2,395,000        Jonesboro, Arkansas Sales & Use                     2,442,684
                   Tax, FSA, 4.75%, 11/15/2000
  2,275,000        Clark County Public Utility                         2,444,123
                   District No. 1, Washington
                   Electric Revenue, FGIC,
                   7.10%, 01/01/2001
  1,000,000        Humble Independent School                           1,095,370
                   District, Texas, PSF Guaranteed,
                   7.625%, 02/01/2001
  1,225,000        Southeastern Pennsylvania                           1,262,559
                   Transportation Authority,
                   Pennsylvania Special Revenue,
                   FGIC, 5.25%, 03/01/2001
  1,000,000        Phoenix, Arizona Airport Revenue                    1,046,570
                   Series A, MBIA,
                   5.65%, 07/01/2001
    595,000        Austin, Texas Utility Systems Revenue,                717,641
                   MBIA, 9.25%, 11/15/2002
    180,000        Grapevine-Colleyville Independent                     208,543
                   School District, Texas, AMBAC,
                   7.50%, 08/15/2003
  1,130,000        Niagara Frontier Authority,                         1,204,094
                   New York Airport Revenue, Greater
                   Buffalo International Airport,
                   AMBAC, AMT, 5.75%, 04/01/2004
  1,000,000        District of Columbia Series B-3,            $       1,044,340
                   MBIA, 5.20%, 06/01/2004
  1,500,000        Metropolitan Pier & Exposition                      1,614,315
                   Authority, Illinois, McCormick
                   Place Expansion Project Series A,
                   MBIA, 5.70%, 06/15/2005
  1,000,000        Utah State Board of Regents,                        1,073,980
                   Student Loan Revenue Series J,
                   AMBAC, AMT, 6.00%, 05/01/2006
  4,700,000        Lansing, Michigan Sewage Disposal                   4,761,100
                   System Revenue, MBIA,
                   7.625%, 05/01/2006
  1,340,000        Arlington, Texas Waterworks &                       1,480,740
                   Sewer Revenue, AMBAC,
                   6.00%, 06/01/2006
  2,095,000        Virginia Port Authority                             2,309,277
                   Facilities Revenue, MBIA, AMT,
                   6.00%, 07/01/2006
  2,200,000        Clark County Public Utility                         2,357,410
                   District No. 1, Washington
                   Electric Revenue, AMBAC,
                   5.50%, 01/01/2007
  4,485,000        Cleveland, Ohio Waterworks                          4,805,902
                   Revenue Series G, MBIA,
                   5.50%, 01/01/2007

  4,775,000        Chicago, Illinois, FGIC,                            5,088,240
                   5.50%, 01/01/2007
  6,110,000        Chicago, Illinois O'Hare International              6,650,796
                   Airport Revenue, Second Lien-Series A,
                   AMBAC, AMT, 6.00%, 01/01/2007
  1,000,000        Prince Georges County, Maryland                     1,118,850
                   Consolidated Public Improvement
                   Series A, MBIA, 6.00%, 03/15/2007
  2,000,000        Walled Lake Consolidated School                     2,219,880
                   District, Michigan, MBIA,
                   6.00%, 05/01/2007
  1,715,000        Northeast Hospital Authority, Texas,                1,867,069
                   Northeast Medical Center Hospital
                   Revenue, FSA, 5.75%, 05/15/2007
  8,140,000        District of Columbia, MBIA,                         8,858,599
                   6.00%, 06/01/2007
  1,200,000        Philadelphia, Pennsylvania                          1,318,152
                   Airport Revenue Series B, FGIC,
                   AMT, 6.00%, 06/15/2007
  2,425,000        Philadelphia, Pennsylvania                          2,692,502
                   Airport Revenue Series A, FGIC,
                   6.00%, 06/15/2007
  1,105,000        Delaware Transportation Authority                   1,233,556
                   Systems Revenue, AMBAC,
                   6.00%, 07/01/2007
  1,650,000        Maricopa County School District                     1,835,361
                   No. 4, Arizona Series D, FGIC,
                   6.00%, 07/01/2007
  2,030,000        MTA, New York Commuter Facilities                   2,264,546
                   Revenue Series C-1, FGIC,
                   6.00%, 07/01/2007


                          Schedule of Investments--Municipal Bond Portfolios  5

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  2,775,000        Washington Public Power Supply              $       3,064,627
                   System Revenue, Nuclear Project
                   No. 1 Series A, AMBAC,
                   6.00%, 07/01/2007
  4,610,000        Detroit, Michigan Sewage Disposal                   5,164,905
                   Revenue Series A, MBIA,
                   6.00%, 07/01/2007
  1,000,000        Cook County, Illinois, MBIA,                        1,205,090
                   7.25%, 11/01/2007
  1,965,000        Connecticut State Resource Recovery                 2,148,492
                   Authority, Mid-Connecticut Systems
                   Series A, MBIA, 5.75%, 11/15/2007
  1,400,000        Massachusetts Consolidated Loans                    1,453,508
                   Series A, MBIA, 5.00%, 01/01/2008
  2,270,000        Clark County Public Utility                         2,428,809
                   District No. 1, Washington
                   Electric Revenue, AMBAC,
                   5.50%, 01/01/2008
  1,465,000        Sangamon County School District                     1,561,983
                   No. 186, Illinois, FGIC,
                   5.55%, 01/01/2008
  5,240,000        Chicago, Illinois Series A, AMBAC,                  5,695,671
                   5.75%, 01/01/2008

  1,000,000        Berkley City School District,                       1,187,540
                   Michigan, FGIC, 7.00%, 01/01/2008
  1,000,000        Memphis-Shelby County Airport                       1,105,790
                   Authority, Tennessee Revenue
                   Series A, MBIA, AMT,
                   6.00%, 02/15/2008
  1,875,000        Port Arthur Navigation                              2,088,281
                   District, Texas, AMBAC,
                   6.00%, 03/01/2008
  3,875,000        Regional Transportation                             4,219,255
                   Authority, Illinois Series A,
                   AMBAC, 6.00%, 06/01/2008
  1,095,000        Haverhill, Massachusetts, FGIC,                     1,210,840
                   6.00%, 06/15/2008
  2,000,000        Intermountain Power Agency, Utah                    2,316,340
                   Power Supply Revenue Series A,
                   AMBAC, 6.50%, 07/01/2008
  4,140,000        Metropolitan Washington Airport                     4,465,652
                   Authority, D.C. Revenue Series A,
                   MBIA, AMT, 5.80%, 10/01/2008
  1,265,000        Emerald Peoples Utility District,                   1,565,728
                   Oregon, FGIC, 7.35%, 11/01/2008
  1,740,000        Hot Springs, Arkansas Sales & Use                   1,765,856
                   Tax, Civic Center Project, FSA,
                   4.95%, 12/01/2008
  4,200,000        Port Authority of New York & New                    4,759,524
                   Jersey Special Obligation Revenue,
                   JFK International Airport Terminal 6,
                   MBIA, AMT, 6.25%, 12/01/2008
  2,750,000        Indianapolis, Indiana Resource                      3,243,598
                   Recovery Revenue, Ogden Martin
                   System Inc. Project, AMBAC,
                   6.75%, 12/01/2008
  1,415,000        Greater Detroit Resource Recovery           $       1,623,260
                   Authority, Michigan Series B,
                   AMBAC, 6.25%, 12/13/2008
  1,675,000        Chicago, Illinois O'Hare                            1,816,001
                   International Airport Revenue,
                   Second Lien-Series C, MBIA,
                   5.75%, 01/01/2009
  4,000,000        Massachusetts Bay Transportation                    4,309,480
                   Authority Series A, MBIA,
                   5.50%, 03/01/2009
  1,000,000        Middlesex County Utilities                          1,047,200

                   Authority, New Jersey Sewer
                   Revenue Series A, FGIC,
                   5.15%, 03/15/2009
  3,495,000        Ohio State Public Facilities                        3,613,690
                   Commission, Higher Education
                   Capital Facilities Series A,
                   AMBAC, 5.25%, 05/01/2009
 10,000,000        Intermountain Power Agency, Utah                   11,614,400
                   Power Supply Revenue Series B,
                   MBIA, 6.50%, 07/01/2009
  1,530,000        Texas Municipal Power Agency                        1,611,901
                   Revenue, MBIA, 5.25%, 09/01/2009
  1,000,000        Anchorage, Alaska, FGIC,                            1,125,800
                   6.00%, 10/01/2009
  2,000,000        Palm Beach County, Florida Solid                    2,236,400
                   Waste Revenue Series A, AMBAC,
                   6.00%, 10/01/2009
  5,000,000        Connecticut State Resource                          5,292,150
                   Recovery Authority Series A, MBIA,
                   5.375%, 11/15/2009
  1,000,000        Providence Public Building                          1,034,960
                   Authority, Rhode Island Series A,
                   FSA, 5.10%, 12/15/2009
  1,890,000        Chicago, Illinois O'Hare                            1,916,706
                   International Airport Revenue,
                   Second Lien-Series C, MBIA,
                   5.00%, 01/01/2010
  1,000,000        Memphis-Shelby County Airport                       1,126,080
                   Authority, Tennessee Revenue
                   Series A, MBIA, AMT,
                   6.25%, 02/15/2010
  1,065,000        Detroit City School District,                       1,241,162
                   Michigan Series A, AMBAC,
                   6.50%, 05/01/2010
  1,000,000        Detroit, Michigan Water Supply                      1,065,490
                   System Revenue Series B, MBIA,
                   5.40%, 07/01/2010
  2,510,000        Detroit, Michigan Sewer Disposal                    2,813,434
                   Revenue Series B, MBIA,
                   6.00%, 07/01/2010
  1,500,000        Brownsville, Texas Utility System                   1,718,190
                   Revenue, AMBAC, 6.25%, 09/01/2010
  5,000,000        Connecticut State Resource                          5,270,700
                   Recovery Authority Series A, MBIA,
                   5.375%, 11/15/2010


6  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  1,000,000        Bexar County Health Facilities              $       1,107,510
                   Development Corp., Texas Baptist
                   Health Systems Series A, MBIA,
                   6.00%, 11/15/2010
  2,495,000        Iron County School District, Utah,                  2,729,305
                   School Bond Guarantee,
                   5.75%, 01/15/2011
  1,000,000        Amarillo Junior College District,                   1,018,170
                   Texas, FGIC, 5.125%, 02/15/2011

  1,275,000        Brownsville, Texas Utility                          1,457,567
                   Systems Revenue, AMBAC,
                   6.25%, 09/01/2011
  1,025,000        Goose Creek Independent School                      1,029,069
                   District, Texas, PSF Guaranteed,
                   5.00%, 02/15/2012
  1,000,000        Amarillo Junior College District,                   1,011,180
                   Texas, FGIC, 5.125%, 02/15/2012
  1,000,000        St. Louis, Missouri Board of Education              1,054,020
                   Series A, FGIC, 5.50%, 04/01/2012
                   (Note D, p. 13)
  1,035,000        Massachusetts Consolidated Loans                    1,080,416
                   Series B, FGIC,
                   5.50%, 06/01/2012
  3,500,000        Northern Colorado Water                             4,020,310
                   Conservancy District, Municipal
                   Sub-District Revenue Series F,
                   AMBAC, 6.50%, 12/01/2012
  3,000,000        Chicago, Illinois, FSA,                             3,177,420
                   5.50%, 01/01/2013 (Note D, p. 13)
  1,035,000        Sacramento Municipal Utility                        1,218,806
                   District, California Series G,
                   MBIA, 6.50%, 09/01/2013
  2,445,000        Sunrise, Florida Utility Systems                    2,602,947
                   Revenue, AMBAC,
                   5.50%, 10/01/2013
  3,980,000        Regional Transportation Authority,                  4,481,639
                   Illinois, FGIC, 6.00%, 06/01/2016
  3,315,000        District of Columbia Water &                        3,690,656
                   Sewer Authority, Public Utility
                   Revenue, FSA, 6.00%, 10/01/2016
                   (Note D, p. 13)
  2,325,000        Regional Transportation Authority,                  2,615,462
                   Illinois, FGIC, 6.00%, 06/01/2017
  1,760,000        Clark County, Nevada Series A,                      2,082,872
                   AMBAC, 6.50%, 06/01/2017
  2,865,000        New York State Dormitory                            3,234,757
                   Authority, New York University
                   Series A, MBIA,
                   6.00%, 07/01/2018
  9,420,000        Illinois Development Finance                        9,419,623
                   Authority, Adventist Health
                   Systems Series B, Variable Rate
                   CPI Bond, MBIA,
                   3.621%, 01/01/2019
  1,005,000        Regional Transportation                     $       1,359,323
                   Authority, Illinois Series C,
                   FGIC, 7.75%, 06/01/2020
  3,135,000        Illinois State Dedicated Tax                        3,625,533
                   Revenue, AMBAC,
                   6.25%, 12/15/2020
  3,980,000        McGee-Creek Authority, Oklahoma                     4,553,438
                   Water Revenue, MBIA,
                   6.00%, 01/01/2023
  4,650,000        Delaware Valley Regional Finance                    4,649,674
                   Authority, Pennsylvania Local
                   Government Revenue Series A,
                   Variable Rate CPI Bond,
                   AMBAC, 3.771%, 07/01/2027
                                                               -----------------
Total Insured (Cost $377,889,365)                                    393,246,069
                                                               -----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            33.32%
--------------------------------------------------------------------------------
State General Obligations: 11.57%

  1,000,000        New Jersey State,                                   1,001,150
                   7.20%, 04/15/1998
  1,100,000        District of Columbia Series A,                      1,101,694
                   5.00%, 06/01/1998
  2,375,000        District of Columbia Series C,                      2,387,588
                   4.90%, 12/01/1998
    215,000        Massachusetts Turnpike                                217,746
                   Authority Series A,
                   5.00%, 06/01/1999
  2,375,000        Utah State,                                         2,398,370
                   4.40%, 07/01/1999
  3,565,000        South Carolina State Capital                        3,622,824
                   Improvements Series A,
                   5.00%, 07/01/1999
  6,575,000        Washington State Series R-97-B,                     6,678,425
                   5.00%, 07/01/1999
  1,000,000        Georgia State Series B,                             1,052,240
                   8.00%, 07/01/1999
  1,750,000        New Jersey State Series E,                          1,779,032
                   5.00%, 07/15/1999
  2,960,000        Maryland State Third Series,                        3,045,485
                   6.00%, 07/15/1999
  4,025,000        Minnesota State,                                    4,145,709
                   6.00%, 08/01/1999
  2,275,000        Rhode Island State Series A,                        2,356,559
                   6.60%, 08/01/1999
  4,305,000        Washington State Series R-92-C,                     4,399,279
                   5.30%, 09/01/1999
  2,625,000        Texas State Series A,                               2,782,106

                   8.00%, 10/01/1999
  2,315,000        Delaware State Series A,                            2,339,956
                   4.50%, 02/01/2000
  2,870,000        Maryland State First Series,                        2,948,093
                   6.75%, 03/01/2000
  3,685,000        New Jersey State,                                   3,906,505
                   7.00%, 04/01/2000


                          Schedule of Investments--Municipal Bond Portfolios  7

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------


  5,480,000        Wisconsin State Series A,                          $5,547,020
                   4.50%, 05/01/2000
  4,280,000        Tennessee State Series B,                           4,381,522
                   5.00%, 05/01/2000
  1,000,000        District of Columbia Series A-3,                    1,010,750
                   4.90%, 06/01/2000
  3,890,000        Georgia State Environmental                         3,945,316
                   Facilities Authority Revenue,
                   Guaranteed Water & Waste Water
                   Loan, 4.50%, 07/01/2000
  1,890,000        Maryland State & Local Facilities                   1,928,273
                   Loan Second Series,
                   4.75%, 08/01/2000
  9,635,000        Massachusetts Series A,                             9,863,831
                   5.00%, 08/01/2000
  1,000,000        Georgia State Series D,                             1,057,930
                   6.50%, 08/01/2000
  1,220,000        District of Columbia Series A,                      1,256,576
                   5.50%, 06/01/2001
  1,000,000        Massachusetts Consolidated Loans                    1,073,080
                   Series D, 6.50%, 07/01/2001
  2,000,000        District of Columbia Series A,                      2,099,620
                   5.90%, 06/01/2002
  5,600,000        Utah State,                                         5,926,760
                   5.50%, 07/01/2002
  1,090,000        California State,                                   1,228,234
                   7.00%, 03/01/2003
  1,000,000        Illinois State,                                     1,071,280
                   6.70%, 06/01/2003
  2,300,000        California State,                                   2,624,852
                   7.00%, 03/01/2004
  1,165,000        California State,                                   1,339,797
                   7.10%, 05/01/2004
  1,500,000        Massachusetts Bay Transportation                    1,660,125
                   Authority Series C,
                   6.00%, 03/01/2007
  3,715,000        Connecticut State Series C,                         4,006,924
                   5.50%, 08/01/2007
  5,180,000        Georgia State Series C,                             5,906,288
                   6.25%, 08/01/2007
  8,305,000        Connecticut State Series D,                         8,976,376
                   5.50%, 12/01/2007
  1,940,000        Hawaii State Series CC,                             2,021,228
                   5.125%, 02/01/2008
  7,250,000        Massachusetts Series A,                             7,544,495
                   5.25%, 02/01/2008
  2,600,000        Georgia State Series A,                             2,972,008

                   6.25%, 04/01/2008
  1,000,000        California State,                                   1,220,420
                   7.20%, 05/01/2008
  1,670,000        Georgia State Series D,                             1,976,762
                   6.70%, 08/01/2008
  1,000,000        South Carolina State Series A,                      1,025,250
                   5.00%, 03/01/2009
  2,225,000        Massachusetts Bay Transportation            $       2,436,130
                   Authority Series A,
                   5.75%, 03/01/2010
  1,000,000        Texas State, Student Loan                             996,290
                   Revenue, AMT,
                   5.00%, 08/01/2010
  1,490,000        Georgia State Series C,                             1,719,237
                   6.25%, 08/01/2010
  4,970,000        Connecticut State Series A,                         5,369,240
                   5.70%, 03/15/2011
  3,775,000        Massachusetts Bay Transportation                    4,009,163
                   Authority Series A,
                   5.50%, 03/01/2012
  1,000,000        Georgia State Series B,                             1,125,050
                   6.00%, 03/01/2012
    990,000        Florida State Board of Education,                   1,397,553
                   9.125%, 06/01/2014
                                                               -----------------
Total State General Obligations
(Cost $140,417,146)                                                  144,880,141
                                                               -----------------

Local General Obligations: 8.50%
  1,275,000        Columbus, Ohio,                                     1,286,947
                   12.00%, 05/15/1998
  1,020,000        Du Page County Forest Preserve                      1,042,848
                   District, Illinois,
                   7.40%, 11/01/1998
  1,000,000        De Kalb County, Georgia,                            1,009,700
                   4.90%, 01/01/1999
  1,245,000        Chicago, Illinois,                                  1,314,546
                   11.50%, 01/01/1999
  3,140,000        Jordan School District, Utah,                       3,184,337

                   5.00%, 06/15/1999
  1,000,000        Montgomery County, Maryland                         1,018,280
                   Series A, 5.10%, 07/01/1999
  1,000,000        Dallas, Texas Series B,                             1,031,000
                   6.00%, 08/15/1999
  1,000,000        Montgomery County, Maryland                         1,047,530
                   Series B, 6.875%, 10/01/1999
  1,025,000        Harris County Flood Control                         1,074,507
                   District, Texas Series A,
                   7.125%, 10/01/1999
  1,000,000        King County, Washington Series A,                   1,082,680
                   9.00%, 12/01/1999
  1,000,000        Denver City & County School                         1,094,040
                   District No. 1, Colorado Series B,
                   10.00%, 12/01/1999
  1,455,000        Tulsa Independent School District                   1,483,911
                   No. 1, Oklahoma, 5.00%, 02/01/2000
  1,350,000        Rocky Mount, North Carolina,                        1,384,978
                   6.50%, 02/01/2000
  1,600,000        Boston, Massachusetts Series A,                     1,676,304
                   7.40%, 02/01/2000
  2,000,000        Broward County School District,                     2,088,600
                   Florida, 6.75%, 02/15/2000


8  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  1,525,000        Seattle, Washington Limited Tax             $       1,542,477
                   Series B, 4.50%, 03/01/2000
  1,885,000        Knox County, Tennessee,                             1,908,336
                   4.50%, 03/01/2000
  1,075,000        Shelby County, Tennessee Series B,                  1,100,682
                   5.10%, 03/01/2000
  1,525,000        Washington Suburban Sanitation                      1,559,679
                   District, Maryland,
                   5.00%, 06/01/2000
  2,785,000        Jordan School District, Utah,                       2,850,002
                   5.00%, 06/15/2000
  1,860,000        Columbus, Ohio Limited Tax Series 1,                1,924,021
                   5.50%, 06/15/2000
  2,725,000        Stamford, Connecticut,                              2,767,973
                   4.50%, 07/15/2000
  1,100,000        New York City Series L,                             1,129,216
                   5.25%, 08/01/2000
  1,000,000        Morris County, New Jersey General                   1,013,170
                   Improvements, 4.50%, 08/15/2000
  1,785,000        Harford County, Maryland,                           1,834,980
                   5.00%, 12/01/2000
  2,310,000        Dallas, Texas Equipment                             2,360,127
                   Acquisition Contractual
                   Obligation, 4.75%, 02/15/2001
  2,960,000        Winston-Salem, North Carolina,                      3,385,174
                   8.875%, 06/01/2001
  2,160,000        Montgomery County, Maryland,                        2,524,111
                   8.60%, 05/01/2002
  2,000,000        New York City Series G,                             2,110,060
                   5.70%, 02/01/2003
  2,165,000        Philadelphia Authority for                          2,226,551

                   Industrial Development,
                   Pennsylvania, Gallery II Garage
                   Project, 6.125%, 02/15/2003
  3,420,000        Pennsylvania Convention &                           3,702,458
                   Exhibition Center Authority
                   Revenue Series A,
                   6.25%, 09/01/2004
  3,660,000        New York City Series I,                             4,030,721
                   6.25%, 04/15/2006
  1,455,000        Montgomery County, Maryland                         1,607,469
                   Series A, 5.75%, 07/01/2006
  6,525,000        Port of Seattle, Washington, AMT,                   6,885,637
                   5.50%, 05/01/2007
  2,620,000        Jersey City, New Jersey Series A,                   2,925,230
                   6.00%, 10/01/2007
  4,355,000        Metropolitan Milwaukee Sewage                       4,723,651
                   District, Wisconsin Series A,
                   5.50%, 10/01/2008
  8,660,000        New York City Series F,                             8,998,433
                   5.375%, 08/01/2009
  1,020,000        Indianapolis Local Public                           1,049,458
                   Improvement Bond Bank, Indiana
                   Series B, 5.00%, 02/01/2010
  1,190,000        Roanoke, Virginia,                                  1,211,194
                   5.00%, 02/01/2011
  1,300,000        Forsyth County, North Carolina,             $       1,282,216
                   4.75%, 02/01/2013
  7,780,000        New York City Series I,                             8,183,626
                   5.875%, 03/15/2013
  1,400,000        Travis County, Texas,                               1,392,034
                   5.00%, 03/01/2015
  1,920,000        Du Page County, Illinois                            2,078,035
                   Stormwater Project,
                   5.60%, 01/01/2021
  6,735,000        Du Page County, Illinois Jail                       7,289,358
                   Project, 5.60%, 01/01/2021
                                                               -----------------
Total Local General Obligations
(Cost $101,818,364)                                                  106,416,287
                                                               -----------------


Tax Lease: 8.88%
  1,000,000        New Haven Unified School District,                  1,002,490
                   California Certificates of
                   Participation, 4.90%, 07/01/1998
    995,000        New York State Dormitory                            1,003,895
                   Authority, City University Series A,
                   7.40%, 07/01/1998
  1,835,000        Virginia College Building                           1,844,689
                   Authority, Virginia, Equipment
                   Leasing Program,
                   5.00%, 08/01/1998
  2,170,000        New York State Urban Development                    2,182,803
                   Corp., Correctional Facilities,
                   4.70%, 01/01/1999
  2,350,000        New York State Certificates of                      2,371,174
                   Participation, 4.90%, 03/01/1999
  1,000,000        New York State Energy Research &                    1,010,820
                   Development Authority, Western
                   New York Nuclear Service Center
                   Series B, 5.00%, 04/01/1999
  1,000,000        Ohio State Public Facilities                        1,010,330
                   Commission, Higher Education
                   Capital Facilities Series 2A,
                   4.75%, 05/01/1999
  2,385,000        New Jersey Building Authority,                      2,422,039
                   State Building Revenue,
                   5.00%, 06/15/1999
  2,850,000        Middlesex County Improvement                        2,889,387
                   Authority, New Jersey Lease
                   Revenue, Raritan Center Overpass
                   Project, 4.75%, 08/01/1999
  1,040,000        New York State Medical Care                         1,072,874
                   Facilities Financing Authority,
                   Brookdale Hospital Medical
                   Center, Secured Hospital Program,
                   6.20%, 08/15/1999
  1,500,000        Ukiah Unified School District,                      1,517,790
                   California Certificates of
                   Participation, 5.30%, 09/01/1999
  1,630,000        Kentucky State Property &                           1,679,030
                   Buildings Commission Revenue,
                   Project No. 53, 5.90%, 10/01/1999


                          Schedule of Investments--Municipal Bond Portfolios  9

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------


 17,015,000        Ohio State Public Facilities                      $17,198,592
                   Commission, Higher Education
                   Capital Facilities Series 2A,
                   4.50%, 12/01/1999
  2,125,000        Virginia State Public School                        2,190,153
                   Authority, 5.75%, 01/01/2000
  5,550,000        New York State Certificates of                      5,575,364
                   Participation, 4.375%, 02/01/2000
  3,760,000        Virginia College Building                           3,832,079
                   Authority, Virginia, Equipment

                   Leasing Program, 5.00%, 02/01/2000
  1,140,000        Lake County, Illinois                               1,216,916
                   Certificates of Participation,
                   7.20%, 06/01/2000
 17,760,000        New Jersey State Transportation                    18,136,867
                   Trust Fund, Transportation Systems
                   Series A, 5.00%, 06/15/2000
                   (Note E, p. 13)
  4,330,000        New York State Dormitory Authority,                 4,379,882
                   City University Series B,
                   4.75%, 07/01/2000
                   (Note D, p. 13)
  1,000,000        Virginia State Public School                        1,036,110
                   Authority Series A,
                   5.50%, 08/01/2000
  1,000,000        Virginia State Public Building                      1,039,840
                   Authority Series A,
                   5.70%, 08/01/2000
  2,475,000        New York State Urban Development                    2,528,138
                   Corp., Correctional Facilities,
                   5.10%, 01/01/2001
  3,800,000        MTA, New York Commuter Facilities                   3,912,594
                   Service Contract Series O,
                   5.25%, 07/01/2001
  1,315,000        New York State Urban Development                    1,415,861
                   Corp., Correctional Facilities
                   Series 5, 6.00%, 01/01/2005
  2,000,000        New York State Dormitory Authority,                 2,126,780
                   State University Series A,
                   5.50%, 05/15/2005
  1,005,000        New York State Dormitory Authority,                 1,068,556
                   City University, 5.70%, 07/01/2005
  1,005,000        New York State Dormitory Authority,                 1,068,556
                   City University Series C,
                   5.70%, 07/01/2005
  1,000,000        New York State Certificates of                      1,067,240
                   Participation, City University,
                   John Jay College,
                   5.75%, 08/15/2005
  1,720,000        New York State Medical Care                         1,784,689
                   Facilities Financing Authority,
                   Mental Health Services Series A,
                   5.35%, 02/15/2006
  1,000,000        New York State Dormitory                            1,134,670
                   Authority, State University
                   Series A, 6.50%, 05/15/2006
  2,450,000        New York State Dormitory                            2,601,288
                   Authority, State University
                   Series A, 5.50%, 05/15/2007
  2,285,000        New Jersey Building Authority,                      2,568,180
                   State Building Revenue,
                   6.00%, 06/15/2007
  1,000,000        New York State Dormitory Authority,                 1,073,260
                   City University Series A,
                   5.75%, 07/01/2007
  3,890,000        Philadelphia Hospitals & Higher                     4,089,051
                   Education Facilities,
                   Pennsylvania Authority Revenue,
                   5.875%, 08/01/2007
  2,000,000        McLean County Public Building                       2,439,740
                   Commission, Illinois,
                   7.25%, 11/01/2007
  1,000,000        New York State Dormitory                            1,029,410
                   Authority, City University,
                   8.125%, 07/01/2008
  4,045,000        Philadelphia Hospitals & Higher                     4,278,396
                   Education Facilities,
                   Pennsylvania Authority Revenue,
                   6.20%, 08/01/2011
  1,280,000        New York State Dormitory Authority,                 1,372,941
                   City University Series A,
                   5.75%, 07/01/2013
  1,000,000        Sacramento City Finance                             1,041,270
                   Authority, California, Lease
                   Revenue Series B,
                   5.40%, 11/01/2020
                                                               -----------------

Total Tax Lease (Cost $108,647,618)                                  111,213,744
                                                               -----------------

Special Tax: 3.90%
  1,175,000        Las Vegas Special Improvement                       1,188,724
                   District No. 707, Nevada,
                   Local Improvement Bonds,
                   5.50%, 06/01/1999
  1,860,000        Montana State Department of                         1,881,408
                   Transportation, 4.70%, 07/01/1999
  5,710,000        Tulsa Criminal Justice Authority,                   5,733,811
                   Oklahoma Sales Tax Revenue,
                   4.50%, 09/01/1999
 13,435,000        Los Angeles Community                              13,615,298
                   Redevelopment Agency, California
                   Central Business District I,
                   5.00%, 11/15/1999
  1,000,000        Maryland State Department of                        1,050,450

                   Transportation Second Issue,
                   6.60%, 11/01/2000
  2,290,000        Arizona State Transportation                        2,372,967
                   Board Excise Tax Revenue,
                   6.125%, 07/01/2001
  1,000,000        Metropolitan Pier & Exposition                      1,074,730
                   Authority, Illinois, McCormick
                   Place Expansion Project Series A,
                   5.90%, 06/15/2003

10  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value

--------------------------------------------------------------------------------

  4,365,000        New Jersey State Transportation             $       4,831,575
                   Trust Fund, Transportation
                   Systems Series B,
                   6.00%, 06/15/2006
  1,500,000        Connecticut State Special Tax                       1,663,800
                   Obligation Revenue Series B,
                   6.00%, 09/01/2006
  2,620,000        Connecticut State Special Tax                       2,787,916
                   Obligation Revenue Series A,
                   5.25%, 09/01/2007
  1,150,000        Illinois State Sales Tax Revenue                    1,170,815
                   Series U, 5.00%, 06/15/2009
  1,000,000        Connecticut State Special Tax                       1,135,410
                   Obligation Series B,
                   6.15%, 09/01/2009
    945,000        District of Columbia Redevelopment                    971,139
                   Land Agency, Sports Arena Special Tax,
                   5.625%, 11/01/2010
  3,635,000        Massachusetts Special Obligation                    3,867,058
                   Revenue, Consolidated Loans
                   Series A, 5.50%, 06/01/2012
  3,225,000        Illinois State Sales Tax Revenue                    3,574,138
                   Series Q, 6.00%, 06/15/2012
  1,830,000        Massachusetts Special Obligation                    1,942,344
                   Revenue, Consolidated Loans
                   Series A, 5.50%, 06/01/2013
                                                               -----------------

Total Special Tax (Cost $47,544,791)                                  48,861,583
                                                               -----------------


Miscellaneous Tax: 0.47%
  5,325,000        Indianapolis Local Public                           5,929,174
                   Improvement Bond Bank, Indiana
                   Series B, 6.00%, 01/10/2013
                                                               -----------------

Total Miscellaneous Tax (Cost $5,187,475)                              5,929,174
                                                               -----------------

Total Tax Supported (Cost $403,615,394)                              417,300,929
                                                               -----------------


--------------------------------------------------------------------------------
REVENUE:                                                                  12.90%
--------------------------------------------------------------------------------
Airport Revenue: 0.72%
  1,845,000        Tulsa, Oklahoma Airports                            1,858,247
                   Improvement Trust General
                   Revenue, Tulsa International
                   Airport, 6.125%, 06/01/1999
  1,500,000        Denver City & County, Colorado                      1,667,940
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005
    800,000        Denver City & County, Colorado                        908,400
                   Airport Revenue Series A, AMT,
                   7.50%, 11/15/2006
    975,000        Denver City & County, Colorado                      1,129,937
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
  2,600,000        Chicago, Illinois O'Hare                            2,544,074
                   International Airport Revenue
                   Senior Lien Series A,
                   5.00%, 01/01/2013
  1,000,000        Massachusetts Port Authority                $         982,130
                   Revenue Series B, AMT,
                   5.00%, 07/01/2013
                                                               -----------------

Total Airport Revenue (Cost $8,543,473)                                9,090,728
                                                               -----------------


Electric Revenue: 2.04%
  1,045,000        North Carolina Eastern Municipal                    1,050,915
                   Power Agency Series A,
                   5.00%, 01/01/1999
  9,065,000        Lower Colorado River Authority,                     9,306,673
                   Texas, 5.50%, 01/01/2000
  1,500,000        Massachusetts Municipal Wholesale                   1,538,970
                   Electric Company Series D,
                   5.50%, 07/01/2000
  1,555,000        Tallahassee, Florida Municipal                      1,607,792
                   Electric Series A, 5.25%,

                   10/01/2000
  6,700,000        Pittsylvania County Industrial                      7,235,062
                   Development Authority, Virginia
                   Revenue Series A, AMT,
                   7.30%, 01/01/2004
  3,500,000        Washington Public Power Supply                      3,741,815
                   System Revenue, Nuclear Project
                   No. 3 Series B, 5.60%, 07/01/2007
  1,000,000        Washington Public Power Supply                      1,080,820
                   System Revenue,   Nuclear Project
                   No. 2 Series A, 5.75%, 07/01/2009
                                                               -----------------

Total Electric Revenue (Cost $24,675,152)                             25,562,047
                                                               -----------------


Health Care Revenue: 1.94%
  1,275,000        Tyler Health Facilities Development                 1,277,614
                   Corporation, Texas, Mother Frances
                   Hospital Series A, 5.00%, 07/01/1998
  1,000,000        Camden County Improvement                           1,003,490
                   Authority, New Jersey Revenue,
                   Health Care Redevelopment Project
                   Cooper Health, 4.50%, 02/15/1999
  1,200,000        Illinois Development Finance                        1,207,128
                   Authority Revenue, Community
                   Rehabilitation Providers Series A,
                   4.70%, 07/01/1999
  1,000,000        Illinois Health Facilities Authority                1,010,880
                   Revenue, Advocate Health Care
                   Series A, 4.80%, 08/15/1999
  1,400,000        Montgomery County, Ohio Hospital                    1,418,606
                   Revenue, Grandview Hospital &
                   Medical Center, 5.00%, 12/01/1999
  1,235,000        Connecticut State Health &                          1,256,316
                   Educational Facilities Authority
                   Revenue, Hospital For Special
                   Care Revenue Issue B,
                   5.25%, 07/01/2000
  1,410,000        Connecticut State Health &                          1,440,202
                   Educational Facilities Authority
                   Revenue, Hospital For Special
                   Care Revenue Issue B,
                   5.25%, 07/01/2001


                       Schedule of Investments--Municipal Bond Portfolios  11

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  2,000,000        Montgomery County, Ohio Hospital            $       2,056,100
                   Revenue, Grandview Hospital &
                   Medical Center, 5.25%, 12/01/2001
  1,180,000        Illinois Development Finance                        1,222,633
                   Authority Revenue, Community
                   Rehabilitation Providers Series A,
                   5.60%, 07/01/2002
    430,000        New York State Medical Care                           444,745
                   Facilities Finance Agency Revenue,
                   5.40%, 08/15/2005
  7,240,000        Boston, Massachusetts Hospital                      7,521,998
                   Revenue Series B,
                   5.75%, 02/15/2008
  4,150,000        Saginaw General Hospital, Michigan                  4,421,161
                   Hospital Finance Authority Revenue,
                   7.625%, 10/01/2019
                                                               -----------------

Total Health Care Revenue (Cost $23,966,582)                          24,280,873
                                                               -----------------


Higher Education Revenue: 1.60%
  1,060,000        University of Cincinnati, Ohio                      1,080,575
                   Series A1, 5.00%, 06/01/2000
  2,160,000        Maryland State Health & Higher                      2,235,319
                   Education Facilities Authority Revenue,
                   Johns Hopkins University, 5.50%, 07/01/2000
                   (Note D, p. 13)
  1,000,000        University of Texas, University                     1,013,170
                   Revenue Financing System Series B,
                   4.50%, 08/15/2000
  1,000,000        Illinois Educational Facilities                     1,187,270

                   Authority Revenue, Loyola
                   University, Chicago Series A,
                   7.00%, 07/01/2007
  1,415,000        Virginia Polytechnic Institute                      1,500,692
                   & State University Revenue
                   Series A, 5.25%, 06/01/2008
  1,255,000        University of Texas, University                     1,274,503
                   Revenue Series A,
                   4.70%, 08/15/2008
  5,000,000        Maryland State Health & Higher                      5,604,100
                   Educational Facilities Authority
                   Revenue, Johns Hopkins University,
                   6.00%, 07/01/2009 (Note D, p. 13)
  1,380,000        University of Texas, University                     1,399,058
                   Revenue Series A,
                   4.80%, 08/15/2009
  1,445,000        University of Texas, University                     1,467,340
                   Revenue Series B,
                   4.80%, 08/15/2009
  2,820,000        Massachusetts Health &                              3,287,048
                   Educational Facilities Authority
                   Revenue, Harvard University
                   Series N, 6.25%, 04/01/2020
                                                               -----------------
Total Higher Education Revenue
(Cost $19,166,617)                                                    20,049,075
                                                               -----------------

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

Toll Revenue: 0.08%

   1,000,000  Triborough Bridge & Tunnel              $   1,001,590
              Authority, New York Toll Revenue
              Series A, 5.00%, 01/01/2012
                                                      -------------
Total Toll Revenue (Cost $928,206)                        1,001,590
                                                      -------------
Water/Sewer Revenue: 1.13%
   2,350,000  Philadelphia, Pennsylvania Water            2,353,877
              & Wastewater Revenue,
              4.75%, 06/15/1998
   3,600,000  Portland, Oregon Sewer System               3,731,472
              Revenue Series A, 7.00%, 06/01/1999
   2,470,000  Portland, Oregon Sewer System               2,602,738
              Revenue Series A, 6.50%, 06/01/2000
   1,925,000  Somerset-Raritan Valley,                    2,048,431
              New Jersey Sewage Series G,
              6.40%, 07/15/2005
   2,220,000  Texas State Water Development               2,340,524
              Board Revenue, Revolving Senior
              Lien-Series A, 5.50%, 07/15/2010
   1,005,000  Massachusetts Water Pollution               1,034,999
              Abatement Trust Series B,
              5.25%, 08/01/2014
                                                      -------------
Total Water/Sewer Revenue (Cost $13,768,382)             14,112,041
                                                      -------------
Miscellaneous Revenue: 3.83%
   3,800,000  Philadelphia, Pennsylvania Gas              3,812,920
              Work Series A, 5.40%, 07/01/1998
  15,000,000  Tax Exempt Private Municipal               15,054,150
              Trust, Rule 144A Series 1996-1
              Class A-3, 4.50%, 01/01/2000
  12,000,000  Tax Exempt Private Municipal               12,167,280
              Trust, Rule 144A Series 1997-1
              Class A-3, 4.90%, 04/06/2001
   1,600,000  Northeast Maryland Waste Disposal           1,653,040
              Authority, Solid Waste Revenue,
              AMT, 5.50%, 07/01/2001
  10,000,000  Tax Exempt Private Municipal               10,068,700
              Trust, Rule 144A Series 1996-1
              Class A-4, 4.60%, 11/06/2001
   3,775,000  Northeast Maryland Waste Disposal           3,934,984
              Authority, Solid Waste Revenue,
              AMT, 5.60%, 07/01/2002
   1,200,000  Mashantucket Western Pequot                 1,254,984
              Tribe, Connecticut, Special
              Revenue, Sub 144A Series B,
              5.55%, 09/01/2008
                                                      -------------
Total Miscellaneous Revenue
(Cost $47,322,154)                                       47,946,058
                                                      -------------
Industrial Development/Pollution
Control Revenue: 1.56%
   1,000,000  Fairfax County Economic                     1,026,050
              Development Authority, Virginia,
              Ogden Martin System Project
              Series A, AMT, 7.20%, 02/01/1999


12  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------

Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------


  2,100,000        Missouri State Environmental                      $ 2,146,368
                   Improvement & Energy Resource
                   Authority, Chrysler Corporation
                   Project, 5.70%, 10/01/1999
  7,125,000        Schuylkill County Industrial                        7,337,753
                   Development Authority,
                   Pennsylvania, Energy Reserves,
                   AMT, 6.50%, 01/01/2010
  8,470,000        St. Charles Parish, Louisiana                       9,046,807
                   Pollution Control Revenue,
                   Louisiana Power & Light Co.
                   Project, 8.25%, 06/01/2014
                   (Note F, below)
                                                               -----------------

Total Industrial Development/Pollution
Control Revenue (Cost $19,300,026)                                    19,556,978
                                                               -----------------

Total Revenue (Cost $157,670,592)                                    161,599,390
                                                               -----------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   2.12%
--------------------------------------------------------------------------------
Housing: 0.18%
  2,125,000        Ohio Housing Finance Agency,                        2,221,284
                   Single Family Mortgage Revenue
                   Series A, AMT, 7.65%, 03/01/2029
                                                               -----------------

Total Housing (Cost $2,208,556)                                        2,221,284
                                                               -----------------


Student Loan: 1.94%
  1,000,000        New England Education Loan                          1,008,740
                   Marketing Corporation, Student
                   Loan Revenue, 6.00%, 09/01/1998
  1,525,000        New England Education Loan                          1,565,946
                   Marketing Corporation, Student
                   Loan Revenue, 6.00%, 09/01/1999
  1,640,000        New England Education Loan                          1,686,822
                   Marketing Corporation, Student
                   Loan Revenue Issue A,
                   6.125%, 09/01/1999

  1,600,000        Brazos Higher Education Authority                   1,644,624
                   Inc., Texas Series A-2, AMT,
                   5.75%, 06/01/2000
  1,340,000        Student Loan Funding Corporation,                   1,382,719
                   Cincinnati, Ohio Series C, AMT,
                   5.85%, 07/01/2000
  1,450,000        New England Education Loan                          1,476,028
                   Marketing Corporation, Student
                   Loan Revenue Series G,
                   5.00%, 08/01/2000
  1,265,000        Brazos Higher Education Authority                   1,312,716
                   Inc., Texas Series A-1, AMT,
                   5.90%, 12/01/2000
  3,390,000        Arkansas State Student Loan                         3,555,466
                   Authority Series A-1, AMT,
                   5.95%, 06/01/2001
  8,605,000        New England Education Loan                  $       9,067,863
                   Marketing Corporation, Student
                   Loan Revenue Issue A,
                   5.80%, 03/01/2002
  1,565,000        South Dakota Student Loan                           1,667,210
                   Assistance Corporation, Student
                   Loan Revenue Series B, AMT,
                   7.625%, 08/01/2006
                                                               -----------------

Total Student Loan (Cost $23,931,885)                                 24,368,134
                                                               -----------------

Total Asset-Backed Securities
(Cost $26,140,441)                                                    26,589,418
                                                               -----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,218,566,680)         100.43%           $1,257,865,957
(Note G, below)
Cash and Other Assets, Less Liabilities          (0.43)              (5,392,558)
                                                -------        -----------------

Net Assets (Equivalent to $13.81
per share based on 90,663,200
shares of capital stock outstanding)            100.00%           $1,252,473,399
                                                =======        =================
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.

    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $7,000,000 principal amount segregated as collateral for when-issued securities
(C) $20,300,000 principal amount segregated as collateral for when-issued securities
(D) When-issued security
(E) $12,750,000 principal amount segregated as collateral for delayed-delivery securities
(F) Delayed-delivery security
(G) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

                          Schedule of Investments--Municipal Bond Portfolios  13

----------------------------------------------------------------

(H) Allocation of Portfolio net assets at March 31, 1998:

    Alaska                                                0.53%
    Arizona                                               0.54
    Arkansas                                              0.73
    California                                            4.93
    Colorado                                              1.24
    Connecticut                                           3.54
    Delaware                                              0.83
    Florida                                               4.24
    Georgia                                               2.25
    Hawaii                                                0.60
    Illinois                                              7.54
    Indiana                                               0.92
    Kansas                                                0.24
    Kentucky                                              0.22
    Louisiana                                             0.72
    Maryland                                              3.52
    Massachusetts                                         7.54
    Michigan                                              1.96
    Minnesota                                             0.93
    Mississippi                                           0.19
    Missouri                                              0.25
    Montana                                               0.15
    Nevada                                                0.63
    New Jersey                                            6.44
    New York                                              7.53
    North Carolina                                        0.92
    Ohio                                                  4.47
    Oklahoma                                              1.09
    Oregon                                                0.63
    Pennsylvania                                          5.77
    Rhode Island                                          1.46
    South Carolina                                        0.65
    South Dakota                                          0.43
    Tennessee                                             1.21
    Texas                                                 7.51
    Utah                                                  3.07
    Virginia                                              1.94
    Washington                                            5.51
    Wisconsin                                             1.10
    Puerto Rico                                           0.27
    District of Columbia                                  2.33
    Tax-Exempt Private Municipal Trust                    2.98
    U.S. Treasury Obligations                             0.88
    Cash and Other Assets, Less Liabilities              (0.43)
                                                        ------
    Total                                               100.00%
                                                        ======

See Notes to Financial Statements.



14  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein California Municipal Portfolio
                          March 31, 1998 (Unaudited)



--------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     5.19%
--------------------------------------------------------------------------------
    600,000        Orange County Water District,               $         600,000
                   California Certificates of
                   Participation, Daily Floater,
                   Putable Daily, 3.60%, 08/15/2015
  2,400,000        Orange County, California                           2,400,000

                   Improvement Bond, Irvine Coast
                   Assessment District No. 88-1,
                   Daily Floater, Putable Daily,
                   3.70%, 09/02/2018
 21,600,000        California Pollution Control                       21,600,000
                   Financing Authority Revenue,
                   Pacific Gas & Electric Series F,
                   Daily Floater, Putable Daily, AMT,
                   3.70%, 11/01/2026
                                                               -----------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $24,600,000)                                                    24,600,000
                                                               -----------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               2.30%
--------------------------------------------------------------------------------
 11,219,010        3.375%, 01/15/2007                                 10,882,451
                                                               -----------------

Total U.S. Treasury Inflation Protection Security
(Cost $10,918,446)                                                    10,882,451
                                                               -----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     22.84%
--------------------------------------------------------------------------------
  1,730,000        Fontana Redevelopment Agency,                       1,794,737
                   California, North Fontana
                   Redevelopment Project,
                   8.00%, 09/01/2018,
                   Prerefunded 09/01/1998 @102
  1,135,000        Antelope Valley Hospital                            1,165,066
                   District, California Certificates
                   of Participation,
                   7.25%, 01/01/2017,
                   Prerefunded 01/01/1999 @100
  1,325,000        San Diego County Regional                           1,397,663
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series A, 7.375%, 04/01/2006,
                   Prerefunded 04/01/1999 @102
  1,875,000        California State Department of                      1,974,150
                   Water Resources Series G,
                   7.125%, 12/01/2024,
                   Prerefunded 06/01/1999 @101.50
  2,870,000        Puerto Rico Electric Power                          3,031,179
                   Authority Series O,
                   7.125%, 07/01/2014,
                   Prerefunded 07/01/1999 @101.50
  3,650,000        Puerto Rico Public Improvement              $       3,882,469

                   Series A, 7.75%, 07/01/2017,
                   Prerefunded 07/01/1999 @101.50
  8,480,000        Los Angeles Convention &                            9,012,035
                   Exhibition Center Authority,
                   California Certificates of
                   Participation Series A,
                   7.375%, 08/15/2018,
                   Prerefunded 08/15/1999 @101.50
  7,030,000        South Gate Public Financing Authority,              7,515,210
                   California Tax Allocation Revenue,
                   South Gate Redevelopment Project
                   Series A-2, 7.375%, 09/01/2009,
                   Prerefunded 09/01/1999 @102
                   (Note B, p. 21)
  2,190,000        Santa Cruz County Public                            2,355,827
                   Financing Authority, California
                   Tax Allocation, 7.625%, 09/01/2021,
                   Prerefunded 09/01/1999 @102.50
  4,890,000        Alameda Community Facilities                        5,252,447
                   District, California Special Tax No. 1,
                   7.75%, 09/01/2019,
                   Prerefunded 09/01/1999 @102
    570,000        Temecula Valley Unified School                        612,659
                   District, California Series B,
                   AMBAC, 9.25%, 09/01/1999,
                   Escrowed to Maturity
  3,920,000        Tehachapi Community Facilities                      4,234,266
                   District, California Special Tax,
                   7.40%, 10/01/2014,
                   Prerefunded 10/01/1999 @103
  9,665,000        Stockton East Water District,                      10,468,645
                   California Certificates of Participation,
                   1990 Project Series A, AMBAC,
                   7.30%, 04/01/2020,
                   Prerefunded 04/01/2000 @102
                   (Note C, p. 21)
  1,430,000        California Health Facilities                        1,558,114
                   Financing Authority, Health
                   Dimensions Series A,
                   7.50%, 05/01/2015,
                   Prerefunded 05/15/2000 @102
  1,265,000        California State Department of                      1,352,500
                   Water Resources Series I,
                   6.60%, 12/01/2019,
                   Prerefunded 06/01/2000 @101.50
  2,060,000        California State Department of                      2,215,159
                   Water Resources Series H,
                   6.90%, 12/01/2025,
                   Prerefunded 06/01/2000 @101.50
  1,725,000        Puerto Rico Commonwealth,                           1,893,291
                   7.625%, 07/01/2010,
                   Prerefunded 07/01/2000 @102



*See Note 1, page 28 in Notes to Financial Statements.



                          Schedule of Investments--Municipal Bond Portfolios  15

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  2,705,000        Desert Hospital District,                         $ 2,993,136
                   California Desert Hospital
                   Project, 8.10%, 07/01/2020,
                   Prerefunded 07/01/2000 @102
 14,250,000        Castaic Lake Water Agency, California              15,593,205
                   Certificates of Participation, Water
                   Systems Improvement Project,
                   7.35%, 08/01/2020,
                   Prerefunded 08/01/2000 @102
                   (Note D, p. 21)
  1,175,000        Los Angeles Convention &                            1,276,555
                   Exhibition Center Authority,
                   California Certificates of
                   Participation, AMBAC,
                   7.00%, 08/15/2021,
                   Prerefunded 08/15/2000 @102
 11,825,000        Los Angeles County, California                     12,712,466
                   Certificates of Participation,
                   Correctional Facilities Project,
                   6.50%, 09/01/2013,
                   Prerefunded 09/01/2000 @102
  1,840,000        California State Public Works                       2,001,258
                   Board Lease Revenue, Regents of
                   the University of California
                   Series A, 7.00%, 09/01/2015,
                   Prerefunded 09/01/2000 @102
  3,450,000        Los Angeles, California                             3,744,768
                   Wastewater System Revenue Series
                   D, MBIA, 6.70%, 12/01/2021,
                   Prerefunded 12/01/2000 @102
  1,585,000        Santa Ana Community Redevelopment                   1,713,813
                   Agency, California Series A,
                   6.50%, 12/15/2015,
                   Prerefunded 12/15/2000 @102
  1,000,000        Los Angeles County Transportation                   1,098,790
                   Commission, California Sales Tax
                   Revenue Series A,
                   6.75%, 07/01/2020,
                   Prerefunded 07/01/2001 @102
  1,865,000        Colton Redevelopment Agency,                        2,068,173
                   California, Cooley Ranch

                   Redevelopment Project No. 4,
                   7.60%, 08/15/2016,
                   Prerefunded 08/15/2001 @100
     55,000        Denver City & County, Colorado                         64,385
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012,
                   Prerefunded 11/15/2001 @102
  1,605,000        Burbank Redevelopment Agency,                       1,832,493
                   California, 9.25%, 12/01/2005,
                   Prerefunded 12/01/2004 @100
  1,520,000        Corona, California Certificates                     1,893,677
                   of Participation, 8.00%, 03/01/2015,
                   Prerefunded 03/01/2006 @100
  1,000,000        Pittsburg Redevelopment Agency,             $       1,495,870
                   California Residential Mortgage
                   Revenue, 9.60%, 06/01/2016,
                   Escrowed to Maturity
                                                               -----------------


Total Prerefunded/Escrowed
(Cost $106,527,890)                                                  108,204,006
                                                               -----------------
--------------------------------------------------------------------------------
INSURED:                                                                  34.09%
--------------------------------------------------------------------------------
  1,000,000        San Francisco City & County,                        1,007,190
                   California, FGIC,
                   7.25%, 06/15/1998
  5,095,000        Industry Urban Development                          5,140,193
                   Agency, California, MBIA,
                   4.50%, 05/01/1999
  1,035,000        East Bay Municipal Utility                          1,062,345
                   District, California Water System
                   Revenue, FGIC, 6.00%, 06/01/1999
  1,390,000        University of Puerto Rico Revenue                   1,426,404
                   Series N, MBIA, 6.00%, 06/01/1999
  1,800,000        East Bay Municipal Utility                          1,847,556
                   District, California Water System
                   Revenue, FGIC, 6.00%, 06/01/1999
  1,030,000        Southern California Public Power                    1,040,496
                   Authority, Power Project Revenue,
                   Palo Verde Project Series A, FSA,

                   4.50%, 07/01/1999
  2,740,000        Orange County Municipal Water                       2,784,443
                   District, California Certificates
                   of Participation, Allen McColloch
                   Pipeline, MBIA, 5.00%, 07/01/1999
  3,530,000        Northern California Power Agency,                   3,587,256
                   Geothermal Project No. 3 Series B,
                   AMBAC, 5.00%, 07/01/1999
  2,475,000        Santa Clara Unified School                          2,582,960
                   District, California, FGIC,
                   7.00%, 08/01/1999
  2,515,000        Vallejo Unified School District,                    2,644,095
                   California, FGIC, 7.60%, 08/01/1999
  1,965,000        Los Angeles Convention &                            2,041,478
                   Exhibition Center Authority,
                   California Certificates of
                   Participation, AMBAC,
                   6.60%, 08/15/1999
  1,535,000        University of California Revenue                    1,667,117
                   Series C, AMBAC, 10.00%, 09/01/1999
  4,285,000        Modesto Irrigation District                         4,337,491
                   Financing Authority, California
                   Series A, MBIA, 4.50%, 10/01/1999
  2,695,000        Riverside, California                               2,739,953
                   Certificates of Participation,
                   1997 Lease Refunding Project,
                   MBIA, 4.75%, 11/01/1999

16  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  1,085,000        Los Angeles County Board of                 $       1,102,783
                   Education, California
                   Certificates of Participation,
                   Local Educational Agencies,
                   Pooled Capital Projects Series A,
                   MBIA, 4.75%, 03/01/2000
  2,885,000        California Health Facilities                        2,937,045
                   Financing Authority, Catholic
                   Healthcare West Series A, MBIA,
                   4.75%, 07/01/2000
  1,000,000        Sacramento Municipal Utility                        1,024,440
                   District, California Series L,
                   AMBAC, 5.00%, 07/01/2000
  1,695,000        Orange County, California Airport                   1,739,935
                   Revenue, MBIA, AMT,
                   5.25%, 07/01/2000
  1,000,000        Los Angeles County Metropolitan                     1,035,080
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series A, MBIA,
                   5.50%, 07/01/2000
  2,530,000        Northern California Power Agency,                   2,618,752
                   Geothermal Project No. 3 Series B,

                   AMBAC, 5.50%, 07/01/2000
  3,015,000        Riverside, California                               3,080,878
                   Certificates of Participation,
                   1997 Lease Refunding Project,
                   MBIA, 4.75%, 11/01/2000
  1,575,000        Las Virgenes Municipal Water                        1,759,291
                   District, California Certificates
                   of Participation, MBIA,
                   8.75%, 11/01/2000
  2,780,000        Castaic Lake Water Agency,                          2,929,981
                   California Certificates of
                   Participation, Water Systems
                   Improvement Project Series A,
                   MBIA, 5.75%, 08/01/2001
  1,000,000        California Health Facilities                        1,029,920
                   Financing Authority, Stanford
                   Health Care Series B, AMBAC,
                   5.00%, 11/15/2001
  1,000,000        California Health Facilities                        1,035,600
                   Financing Authority, Sutter
                   Health Series C, FSA,
                   5.00%, 08/15/2002
  5,025,000        San Diego County, California                        5,308,661
                   Certificates of Participation,
                   AMBAC, 5.25%, 09/01/2005
  1,390,000        South Orange County Public                          1,638,490
                   Finance Authority, California
                   Special Tax Revenue Series A,
                   MBIA, 7.00%, 09/01/2006
  1,590,000        San Diego County Regional                           1,660,214
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series A, FGIC, 5.00%, 04/01/2007
  1,200,000        San Francisco City & County                 $       1,290,384
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 12A, FGIC, AMT,
                   5.625%, 05/01/2007
  4,765,000        California State, AMBAC,                            5,060,621
                   5.20%, 06/01/2007

  4,520,000        South Orange County Public                          5,535,102
                   Finance Authority, California
                   Special Tax Revenue, Foothill
                   Area Series C, FGIC,
                   7.50%, 08/15/2007
  1,435,000        Riverside, California                               1,545,595
                   Certificates of Participation,
                   1997 Lease Refunding Project,
                   MBIA, 5.50%, 11/01/2007
  2,910,000        Contra Costa Transportation                         3,268,163
                   Authority, California Sales Tax
                   Revenue Series A, FGIC,
                   6.00%, 03/01/2008
  2,360,000        San Diego County Regional                           2,510,969
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series A, FGIC,
                   5.25%, 04/01/2008
  3,885,000        Long Beach, California Harbor                       4,267,906
                   Revenue, MBIA, AMT,
                   6.00%, 05/15/2008
  2,815,000        Riverside, California Sewer                         3,396,157
                   Revenue, FGIC, 7.00%, 08/01/2008
  1,510,000        Castaic Lake Water Agency,                          1,845,658
                   California Certificates of
                   Participation, Water Systems
                   Improvement Project Series A,
                   MBIA, 7.25%, 08/01/2008
  4,930,000        Contra Costa Transportation                         5,530,178
                   Authority, California Sales Tax
                   Revenue Series A, FGIC,
                   6.00%, 03/01/2009
  2,825,000        San Francisco City & County                         2,994,754
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 12A, FGIC, AMT,
                   5.625%, 05/01/2009
  1,475,000        Los Angeles Department of                           1,565,373
                   Airports, California Airport
                   Revenue Series A, FGIC,
                   5.50%, 05/15/2009
  1,405,000        Riverside County Transportation                     1,579,023
                   Commission, California Sales Tax
                   Revenue Series A, FGIC,
                   6.00%, 06/01/2009
  1,000,000        Redding Joint Powers Financing                      1,145,520
                   Authority, California Electric
                   System Revenue Series A, MBIA,
                   6.25%, 06/01/2009



                          Schedule of Investments--Municipal Bond Portfolios  17

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  2,735,000        Northern California Power Agency,           $       3,028,001
                   Geothermal Project No. 3 Series A,
                   AMBAC, 5.80%, 07/01/2009
  1,100,000        South Orange County Public                          1,422,399
                   Finance Authority, California
                   Special Tax Revenue, Foothill
                   Area Series C, FGIC,
                   8.00%, 08/15/2009
  2,000,000        Los Angeles, California Wastewater                  2,091,620
                   System Revenue Series D,
                   FGIC, 5.375%, 11/01/2009
  2,365,000        San Francisco City & County                         2,458,276
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 10A, MBIA, AMT,
                   5.35%, 05/01/2010
    600,000        Los Angeles Department of                             643,842
                   Airports, California Airport
                   Revenue, FGIC, AMT,
                   5.80%, 05/15/2010
  1,000,000        Long Beach, California Harbor                       1,112,140
                   Revenue Series A, FGIC, AMT,
                   6.00%, 05/15/2010
  1,320,000        East Bay Municipal Utility                          1,343,760
                   District, California Water System
                   Revenue, MBIA, 5.00%, 06/01/2010
  3,000,000        Riverside, California Sewer                         3,106,020
                   Revenue, FGIC, 5.00%, 08/01/2010
  1,175,000        San Jose Redevelopment Agency,                      1,326,011
                   California Tax Allocation Merged
                   Area Redevelopment Project, MBIA,
                   6.00%, 08/01/2010
  1,000,000        Castaic Lake Water Agency,                          1,231,160
                   California Certificates of
                   Participation, Water Systems
                   Improvement Project Series A,
                   MBIA, 7.25%, 08/01/2010
  1,000,000        Los Angeles Convention &                            1,128,830
                   Exhibition Center Authority,
                   California Lease Revenue, MBIA,
                   6.00%, 08/15/2010
  1,375,000        Sacramento County, California                       1,403,738
                   Certificates of Participation,
                   Public Facilities Project, MBIA,
                   5.00%, 02/01/2011
  1,000,000        Kern High School District,                          1,152,750
                   California Series A, MBIA,
                   6.30%, 02/01/2011
  4,835,000        Orange County Local Transportation                  5,180,799
                   Authority, California Sales Tax Revenue
                   Series A, MBIA, 5.50%, 02/15/2011

                   (Note E, p. 21)
  4,665,000        Oakland, State Building Authority,                  4,931,791
                   California Lease Revenue,
                   Elihu M. Harris Project Series A,
                   AMBAC, 5.50%, 04/01/2011
  2,785,000        Long Beach, California Harbor               $       3,101,571
                   Revenue Series A, FGIC, AMT,
                   6.00%, 05/15/2011
  1,000,000        University of California Revenue                    1,012,300
                   Series C, AMBAC, 5.00%, 09/01/2011
  2,145,000        San Francisco City & County Airport                 2,229,191
                   Commission, California International
                   Airport Revenue Second Series 10A,
                   MBIA, AMT, 5.45%, 05/01/2012
  1,000,000        Los Angeles County Metropolitan                     1,027,130
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series B, AMBAC,
                   5.30%, 07/01/2012
  1,155,000        Puerto Rico Highway &                               1,241,348
                   Transportation Authority Series A,
                   AMBAC, 5.50%, 07/01/2012
  1,000,000        Los Angeles Convention &                            1,007,560
                   Exhibition Center Authority,
                   California Lease Revenue, MBIA,
                   5.125%, 08/15/2013
  1,000,000        University of California Revenue                    1,003,020
                   Series C, AMBAC,
                   5.00%, 09/01/2013
  1,340,000        Los Angeles Unified School                          1,500,465
                   District, California Series A,
                   FGIC, 6.00%, 07/01/2014
  1,000,000        Puerto Rico Highway &                               1,151,140
                   Transportation Authority Series Z,
                   MBIA, 6.25%, 07/01/2014
  1,195,000        Culver City Redevelopment Finance                   1,275,686
                   Authority, California Tax Allocation,
                   AMBAC, 5.50%, 11/01/2014
  1,725,000        Long Beach, California Water                        1,882,751
                   Revenue Series A, MBIA,
                   5.75%, 05/01/2015

  1,565,000        Puerto Rico Highway &                               1,669,558
                   Transportation Authority Series W,
                   MBIA, 5.50%, 07/01/2015
  1,000,000        San Jose Redevelopment Agency,                      1,121,120
                   California Tax Allocation Merged
                   Area Redevelopment Project, MBIA,
                   6.00%, 08/01/2015
  1,000,000        California Special Districts                        1,055,040
                   Association Finance Corporation,
                   Certificates of Participation,
                   Series Z, FSA, 5.50%, 08/01/2017
  1,000,000        Los Angeles Convention &                            1,013,580
                   Exhibition Center Authority,
                   California Lease Revenue Series A,
                   MBIA, 5.375%, 08/15/2018
  1,660,000        Fresno, California Sewer Revenue                    1,703,060
                   Series A-1, AMBAC,
                   5.25%, 09/01/2019

18  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  2,630,000        California State Public Works Board         $       2,595,573
                   Lease Revenue, Department of
                   Corrections, State Prison Series A,
                   AMBAC, 5.00%, 12/01/2019
                                                               -----------------

Total Insured (Cost $155,243,668)                                    161,496,680
                                                               -----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            24.87%
--------------------------------------------------------------------------------
State General Obligations: 7.46%
  1,295,000        California State,                                   1,342,591
                   7.00%, 06/01/1999
  1,000,000        Puerto Rico Commonwealth,                           1,022,240
                   5.50%, 07/01/1999
  3,335,000        California State,                                   3,677,338
                   9.00%, 06/01/2000
 16,310,000        California State,                                  16,736,343
                   5.00%, 10/01/2000
  1,000,000        California State,                                   1,077,230
                   6.70%, 04/01/2001
  1,300,000        District of Columbia Series A,                      1,364,753
                   5.90%, 06/01/2002
  1,020,000        California State, Veterans                          1,040,400
                   Series AW, AMT,
                   7.25%, 04/01/2003
  2,500,000        California State,                                   2,801,975
                   6.20%, 09/01/2005
  5,560,000        California State,                                   6,270,068
                   6.00%, 10/01/2009
                                                               -----------------


Total State General Obligations
(Cost $34,809,822)                                                    35,332,938
                                                               -----------------

Local General Obligations: 2.41%
  1,045,000        East Bay Regional Park District,                    1,117,147
                   California Series B,
                   8.75%, 09/01/1999
  2,235,000        Los Angeles County Public Works                     2,312,443
                   Authority, California Capital
                   Construction Series A,
                   5.10%, 03/01/2007
  1,000,000        East Bay Municipal Utility District,                1,043,660
                   California Special District No. 1
                   Series E, 5.45%, 04/01/2010
  3,110,000        Los Angeles County Public Works                     3,144,241
                   Authority, California Capital
                   Construction, 5.00%, 03/01/2011
  1,000,000        Kern High School District,                          1,232,240
                   California, 7.10%, 08/01/2011
  2,480,000        Los Angeles, California Series A,                   2,564,419
                   5.25%, 09/01/2011
                                                               -----------------

Total Local General Obligations
(Cost $10,755,405)                                                    11,414,150
                                                               -----------------

Tax Lease: 8.77%
  4,040,000        Los Angeles Municipal Improvement                   4,061,776
                   Corp., California Certificates of
                   Participation, 4.50%, 12/01/1998
  1,065,000        California State Public Works               $       1,076,939
                   Board Lease Revenue,
                   Community Colleges Series A,
                   5.00%, 04/01/1999
  1,215,000        San Diego County Unified School                     1,224,878
                   District, California Certificates
                   of Participation, Project Phase XII
                   Series B, 4.50%, 07/01/1999
  1,130,000        Cupertino, California                               1,147,379

                   Certificates of Participation
                   Series A, 4.875%, 01/01/2000
 11,175,000        California State Public Works                      11,396,265
                   Board Lease Revenue,
                   Department of Corrections Series C,
                   4.75%, 09/01/2000
  5,340,000        California State Public Works                       5,484,714
                   Board Lease Revenue, Community
                   Colleges Series A, 5.00%, 04/01/2001
  1,595,000        Ukiah Unified School District,                      1,646,263
                   California Certificates of Participation,
                   5.60%, 09/01/2001
  2,980,000        Puerto Rico Urban Renewal & Housing                 3,191,223
                   Corp., 7.875%, 10/01/2004
  1,000,000        Los Angeles State Building                          1,060,800
                   Authority, California Lease
                   Revenue, 5.50%, 05/01/2007
  2,520,000        San Francisco State Building Authority,             2,607,116
                   California Lease Revenue Series A,
                   5.125%, 10/01/2007
  1,010,000        Gilroy Unified School District,                     1,075,145
                   California Certificates of
                   Participation, 5.85%, 07/01/2008
    725,000        San Francisco City & County                           743,212
                   Parking Authority, California,
                   7.50%, 12/01/2008
  2,590,000        Taft Public Financing Authority,                    2,765,861
                   California Lease Revenue,
                   Community Correctional Facility
                   Project A, 5.95%, 01/01/2011
  2,000,000        Capistrano Unified School                           2,008,220
                   District, California Certificates
                   of Participation, 5.20%, 02/01/2018
  2,000,000        Sacramento City Finance Authority,                  2,082,540
                   California Lease Revenue Series B,
                   5.40%, 11/01/2020
                                                               -----------------

Total Tax Lease (Cost $40,505,530)                                    41,572,331
                                                               -----------------

Special Tax: 6.23%
  2,005,000        Puerto Rico Highway & Transit                       2,010,674
                   Authority, 5.00%, 07/01/1998
  3,240,000        Orange County, Local                                3,300,458
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series A, 5.00%, 02/15/2000
                   (Note E, p. 21)



                          Schedule of Investments--Municipal Bond Portfolios  19

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  1,000,000        Los Angeles County Metropolitan             $       1,020,800
                   Transportation Authority,
                   California Series A,
                   4.90%, 07/01/2000

  5,810,000        Los Angeles County Public Works                     5,964,662
                   Financing Authority, California,
                   Regional Park & Open Space
                   District Series A,
                   5.00%, 10/01/2000
  7,450,000        Los Angeles Community                               7,590,284
                   Redevelopment Agency, California
                   Central Business District I,
                   5.00%, 11/15/2000
  1,300,000        Los Angeles County Transportation                   1,476,111
                   Commission, California Series A,
                   6.40%, 07/01/2006
  1,955,000        Pomona Public Financing                             2,032,926
                   Authority, California Revenue,
                   Southwest Pomona Redevelopment,
                   5.50%, 02/01/2008
  5,705,000        Los Angeles County Public Works                     6,101,555
                   Financing Authority, California,
                   Regional Park & Open Space
                   District Series A,
                   5.50%, 10/01/2009
                                                               -----------------

Total Special Tax (Cost $28,870,384)                                  29,497,470
                                                               -----------------

Total Tax Supported (Cost $114,941,141)                              117,816,889
                                                               -----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  10.84%
--------------------------------------------------------------------------------

Airport Revenue: 0.29%
    500,000        Denver City & County, Colorado                        555,980
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005
    145,000        Denver City & County, Colorado                        168,042
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
    500,000        Denver City & County, Colorado                        630,820
                   Airport Revenue Series D, AMT,
                   7.75%, 11/15/2013
                                                               -----------------

Total Airport Revenue (Cost $1,148,972)                                1,354,842
                                                               -----------------


Electric Revenue: 0.90%
  1,250,000        Los Angeles Department of Water &                   1,357,412
                   Power, California, Electric Plant
                   Revenue Second Issue,
                   9.00%, 12/15/1999
  1,000,000        Los Angeles Department of Water &                   1,153,100

                   Power, California, Electric Plant
                   Revenue Second Issue,
                   8.00%, 08/15/2002
  1,615,000        Los Angeles Department of Water &                   1,767,682
                   Power, California, Electric Plant
                   Revenue, 7.10%, 01/15/2031
                                                               -----------------

Total Electric Revenue (Cost $4,181,767)                               4,278,194
                                                               -----------------
Higher Education Revenue: 1.18%

  1,000,000        University of California,                   $       1,015,410
                   Research Facilities Revenue
                   Series B, 7.50%, 09/01/1998
    685,000        California Educational Facilities                   726,264
                   Authority, University of Southern
                   California Series B,
                   7.85%, 10/01/1999
  1,035,000        California Educational Facilities                   1,061,569
                   Authority, Stanford University
                   Series M, 5.25%, 12/01/1999
  2,540,000        California Educational Facilities                   2,768,346
                   Authority, University of Southern
                   California Series A,
                   5.50%, 10/01/2008
                                                               -----------------
Total Higher Education Revenue
(Cost $5,294,980)                                                      5,571,589
                                                               -----------------


Water/Sewer Revenue: 5.29%
  2,175,000        Metropolitan Water District of                      2,206,081
                   Southern California Waterworks
                   Revenue, 4.85%, 07/01/1999
  2,455,000        Los Angeles Department of Water &                   2,702,611
                   Power, California, Waterworks
                   Revenue Second Issue,
                   9.00%, 05/15/2000
  1,000,000        Metropolitan Water District of                      1,065,250
                   Southern California Series A,

                   7.00%, 07/01/2000
  1,050,000        California State Department of                      1,170,025
                   Water Resources Series M,
                   8.50%, 12/01/2000
  2,500,000        Metropolitan Water District of                      2,651,300
                   Southern California Series A,
                   5.50%, 07/01/2008
  2,420,000        Los Angeles County Sanitation                       2,532,796
                   District Financing Authority,
                   California Series A,
                   5.25%, 10/01/2008
  2,700,000        California State Department of                      2,936,007
                   Water Resources, Central Valley
                   Project, Water System Revenue
                   Series T, 5.50%, 12/01/2008
  1,000,000        Orange County Water District,                       1,051,810
                   California Certificates of
                   Participation Series A,
                   5.50%, 08/15/2010
  2,460,000        San Francisco City & County                         2,477,983
                   Public Utilities Commission,
                   California, Waterworks Revenue
                   Series A, 5.00%, 11/01/2012
  2,285,000        California State Department of                      2,255,821
                   Water Resources, Water System
                   Revenue Series O,
                   5.00%, 12/01/2015


20  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

------------------------------------------------------------------------------
Principal                                                             Market
Amount                       Description                              Value
------------------------------------------------------------------------------

 3,660,000    Metropolitan Water District of Southern California  $  4,013,117
              Series A, 5.75%, 07/01/2021
                                                                  ------------

Total Water/Sewer Revenue (Cost $23,258,401)                        25,062,801
                                                                  ------------

Miscellaneous Revenue: 2.77%

 2,335,000    Long Beach, California Harbor Revenue Series A,        2,384,198
              AMT, 5.00%, 05/15/2000

 1,235,000    Western Placer Waste Management Authority,             1,275,471
              California Revenue, AMT, 6.25%, 07/01/2000

 2,450,000    Long Beach, California Harbor Revenue Series A,        2,513,773
              AMT, 5.00%, 05/15/2001

 6,485,000    Los Angeles, California Harbor Department Revenue      6,965,474
              Series B, AMT, 5.75%, 08/01/2009
                                                                  ------------

Total Miscellaneous Revenue (Cost $12,820,265)                      13,138,916
                                                                  ------------

Industrial Development/Pollution Control Revenue: 0.41%

   650,000    Missouri State Environmental Improvement &               664,352
              Energy Resource Authority, Chrysler Corporation
              Project, 5.70%, 10/01/1999

 1,260,000    Schuylkill County Industrial Development Authority,    1,297,624
              Pennsylvania, Energy Reserves, AMT, 6.50%,
              01/01/2010
                                                                  ------------

Total Industrial Development/Pollution Control Revenue
(Cost $1,856,309)                                                    1,961,976
                                                                  ------------

Total Revenue (Cost $48,560,694)                                    51,368,318
                                                                  ------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------

Total Investments (Cost $460,791,839)                100.13%      $474,368,344
(Note F, below)
Cash and Other Assets, Less Liabilities               (0.13)          (594,833)
                                                     -------      -------------
Net Assets (Equivalent to $13.96 per share based
on 33,931,670 shares of capital stock outstanding)   100.00%      $473,773,511
                                                     =======      =============

------------------------------------------------------------------------------
(A) Explanation of abbreviations:

    Insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    MBIA--Municipal Bond Investors Assurance Corporation

    Other Abbreviations:
    AMT--Subject to Alternative Minimum Tax

(B) $1,800,000 principal amount segregated as collateral for when-issued securities

(C) $7,950,000 principal amount segregated as collateral for when-issued securities

(D) $1,300,000 principal amount segregated as collateral for when-issued securities

(E) When-issued security

(F) At March 31, 1998, the cost basis of investment securities owned was substantially indentical for both book and tax.

See Notes to Financial Statements.




                          Schedule of Investments--Municipal Bond Portfolios  21

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein New York Municipal Portfolio
                          March 31, 1998 (Unaudited)




--------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     3.57%
--------------------------------------------------------------------------------
  3,500,000        Babylon, New York Industrial                      $ 3,500,000
                   Development Agency, Resource
                   Recovery Revenue, Daily Floater,
                   Putable Daily, AMT, 3.75%, 12/01/2004
  7,240,000        New York State Job Development                      7,240,000
                   Authority, State Guaranteed
                   Series A-1, Daily Floater,
                   Putable Daily, AMT, 3.80%, 03/01/2005
  9,065,000        New York State Job Development                      9,065,000
                   Authority, State Guaranteed
                   Series B-1, Daily Floater,
                   Putable Daily, AMT, 3.80%, 03/01/2005
  2,700,000        New York State Energy Research &                    2,700,000
                   Development Authority, Pollution
                   Control Revenue, Niagara Mohawk
                   Power Series A, Daily Floater,
                   Putable Daily, AMT, 3.95%, 07/01/2015
  2,500,000        New York State Energy Research &                    2,500,000
                   Development Authority, Pollution
                   Control Revenue, Niagara Mohawk
                   Power, Daily Floater, Putable
                   Daily, AMT, 4.00%, 12/01/2023
  1,900,000        New York State Energy Research &                    1,900,000
                   Development Authority, Pollution
                   Control Revenue, New York State
                   Electric & Gas Series C, Daily
                   Floater, Putable Daily,
                   3.65%, 06/01/2029
                                                               -----------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $26,905,000)                                                    26,905,000
                                                               -----------------

--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.92%
--------------------------------------------------------------------------------
  7,139,370        3.375%, 01/15/2007                                  6,925,196

                                                               -----------------

Total U.S. Treasury Inflation Protection Security
(Cost $6,948,102)                                                      6,925,196
                                                               -----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     27.24%
--------------------------------------------------------------------------------
    825,000        MAC New York Series 64,                               831,171
                   6.75%, 07/01/1998,
                   Escrowed to Maturity
    220,000        New York State Dormitory                              226,402
                   Authority, City University Series D,
                   7.50%, 07/01/2000,
                   Prerefunded 07/01/1998 @102
    525,000        New York State Medical Care                 $         529,310
                   Facilities Finance Authority, Brookdale
                   Medical Center Secured Hospital
                   Program Series A, 5.95%, 08/15/1998,
                   Escrowed to Maturity
  3,440,000        Albany Parking Authority, New York,                 3,503,709
                   6.875%, 11/01/2016,
                   Prerefunded 11/01/1998 @100
    330,000        Nassau County, New York Series L,                     335,267
                   FGIC, 6.30%, 11/15/1998,
                   Escrowed to Maturity
 10,185,000        Battery Park City Authority, New York              10,477,717
                   Revenue, 6.50%, 05/01/2020,
                   Prerefunded 05/01/1999 @100
  3,235,000        Battery Park City Authority, New York               3,430,750
                   Revenue, 7.70%, 05/01/2015,
                   Prerefunded 05/01/1999 @102
  6,415,000        New York State Dormitory Authority,                 6,623,167
                   State University Series A,
                   6.75%, 05/15/2018,
                   Prerefunded 05/15/1999 @100
  4,315,000        New York State Dormitory Authority,                 4,555,345
                   State University Series A,
                   7.125%, 05/15/2017,
                   Prerefunded 05/15/1999 @102
  1,000,000        Suffolk County Water Authority,                     1,057,080
                   New York, 7.125%, 06/01/2015,
                   Prerefunded 06/01/1999 @102
  1,000,000        New York City Series B,                             1,047,760
                   8.00%, 06/01/1999,
                   Escrowed to Maturity
  2,625,000        New York City Municipal Water                       2,773,076
                   Finance Authority Series A,
                   7.375%, 06/15/2009,

                   Prerefunded 06/15/1999 @101.50
  3,425,000        New York City Municipal Water                       3,618,205
                   Finance Authority Series A,
                   7.375%, 06/15/2009,
                   Prerefunded 06/15/1999 @101.50
  3,095,000        MAC New York Series 67,                             3,221,462
                   7.20%, 07/01/1999,
                   Escrowed to Maturity
  1,000,000        Albany County, New York,                            1,045,320
                   7.00%, 10/01/1999,
                   Escrowed to Maturity
  1,000,000        Nassau County, New York Series H,                   1,049,390
                   AMBAC, 7.20%, 10/15/1999,
                   Escrowed to Maturity
  1,400,000        Nassau County, New York Series J,                   1,471,218
                   FGIC, 7.30%, 10/15/1999,
                   Escrowed to Maturity
  1,000,000        Triborough Bridge & Tunnel                          1,034,150
                   Authority, New York Toll Revenue
                   Series R, 6.00%, 01/01/2020,
                   Prerefunded 01/01/2000 @100


*See Note 1, page 28 in Notes to Financial Statements.


22  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  2,000,000        New York State Urban Development          $         2,139,040
                   Corp., Correctional Facilities
                   Series G, 7.00%, 01/01/2017,
                   Prerefunded 01/01/2000 @102
  6,700,000        New York State Medical Care                         7,242,097
                   Facilities Finance Agency Series B,
                   7.45%, 02/15/2029,
                   Prerefunded 02/15/2000 @102
  6,195,000        New York City Series A,                             6,660,926
                   7.25%, 03/15/2020,
                   Prerefunded 03/15/2000 @101.50
  3,765,000        New York City Series A,                             4,083,180
                   7.75%, 03/15/2004,
                   Prerefunded 03/15/2000 @101.50
  1,195,000        New York State Dormitory                            1,296,252
                   Authority, State University
                   Series B, 7.25%, 05/15/2015,
                   Prerefunded 05/15/2000 @102

  2,375,000        New York State Dormitory                            2,594,141
                   Authority, State University
                   Series A, 7.625%, 05/15/2005,
                   Prerefunded 05/15/2000 @102
 18,275,000        New York State Dormitory                           19,988,647
                   Authority, State University
                   Series A, 7.70%, 05/15/2012,
                   Prerefunded 05/15/2000 @102
  5,000,000        New York City Municipal Water                       5,407,250
                   Finance Authority, Water & Sewer
                   Systems Revenue Series A,
                   7.25%, 06/15/2015,
                   Prerefunded 06/15/2000 @101.50
  3,450,000        New York State Dormitory Authority,                 3,778,716
                   City University Systems Series A,
                   7.625%, 07/01/2020,
                   Prerefunded 07/01/2000 @102
    420,000        New York State Dormitory                              456,485
                   Authority, City University Systems
                   Series A, 7.875%, 07/01/2002,
                   Prerefunded 07/01/2000 @100.50
  1,000,000        MTA, New York Commuter Facilities                   1,096,020
                   Service Contract Series 4,
                   7.875%, 07/01/2017,
                   Prerefunded 07/01/2000 @101.50
  2,250,000        MTA, New York Transit Facilities                    2,466,045
                   Service Contract Series 4,
                   7.875%, 07/01/2017,
                   Prerefunded 07/01/2000 @101.50
  3,950,000        New York State Dormitory Authority,                 4,347,330
                   City University Systems Series F,
                   7.875%, 07/01/2017,
                   Prerefunded 07/01/2000 @102
 10,040,000        New York State Dormitory                           11,049,924
                   Authority, City University
                   Systems Series F,
                   7.875%, 07/01/2007,
                   Prerefunded 07/01/2000 @102
  1,000,000        New York State Medical Care                 $       1,051,340
                   Facilities Finance Authority,
                   Brookdale Medical Center Secured
                   Hospital Program Series A,
                   6.35%, 08/15/2000,
                   Escrowed to Maturity
  3,045,000        New York State Housing Finance                      3,367,648
                   Agency, Service Contract
                   Obligation Revenue Series A,
                   7.80%, 09/15/2020,
                   Prerefunded 09/15/2000 @102
  3,500,000        Virgin Islands Public Finance Authority             3,803,555
                   Series B, 7.25%, 10/01/2007,
                   Prerefunded 10/01/2000 @101
  2,000,000        New York State Medical Care                         2,191,420
                   Facilities Finance Authority,

                   Mental Health Services Series A,
                   8.00%, 11/01/2000,
                   Escrowed to Maturity
 10,000,000        New York State Thruway Authority                   10,487,700
                   Service Contract,
                   6.00%, 01/01/2011,
                   Prerefunded 01/01/2001 @100
  5,065,000        New York State Urban Development                    5,377,054
                   Corp., Correctional Facilities
                   Series 2, 6.50%, 01/01/2021,
                   Prerefunded 01/01/2001 @100
  1,360,000        Triborough Bridge & Tunnel Authority                1,479,517
                   Series S, 7.00%, 01/01/2021,
                   Prerefunded 01/01/2001 @101.50
  1,680,000        Triborough Bridge & Tunnel                          1,827,638
                   Authority, New York Toll Revenue
                   Series S, 7.00%, 01/01/2011,
                   Prerefunded 01/01/2001 @101.50
    230,000        New York State Power Authority                        244,127
                   Series C, 9.50%, 01/01/2001,
                   Escrowed to Maturity
  1,000,000        New York State Local Government                     1,098,650
                   Assistance Corp. Series C,
                   7.00%, 04/01/2021,
                   Prerefunded 04/01/2001 @102
  4,595,000        New York State Local Government                     5,080,324
                   Assistance Corp. Series A,
                   7.25%, 04/01/2018,
                   Prerefunded 04/01/2001 @102
  9,310,000        New York State Local Government                    10,293,322
                   Assistance Corp. Series B,
                   7.25%, 04/01/2006,
                   Prerefunded 04/01/2001 @102
  3,110,000        New York State Local Government                     3,460,186
                   Assistance Corp. Series B,
                   7.50%, 04/01/2020,
                   Prerefunded 04/01/2001 @102
  2,050,000        New York City Series B,                             2,251,474
                   7.00%, 06/01/2015,
                   Prerefunded 06/01/2001 @101.50



                          Schedule of Investments--Municipal Bond Portfolios  23

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  9,185,000        New York City Municipal Water                     $ 9,987,861

                   Finance Authority Series A,
                   6.75%, 06/15/2017,
                   Prerefunded 06/15/2001 @101
  1,000,000        New York City Series A,                             1,126,700
                   7.75%, 08/15/2015,
                   Prerefunded 08/15/2001 @101.50
  1,925,000        Suffolk County, New York Series A,                  2,253,386
                   FGIC, 9.50%, 10/01/2001,
                   Escrowed to Maturity
  1,500,000        New York State Thruway Authority                    1,627,575
                   Service Contract, 6.25%, 04/01/2004,
                   Prerefunded 04/01/2002 @101
    825,000        New York State Power Authority,                       864,790
                   Series CC, 5.00%, 01/01/2009,
                   Prerefunded 01/01/2003 @103
  1,955,000        New York State Power Authority                      2,049,289
                   Series CC, 5.00%, 01/01/2014,
                   Prerefunded 01/01/2003 @102
  4,665,000        New York State Power Authority                      4,889,993
                   Series CC, 5.00%, 01/01/2009,
                   Prerefunded 01/01/2003 @102
  2,550,000        New York State Medical Care                         2,786,819
                   Facilities Finance Agency, Hospital &
                   Nursing Home Insured Mortgage, FHA,
                   6.35%, 02/15/2012,
                   Prerefunded 02/15/2003 @102
  2,220,000        New York State Power Authority                      2,566,942
                   Series W, 6.50%, 01/01/2008,
                   Escrowed to Maturity
  4,670,000        Niagara Falls Bridge Commission,                    5,390,207
                   New York Toll Revenue,
                   6.30%, 10/01/2012,
                   Escrowed to Maturity
                                                               -----------------

Total Prerefunded/Escrowed (Cost $201,978,677)                       204,994,069
                                                               -----------------
--------------------------------------------------------------------------------
INSURED:                                                                  25.82%
--------------------------------------------------------------------------------
  1,000,000        New York City Industrial                            1,011,310
                   Development Agency, USTA National
                   Tennis Center, FSA,
                   5.50%, 11/15/1998
  1,570,000        Brookhaven, New York, MBIA,                         1,590,049
                   5.70%, 11/15/1998
  1,000,000        Suffolk County, New York Series A,                  1,016,000
                   AMBAC, 5.00%, 06/15/1999
  2,550,000        Suffolk County, New York Series D,                  2,590,978
                   FGIC, 4.875%, 08/01/1999
  4,420,000        Nassau County, New York Series W,                   4,471,670
                   FGIC, 4.50%, 09/01/1999
  7,130,000        Nassau County, New York Series T,                   7,274,097

                   FGIC, 5.125%, 09/01/1999
  1,380,000        Suffolk County, New York Series B,                  1,402,604
                   FGIC, 4.75%, 11/01/1999
  4,850,000        Nassau County, New York Series X,         $         4,950,104
                   AMBAC, 5.00%, 11/01/1999
  3,620,000        Nassau County, New York Series U,                   3,701,595
                   AMBAC, 5.125%, 11/01/1999
  5,035,000        New York City Trust Cultural                        5,126,335
                   Resource Revenue, Museum of
                   Modern Art Series 1, AMBAC,
                   5.00%, 01/01/2000
  3,385,000        New York State Dormitory                            3,429,445
                   Authority, Hospital Series A,
                   AMBAC, 4.75%, 02/15/2000
  5,325,000        New York City Health & Hospital                     5,405,834
                   Corp. Series A, Connie Lee,
                   4.875%, 02/15/2000
  1,000,000        New York State Thruway Authority,                   1,016,730
                   Highway & Bridge Trust Fund
                   Series A, AMBAC,
                   4.75%, 04/01/2000
  1,470,000        New York State Thruway Authority,                   1,528,962
                   Highway & Bridge Trust Fund
                   Series A, AMBAC,
                   6.00%, 04/01/2000
  2,255,000        Nassau County, New York Series Q,                   2,312,074
                   FGIC, 5.00%, 08/01/2000
  1,085,000        Erie County, New York Series B,                     1,119,481
                   FGIC, 5.25%, 08/15/2000
  1,335,000        Erie County, New York Series A,                     1,377,427
                   FGIC, 5.25%, 08/15/2000
  2,940,000        New York State Dormitory                            2,990,245
                   Authority, Columbia Presbyterian
                   FHA Hospital Series A, AMBAC,
                   4.75%, 02/15/2001
  1,460,000        New York State Dormitory                            1,484,041
                   Authority, Good Samaritan
                   Hospital, Asset Guarantee,
                   4.75%, 07/01/2001
  1,340,000        New York State Dormitory Authority,                 1,624,174
                   City University Series D, FGIC,
                   8.75%, 07/01/2003
  1,000,000        Niagara Frontier Authority, New                     1,065,570
                   York Airport Revenue, Greater
                   Buffalo International Airport,
                   AMBAC, AMT, 5.75%, 04/01/2004
  3,615,000        New York State Project Finance                      3,720,666
                   Agency, HUD Section 236-Series A,
                   FSA, 4.95%, 11/01/2006
  2,025,000        New York State Urban Development                    2,103,327
                   Corp., Correctional Facilities
                   Revenue, AMBAC,
                   5.00%, 01/01/2007
  4,285,000        Suffolk County, New York,                           4,725,712

                   Southwest Sewer District, MBIA,
                   6.00%, 02/01/2007
  1,810,000        New York State Local Government                     2,017,498
                   Assistance Corp. Series A, AMBAC,
                   6.00%, 04/01/2007

24  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  5,360,000        New York State Dormitory                          $ 5,719,656
                   Authority Series B, FGIC,
                   5.375%, 05/15/2007
  4,000,000        Westchester County Industrial                       4,264,920
                   Development Agency, New York
                   Resource Recovery Revenue Series A,
                   AMBAC, 5.60%, 07/01/2007
  1,000,000        MTA, New York Commuter Facilities                   1,115,540
                   Series A, MBIA,
                   6.00%, 07/01/2007
  1,500,000        New York State Dormitory                            1,674,510
                   Authority, Rochester Institute of
                   Technology, MBIA,
                   6.00%, 07/01/2007
  2,500,000        MTA, New York Transit Authority,                    2,788,850
                   Commuter Facilities Series C-1,
                   FGIC, 6.00%, 07/01/2007
  2,500,000        MTA, New York Commuter Facilities                   2,807,625
                   Series A, MBIA,
                   6.10%, 07/01/2007
  2,400,000        MTA, New York Transit Facilities                    2,731,344
                   Series K, MBIA,
                   6.30%, 07/01/2007
  2,880,000        Yonkers, New York Series C, AMBAC,                  2,972,995
                   5.00%, 08/01/2007
  1,265,000        New York State Urban Development                    1,357,611
                   Corp., Correctional Facilities
                   Series A, AMBAC,
                   5.50%, 01/01/2008
  1,345,000        Babylon, New York Series A, AMBAC,                  1,831,688
                   9.20%, 01/15/2008
  2,000,000        MTA, New York Dedicated Tax                         2,084,280
                   Series A, MBIA,
                   5.10%, 04/01/2008
  2,300,000        New York State Dormitory                            2,469,671
                   Authority, State University
                   Series A, AMBAC,
                   5.50%, 05/15/2008
  4,200,000        Suffolk County, New York,                           4,410,420

                   Waterworks Authority Revenue,
                   MBIA, 5.10%, 06/01/2008
  1,485,000        New York State Dormitory                            1,519,289
                   Authority, New York University
                   Series B, MBIA,
                   5.00%, 07/01/2008
  1,910,000        MTA, New York Transit Facilities                    2,102,432
                   Service Contract Series O, AMBAC,
                   5.75%, 07/01/2008
  4,575,000        New York State Series B AMBAC,                      4,915,426
                   5.625%, 08/15/2008
  2,800,000        New York State Thruway Authority                    3,012,324
                   General Revenue Series C, FGIC,
                   5.75%, 01/01/2009
  6,635,000        New York State Thruway Authority,                   6,910,021
                   Highway & Bridge Trust Fund
                   Series A, MBIA, 5.25%, 04/01/2009
  2,165,000        New York State Thruway Authority,           $       2,262,598
                   Highway & Bridge Trust Fund
                   Series B, MBIA, 5.30%, 04/01/2009
  4,055,000        New York State Dormitory Authority,                 4,384,266
                   State University Series A, FGIC,
                   5.50%, 05/15/2009
  1,175,000        New York City Municipal Water                       1,259,424
                   Finance Authority Series A, MBIA,
                   5.75%, 06/15/2009
  1,000,000        New York State Dormitory                            1,094,470
                   Authority, City University Series A,
                   AMBAC, 5.75%, 07/01/2009
  8,535,000        New York State Dormitory Authority,                 9,364,858
                   City University Second Series A, FSA,
                   5.75%, 07/01/2009
  1,125,000        Nassau County, New York Series A,                   1,249,425
                   AMBAC, 6.00%, 07/01/2009
  1,495,000        MTA, New York Commuter Facilities                   1,688,617
                   Revenue Series A, MBIA,
                   6.10%, 07/01/2009
  1,550,000        Babylon, New York Waste                             2,135,048
                   Facilities, FGIC,
                   9.00%, 08/01/2009
  1,000,000        Hempstead Town Industrial                           1,022,340
                   Development Agency, New York
                   American Ref-Fuel Co. Project, MBIA,
                   5.00%, 12/01/2009
  1,090,000        Nassau County, New York Series G,                   1,156,316
                   MBIA, 5.40%, 01/15/2010
  1,000,000        New York State Local Government                     1,037,030
                   Assistance Corp. Series A, AMBAC,
                   5.125%, 04/01/2010
  1,120,000        Nassau County, New York Series A,                   1,200,450
                   AMBAC, 5.50%, 07/01/2010
  1,000,000        New York State Dormitory Authority,                 1,115,940
                   State University Series A, AMBAC,
                   6.00%, 07/01/2010

  4,390,000        Port Authority of New York & New                    4,519,681
                   Jersey Revenue, MBIA, AMT,
                   5.25%, 09/01/2010
  7,350,000        New York State Thruway Authority,                   7,752,412
                   Highway & Bridge Trust Fund
                   Series A, FGIC, 5.50%, 04/01/2011
  3,940,000        MTA, New York Dedicated Tax                         4,483,484
                   Series A, MBIA, 6.25%, 04/01/2011
  3,415,000        New York State Dormitory Authority,                 3,431,221
                   State University Series A, MBIA,
                   5.00%, 07/01/2011
  1,000,000        Nassau County, New York Series A,                   1,118,610
                   AMBAC, 6.00%, 07/01/2011
  4,500,000        Babylon, New York Waste                             6,355,440
                   Facilities, FGIC, 9.00%, 08/01/2011
  2,725,000        New York City Educational                           2,839,368
                   Construction Fund, MBIA,
                   5.50%, 10/01/2011


                          Schedule of Investments--Municipal Bond Portfolios  25

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  1,000,000        Nassau County, New York Series A,         $         1,119,400
                   FGIC, 6.00%, 07/01/2012
  1,630,000        Islip, New York Resource Recovery                   1,752,022
                   Agency Revenue Series B, AMBAC,
                   AMT, 6.125%, 07/01/2012
  1,000,000        New York City Municipal Water                       1,113,820
                   Finance Authority Series A, AMBAC,
                   5.875%, 06/15/2013
  1,000,000        Nassau County, New York Series A,                   1,117,070
                   FGIC, 6.00%, 07/01/2013
  1,095,000        Clifton Park, New York Water                        1,084,083
                   Authority, FGIC,
                   5.00%, 10/01/2014
  1,050,000        New York State Medical Care                         1,140,006
                   Facilities Finance Authority,
                   Mental Health Services, MBIA,
                   6.15%, 02/15/2015
  1,985,000        New York State Dormitory                            2,233,601
                   Authority, State University
                   Series A, MBIA,
                   6.00%, 07/01/2017
  1,365,000        New York State Dormitory                            1,499,425
                   Authority, State University
                   Series A, MBIA,
                   5.75%, 07/01/2020
                                                               -----------------

Total Insured (Cost $187,288,631)                                    194,274,955
                                                               -----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            27.28%
--------------------------------------------------------------------------------
State General Obligations: 1.70%
  1,500,000        New York State,                                     1,555,500
                   6.20%, 11/01/1999
  1,355,000        New York State,                                     1,419,010
                   6.875%, 11/01/1999
  3,730,000        New York State,                                     3,963,983
                   7.80%, 11/15/1999
  4,640,000        New York State,                                     4,728,670
                   5.00%, 03/01/2000
  1,000,000        Puerto Rico Commonwealth,                           1,085,610
                   7.00%, 07/01/2001
                                                               -----------------
Total State General Obligations
(Cost $12,531,381)                                                    12,752,773
                                                               -----------------


Local General Obligations: 9.39%

  7,235,000        Westchester County, New York                        7,345,623
                   Series D, 4.625%, 11/15/1999
  2,000,000        New York City Series B,                             2,117,080
                   7.40%, 02/01/2000
  1,025,000        Monroe County, New York Series B,                   1,047,048
                   5.00%, 03/01/2000
  6,085,000        Monroe County, New York Series A,                   6,215,888
                   5.00%, 03/01/2000
  2,550,000        Monroe County, New York,                            2,586,516
                   4.60%, 06/01/2000
  9,000,000        New York City Series L,                             9,239,040
                   5.25%, 08/01/2000
  2,000,000        New York City Series D,                     $       2,055,060
                   7.875%, 08/01/2000
  1,050,000        Manhasset Union Free School                         1,140,258
                   District, New York,
                   7.30%, 01/01/2001
  3,005,000        New York City Series G,                             3,074,987
                   5.00%, 08/01/2001
    615,000        New York City Series C,                               662,552
                   6.30%, 08/01/2002
  1,180,000        New York City Series D,                             1,230,067
                   5.40%, 02/15/2003
  4,315,000        New York City Series B,                             4,816,489
                   7.50%, 02/01/2004
  1,000,000        Westchester County, New York,                       1,168,170
                   7.10%, 12/01/2004
  1,000,000        New York City Series C,                             1,056,750

                   5.60%, 02/01/2005
  1,310,000        New York City Series G,                             1,397,351
                   5.75%, 02/01/2006
  1,000,000        New York City Series I,                             1,101,290
                   6.25%, 04/15/2006
  1,300,000        Westchester County, New York                        1,524,497
                   Series A, 6.75%, 02/01/2007
  7,575,000        New York City Series F,                             7,957,765
                   5.50%, 08/01/2007
  5,355,000        New York City Series B,                             5,861,422
                   6.30%, 08/15/2008
  2,600,000        Onondaga County, New York,                          2,863,510
                   5.70%, 04/01/2009
  2,040,000        Onondaga County, New York,                          2,241,124
                   5.70%, 04/01/2010
  1,000,000        Orange County, New York,                            1,129,740
                   6.00%, 11/15/2010
  2,600,000        Onondaga County, New York,                          2,850,692
                   5.70%, 04/01/2011
                                                               -----------------
Total Local General Obligations
(Cost $67,675,089)                                                    70,682,919
                                                               -----------------

Tax Lease: 9.17%
  1,700,000        New York State Dormitory                            1,764,566
                   Authority, State University
                   Series B, 7.25%, 05/15/1999
  2,600,000        New York State Medical Care                         2,629,406
                   Facilities Finance Authority,
                   Mental Health Services Series F,
                   4.60%, 08/15/1999
  1,550,000        New York State Urban Development                    1,573,932
                   Corp., Correctional Facilities,
                   5.00%, 01/01/2000
  1,175,000        New York State Urban Development                    1,212,717
                   Corp., Project Center for
                   Industrial Innovation,
                   6.00%, 01/01/2000
  1,000,000        New York State Certificates of                      1,004,570
                   Participation, 4.375%, 02/01/2000

26  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
  3,055,000        New York State Thruway Authority          $         3,105,835

                   Service Contract Revenue,
                   5.20%, 04/01/2000
    525,000        New York State Energy Research &                      542,183
                   Development Authority, Western
                   New York Nuclear Service Center
                   Project, 6.00%, 04/01/2000
    635,000        New York State Dormitory                              652,723
                   Authority, City University Series D,
                   7.50%, 07/01/2000
  1,920,000        MTA, New York Transit Facilities                    1,976,890
                   Service Contract Series O,
                   5.25%, 07/01/2001
  3,505,000        MTA, New York Commuter Facilities                   3,608,853
                   Service Contract Series O,
                   5.25%, 07/01/2001
  2,665,000        New York State Dormitory                            2,722,084
                   Authority, Wyckoff Heights
                   Hospital Secured Hospital Program,
                   5.00%, 02/15/2002
  3,820,000        New York State Dormitory                            3,901,825
                   Authority, Jamaica Hospital
                   Secured Hospital Program,
                   5.00%, 02/15/2002
    720,000        New York State Medical Care                           777,154
                   Facilities Finance Authority,
                   Mental Health Services Series F,
                   6.20%, 02/15/2003
  2,000,000        New York State Thruway Authority                    2,150,400
                   Service Contract,
                   6.20%, 04/01/2003
  2,000,000        New York State Urban Development                    2,153,400
                   Corp., Correctional Facilities
                   Series 5, 6.00%, 01/01/2005
  3,825,000        New York State Dormitory                            4,009,709
                   Authority, State University
                   Series B, 5.25%, 05/15/2005
  1,000,000        MTA, New York Commuter Facilities                   1,038,890
                   Service Contract,
                   5.30%, 07/01/2005
  1,165,000        MTA, New York Transit Facilities                    1,210,307
                   Service Contract,
                   5.30%, 07/01/2005
  1,020,000        New York State Dormitory                            1,084,505
                   Authority, City University Series A,
                   5.70%, 07/01/2005
  1,780,000        New York State Dormitory                            1,892,567
                   Authority, City University Series D,
                   5.70%, 07/01/2005
  1,000,000        New York State Dormitory                            1,108,890
                   Authority, City University Series U,
                   6.45%, 07/01/2005
  1,000,000        New York State Urban Development                    1,026,140
                   Corp., Correctional Facilities
                   Series 4, 5.25%, 01/01/2006

  3,300,000        New York State Dormitory                    $       3,522,123
                   Authority, State University
                   Series A, 5.50%, 05/15/2006
  1,645,000        MTA, New York Transit Facilities                    1,721,673
                   Service Contract,
                   5.40%, 07/01/2006
  1,250,000        MTA, New York Transit Facilities                    1,313,800
                   Service Contract,
                   5.45%, 07/01/2007
  3,510,000        New York State Dormitory                            3,767,143
                   Authority, City University Series 2,
                   5.75%, 07/01/2007
  2,980,000        New York State Dormitory                            3,371,721
                   Authority, Mental Health Services,
                   6.50%, 02/15/2008
  1,905,000        New York State Thruway Authority                    1,913,325
                   Service Contract,
                   5.125%, 04/01/2008
  1,505,000        New York State Dormitory                            1,602,795
                   Authority, Mental Health Services,
                   5.70%, 02/15/2009
  1,505,000        New York State Dormitory                            1,709,981
                   Authority, Mental Health Services,
                   6.50%, 02/15/2009
  2,215,000        New York State Urban Development                    2,370,072
                   Corp., Correctional Facilities
                   Series A, 5.70%, 04/01/2009
  1,125,000        New York State Dormitory                            1,209,848
                   Authority, City University Series A,
                   5.75%, 07/01/2009
  1,490,000        Triborough Bridge & Tunnel                          1,630,522
                   Authority, New York Convention
                   Center Series E, 6.00%, 01/01/2011
  3,550,000        New York State Dormitory                            3,736,481
                   Authority, State University
                   Series A, 5.50%, 05/15/2013
                                                               -----------------

Total Tax Lease (Cost $65,577,615)                                    69,017,030
                                                               -----------------

Special Tax: 7.02%
  1,110,000        New York State Local Government                     1,110,000
                   Assistance Corp. Series A,
                   5.75%, 04/01/1998
    695,000        MAC New York Series I,                                705,168
                   5.00%, 07/01/1999
  5,895,000        MAC New York Series L,                              5,981,244
                   5.00%, 07/01/1999
  4,930,000        New York State Thruway Authority,                   4,973,926
                   Highway & Bridge Trust Fund
                   Series A, FGIC,
                   4.50%, 04/01/2000
  6,805,000        MAC New York Series I,                              6,959,542

                   5.00%, 07/01/2000
  6,880,000        MAC New York Series L,                              7,072,846
                   5.25%, 07/01/2000
  6,160,000        MAC New York Series E,                              6,365,374
                   5.50%, 07/01/2000


                          Schedule of Investments--Municipal Bond Portfolios  27

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  1,025,000        Grand Central District Management         $         1,060,158
                   Association, New York Business
                   Improvement District Series 1994,
                   5.00%, 01/01/2006
  2,500,000        New York State Local Government                     2,711,050
                   Assistance Corp. Series B,
                   6.00%, 04/01/2006
  1,000,000        New York State Local Government                     1,033,120
                   Assistance Corp. Series D,
                   5.10%, 04/01/2008
  3,035,000        New York State Local Government                     3,365,238
                   Assistance Corp. Series A,
                   6.00%, 04/01/2008
  2,440,000        MAC New York Series L,                              2,729,042
                   6.00%, 07/01/2008
  1,925,000        New York State Local Government                     2,063,658
                   Assistance Corp. Series A,
                   5.90%, 04/01/2012
  1,740,000        New York State Local Government                     1,768,797
                   Assistance Corp. Series D,
                   5.375%, 04/01/2014
  4,430,000        New York State Local Government                     4,908,617
                   Assistance Corp. Series E,
                   6.00%, 04/01/2014
                                                               -----------------

Total Special Tax (Cost $51,072,706)                                  52,807,780
                                                               -----------------
Total Tax Supported (Cost $196,856,791)                              205,260,502
                                                               -----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  13.12%
--------------------------------------------------------------------------------
Airport Revenue: 0.42%
  1,300,000        Denver City & County, Colorado                      1,445,548
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005
    115,000        Denver City & County, Colorado                        134,623

                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
    310,000        Denver City & County, Colorado                        359,262
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
  1,000,000        Denver City & County, Colorado                      1,261,640
                   Airport Revenue Series D, AMT,
                   7.75%, 11/15/2013
                                                               -----------------

Total Airport Revenue (Cost $2,742,238)                                3,201,073
                                                               -----------------


Electric Revenue: 0.15%
  1,100,000        Guam Power Authority Revenue                        1,107,623
                   Series A, 5.30%, 10/01/1998
                                                               -----------------

Total Electric Revenue (Cost $1,099,890)                               1,107,623
                                                               -----------------

Health Care Revenue: 1.65%
    750,000        New York State Dormitory Authority,                   757,890
                   Grace Manor Health Care, SONYMA,
                   4.80%, 07/01/1999
  1,750,000        New York State Medical Care                 $       1,823,465
                   Facilities Finance Authority,
                   Insured Mortgage Project Series A,
                   FHA, 5.40%, 08/15/2004
  1,410,000        New York State Medical Care Facilities              1,517,372
                   Finance Authority, Hospital & Nursing
                   Home Insured Mortgage, FHA,
                   5.875%, 02/15/2005
  1,000,000        New York State Dormitory                            1,064,990
                   Authority, St. John's Nursing
                   Home, FHA, 5.35%, 02/01/2006
  3,785,000        New York State Medical Care                         4,069,594
                   Facilities Finance Agency,
                   Hospital & Nursing Home Insured
                   Mortgage Series A, FHA,
                   6.125%, 02/15/2014
  3,090,000        New York State Medical Care                         3,196,141
                   Facilities Finance Agency, Hospital &
                   Nursing Home Insured Mortgage
                   Series A, FHA, 8.00%, 02/15/2028
                   Partially Prerefunded
                   08/15/1998 @102
                                                               -----------------

Total Health Care Revenue (Cost $11,902,343)                          12,429,452
                                                               -----------------

Higher Education Revenue: 0.34%

  1,000,000        New York State Dormitory                            1,094,710
                   Authority, Columbia University,
                   5.625%, 07/01/2006
  1,290,000        New York State Dormitory                            1,431,345
                   Authority, Columbia University,
                   5.75%, 07/01/2007
                                                               -----------------
Total Higher Education Revenue
(Cost $2,280,493)                                                      2,526,055
                                                               -----------------

Toll Revenue: 2.39%
  8,855,000        Triborough Bridge & Tunnel                          9,006,686
                   Authority, New York Toll Revenue
                   Series A, 5.00%, 01/01/2000
    725,000        Triborough Bridge & Tunnel                            792,440
                   Authority, New York Toll Revenue
                   Series Y, 5.80%, 01/01/2006
  3,105,000        Triborough Bridge & Tunnel                          3,626,392
                   Authority, New York Toll Revenue
                   Series X, 6.60%, 01/01/2010
  2,370,000        Triborough Bridge & Tunnel                          2,373,768
                   Authority, New York Toll Revenue
                   Series A, 5.00%, 01/01/2012
  1,960,000        Triborough Bridge & Tunnel                          2,186,125
                   Authority, New York Toll Revenue
                   Series Y, 6.00%, 01/01/2012
                                                               -----------------

Total Toll Revenue (Cost $17,641,653)                                 17,985,411
                                                               -----------------


28  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
Water/Sewer Revenue: 6.09%

  1,000,000        New York State Environmental                      $ 1,002,300
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund, New York City Municipal
                   Water Finance  Authority Series 94-A,
                   4.80%, 06/15/1998
  1,895,000        New York State Environmental                        1,934,568
                   Facilities Corp., Pooled Loan,

                   Pollution Control Revenue, State
                   Revolving Fund Series 94-D,
                   5.60%, 05/15/1999
  2,510,000        New York State Environmental                        2,771,467
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 92-B,
                   6.25%, 09/15/2005
  3,550,000        New York City Municipal Water                       3,749,581
                   Finance Authority Series B,
                   5.30%, 06/15/2006
  2,510,000        New York State Environmental                        2,776,161
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 92-B,
                   6.35%, 09/15/2006
  1,000,000        Ulster County Resource Recovery                     1,066,590
                   Agency, New York Solid Waste
                   System, 5.90%, 03/01/2007
  1,000,000        New York State Environmental                        1,080,380
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund, New York City Municipal
                   Water Finance Authority Series 94-A,
                   5.75%, 06/15/2007
  1,885,000        New York State Environmental                        2,091,426
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund, New York City Municipal
                   Water Finance Authority
                   Series 97-D, 6.00%, 06/15/2007
  2,975,000        New York State Environmental                        3,161,176
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 95-A,
                   5.20%, 05/15/2008
  3,085,000        New York State Environmental                        3,270,100
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 95-A,
                   5.30%, 05/15/2009
  1,485,000        New York City Municipal Water                       1,662,487
                   Finance Authority Series A,
                   6.00%, 06/15/2009
    780,000        New York State Environmental                $         825,396
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 95-A,
                   5.40%, 05/15/2010
  3,865,000        New York State Environmental                        3,939,169
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 96-A,
                   4.95%, 06/15/2010

  3,800,000        New York State Environmental                        3,999,310
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority, Series 95-B,
                   5.50%, 06/15/2010
  3,445,000        New York City Municipal Water                       3,850,132
                   Finance Authority Series A,
                   6.00%, 06/15/2010
  4,680,000        New York State Environmental                        5,096,239
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund, New York City Municipal
                   Water Finance Authority,
                   Series 94-A, 5.75%, 06/15/2011
  2,380,000        New York State Environmental                        2,530,892
                   Facilities Corp., Huntington
                   Project Series A, AMT,
                   7.50%, 10/01/2012
  1,015,000        New York State Environmental                        1,035,046
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 96-A,
                   5.20%, 12/15/2015

                                                               -----------------
Total Water/Sewer Revenue (Cost $43,263,200)                          45,842,420
                                                               -----------------


Miscellaneous Revenue: 1.00%

  2,715,000        MTA, New York Transit Facilities                    2,724,285
                   Series M, 5.10%, 07/01/1998
  3,495,000        Battery Park City Authority,                        3,788,510
                   New York Revenue,
                   6.00%, 11/01/2003
  1,000,000        Port Authority of New York &                        1,012,200
                   New Jersey Revenue,
                   5.125%, 11/15/2011
                                                               -----------------

Total Miscellaneous Revenue (Cost $7,328,551)                          7,524,995
                                                               -----------------


Industrial Development/Pollution
Control Revenue: 1.08%

  4,040,000        New York City Industrial                            4,117,124
                   Development Agency, Special
                   Facilities Revenue, Terminal One
                   Group Association Limited

                   Partnership Project, AMT,
                   5.30%, 01/01/2000


                          Schedule of Investments--Municipal Bond Portfolios  29

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------


  1,495,000        New York City Industrial                          $ 1,609,113
                   Development Agency, Special
                   Facilities Revenue, Terminal One
                   Group Association Limited
                   Partnership Project, AMT,
                   6.00%, 01/01/2007
  2,350,000        Schuylkill County Industrial                        2,420,171
                   Development Authority,
                   Pennsylvania, Energy Reserves,
                   AMT, 6.50%, 01/01/2010
                                                               -----------------
Total Industrial Development/Pollution
Control Revenue (Cost $7,813,957)                                      8,146,408
                                                               -----------------
Total Revenue (Cost $94,072,325)                                      98,763,437
                                                               -----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $714,049,526)                      97.95%   $737,123,159
(Note B, below)
Cash and Other Assets, Less Liabilities                     2.05      15,430,085
                                                          -------   ------------

Net Assets (Equivalent to $13.69
per share based on 54,959,500
shares of capital stock outstanding)                      100.00%   $752,553,244
                                                          =======   ============

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    Connie Lee-Connie Lee Insurance Company
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation

    SONYMA-State of New York Mortgage Agency
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration

(B) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


30  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                           Bernstein Short Duration
                       Diversified Municipal Portfolio
                          March 31, 1998 (Unaudited)



--------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    5.33%
--------------------------------------------------------------------------------
Repurchase Agreement: 0.12%

    176,000        State Street Bank & Trust Co.,                $       176,000
                   Repurchase Agreement, Dated
                   03/31/1998, 5.20%, maturing
                   04/01/1998 for $176,025,
                   Collateral 140,000 principal amount
                   U.S. Treasury Bond,
                   8.50%, 02/15/2020, Value $182,506
                                                               -----------------
Total Repurchase Agreement (Cost $176,000)                               176,000
                                                               -----------------

Municipal Note: 0.66%
  1,000,000        California Statewide Community                      1,004,820
                   Development Authority, Tax &
                   Revenue Anticipation Notes
                   Series B, 4.75%, 09/30/1998
                                                               -----------------
Total Municipal Note (Cost $1,003,356)                                 1,004,820
                                                               -----------------

Tax Exempt Variable-Rate Demand Notes: 4.55%
  1,400,000        Metropolitan Nashville Airport                      1,400,000
                   Authority, Tennessee Special

                   Facilities Revenue, American
                   Airlines Project Series A, Daily
                   Floater, Putable Daily,
                   3.75%, 10/01/2012
  3,400,000        Metropolitan Nashville Airport                      3,400,000
                   Authority, Tennessee Special
                   Facilities Revenue, American
                   Airlines Project Series A, Daily
                   Floater, Putable Daily,
                   3.75%, 10/01/2012
    300,000        Los Angeles Regional Airports                         300,000
                   Improvement Corp., California,
                   Daily Floater, Putable Daily, AMT,
                   3.75%, 12/01/2025
  1,800,000        Los Angeles Regional Airports                       1,800,000
                   Improvement Corp., California,
                   Daily Floater, Putable Daily, AMT,
                   3.80%, 12/01/2025

                                                               -----------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $6,900,000)                                                      6,900,000
                                                               -----------------
Total Short-Term Investments
(Cost $8,079,356)                                                      8,080,820
                                                               -----------------
--------------------------------------------------------------------------------

PREREFUNDED/ESCROWED:                                                     19.06%
--------------------------------------------------------------------------------

  1,000,000        Massachusetts Health & Education            $       1,029,530
                   Facilities Authority, Lahey Clinic
                   Medical Center Series A, MBIA,
                   7.625%, 07/01/2018,
                   Prerefunded 07/01/1998 @102
  1,000,000        Pennsylvania Turnpike Commission                    1,076,040
                   Revenue Series K, 7.50%, 12/01/2019,
                   Prerefunded 02/01/1999 @102
                   (Note B, p. 34)
  1,400,000        New Jersey State Building Authority                 1,469,692
                   Revenue, 9.875%, 02/01/2013,
                   Prerefunded 02/01/1999 @100
  4,000,000        Broward County School District,                     4,194,800
                   Florida, 7.125%, 02/15/2008,
                   Prerefunded 02/15/1999 @102
  2,020,000        Fairfax County, Virginia Public                     2,107,769
                   Improvement Series A,
                   6.25%, 04/01/2007,
                   Prerefunded 04/01/1999 @102
  2,460,000        Massachusetts Turnpike Authority,                   2,493,087

                   Bond Anticipation Notes Series A,
                   5.00%, 06/01/1999, Escrowed to Maturity
  1,000,000        Washington Public Power Supply                      1,063,550
                   System Revenue, Nuclear Project
                   No. 1, 7.50%, 07/01/2007,
                   Prerefunded 07/01/1999 @102
  4,425,000        Ohio State Building Authority,                      4,713,333
                   Correctional Facilities Series A,
                   7.35%, 08/01/2006,
                   Prerefunded 08/01/1999 @102
                   (Notes C & D, p. 34)
  1,000,000        Maryland State Department of                        1,063,530
                   Transportation, Second Issue,
                   6.80%, 11/01/2005,
                   Prerefunded 11/01/1999 @102
  4,340,000        Pinellas County Health Facilities                   4,780,337
                   Authority, Florida, Sun Coast Health
                   Systems Revenue, 8.50%, 03/01/2020,
                   Prerefunded 03/01/2000 @102
                   (Note E, p. 34)
  1,000,000        Massachusetts Water Resources                       1,083,560
                   Authority Series A, 7.375%, 04/01/2003,
                   Prerefunded 04/01/2000 @102
  1,375,000        Massachusetts Water Resources                       1,496,426
                   Authority Series A, 7.625%, 04/01/2014,
                   Prerefunded 04/01/2000 @102
  2,115,000        Sedona, Arizona Sewer Revenue                       2,310,891
                   Series A, 7.50%, 07/01/2020,
                   Prerefunded 07/01/2000 @102
                                                               -----------------
Total Prerefunded/Escrowed
(Cost $28,879,028)                                                    28,882,545
                                                               -----------------

*See Note 1, page 28 in Notes to Financial Statements

                          Schedule of Investments--Municipal Bond Portfolios  31

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  20.30%
--------------------------------------------------------------------------------
  1,600,000        Worcester, Massachusetts                          $ 1,622,288
                   Municipal Purpose Series C, MBIA,
                   6.50%, 10/01/1998

  1,065,000        Montgomery County, Ohio Solid                       1,073,722
                   Waste Revenue, MBIA,
                   5.00%, 11/01/1998
  1,000,000        Jefferson Parish, Louisiana Sales                   1,017,090
                   Tax Revenue Series A, FGIC,
                   6.25%, 12/01/1998
  1,000,000        New Orleans, Louisiana Water                        1,017,250
                   Revenue, MBIA,
                   7.00%, 12/01/1998
  1,000,000        New Haven, Connecticut, FGIC,                       1,011,960
                   5.00%, 02/15/1999
  1,200,000        Clemson University, South Carolina                  1,210,272
                   Revenue Series A, AMBAC,
                   4.50%, 05/01/1999
  1,000,000        Johnston County, North Carolina,                    1,013,700
                   FGIC, 4.90%, 05/01/1999
  4,480,000        Platte River Power Authority,                       4,546,394
                   Colorado Power Revenue
                   Series DD, MBIA,
                   5.00%, 06/01/1999
  4,500,000        Massachusetts Consolidated Loans                    4,568,220
                   Series B, FSA, 5.00%, 06/01/1999
  1,955,000        Dade County, Florida Series I,                      2,024,011
                   AMBAC, 6.80%, 07/01/1999
  1,545,000        Hamilton County, Ohio Sewer                         1,563,911
                   Systems Revenue Series A, FGIC,
                   4.50%, 12/01/1999
  2,000,000        Mansfield Independent School                        2,091,880
                   District, Texas, PSF Guaranteed,
                   6.50%, 02/15/2000
  1,785,000        Butler County Transportation                        1,812,114
                   Improvement District, Ohio
                   Series A, FSA,
                   4.75%, 04/01/2000
  1,625,000        Clark County School District,                       1,711,369
                   Nevada, FGIC, 6.50%, 06/15/2000
  1,625,000        Worcester, Massachusetts, MBIA,                     1,672,905
                   5.25%, 08/01/2000
  1,770,000        Washington State Health Care                        1,795,612
                   Facilities Authority Revenue,
                   Virginia Mason Medical Center
                   Series A, MBIA, 4.75%, 08/15/2000
  1,000,000        Lansing, Michigan Sewage Disposal                   1,013,000
                   System Revenue, MBIA,
                   7.625%, 05/01/2006
                                                               -----------------
Total Insured (Cost $30,618,453)                                      30,765,698
                                                               -----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            34.92%
--------------------------------------------------------------------------------
State General Obligations: 9.66%


    600,000        District of Columbia Series A-3,                      600,300
                   4.45%, 06/01/1998
  1,060,000        New Jersey State,                           $       1,072,476
                   6.25%, 09/15/1998
  1,000,000        District of Columbia Series C,                      1,005,300
                   4.90%, 12/01/1998
  1,000,000        Vermont State Series A,                             1,006,600
                   4.50%, 01/15/1999
  2,430,000        Georgia State Series A,                             2,479,159
                   5.80%, 03/01/1999
  1,060,000        Maryland State First Series,                        1,063,562
                   6.50%, 05/15/1999
    370,000        District of Columbia Series A-3,                    371,761
                   4.70%, 06/01/1999
  1,000,000        Illinois State, 6.30%, 08/01/1999                   1,031,480
  1,000,000        Washington State Series B,                          1,036,040
                   6.00%, 01/01/2000
  1,975,000        North Carolina State Series A,                      2,059,372
                   6.10%, 03/01/2000
  2,750,000        Maryland State Third Series,                        2,914,807
                   6.60%, 07/15/2000
                                                               -----------------
Total State General Obligations
(Cost $14,553,532)                                                    14,640,857
                                                               -----------------

Local General Obligations: 14.21%
  1,285,000        Milwaukee County, Wisconsin                         1,297,709
                   Series A, 5.125%, 12/01/1998
  1,390,000        Prince Georges County, Maryland                     1,416,229
                   Consolidated Public Improvement
                   Authority, 6.125%, 01/15/1999
  1,000,000        Anne Arundel County, Maryland                       1,025,340
                   Consolidated General Improvement,
                   6.90%, 01/15/1999
  1,020,000        Northside Independent School                        1,027,548
                   District, Texas Public Property
                   Finance Contractual Obligation,
                   4.50%, 02/15/1999
  1,000,000        Wake County, North Carolina,                        1,010,460
                   4.70%, 03/01/1999
  1,745,000        Fort Worth, Texas Series A,                         1,774,700
                   5.50%, 03/01/1999
  1,055,000        Detroit, Michigan Series A,                         1,061,921
                   4.60%, 04/01/1999
  2,920,000        Maricopa County Community College                   2,946,922
                   District, Arizona, 4.50%, 07/01/1999
                   (Note F, p. 34)
  1,000,000        Plano, Texas,                                       1,006,010
                   4.375%, 09/01/1999 (Note F, p. 34)
  1,000,000        Monmouth County Improvement                         1,019,450
                   Authority, New Jersey Revenue

                   Capital Equipment Pooled Lease,
                   5.00%, 10/01/1999
  1,000,000        Burlington County, New Jersey,                      1,022,480
                   5.20%, 10/01/1999
  1,685,000        Harford County, Maryland,                           1,720,166
                   5.00%, 12/01/1999
  1,435,000        Chesterfield County, Virginia                       1,450,024
                   Public Improvement Series A,
                   4.50%, 01/01/2000

32  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  2,000,000        Spartanburg County School                         $ 2,041,160
                   District 7, South Carolina,
                   5.00%, 03/01/2000
  1,150,000        Fairfax County, Virginia Series B,                  1,184,857
                   5.50%, 05/01/2001
    500,000        New York City Series G,                               527,515
                   5.70%, 02/01/2003

                                                               -----------------
Total Local General Obligations
(Cost $21,405,611)                                                    21,532,491
                                                               -----------------

Tax Lease: 6.25%
  1,620,000        New York State Urban Development                    1,628,392
                   Corp., Correctional Facilities Service
                   Contract Series A, 4.50%, 01/01/1999
  2,625,000        Ohio State Public Facilities                        2,652,116
                   Commission, Higher Education
                   Capital Facilities Series 2A,
                   4.75%, 05/01/1999
  1,900,000        Ohio State Public Facilities                        1,920,501
                   Commission, Higher Education
                   Capital Facilities Series 2A,
                   4.50%, 12/01/1999
  2,200,000        New York State Thruway Authority,                   2,236,608
                   Service Contract Revenue,
                   5.20%, 04/01/2000
  1,000,000        New York State Dormitory Authority,                 1,029,410
                   City University, 8.125%, 07/01/2008


                                                               -----------------
Total Tax Lease (Cost $9,459,512)                                      9,467,027
                                                               -----------------



Special Tax: 4.80%

  2,425,000        New Jersey State Transportation                     2,447,625
                   Trust Fund, Transportation Systems
                   Series A, 5.00%, 12/15/1998
  1,050,000        New Jersey State Transportation                     1,064,585
                   Trust Fund, Transportation Systems
                   Series B, 5.00%, 06/15/1999
  1,555,000        Illinois State Sales Tax Revenue                    1,579,336
                   Series Y, 5.00%, 06/15/1999
  2,150,000        New Jersey State Transportation                     2,181,626
                   Trust Fund, Transportation Systems
                   Series B, 5.00%, 06/15/1999

                                                               -----------------
Total Special Tax (Cost $7,236,200)                                    7,273,172
                                                               -----------------


Total Tax Supported (Cost $52,654,855)                                52,913,547
                                                               -----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  22.65%
--------------------------------------------------------------------------------
Electric Revenue: 3.21%
  3,825,000        Intermountain Power Agency, Utah                    3,858,851
                   Power Supply Revenue,
                   6.75%, 07/01/1998
  1,000,000        North Carolina Eastern Municipal                    1,005,660
                   Power Agency Series A,
                   5.00%, 01/01/1999

                                                               -----------------
Total Electric Revenue (Cost $4,840,449)                               4,864,511
                                                               -----------------


Health Care Revenue: 7.50%
  1,000,000        Northeast Hospital Authority,               $       1,000,370
                   Texas, Northeast Medical Center
                   Revenue, 4.50%, 05/15/1998
  1,015,000        Illinois Development Finance                        1,016,106
                   Authority Revenue, Community
                   Rehabilitation Providers Series A,
                   4.50%, 07/01/1998
    950,000        Philadelphia Hospitals & Higher                       951,663
                   Education Facilities Authority,
                   Pennsylvania, Graduate Health
                   Systems Obligation,
                   6.70%, 07/01/1998
    510,000        Garden City Hospital Finance                          509,817
                   Authority, Michigan,
                   4.50%, 09/01/1998

    355,000        Cumberland County Municipal                           357,116
                   Authority, Pennsylvania Revenue,
                   5.50%, 11/15/1998
  2,410,000        Philadelphia Hospitals & Higher                     2,431,015
                   Education Facilities Authority,
                   Pennsylvania, Jefferson Health
                   Systems Revenue Series A,
                   4.75%, 05/15/1999
    525,000        Hawaii State Department of Budget                     525,026
                   & Finance, Wilcox Memorial
                   Hospital Project, 4.70%, 07/01/1999
                   (Note F, p. 34)
    365,000        Garden City Hospital Finance                          365,394
                   Authority, Michigan,
                   4.75%, 09/01/1999
  1,000,000        Bell County, Texas Health                           1,034,280
                   Facilities, Scott & White
                   Memorial Hospital,
                   7.40%, 09/01/1999
  1,980,000        Montgomery County, Ohio Hospital                    2,006,314
                   Revenue, Grandview Hospital &
                   Medical Center, 5.00%, 12/01/1999
  1,100,000        Saginaw General Hospital,                           1,171,874
                   Michigan Hospital Finance
                   Authority Revenue,
                   7.625%, 10/01/2019

                                                               -----------------
Total Health Care Revenue (Cost $11,358,301)                          11,368,975
                                                               -----------------

Higher Education Revenue: 0.67%
  1,000,000        University of Cincinnati, Ohio                      1,013,450
                   Series A1, 5.00%, 06/01/1999                -----------------



Total Higher Education Revenue
(Cost $1,012,980)                                                      1,013,450
                                                               -----------------
Water/Sewer Revenue: 8.61%
  1,050,000        Philadelphia, Pennsylvania Water &                  1,051,732
                   Wastewater Revenue,
                   4.75%, 06/15/1998



                          Schedule of Investments--Municipal Bond Portfolios  33

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  1,000,000        Metropolitan Water Reclamation                    $ 1,019,290
                   District of Greater Chicago,
                   Illinois, Capital Improvement
                   Bonds, 6.30%, 01/01/1999
  1,720,000        Athens-Clarke County, Georgia                       1,751,201
                   Water & Sewer Revenue,
                   5.00%, 01/01/2000
  1,745,000        Fort Worth, Texas Water & Sewer                     1,778,836
                   Revenue, 5.00%, 02/15/2000
  3,135,000        Minnesota Public Facilities                         3,203,594
                   Authority, Water Pollution
                   Control Revenue,
                   5.00%, 03/01/2000
  4,070,000        Texas Water Resources Finance                       4,233,736
                   Authority Revenue,
                   7.40%, 08/15/2000
                                                               -----------------

Total Water/Sewer Revenue (Cost $13,012,200)                          13,038,389
                                                               -----------------


Miscellaneous Revenue: 0.73%

  1,085,000        Tampa, Florida Capital                              1,105,789
                   Improvement Revenue Series A,
                   8.25%, 10/01/2018                           -----------------

Total Miscellaneous Revenue (Cost $1,100,736)                          1,105,789
                                                               -----------------


Industrial Development/Pollution
Control Revenue: 1.93%

  1,000,000        St. Charles Parish, Louisiana                       1,068,100
                   Pollution Control Revenue,
                   Louisiana Power & Light Co.
                   Project, 8.25%, 06/01/2014
                   (Note G, below)
  1,760,000        Oconee County, South Carolina                       1,861,217
                   Pollution Control Revenue, Duke
                   Power Co. Project Series 1987A,
                   7.50%, 02/01/2017
                                                               -----------------

Total Industrial Development/Pollution
Control Revenue (Cost $2,925,485)                                      2,929,317
                                                               -----------------

Total Revenue (Cost $34,250,151)                                      34,320,431
                                                               -----------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   5.60%
--------------------------------------------------------------------------------
Housing: 5.60%

  4,200,000        Franklin County, Ohio Housing                       4,248,804
                   Revenue, Rosewind Limited
                   Partnership, 5.20%, 01/01/1999
  4,210,000        Florida Housing Finance Agency,                     4,231,050
                   Floating Rate Multi-Family
                   Revenue Series J,
                   4.85%, 12/01/2005
                                                               -----------------
Total Housing (Cost $8,475,604)                                        8,479,854
                                                               -----------------
Total Asset-Backed Securities
(Cost $8,475,604)                                                      8,479,854
                                                               -----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $162,957,447)                     107.86%   $163,442,895
(Note H, below)
Cash and Other Assets, Less Liabilities                    (7.86)   (11,907,013)
                                                          -------   ------------

Net Assets (Equivalent to $12.54
per share based on 12,087,020
shares of capital stock outstanding)                      100.00%   $151,535,882
                                                          =======   ============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other Abbreviations:

    AMT-Subject to Alternative Minimum Tax
(B) $1,000,000 principal amount segregated as collateral for when-issued securities
(C) $2,925,000 principal amount segregated as collateral for when-issued securities
(D) $1,500,000 principal amount segregated as collateral for delayed-delivery securities
(E) $2,200,000 principal amount segregated as collateral for when-issued securities
(F) When-issued security
(G) Delayed-delivery security
(H) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.
(I) Allocation of Portfolio net assets at March 31, 1998:

   Arizona                                       3.47%
   California                                    2.05
   Colorado                                      3.00
   Connecticut                                   0.67
   Florida                                      10.78
   Georgia                                       2.79
   Hawaii                                        0.35
   Illinois                                      3.07
   Louisiana                                     2.05
   Maryland                                      6.07
   Massachusetts                                 9.22
   Michigan                                      2.72
   Minnesota                                     2.11
   Nevada                                        1.13
   New Jersey                                    6.78
   New York                                      3.58
   North Carolina                                3.36
   Ohio                                         13.86
   Pennsylvania                                  3.87
   South Carolina                                3.37
   Tennessee                                     3.17
   Texas                                         9.20
   Utah                                          2.55
   Vermont                                       0.66
   Virginia                                      3.13
   Washington                                    2.57
   Wisconsin                                     0.86
   District of Columbia                          1.30
   Repurchase Agreement                          0.12
   Cash and Other Assets, Less Liabilities      (7.86)
                                               -------

   Total                                       100.00%
                                               =======

See Notes to Financial Statements.



34  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                           Bernstein Short Duration
                        California Municipal Portfolio
                          March 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   11.19%
--------------------------------------------------------------------------------
Municipal Note: 2.68%

  2,410,000        California Statewide Community                    $ 2,421,616
                   Development Authority, Tax &
                   Revenue Anticipation Notes Series B,
                   4.75%, 09/30/1998
                                                               -----------------
Total Municipal Note (Cost $2,418,088)                                 2,421,616
                                                               -----------------


Tax Exempt Variable-Rate Demand Notes: 8.51%

    800,000        Orange County Water District,                         800,000
                   California Certificates of Participation,
                   Daily Floater, Putable Daily,
                   3.60%, 08/15/2015
  3,500,000        Orange County Water District,                       3,500,000
                   California Certificates of Participation,
                   Daily Floater, Putable Daily,
                   3.60%, 08/18/2015
  3,400,000        California Pollution Control                        3,400,000
                   Financing Authority Revenue,
                   Pacific Gas & Electric Series F,
                   Daily Floater, Putable Daily, AMT,
                   3.70%, 11/01/2026
                                                               -----------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $7,700,000)                                                      7,700,000
                                                               -----------------

Total Short-Term Investments
(Cost $10,118,088)                                                    10,121,616
                                                               -----------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     40.17%
--------------------------------------------------------------------------------
  2,670,000        Puerto Rico Aqueduct & Sewer                        2,750,794
                   Authority Revenue Series A,
                   7.875%, 07/01/2017,
                   Prerefunded 07/01/1998 @102
    750,000        Northern California Power Agency                      757,950
                   Series B, 8.00%, 07/01/2024,
                   Prerefunded 07/01/1998 @100
  3,855,000        Puerto Rico Highway Authority Revenue               3,973,965
                   Series P, 8.125%, 07/01/2013,
                   Prerefunded 07/01/1998 @102
                   (Note B, p. 37)
  1,000,000        Contra Costa County Water                           1,039,440
                   District, California Revenue
                   Series B, 7.625%, 10/01/2018,
                   Prerefunded 10/01/1998 @102
  2,250,000        Goleta Sanitation & Water District,                 2,351,363
                   California Certificates of Participation,
                   7.50%, 12/01/2012,
                   Prerefunded 12/01/1998 @102
  1,000,000        Los Angeles, California Wastewater          $       1,047,640
                   System Revenue Series A,
                   7.10%, 02/01/2021,
                   Prerefunded 02/01/1999 @102
  2,250,000        Riverside County Asset Leasing                      2,386,710
                   Corporation, California Leasehold
                   Revenue, Riverside County
                   Hospital Project Series A,
                   7.40%, 06/01/2014,
                   Prerefunded 06/01/1999 @102
  3,820,000        Los Angeles Convention & Exhibition                 4,059,668
                   Center Authority, California Certificates
                   of Participation Series A,
                   7.375%, 08/15/2018,
                   Prerefunded 08/15/1999 @101.50
  1,320,000        South Gate Public Financing                         1,411,106
                   Authority, California Tax
                   Allocation Revenue, South Gate
                   Redevelopment Project Series A-2,
                   7.375%, 09/01/2009,
                   Prerefunded 09/01/1999 @102
  3,750,000        North City West School Facilities                   4,033,050
                   Financing Authority, California
                   Community Facilities District No. 1
                   Special Tax Series A,
                   7.85%, 09/01/2019,
                   Prerefunded 09/01/1999 @102
  1,400,000        San Bernardino Joint Powers                         1,513,750

                   Financing Authority, California
                   Tax Allocation Revenue, Tri-City
                   Redevelopment Project Series B,
                   7.65%, 01/01/2015,
                   Prerefunded 01/01/2000 @102
  2,955,000        Stockton East Water District,                       3,200,708
                   California Certificates of Participation,
                   1990 Project Series A, AMBAC,
                   7.30%, 04/01/2020,
                   Prerefunded 04/01/2000 @102
  1,000,000        Northern California Transmission                    1,075,090
                   Agency Revenue Series A, MBIA,
                   7.00%, 05/01/2024,
                   Prerefunded 05/01/2000 @101.50
  1,000,000        California Health Facilities Financing              1,089,590
                   Authority, Health Dimensions Series A,
                   7.50%, 05/01/2015,
                   Prerefunded 05/01/2000 @102
  1,150,000        Puerto Rico Commonwealth,                           1,264,023
                   7.70%, 07/01/2020,
                   Prerefunded 07/01/2000 @102
  3,000,000        Castaic Lake Water Agency, California               3,282,780
                   Certificates of Participation, Water
                   Systems Improvement Project,
                   7.35%, 08/01/2020,
                   Prerefunded 08/01/2000 @102
                   (Note C, p. 37)



*See Note 1, page 28 in Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios  35

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------

  1,000,000        Los Angeles, California                           $ 1,085,440
                   Wastewater System Revenue
                   Series D, MBIA, 6.70%, 12/01/2021,
                   Prerefunded 12/01/2000 @102
                                                               -----------------
Total Prerefunded/Escrowed (Cost $36,305,592)                         36,323,067
                                                               -----------------


--------------------------------------------------------------------------------
INSURED:                                                                  27.51%
--------------------------------------------------------------------------------
  1,375,000        Northern California Power Agency,                   1,379,675
                   Geothermal Project No. 3 Series B,
                   AMBAC, 5.00%, 07/01/1998
    800,000        Capistrano Unified Public                             804,648
                   Financing Authority, California
                   Special Tax Revenue Series A,
                   AMBAC, 5.00%, 09/01/1998
  2,000,000        Anaheim, California Electric                        2,008,720
                   Revenue, AMBAC,
                   4.50%, 10/01/1998
  1,325,000        Rancho Water District Financing                     1,347,101
                   Authority, California Revenue,
                   FGIC, 6.50%, 11/01/1998
    500,000        California Educational Facilities                     504,660
                   Authority Revenue, Pepperdine
                   University, AMBAC,
                   4.875%, 01/15/1999
  2,260,000        Los Angeles County Board of                         2,276,973
                   Education, California
                   Certificates of Participation,
                   Local Educational Agencies,
                   Pooled Capital Projects Series A,
                   MBIA, 4.50%, 03/01/1999
  1,230,000        Los Angeles, California                             1,259,249
                   Department of Airports,
                   International Airport Series D,
                   FGIC, AMT, 6.00%, 05/15/1999
  4,015,000        San Francisco City & County,                        4,056,836
                   California Series 1, FGIC,
                   4.50%, 06/15/1999
  1,075,000        California Health Facilities Financing              1,085,309
                   Authority, Catholic Healthcare West
                   Series A, MBIA, 4.50%, 07/01/1999
  2,800,000        MSR Public Power Agency,                            2,853,844
                   California, San Juan Project
                   Revenue Series G, MBIA,
                   5.25%, 07/01/1999
  1,000,000        Santa Clara Unified School District,                1,043,620
                   California, FGIC, 7.00%, 08/01/1999
  1,650,000        Los Angeles Convention & Exhibition                 1,714,218
                   Center Authority, California Certificates
                   of Participation, AMBAC,
                   6.60%, 08/15/1999
  1,000,000        Riverside, California                               1,016,680
                   Certificates of Participation,
                   1997 Lease Refunding Project,
                   MBIA, 4.75%, 11/01/1999
  1,020,000        California Health Facilities                $       1,046,163
                   Authority, Valley Presbyterian
                   Hospital, MBIA,
                   5.25%, 05/01/2000

  2,415,000        Sacramento Municipal Utility                        2,474,023
                   District, California Series L,
                   AMBAC, 5.00%, 07/01/2000
                                                               -----------------
Total Insured (Cost $24,743,657)                                      24,871,719
                                                               -----------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            16.01%
--------------------------------------------------------------------------------
State General Obligations: 3.69%
  1,700,000        California State,                                   1,798,719
                   9.00%, 06/01/1999
  1,500,000        California State,                                   1,539,210
                   5.00%, 10/01/2000
                                                               -----------------

Total State General Obligations
(Cost $3,216,261)                                                      3,337,929
                                                               -----------------


Local General Obligation: 1.63%
  1,460,000        East Bay California Regional Park                   1,469,694
                   District, 4.25%, 09/01/1999
                   (Note D, p. 37)
                                                               -----------------


Total Local General Obligation
(Cost $1,470,629)                                                      1,469,694
                                                               -----------------



Tax Lease: 6.44%
  1,700,000        California State Public Works Board                 1,715,487
                   Lease Revenue, Community Colleges
                   Series A, 5.90%, 09/01/1998
  1,400,000        Los Angeles Municipal Improvement                   1,407,546
                   Corp., California Certificates of
                   Participation, 4.50%, 12/01/1998
  1,000,000        California State Public Works Board                 1,011,210
                   Lease Revenue, Community Colleges
                   Series A, 5.00%, 04/01/1999
    620,000        Stockton, California Community Facilities             621,941
                   District Number 90-2, Brookside Estates,
                   4.60%, 08/01/1999
  1,000,000        Puerto Rico Urban Renewal &                         1,070,880
                   Housing Corp., 7.875%, 10/01/2004

                                                               -----------------

Total Tax Lease (Cost $5,796,625)                                      5,827,064
                                                               -----------------



Special Tax: 4.25%

  1,275,000        Los Angeles Community                               1,292,110
                   Redevelopment Agency, California
                   Central Business District I,
                   5.00%, 11/15/1999
  2,500,000        Orange County, Local Transportation                 2,546,650
                   Authority, California Sales Tax Revenue
                   Series A, 5.00%, 02/15/2000
                   (Note D, p. 37)
                                                               -----------------


Total Special Tax (Cost $3,835,452)                                    3,838,760
                                                               -----------------
Total Tax Supported (Cost $14,318,967)                                14,473,447
                                                               -----------------




36  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
REVENUE:                                                                   6.96%
--------------------------------------------------------------------------------
Health Care Revenue: 2.00%
  1,800,000        California Statewide Community                    $ 1,807,074
                   Development Authority,
                   Certificates of Participation,
                   Hollywood Presbyterian Medical
                   Center, 4.60%, 01/01/1999
                                                               -----------------

Total Health Care Revenue (Cost $1,803,233)                            1,807,074
                                                               -----------------

Higher Education Revenue: 1.32%
  1,190,000        California Educational Facilities                   1,194,558
                   Authority, University of Southern
                   California, 4.35%, 10/01/2019
                                                               -----------------


Total Higher Education Revenue
(Cost $1,190,000)                                                      1,194,558
                                                               -----------------


Water/Sewer Revenue: 0.82%
    730,000        California State Department of                        745,111
                   Water Resources Series F,
                   7.25%, 12/01/2002
                                                               -----------------

Total Water/Sewer Revenue (Cost $744,026)                                745,111
                                                               -----------------



Miscellaneous Revenue: 2.82%
  2,500,000        Long Beach, California Harbor                       2,552,675
                   Revenue Series A, AMT,
                   5.00%, 05/15/2000
                                                               -----------------

Total Miscellaneous Revenue (Cost $2,530,627)                          2,552,675
                                                               -----------------
Total Revenue (Cost $6,267,886)                                        6,299,418

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $91,754,190)                      101.84%    $92,089,267
(Note E, below)
Cash and Other Assets, Less Liabilities                    (1.84)    (1,665,083)
                                                          -------    -----------

Net Assets (Equivalent to $12.56
per share based on 7,201,256
shares of capital stock outstanding)                      100.00%    $90,424,184
                                                          ======     ===========
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    MBIA-Municipal Bond Investors Assurance Corporation
    FGIC-Financial Guaranty Insurance Company
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $2,300,000 principal amount segregated as collateral for when-issued securities
(C) $3,000,000 principal amount segregated as collateral for when-issued securities
(D) When-issued security
(E) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.


See Notes to Financial Statements.



                          Schedule of Investments--Municipal Bond Portfolios  37

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                           Bernstein Short Duration
                        New York Municipal Portfolio
                          March 31, 1998 (Unaudited)



--------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     6.34%
--------------------------------------------------------------------------------
  3,740,000        New York State Job Development                    $ 3,740,000
                   Authority, Special Purpose Series

                   A1 Through A13, Daily Floater,
                   Putable Daily, AMT,
                   3.80%, 03/01/2002
    700,000        New York State Energy Research &                      700,000
                   Development Authority, Pollution
                   Control Revenue, Niagara Mohawk
                   Power, Daily Floater,
                   Putable Daily, AMT,
                   3.50%, 12/01/2023
    770,000        New York State Energy Research &                      770,000
                   Development Authority, Pollution
                   Control Revenue, Daily Floater,
                   Putable Daily, 3.65%, 06/01/2029
                                                               -----------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $5,210,000)                                                      5,210,000
                                                               -----------------


--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     24.19%
--------------------------------------------------------------------------------
  2,750,000        Battery Park City Authority,                        2,829,035
                   New York Revenue,
                   6.50%, 05/01/2020,
                   Prerefunded 05/01/1999 @100
  2,500,000        New York City Series A,                             2,688,025
                   7.25%, 03/15/2020,
                   Prerefunded 03/15/2000 @101.50
  1,925,000        New York City Series B,                             2,051,973
                   7.50%, 03/15/2000,
                   Escrowed to Maturity
  2,075,000        New York State Dormitory                            2,269,573
                   Authority, State University
                   Series A, 7.70%, 05/15/2012,
                   Prerefunded 05/15/2000 @102
  1,000,000        New York State Dormitory                            1,092,620
                   Authority, City University Series F,
                   7.50%, 07/01/2020,
                   Prerefunded 07/01/2000 @102
  8,115,000        New York State Dormitory Authority,                 8,931,288
                   City University Systems Series F,
                   7.875%, 07/01/2017,
                   Prerefunded 07/01/2000 @102
                   (Note B, p. 40)
                                                               -----------------
Total Prerefunded/Escrowed (Cost $20,121,024)                         19,862,514
                                                               -----------------



--------------------------------------------------------------------------------
INSURED:                                                                  29.48%
--------------------------------------------------------------------------------
  1,115,000        Yonkers, New York Series C,                 $       1,117,029
                   AMBAC, 4.25%, 08/01/1998
  1,000,000        Suffolk County, New York Series D,                  1,003,900
                   FGIC, 4.875%, 08/01/1998
  1,420,000        Nassau County, New York Series U,                   1,432,226
                   AMBAC, 5.125%, 11/01/1998
    650,000        New York State Thruway Authority,                     656,344
                   General Revenue Series C, FGIC,
                   5.10%, 01/01/1999
  2,975,000        Hempstead Town, New York, AMBAC,                    3,010,581
                   5.00%, 02/15/1999
    255,000        Wallkill, New York, FGIC,                             257,122
                   4.50%, 03/01/1999
  1,000,000        Geneva, New York Industrial                         1,006,260
                   Development Agency, Civic
                   Facilities Revenue, AMBAC,
                   4.50%, 03/01/1999
  1,475,000        New York State Thruway Authority,                   1,486,121
                   Highway & Bridge Trust Fund
                   Series A, AMBAC,
                   4.50%, 04/01/1999
  1,635,000        Broome County, New York, MBIA,                      1,663,155
                   5.375%, 04/15/1999
  1,100,000        Albany City School District,                        1,115,169
                   New York Series A, FGIC,
                   5.00%, 05/01/1999
  1,645,000        Averill Park Central School                         1,671,633
                   District, New York, FGIC,
                   5.25%, 05/01/1999
  1,000,000        New York State Dormitory                            1,007,280
                   Authority, Good Samaritan
                   Hospital, Asset Guarantee,
                   4.50%, 07/01/1999
  1,245,000        Erie County, New York Series B,                     1,271,755
                   FGIC, 5.25%, 08/15/1999
  1,645,000        Erie County, New York Series A,                     1,680,351
                   FGIC, 5.25%, 08/15/1999
    500,000        Rockville Centre, New York, FGIC,                     514,970
                   5.90%, 08/15/1999
  1,275,000        North Hempstead, New York, FGIC,                    1,289,203
                   4.50%, 09/01/1999 (Note C, p. 40)
    700,000        Nassau County, New York Series T,                     714,147
                   FGIC, 5.125%, 09/01/1999
  1,500,000        Nassau County, New York Series X,                   1,530,960
                   AMBAC, 5.00%, 11/01/1999
    900,000        Wallkill, New York, FGIC,                             913,860
                   4.625%, 03/01/2000
    835,000        Suffolk County, New York                              864,743
                   Waterworks Authority Revenue,
                   AMBAC, 7.375%, 06/01/2012
                                                               -----------------

Total Insured (Cost $24,090,696)                                      24,206,809
                                                               -----------------


*See Note 1, page 28 in Notes to Financial Statements.


38  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount   Description                                      Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            31.19%
--------------------------------------------------------------------------------
State General Obligation: 1.25%
  1,000,000        Puerto Rico Commonwealth,                         $ 1,022,240
                   5.50%, 07/01/1999
                                                               -----------------

Total State General Obligation
(Cost $1,019,239)                                                      1,022,240
                                                               -----------------

Local General Obligations: 9.35%
  1,000,000        Monroe County, New York Series E,                   1,007,230
                   4.50%, 02/01/1999
  2,000,000        Monroe County, New York Series A,                   2,021,080
                   4.75%, 03/01/1999
  3,100,000        Monroe County, New York Series A,                   3,127,435
                   4.50%, 06/01/1999
  1,500,000        Westchester County, New York                        1,522,935
                   Series D, 4.625%, 11/15/1999
                                                               -----------------

Total Local General Obligations
(Cost $7,646,709)                                                      7,678,680
                                                               -----------------

Tax Lease: 12.50%
    550,000        New York State Energy Research &                      550,000
                   Development Authority, Western
                   New York Nuclear Service Center
                   Project, 5.00%, 04/01/1998
  1,000,000        New York State Dormitory                            1,004,340
                   Authority, Mental Health Services
                   Facilities Series A,
                   4.40%, 02/15/1999
  1,480,000        New York State Dormitory                            1,536,210

                   Authority, State University
                   Series B, 7.25%, 05/15/1999
  1,710,000        New York State Urban Development                    1,721,012
                   Corp., Correctional Facilities
                   Series A, 4.50%, 01/01/2000
  1,980,000        New York State Dormitory                            1,980,258
                   Authority, North General Hospital
                   Series G, 4.10%, 02/15/2000
  1,615,000        New York State Dormitory                            1,641,066
                   Authority, Brookdale Hospital
                   Series J, 5.00%, 02/15/2000
    750,000        New York State Thruway Authority,                     762,480
                   Service Contract Revenue,
                   5.20%, 04/01/2000
  1,000,000        Puerto Rico Urban Renewal &                         1,070,880
                   Housing Corp., 7.875%, 10/01/2004
                                                               -----------------
Total Tax Lease (Cost $10,259,984)                                    10,266,246
                                                               -----------------

Special Tax: 8.09%
  1,000,000        New York State Thruway Authority,                   1,000,000
                   Highway & Bridge Trust Fund
                   Series B, 5.00%, 04/01/1998
  1,000,000        MAC New York Series G,                              1,002,000
                   4.50%, 07/01/1998
  1,420,000        New York State Local Government             $       1,451,865
                   Assistance Corp. Series A,
                   6.00%, 04/01/1999
  1,000,000        MAC New York Series I,                              1,014,630
                   5.00%, 07/01/1999
  1,000,000        MAC New York Series L,                              1,014,630
                   5.00%, 07/01/1999
  1,145,000        MAC New York Series H,                              1,161,751
                   5.00%, 07/01/1999
                                                               -----------------
Total Special Tax (Cost $6,605,429)                                    6,644,876
                                                               -----------------

Total Tax Supported (Cost $25,531,361)                                25,612,042
                                                               -----------------

--------------------------------------------------------------------------------
REVENUE:                                                                   9.75%
--------------------------------------------------------------------------------
Health Care Revenue: 3.27%
    550,000        New York State Dormitory                              562,430
                   Authority, Long Island Medical
                   Center, FHA, 7.75%, 08/15/2027
  2,050,000        New York State Medical Care                         2,120,418
                   Facilities Finance Agency, Hospital &
                   Nursing Home Revenue Series A,

                   FHA, 8.00%, 02/15/2028, Partially
                   Prerefunded 08/15/1998 @102
                                                               -----------------
Total Health Care Revenue (Cost $2,695,080)                            2,682,848
                                                               -----------------

Toll Revenue: 5.19%
  1,700,000        New York State Bridge Authority                     1,714,722
                   Revenue, 5.00%, 01/01/1999
  2,500,000        Triborough Bridge & Tunnel                          2,542,825
                   Authority, New York Revenue
                   Series A, 5.00%, 01/01/2000
                                                               -----------------

Total Toll Revenue (Cost $4,249,323)                                   4,257,547
                                                               -----------------

Water/Sewer Revenue: 1.29%
  1,000,000        New York State Environmental                        1,063,400
                   Facilities Corp., Huntington
                   Project Series A, AMT,
                   7.50%, 10/01/2012
                                                               -----------------
Total Water/Sewer Revenue (Cost $1,065,151)                            1,063,400
                                                               -----------------
Total Revenue (Cost $8,009,554)                                        8,003,795
                                                               -----------------



                          Schedule of Investments--Municipal Bond Portfolios  39

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $82,962,635)                    100.95%      $82,895,160
(Note D, below)
Cash and Other Assets, Less Liabilities                  (0.95)        (778,070)
                                                        -------      -----------
Net Assets (Equivalent to $12.45
per share based on 6,596,724
shares of capital stock outstanding)                    100.00%      $82,117,090
                                                        -------      -----------
                                                        -------      -----------


--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) $2,300,000 principal amount segregated as collateral for when-issued securities
(C) When-issued security
(D) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.


See Notes to Financial Statements.


40  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                      This page intentionally left blank.

                        Sanford C. Bernstein Fund, Inc.

                               SEMIANNUAL REPORT
                                MARCH 31, 1998

                            Schedule of Investments
                               Stock Portfolios

                            -----------------------

                              International Value
                            Emerging Markets Value

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein International Value Portfolio
                          March 31, 1998 (Unaudited)

------------------------------------------------------------------------------
Shares             Description                                   Market Value*
------------------------------------------------------------------------------
EQUITIES:                                                               95.26%
------------------------------------------------------------------------------
AUSTRALIA:                                                               1.75%
------------------------------------------------------------------------------
Broadcasting & Publishing
  7,069,515        PMP Communications Limited                   $   13,558,726
                   (Note A, p. 6)

Building Materials
  3,072,047        Boral Limited (Note A, p. 6)                      7,651,374

Paper & Forest Products
  4,899,941        Amcor Limited (Note A, p. 6)                     21,063,739

Real Estate
  4,134,000        Schroders Property Fund                           7,491,216
 22,775,634        Westfield Trust                                  47,899,266
    745,135        Westfield Trust RFD (08/31/98)                    1,547,376
                   (Note B, p. 6)
                                                                --------------
Total Australian Stocks
(Cost $108,353,368)                                                 99,211,697
                                                                --------------
------------------------------------------------------------------------------
AUSTRIA:                                                                 1.67%
------------------------------------------------------------------------------
Banking
    425,828        Bank Austria AG (Note B, p. 6)                   28,372,169

Construction & Housing
    136,850        Wienerberger Baustoffindustrie AG                28,164,017

Food & Household Products
    225,465        Brau-Union Goess-Reinighaus                      13,480,250
    181,650        Oesterreichische                                 10,707,054
                   Brau-Beteiligungs AG

Metal-Steel
    314,400        Voest-Alpine Stahl AG                            13,771,988
                                                                --------------
Total Austrian Stocks
(Cost $83,413,207)                                                  94,495,478
                                                                --------------

------------------------------------------------------------------------------
CANADA:                                                                  4.29%
------------------------------------------------------------------------------
Banking
    750,000        Canadian Imperial Bank of Commerce               26,202,492
  2,706,600        National Bank of Canada                          50,813,819

Beverage & Tobacco
     20,000        Imasco Ltd.                                         809,542

Broadcasting & Publishing
    771,200        Torstar Corp. (Class B)                          26,807,072

Conglomerates
    260,000        Edperbrascan Corp. (Class A)                      5,312,489

Energy Sources
    984,350        Nova Scotia Power Inc.                           13,825,433
  1,069,400        Suncor Inc.                                      39,059,498
    468,000        Westcoast Energy Inc.                            11,560,857

Food & Household Products
    355,250        Saskatchewan Wheat Pool (Class B)            $    5,415,817

Metal-Steel
  3,138,900        Dofasco Inc.                                     56,271,348

Paper & Forest Products
    275,900        Donohue Inc. (Class A)                            6,426,016
                                                                --------------
Total Canadian Stocks
(Cost $153,531,860)                                                242,504,383
                                                                --------------
------------------------------------------------------------------------------
FINLAND:                                                                 2.42%
------------------------------------------------------------------------------
Energy Sources
     23,900        Neste Oy                                            706,641

Food & Household Products
     56,900        Huhtamaki Oy                                      3,091,042

Health & Personal Care
  2,719,000        Tamro Oy                                         16,853,156

Insurance
  1,147,600        Sampo Insurance Co.-'A' Free                     45,377,054

Machinery & Engineering
    229,800        Rauma Oy                                          4,256,730
    788,900        Valmet Oy (Note A, p. 6)                         12,646,119

Merchandising
    424,900        Kesko Ltd. (Note A, p. 6)                         6,886,854


Paper & Forest Products
  5,107,800        Enso Oy 'R' (Note A, p. 6)                       47,125,549
                                                                --------------
Total Finnish Stocks
(Cost $106,078,818)                                                136,943,145
                                                                --------------
------------------------------------------------------------------------------
FRANCE:                                                                 12.62%
------------------------------------------------------------------------------
Automobiles
    300,830        Peugeot S.A. (Note A, p. 6)                      51,841,297
    955,875        Renault S.A. (Notes A & B, p. 6)                 42,569,020
     84,454        Sylea (Note A, p. 6)                              9,157,416

Banking
    410,000        Banque Nationale de Paris                        31,853,973
    540,796        Credit National                                  36,649,346
    180,415        Societe Generale (Note A, p. 6)                  36,097,556

Broadcasting & Publishing
     14,335        Metropole S.A.                                    1,919,814
    601,845        Television Francaise 1 (TF1)                     74,775,418

Building Materials
    208,000        Lafarge (Note A, p. 6)                           17,687,132

Business & Public Services
    249,152        Compagnie Generale des Eaux                      40,443,229
                   (Note A, p. 6)

Chemicals
    700,000        Rhone-Poulenc                                    35,567,568

Electrical & Electronics
    364,891        Alcatel Alsthom (Note A, p. 6)                   68,474,100

Energy Sources
     93,702        ESSO SAF                                          9,071,594


*See Note 1, page 28 in Notes to Financial Statements.

                                  Schedule of Investments--Stock Portfolios  1

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------
    521,526        Societe Nationale Elf Aquitaine              $   68,330,635
                   (Note A, p. 6)


Food & Household Products
     70,000        Eridania Beghin-Say S.A.                         14,005,647

Machinery & Engineering
    412,460        Vallourec (Note A, p. 6)                         32,610,795

Merchandising
     16,817        Galeries Lafayette S.A.                          11,662,681

Metal-Steel
  3,544,098        Usinor, S.A. (Note A, p. 6)                      59,244,623

Real Estate
    258,705        Sefimeg (Note A, p. 6)                           17,198,299
    334,408        Simco (Note A, p. 6)                             28,490,105

Textiles/Apparel
    293,000        Chargeurs S.A.                                   18,958,128

Utilities-Electric, Gas & Water
     48,780        Suez Lyonnaise des Eaux                           7,044,469
                                                                --------------
Total French Stocks
(Cost $532,306,093)                                                713,652,845
                                                                --------------
------------------------------------------------------------------------------
GERMANY:                                                                15.86%
------------------------------------------------------------------------------
Banking
  3,114,730        Commerzbank (Note A, p. 6)                      112,494,371
  1,736,650        Dresdner Bank (Note A, p. 6)                     79,060,274
  2,752,660        IKB Deutsche Industriebank                       56,554,881

Building Materials
     43,033        Dyckerhoff AG (Vorzug)                           11,982,372

Chemicals
  1,973,500        BASF AG (Note A, p. 6)                           87,762,091
  1,482,700        Bayer AG (Note A, p. 6)                          67,819,967

Electrical & Electronics
  1,234,300        Siemens AG (Stamm) (Note A, p. 6)                82,618,118

Food & Household Products
      6,250        Sudzucker AG (Stamm)                              3,112,244
     16,475        Sudzucker AG (Vorzug)                             8,551,269

Health & Personal Care
    622,660        Dragerwerk AG (Vorzug)                           13,028,543
     96,176        Merck KGaA                                        4,068,975
     22,800        Wella AG (Stamm)                                 18,306,074
     11,275        Wella AG (Vorzug) (Note A, p. 6)                  9,692,763

Insurance

    105,100        Hannover Rueckversicherungs AG                   14,376,632

Machinery & Engineering
     64,200        MAN AG (Stamm) (Note A, p. 6)                    21,382,066
    116,750        MAN AG (Vorzug) (Note A, p. 6)                   29,320,848

Merchandising
     57,450        Herlitz AG (Stamm) (Note A, p. 6)                 4,255,441
     79,600        Herlitz AG (Vorzug)                               5,680,949
     79,680        Metro AG (Stamm) (Note A, p. 6)                   3,515,389
    947,635        Metro AG (Vorzug)                                30,741,586

Non-Financial
     61,470        Grohe (Friedrich) AG (NVP)                       17,348,728

Tires & Rubber
  1,655,200        Continental AG                               $   41,971,766

Utilities-Electric, Gas & Water
  2,047,000        VEBA AG (Note A, p. 6)                          145,206,347
     51,920        Viag AG (Note A, p. 6)                           28,296,267
                                                                --------------
Total German Stocks
(Cost $668,723,703)                                                897,147,961
                                                                --------------
------------------------------------------------------------------------------
HONG KONG:                                                               0.04%
------------------------------------------------------------------------------
Real Estate
  6,474,000        Tai Cheung Holdings                               2,193,146
                                                                --------------
Total Hong Kong Stocks
(Cost $5,773,715)                                                    2,193,146
                                                                --------------
------------------------------------------------------------------------------
ITALY:                                                                  12.08%
------------------------------------------------------------------------------
Automobiles
 14,676,478        Magneti Marelli S.p.A. ORD                       45,712,036
                   (Notes A & D, p. 6)
  2,267,500        Magneti Marelli S.p.A. RNC                        6,888,324
                   (Notes A & D, p. 6)

Banking
 31,392,000        Banca Commerciale Italiana                      156,477,841
                   (Note A, p. 6)

  1,819,200        Banca Popolare di Bergamo                        41,638,025
  3,422,000        Banca Popolare di Milano                         31,432,469
                   (Note A, p. 6)

Chemicals
  4,110,000        Montefibre S.p.A. ORD (Note A, p. 6)              4,599,232
    740,000        Montefibre S.p.A. RNC                               762,732


Conglomerates
  1,364,000        IFIL Finanziaria di                               7,632,564
                   Partecipazioni S.p.A.
     52,500        Italmobiliare S.p.A. RNC                          2,080,590

Energy Sources
 14,702,580        ENI S.p.A. (Note A, p. 6)                        99,595,261

Insurance
  4,000,000        Istituto Nazionale delle Assicurazioni           13,070,762

Machinery & Engineering
  6,090,000        Finmeccanica S.p.A. ORD                           8,361,640
                   (Notes A & B, p. 6)
    750,000        Finmeccanica S.p.A. RNC                           1,028,113
                   (Notes A & B, p. 6)

Telecommunications
 24,303,055        Telecom Italia S.p.A. ORD (Note A, p. 6)        191,544,868
 11,910,673        Telecom Italia S.p.A. RNC                        72,731,548
                                                                --------------
Total Italian Stocks
(Cost $363,209,478)                                                683,556,005
                                                                --------------
------------------------------------------------------------------------------
JAPAN:                                                                  25.62%
------------------------------------------------------------------------------
Appliances & Household Durables
  6,416,000        Matsushita Electric Industrial                  103,060,532
                   Co., Ltd. (Note A, p. 6)

2  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------

Automobiles

  1,282,000        Aisin Seiki Co., Ltd. (Note A, p. 6)         $   13,279,489
    393,000        Toyoda Gosei Co., Ltd.                            1,233,057

Banking
    413,490        Bank of Iwate                                    21,384,470
    390,000        Bank of Kyoto                                     2,019,891
  1,540,000        Biwako Bank                                       5,143,929
  3,381,000        Higo Bank                                        17,688,549
  2,194,000        Hyakugo Bank                                      9,930,433
    207,000        Hyakujushi Bank                                   1,055,005
  2,896,000        Kagoshima Bank                                   12,781,745

  2,801,000        Michinoku Bank (Note A, p. 6)                    15,663,313
  1,961,120        Miyazaki Bank (Note A, p. 6)                      7,890,113
    368,000        Nanto Bank                                        1,850,704
  1,733,000        Oita Bank                                         8,936,543
  9,150,000        Sakura Bank (Note A, p. 6)                       32,486,018
  6,078,000        Toho Bank (Note A, p. 6)                         25,274,624
    162,300        Yamagata Bank (Note A, p. 6)                        743,126

Beverage & Tobacco
     15,000        Chukyo Coca-Cola Bottling Co., Ltd.                 120,473
    422,000        Hokkaido Coca-Cola Bottling Co., Ltd.             3,801,088
  1,341,000        Kinki Coca-Cola Bottling Co., Ltd.               15,199,174
                   (Note A, p. 6)
    408,540        Kita Kyushu Coca-Cola Bottling                    8,034,338
                   Co., Ltd.
    715,000        Sanyo Coca-Cola Bottling Co., Ltd.                6,869,581
                   (Note A, p. 6)
    687,000        Shikoku Coca-Cola Bottling Co., Ltd.              6,909,964
                   (Note A, p. 6)

Business & Public Services
  1,254,000        Toppan Printing Co., Ltd. (Note A, p. 6)         15,436,742

Chemicals
  1,393,000        Kansai Paint Co., Ltd. (Note A, p. 6)             3,555,038

Construction & Housing
  1,881,400        Daito Trust Construction Co., Ltd.               14,121,973
                   (Note A, p. 6)
  4,677,000        Sekisui House Ltd. (Note A, p. 6)                38,265,564

Electrical & Electronics
    342,000        Canon Sales Co., Inc. (Note A, p. 6)              4,749,108
  7,145,000        Hitachi Ltd. (Note A, p. 6)                      52,022,141
  2,612,000        Mitsubishi Electric Corp.                         6,862,075
  2,568,000        Taiyo Yuden Co., Ltd. (Note A, p. 6)             29,299,004
 18,356,000        Toshiba Corp. (Note A, p. 6)                     74,402,249

Energy Sources
  2,651,000        General Sekiyu Group (Note A, p. 6)              12,177,984

Financial Services
  7,000,000        Daiwa Securities Co., Ltd.                       29,423,906
                   (Note A, p. 6)
  5,000,000        Nikko Securities Co., Ltd.                       16,138,111
                   (Note A, p. 6)

Food & Household Products
  1,347,400        Ezaki Glico Co., Ltd. (Note A, p. 6)              7,686,425

Health & Personal Care
  6,699,000        Chugai Pharmaceutical Co., Ltd.                  43,746,517
                   (Note A, p. 6)
  1,367,000        Daiichi Pharmaceutical Co., Ltd.             $   17,340,814

                   (Note A, p. 6)
    983,000        Kissei Pharmaceutical Co., Ltd.                  14,019,140
                   (Note A, p. 6)
  1,341,000        Yamanouchi Pharmaceutical Co., Ltd.              30,800,974

Insurance (Non-Life)
  5,247,900        Chiyoda Fire & Marine (Note A, p. 6)             20,325,887
  6,945,000        Dai-Tokyo Fire & Marine (Note A, p. 6)           27,316,043
  2,249,000        Koa Fire & Marine (Note A, p. 6)                  9,588,530
    664,000        Mitsui Marine & Fire (Note A, p. 6)               3,434,010
  7,562,000        Nippon Fire & Marine (Note A, p. 6)              31,048,330
    700,000        Sumitomo Marine & Fire (Note A, p. 6)             4,329,518
  1,037,000        Yasuda Fire & Marine                              5,300,784

Leisure
  2,646,000        Heiwa Corp.                                      28,798,647
    513,700        Sankyo Gunma Co., Ltd.                            9,446,913

Machinery & Engineering
  6,250,000        Makita Corp. (Note A, p. 6)                      65,678,361
  5,050,000        Mitsubishi Heavy Industries, Ltd.                19,218,239
    973,000        Sintokogio (Note A, p. 6)                         4,162,957

Merchandising
  2,201,000        Aoki International Co., Ltd.                     14,059,305
                   (Note A, p. 6)
  3,033,900        Aoyama Trading Co., Ltd. (Note A, p. 6)          72,872,806
  2,010,000        Deodeo Corp. (Note A, p. 6)                      14,182,022
  1,167,000        Laox Co., Ltd. (Note A, p. 6)                     8,584,425

Metal-Steel
  5,090,000        Kurimoto Ltd. (Note A, p. 6)                     23,076,448
  2,981,000        Maruichi Steel Tube Ltd. (Note A, p. 6)          38,709,925
  1,483,000        Yamato Kogyo Co., Ltd. (Note A, p. 6)            11,465,490
  5,420,000        Yodogawa Steel Works Ltd.                        27,257,646
                   (Note A, p. 6)

Miscellaneous Materials
  2,709,000        Yamamura Glass Co., Ltd.                          5,124,173
                   (Note A, p. 6)

Multi-Industry
 10,700,000        Itochu Corp. (Note A, p. 6)                      25,700,881
 11,700,000        Marubeni Corp. (Note A, p. 6)                    30,825,294
  7,454,000        Nissho Iwai Corp. (Note A, p. 6)                 20,421,917

Real Estate
  6,377,000        Daiwa Kosho Lease Co., Ltd.                      29,150,631
                   (Note A, p. 6)
  1,046,480        TOC Co. (Note A, p. 6)                            8,797,580

Textiles/Apparel
  1,345,000        Gunze Limited (Note A, p. 6)                      3,139,763
    858,000        Tokyo Style Co., Ltd.                             8,436,705

    970,000        Wacoal Corp. (Note A, p. 6)                      10,338,900
    350,400        World Co., Ltd. (Note A, p. 6)                    8,153,424

Transportation-Road & Rail
  3,469,000        Seino Transportation Co., Ltd.                   23,096,287
                   (Note A, p. 6)
      3,086        West Japan Railway Co.                           10,493,210

Transportation-Shipping
  8,929,000        Mitsui O.S.K. Lines Ltd.                         14,945,896
                   (Notes A & B, p. 6)


                                  Schedule of Investments--Stock Portfolios  3

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------
  7,887,000        Nippon Yusen Kabushiki Kaisha                $   28,357,086
                   (Note A, p. 6)

Utilities-Electric, Gas & Water
  1,165,000        Hokkaido Electric Power Co., Inc.                16,527,303
                   (Note A, p. 6)
    401,800        Hokuriku Electric Power Co., Inc.                 5,489,030
  1,133,000        Kyushu Electric Power Co., Inc.                  16,583,598
                   (Note A, p. 6)
    317,200        Shikoku Electric Power Co., Inc.                  4,404,729
                   (Note A, p. 6)
    617,400        Tohoku Electric Power Co., Inc.                   9,268,530
                   (Note A, p. 6)
                                                                --------------
Total Japanese Stocks
(Cost $1,914,144,703)                                            1,449,515,147
                                                                --------------
------------------------------------------------------------------------------
MALAYSIA:                                                                0.20%
------------------------------------------------------------------------------
Automobiles
    928,000        Oriental Holdings Berhad                          1,932,274

Financial Services
  3,957,000        Commerce Asset Holding Berhad                     3,447,468

Leisure
    362,000        Berjaya Land Berhad                                 374,893

Miscellaneous Materials
  1,000,000        Golden Hope Plantations Berhad                    1,260,274

Telecommunications
  2,326,000        Technology Resources Industries                   2,651,003

                   Berhad

Transportation-Airlines
  1,300,000        Malaysian Airline System Berhad                   1,531,507
                                                                --------------
Total Malaysian Stocks
(Cost $11,277,182)                                                  11,197,419
                                                                --------------
------------------------------------------------------------------------------
NETHERLANDS:                                                             1.34%
------------------------------------------------------------------------------
Chemicals
     67,872        DSM NV                                            7,096,619

Energy Sources
    259,347        Royal Dutch Petroleum                            14,678,024

Financial Services
    300,000        ING Groep NV                                     17,021,991

Food & Household Products
  1,557,360        Unilever plc                                     14,729,656

Real Estate
    227,529        Wereldhave NV                                    13,008,205

Telecommunications
    178,578        Koninklijke PTT Nederland NV                      9,250,305
                                                                --------------
Total Netherlands Stocks (Cost $52,865,209)                         75,784,800
                                                                --------------
------------------------------------------------------------------------------
SINGAPORE:                                                               1.20%
------------------------------------------------------------------------------
Banking
  2,200,000        Development Bank of Singapore                    16,076,792
                   Ltd. (Foreign)
  3,666,000        Overseas Union Bank Ltd. (Foreign)           $   14,303,019

Electrical & Electronics
    975,000        Creative Technology Ltd. (Note B, p. 6)          21,937,500

Machinery & Engineering
  1,662,000        Keppel Fels Ltd. (Note A, p. 6)                   4,652,262

Real Estate
  2,155,000        Keppel Land Ltd.                                  2,976,095
  2,548,000        Singapore Land Ltd. (Note A, p. 6)                8,205,357
                                                                --------------
Total Singapore Stocks
(Cost $70,940,847)                                                  68,151,025
                                                                --------------
------------------------------------------------------------------------------
SPAIN:                                                                   5.80%

------------------------------------------------------------------------------
Banking
  1,516,180        Argentaria S.A.                                 125,607,560

Construction & Housing
  1,227,455        Dragados Y Construcciones S.A.                   40,440,618

Energy Sources
    460,150        Repsol S.A.                                      23,488,409

Utilities-Electric, Gas & Water
  2,601,907        Fuerzas Electricas de Cataluna S.A.              27,027,199
  8,431,704        Union Electrica Fenosa S.A.                     111,494,930
                                                                --------------
Total Spanish Stocks
(Cost $164,391,345)                                                328,058,716
                                                                --------------
------------------------------------------------------------------------------
SWEDEN:                                                                  0.26%
------------------------------------------------------------------------------
Appliances & Household Durables
    111,150        Electrolux AB (Class B)                           9,175,036

Paper & Forest Products
     25,000        Svenska Cellulosa AB                                687,887

Real Estate
     56,080        Nackebro Fastighets AB                              862,715
    253,190        Tornet Fastighets AB (Note A, p. 6)               3,736,655
                                                                --------------
Total Swedish Stocks
(Cost $7,437,276)                                                   14,462,293
                                                                --------------
------------------------------------------------------------------------------
SWITZERLAND:                                                             0.69%
------------------------------------------------------------------------------
Banking
      9,700        Swiss Bank Corporation                            3,416,792

Food & Household Products
      6,575        Nestle S.A.                                      12,563,447

Machinery & Engineering
      7,350        Bobst AG Bearer                                  14,029,846
      3,115        Bobst AG Registered                               2,962,775

Retail
     23,000        Valora Holdings AG                                5,778,288
                                                                --------------
Total Swiss Stocks
(Cost $25,654,704)                                                  38,751,148
                                                                --------------

4  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------
UNITED KINGDOM:                                                          9.42%
------------------------------------------------------------------------------
Automobiles
  4,633,398        Lex Service plc                              $   41,961,597

Beverage & Tobacco
    613,000        Imperial Tobacco Group plc                        4,504,848
    450,000        Matthew Clark plc                                 1,581,929

Broadcasting & Publishing
  3,000,000        Mirror Group plc                                  9,717,563
  1,169,540        United News & Media plc                          16,024,663

Building Materials
    364,434        Hanson plc                                        2,208,425
    359,333        Redland plc                                       2,075,254

Construction & Housing
  9,415,494        Tarmac plc                                       18,519,792

Energy Sources
  1,694,000        Premier Oil plc                                   1,091,765
  6,179,400        Shell Transport & Trading Co., plc               45,385,652

Food & Household Products
 11,102,960        Hazlewood Foods plc                              36,800,956
  4,038,269        Hillsdown Holdings plc                           11,897,701

Health & Personal Care
  6,250,000        Smith & Nephew plc                               17,367,737

Insurance
  4,615,809        Commercial Union plc                             90,172,445
  5,171,622        Guardian Royal Exchange plc                      37,053,197
  2,986,503        Royal & Sun Alliance Insurance                   37,995,458
                   Group plc

Merchandising
    358,491        J. Sainsbury plc                                  3,089,084
    279,399        Safeway plc                                       1,732,879
  5,081,600        Somerfield plc                                   30,092,070

Metal-Steel
  4,143,900        British Steel plc                                 9,833,032

Miscellaneous Materials
  6,257,500        BTR plc                                          20,609,656
  1,664,900        Powell Duffryn plc                               15,523,816


Textiles/Apparel
  2,250,000        Courtaulds Textiles plc                          13,213,626

Utilities-Electric, Gas & Water
    724,600        Anglian Water plc                                11,341,358
  3,262,480        South West Water plc                             53,248,529
                                                                --------------
Total United Kingdom Stocks
(Cost $348,299,037)                                                533,043,032
                                                                --------------
Total Equities
(Cost $4,616,400,545)                                            5,388,668,240
                                                                --------------

------------------------------------------------------------------------------
Quantity           Description                                    Market Value
------------------------------------------------------------------------------
RIGHTS (Note B, p. 6):                                                   0.00%
------------------------------------------------------------------------------
FRANCE-Building Materials
    208,000        Lafarge (Expiration 04/08/1998)              $       271,852

SINGAPORE-Banking
    400,000        Development Bank of Singapore                             0
                   Ltd. (Foreign)
                   (Expiration 04/28/1998)
                   (Note E, p. 6)
                                                                --------------
Total Rights (Cost $0)                                                 271,852
                                                                --------------
------------------------------------------------------------------------------
WARRANTS (Note B, p. 6):                                                 0.01%
------------------------------------------------------------------------------
FRANCE-Business & Public Services
    456,869        Compagnie Generale des Eaux                         512,342
                   (Expiration 05/02/2001)

HONG KONG-Real Estate
  1,011,229        Great Eagle Holdings                                 50,892
                   (Expiration 11/30/1998)
                                                                --------------
Total Warrants (Cost $0)                                               563,234
                                                                --------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                    0.99%
------------------------------------------------------------------------------
 56,009,000        State Street Bank & Trust Co.,                   56,009,000
                   Repurchase Agreement,
                   Dated 03/31/1998, 5.60%
                   maturing 04/01/1998 for $56,017,713,
                   Collateral 55,345,000 principal
                   amount U.S. Treasury Note,
                   7.125%, 02/29/2000, Value
                   $57,129,987
                                                                --------------
Total Repurchase Agreement
(Cost $56,009,000)                                                  56,009,000

                                                                --------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $4,672,409,545)          96.26%         $5,445,512,326
(Note F, p. 6)

Cash and Other Assets, Less Liabilities           3.74             211,416,490
(Note G, p. 6)                                --------          --------------

Net Assets (Equivalent to $21.02
per share based on 269,169,144
shares of capital stock outstanding)            100.00%         $5,656,928,816
                                              ========          ==============


                                  Schedule of Investments--Stock Portfolios  5

------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
------------------------------------------------------------------------------
                                                                  Unrealized
                                           Contract              Appreciation/
Quantity      Description                   Amount              (Depreciation)
------------------------------------------------------------------------------
400           Australian ALL ORD         $18,583,463            $    (251,342)
              June 1998
147           British FT-SE 100           14,411,911                  270,864
              June 1998
227           Canadian TSE 35              1,508,719                 (197,053)
              June 1998
400           French CAC 40               48,969,361                  702,281
              June 1998
100           Italian MIB30               19,116,909                  244,583
              June 1998
600           Japanese TOPIX              57,214,710               (1,009,044)
              June 1998
                                                                --------------
Total Long Stock Index Futures Contracts                        $    (239,711)
                                                                --------------
------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity          Description                                     Market Value
------------------------------------------------------------------------------
     2,344,592    Australian Dollar                             $    1,550,595
    12,014,814    Austrian Schilling                                   923,329
     6,109,550    British Pound                                     10,227,380
    14,229,116    Canadian Dollar                                   10,042,783
     4,349,741    Deutschemark                                       2,351,783
    72,771,837    Finnish Markka                                    12,961,525
   166,501,804    French Franc                                      26,865,963

    11,977,524    Hong Kong Dollar                                   1,545,726
24,676,843,960    Italian Lira                                      13,536,393
 5,086,086,501    Japanese Yen                                      38,176,666
    39,941,494    Malaysian Ringgit                                 10,942,875
    17,402,107    Netherlands Guilder                                8,346,534
     8,266,444    Singapore Dollar                                   5,119,334
   169,059,031    Spanish Peseta                                     1,077,358
       871,258    Swedish Krona                                        108,969
     9,195,410    Swiss Franc                                        6,031,755
                                                                --------------
Total Foreign Currencies                                        $  149,808,968
                                                                --------------
------------------------------------------------------------------------------

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date

(B) Non-income-producing security

(C) Explanation of abbreviations:
    RFD-Restricted for Dividends
    Vorzug-German Preferred Share
    Stamm-German Ordinary Share
    NVP-Non-Voting Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share

(D) Affiliated company (see Note 3B of the Notes to Financial Statements)

(E) Fair-valued security

(F) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

(G) Includes $925,890 (Australian dollar), $615,195 (British pound), $801,073 (Canadian dollar), $2,258,975 (French franc), $1,137,009 (Italian lira), and $7,431,037 (Japanese yen) U.S. dollar equivalent pledged as collateral for futures transactions.

(H) Allocation of assets by industry as of March 31, 1998:

    Appliances & Household Durables               1.98%
    Automobiles                                   3.79
    Banking                                      17.85
    Beverage & Tobacco                            0.85
    Broadcasting & Publishing                     2.52
    Building Materials                            0.74
    Business & Public Services                    1.00
    Chemicals                                     3.66
    Conglomerates                                 0.27
    Construction & Housing                        2.47
    Electrical & Electronics                      6.02
    Energy Sources                                5.99
    Financial Services                            1.17

    Food & Household Products                     2.51
    Health & Personal Care                        3.27
    Insurance                                     4.21
    Insurance (Non-Life)                          1.79
    Leisure                                       0.68
    Machinery & Engineering                       3.89
    Merchandising                                 3.67
    Metal-Steel                                   4.24
    Miscellaneous Materials                       0.75
    Multi-Industry                                1.36
    Non-Financial                                 0.31
    Paper & Forest Products                       1.33
    Real Estate                                   3.03
    Retail                                        0.10
    Telecommunications                            4.88
    Textiles/Apparel                              1.10
    Tires & Rubber                                0.74
    Transportation-Airlines                       0.03
    Transportation-Road & Rail                    0.59
    Transportation-Shipping                       0.77
    Utilities-Electric, Gas & Water               7.71
    Repurchase Agreement                          0.99
    Cash and Other Assets, Less Liabilities       3.74
                                               --------
    Total                                       100.00%
                                               ========

See Notes to Financial Statements.

6  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                  Bernstein Emerging Markets Value Portfolio
                          March 31, 1998 (Unaudited)

Shares             Description                                   Market Value*
------------------------------------------------------------------------------
EQUITIES:                                                               93.81%
------------------------------------------------------------------------------
ARGENTINA:                                                               5.20%
------------------------------------------------------------------------------
Beverage & Tobacco
     50,082        Nobleza Piccardo S.A.I.C.                    $      252,956

Energy Sources
  2,490,600        Astra Cia Argentina de Petroleo S.A.              4,732,921
    565,000        Central Costanera S.A. (Class B)                  1,938,270
     60,000        YPF S.A.                                          2,034,335
     25,000        YPF S.A. ADR                                        850,000


Financial Services
     89,000        Bansud S.A. (Class B) (Note B, p. 11)               845,640

Metal-Steel
  3,342,088        Siderca S.A.I.C.                                  8,891,421

Real Estate
    332,300        IRSA Inversiones y                                1,256,302
                   Representaciones S.A.
      3,700        IRSA Inversiones y                                  141,756
                   Representaciones S.A. GDR

Utilities-Electric, Gas & Water
  1,943,759        Central Puerto S.A.                               6,143,292
                                                                --------------
Total Argentine Stocks (Cost $20,629,646)                           27,086,893
                                                                --------------
------------------------------------------------------------------------------
BRAZIL:                                                                  6.72%
------------------------------------------------------------------------------
Banking
  111,900,000      Banco Bradesco S.A. (PFD)                         1,156,399

Financial Services
  4,406,000        Itausa Investimentos Itau S.A.                    3,526,350

Food & Household Products
173,026,676        Ceval Alimentos S.A. (Note B, p. 11)                456,535
    493,493        Santista Alimentos S.A.                             520,837

Metal-Steel
 67,700,000        Companhia Siderurgica de                          1,149,173
                   Tubarao (PFD) (Class B)
  4,714,293        Gerdau Metalurgica S.A.                             124,388
 83,558,114        Gerdau Metalurgica S.A. (PFD)                     3,174,767
191,486,156        Gerdau S.A. (PFD)                                 3,587,208

Paper & Forest Products
    183,000        Companhia Suzano de Papel                           273,615
                   e Celulose (PFD)
148,663,014        Votorantim Celulose Papel S.A. (PFD)              3,138,005

Utilities-Electric, Gas & Water
    779,000        Centrais Eletricas Brasileiras ADR               17,917,000
                                                                --------------
Total Brazilian Stocks (Cost $26,157,121)                           35,024,277
                                                                --------------
------------------------------------------------------------------------------
CHILE:                                                                   3.91%
------------------------------------------------------------------------------
Banking
     80,000        Banco BHIF S.A. ADR                          $    1,060,000
     33,800        Banco de Santiago S.A. ADR                          760,500


Beverage & Tobacco
    196,000        Compania Cervecerias Unidas                       5,929,000
                   S.A. ADR

Food & Household Products
    158,000        Cristalerias de Chile ADR                         2,192,250

Telecommunications
    155,550        Compania de Telecomunicaciones                    4,287,347
                   de Chile S.A. ADR

Utilities-Electric, Gas & Water
    254,959        Chilgener S.A. ADR                                6,134,951
                                                                --------------
Total Chilean Stocks
(Cost $18,505,125)                                                  20,364,048
                                                                --------------
------------------------------------------------------------------------------
CHINA:                                                                   4.40%
------------------------------------------------------------------------------
Appliances & Household Durables
 16,459,502        Shenzhen China Bicycles Co., Ltd.                 2,846,342
                   (Notes B & C, p. 11)

Chemicals
 56,100,000        Jilin Chemical Industrial Co., Ltd.               6,588,246
                   (Note C, p. 11)
 13,600,000        Shanghai Petrochemical Co., Ltd.                  2,053,479

Energy Sources
 14,102,000        Harbin Power Equipment Co., Ltd.                  1,965,486

Metal-Steel
  4,968,000        Maanshan Iron & Steel Co., Ltd.                     506,494

Mining
  4,980,000        Yanzhou Coal Mining Co., Ltd.                     1,568,140
                   (Note B, p. 11)

Utilities-Electric, Gas & Water
    315,000        Huaneng Power International Inc.,                 7,402,500
                   Ltd. ADR (Note B, p. 11)
                                                                --------------
Total Chinese Stocks
(Cost $27,034,041)                                                  22,930,687
                                                                --------------
------------------------------------------------------------------------------
INDIA:                                                                   5.13%
------------------------------------------------------------------------------

Automobiles
    572,200        Ashok Leyland Ltd.                                  599,648
    310,000        Ashok Leyland Ltd. GDR                              883,500


Chemicals
  1,035,700        Indo Gulf Fertilisers & Chemicals                   967,405
                   Corp., Ltd.
    285,000        Indo Gulf Fertilisers & Chemicals                   235,125
                   Corp., Ltd. GDR
    600,000        Indo Gulf Fertilisers & Chemicals                   495,000
                   Corp., Ltd. GDR
  1,254,900        Southern Petrochemical Industries                 1,065,736
                   Corp., Ltd.


*See Note 1, page 28 in Notes to Financial Statements.

                                  Schedule of Investments--Stock Portfolios  7

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------
  1,014,000        Southern Petrochemical Industries            $    4,613,700
                   Corp., Ltd. GDS

Financial Services
  1,859,150        Industrial Credit & Investment Corp.              4,334,330
                   of India Ltd.
     17,000        Industrial Credit & Investment Corp.                259,250
                   of India Ltd. GDR
    303,000        Industrial Credit & Investment Corp.              4,620,750
                   of India Ltd. GDR

Health & Personal Care
    578,950        Cheminor Drugs Ltd.                               2,322,835

Utilities-Electric, Gas & Water
    667,000        BSES Ltd.                                         3,538,874
    157,000        BSES Ltd. GDR                                     2,786,750
                                                                --------------
Total Indian Stocks
(Cost $28,793,493)                                                  26,722,903
                                                                --------------
------------------------------------------------------------------------------
INDONESIA:                                                               4.77%
------------------------------------------------------------------------------
Automobiles
 16,001,000        PT Gajah Tunggal                                    739,931

Food & Household Products
 31,726,000        PT Fiskaragung Perkasa                            2,475,728
 12,403,500        PT Sinar Mas Agro Resources                       1,613,172
                   & Technology Corp.

Miscellaneous Materials
 23,825,000        GT Kabelmetal Indonesia                             895,159


Paper & Forest Products
    361,500        Asia Pulp & Paper Co., Ltd. ADR                   5,377,313
  9,628,500        PT Inti Indorayon Utama (Note B, p. 11)           1,140,949

Real Estate
  2,320,800        PT Dharmala Intiland                                 93,905

Telecommunications
  1,680,500        PT Indosat                                        2,700,457
      5,500        PT Indosat ADR                                       84,906

Textiles/Apparel
 29,596,000        PT Indorama Synthetics                            9,751,283
                                                                --------------
Total Indonesian Stocks
(Cost $44,022,143)                                                  24,872,803
                                                                --------------
------------------------------------------------------------------------------
ISRAEL:                                                                  5.47%
------------------------------------------------------------------------------
Banking
  2,430,000        Bank Hapoalim                                     6,648,851
  1,543,430        Israel Discount Bank                              1,760,322

Electrical & Electronics
    556,991        Israel Electric Wire & Cable                      1,986,162

Health & Personal Care
    242,100        Elscint Ltd. (Note B, p. 11)                      1,755,225

Multi-Industry
  1,999,527        Israel Land Development                          11,374,821
                   (Notes B & C, p. 11)
      8,500        Israel Land Development ADR                         155,125
                   (Note B, p. 11)

Telecommunications
    570,000        Bezeq The Israeli Telecommunication          $    1,537,463
                   Corp., Ltd.

Textiles/Apparel
  2,913,527        Kitan Consolidated Ltd.                           3,298,698
                   (Note B, p. 11)
                                                                --------------
Total Israeli Stocks
(Cost $21,081,213)                                                  28,516,667
                                                                --------------
------------------------------------------------------------------------------
MALAYSIA:                                                                7.54%
------------------------------------------------------------------------------
Automobiles
    674,560        Oriental Holdings Berhad                          1,404,564
  2,696,000        Tan Chong Motor Berhad                            1,942,597


Building Materials
  3,645,500        Cement Industries of Malaysia                     3,116,153
                   Berhad

Financial Services
  4,864,000        Commerce Asset Holding Berhad                     4,237,677

Leisure
  2,513,000        Berjaya Land Berhad                               2,602,504

Miscellaneous Materials
  2,910,000        Golden Hope Plantations Berhad                    3,667,397
  1,822,000        Kuala Lumpur Kepong Berhad                        4,367,808
 11,720,800        Malaysia Mining Corp. Berhad                      7,546,269

Real Estate
  2,101,000        Bolton Properties Berhad                            638,934

Transportation-Airlines
  3,652,000        Malaysian Airline System Berhad                   4,302,356

Utilities-Electric, Gas & Water
  2,174,000        Tenaga Nasional Berhad                            5,479,671
                                                                --------------
Total Malaysian Stocks
(Cost $52,301,908)                                                  39,305,930
                                                                --------------
------------------------------------------------------------------------------
MEXICO:                                                                  8.46%
------------------------------------------------------------------------------
Banking
  2,530,000        Grupo Financiero Bancomer S.A.                    1,491,381
                   de C.V.
  4,254,000        Grupo Financiero Serfin S.A. de C.V.                949,107

Financial Services
    150,000        Grupo Financiero Banamex S.A. de C.V.               348,755
                   (Note B, p. 11)
    552,000        Grupo Financiero Banamex S.A. (NVP)               1,406,576
                   (Note B, p. 11)

Food & Household Products
    494,000        Grupo Minsa S.A. de C.V. ADR                      2,725,793
                   (Note B, p. 11)

Merchandising
  6,240,000        Controladora Comercial Mexicana                   7,620,479
                   S.A. de C.V.
    272,250        Controladora Comercial Mexicana                   6,670,125
                   S.A. de C.V. GDR

8  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------

Metal-Nonferrous
    253,000        Grupo Mexico S.A. (Note B, p. 11)            $      772,428
    197,144        Grupo Mexico S.A. (NVP)                             643,566
                   (Note B, p. 11)

Metal-Steel
  1,442,000        Hylsamex S.A.                                     6,646,137

Multi-Industry
  2,430,200        Cydsa S.A.                                        4,993,953

Telecommunications
    165,000        Telefonos de Mexico S.A.                            466,944
    165,325        Telefonos de Mexico S.A. ADR                      9,320,197
                                                                --------------
Total Mexican Stocks
(Cost $43,970,330)                                                  44,055,441
                                                                --------------
------------------------------------------------------------------------------
PHILIPPINES:                                                             5.90%
------------------------------------------------------------------------------
Banking
    672,000        Philippine Commercial International               3,324,631
                   Bank
  2,217,577        Philippine National Bank (Note B, p. 11)          5,427,228

Conglomerates
    655,920        First Philippine Holdings Corp.                     621,398
                   (Class B)
 48,507,000        JG Summit Holding Inc.                            5,297,475

Food & Household Products
 22,069,500        Universal Robina Corp.                            4,646,210

Real Estate
 57,108,500        Robinson's Land Corp. - Series 'B'                3,697,024
                   (Notes B & C, p. 11)

Telecommunications
    143,940        Philippine Long Distance                          3,996,229
                   Telephone Co.
     59,400        Philippine Long Distance                          1,655,775
                   Telephone Co. ADR

Transportation-Shipping
 43,030,000        William Gothong & Aboitiz                         2,060,911
                                                                --------------

Total Philippine Stocks
(Cost $51,342,371)                                                  30,726,881
                                                                --------------
------------------------------------------------------------------------------
PORTUGAL:                                                                4.29%
------------------------------------------------------------------------------
Banking
    255,000        Banco Totta & Acores S.A.                         9,453,921

Paper & Forest Products
    397,000        Portucel Industrial-Empresa                       3,627,198
                   Produtora de Celulose S.A.

Utilities-Electric, Gas & Water
    398,000        Electricidade de Portugal S.A.                    9,248,482
                                                                --------------
Total Portuguese Stocks
(Cost $15,003,376)                                                  22,329,601
                                                                --------------

------------------------------------------------------------------------------
Shares             Description                                    Market Value
------------------------------------------------------------------------------
SOUTH AFRICA:                                                            9.87%
------------------------------------------------------------------------------
Automobiles
    672,300        Toyota South Africa Ltd.                         $3,070,777

Banking
  1,993,362        ABSA Group Ltd.                                  18,110,677

Beverage & Tobacco
    611,800        Rembrandt Group Ltd.                              5,054,291

Chemicals
  2,204,300        AECI Ltd.                                         8,229,737

Food & Household Products
    543,000        Foodcorp Ltd.                                     3,407,566

Metal-Steel
 20,082,662        S.A. Iron & Steel Industrial                      5,543,620
                   Corp., Ltd.

Mining
    193,900        De Beers Consolidated Mines Ltd.                  4,228,025
      2,500        De Beers Consolidated Mines                          54,844
                   Ltd. ADR

    719,800        Free State Consolidated Gold                      3,359,209
                   Mines Ltd.
     75,000        Free State Consolidated Gold Mines                  346,875
                   Ltd. ADR
                                                                --------------
Total South African Stocks
(Cost $61,847,397)                                                  51,405,621
                                                                --------------
------------------------------------------------------------------------------
SOUTH KOREA:                                                             7.20%
------------------------------------------------------------------------------
Banking
    899,579        Daegu Bank                                        1,831,634
    428,060        Jeon Buk Bank (Note B, p. 11)                       809,760
  1,294,680        Kwang Ju Bank (Note B, p. 11)                     2,402,402
  1,171,940        Kyung Nam Bank (Note B, p. 11)                    2,538,498
  1,256,830        Pusan Bank (Note B, p. 11)                        2,686,077

Beverage & Tobacco
     86,618        Hite Brewery Co., Ltd.                              794,259

Building Materials
     82,430        Asia Cement Manufacturing Co., Ltd.                 833,227

Electrical & Electronics
  1,587,890        Daewoo Electronics Co. (Note B, p. 11)            6,821,621

Energy Sources
     60,000        Seoul City Gas Co., Ltd. (Note B, p. 11)          1,793,502
    140,000        Ssangyong Oil Refining Co., Ltd.                  1,263,538
                   (Note B, p. 11)

Metal-Steel
     97,692        Inchon Iron & Steel Co., Ltd.                       472,589
                   (Note B, p. 11)
     95,000        Pohang Iron & Steel Co., Ltd.                     4,252,708

Multi-Industry
    890,310        Daewoo Corp.                                      3,439,104
    237,000        Samsung Corp. (Note B, p. 11)                       973,668

Textiles/Apparel
    409,848        Hyosung T&C Co., Ltd. (Note B, p. 11)             3,728,581


                                  Schedule of Investments--Stock Portfolios  9

Tires & Rubber
    294,660        Korea Kumho Petrochemical Co.                      $559,535

Utilities-Electric, Gas & Water
    154,000        Korea Electric Power Corp.                        2,001,444
     25,000        Kukdong City Gas Co., Ltd.                          333,935
                   (Note B, p. 11)
                                                                --------------
Total South Korean Stocks (Cost $62,722,588)                        37,536,082
                                                                --------------

------------------------------------------------------------------------------
TAIWAN:                                                                  5.90%
------------------------------------------------------------------------------
Building Materials
  3,412,500        Pacific Construction                              2,179,848

Electrical & Electronics
    322,069        Teco Electric & Machinery Ltd. GDR                4,299,621

Financial Services
  3,226,524        China Bills Finance Corp.                         1,737,170
  1,771,000        International Bills Finance Corp.                 1,007,383

Food & Household Products
  6,819,700        Great Wall Enterprises Co.                        4,418,543

Metal-Steel
    484,825        China Steel Corp.                                   324,446
    436,992        China Steel Corp. GDS                             6,194,361

Textiles/Apparel
  6,219,430        Far Eastern Textile                               6,810,631
  6,594,000        Shinkong Synthetic Fibers Corp.                   3,790,923
                                                                --------------
Total Taiwanese Stocks
(Cost $33,781,408)                                                  30,762,926
                                                                --------------
------------------------------------------------------------------------------
THAILAND:                                                                4.27%
------------------------------------------------------------------------------
Banking
  7,277,700        First Bangkok City Bank Public                            0
                   Co., Ltd. (Foreign) (Note D, p. 11)
    279,500        Thai Farmers Bank Public Co.,                       692,535
                   Ltd. (Foreign)

Building Materials
  4,728,100        Thai-German Ceramic Industry                      1,201,550
                   Co., Ltd. (Foreign) (Note B, p. 11)

Financial Services
     10,000        Asia Credit Public Co., Ltd.                          5,845
  2,550,000        Industrial Finance Corporation of                 1,490,470
                   Thailand (Foreign) (Note B, p. 11)
  3,019,200        National Finance & Securities                     1,668,808
                   Public Co., Ltd. (Foreign)
  2,089,400        Phatra Thanakit Public Co.,                       2,920,382
                   Ltd. (Foreign) (Note B, p. 11)

Insurance
    369,000        Ayudhya Insurance Public Co.,                     1,781,703
                   Ltd. (Foreign)
      5,100        Ayudhya Insurance Public Co.,                        22,681
                   Ltd. (Local)
    444,000        Bangkok Insurance Public Co.,                     3,949,174
                   Ltd. (Foreign)

Merchandising
  1,552,300        Saha Pathana Inter-Holding                     $  1,538,493
                   Ltd. (Foreign)

Telecommunications
 10,003,900        Jasmine International Public Co.,                 6,037,933
                   Ltd. (Foreign)
  3,754,900        Thai Telephone & Telecommunication                  954,231
                   Public Co., Ltd. (Foreign)
                   (Note B, p. 11)
                                                                --------------
Total Thai Stocks (Cost $49,555,426)                                22,263,805
                                                                --------------
------------------------------------------------------------------------------
TURKEY:                                                                  4.78%
------------------------------------------------------------------------------
Automobiles
  6,000,000        Ford Otomotiv Sanayi A.S.                         3,701,952

Banking
376,297,933        Yapi ve Kredi Bankasi A.S.                       13,001,677

Building Materials
 48,650,000        Baticim Bati Anadolu Cimento                      4,352,415
                   Sanayii A.S.

Chemicals
 50,948,000        Sasa Sun'i Ve Sentetik Elyaf                      2,116,590

Multi-Industry
    120,000        Haci Omer Sabanci Holding                         1,740,000
                   A.S. ADR (Note B, p. 11)
                                                                --------------
Total Turkish Stocks
(Cost $18,345,736)                                                  24,912,634
                                                                --------------
Total Equities
(Cost  $575,093,322)                                               488,817,199
                                                                --------------
------------------------------------------------------------------------------
WARRANTS--MALAYSIA REAL ESTATE
(Note B, p. 11):                                                         0.00%

------------------------------------------------------------------------------
     87,500        Bolton Properties Berhad                              8,989
                   (Expiration 09/15/2001)
                                                                --------------
Total Warrants (Cost $25,098)                                            8,989
                                                                --------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                    5.77%
------------------------------------------------------------------------------
 30,070,000        State Street Bank & Trust Co.,                   30,070,000
                   Repurchase Agreement,
                   Dated 03/31/1998, 5.60%,
                   maturing 04/01/1998 for $30,074,678,
                   Collateral 22,860,000 principal
                   amount U.S. Treasury Bond,
                   8.875%, 02/15/2019, Value
                   $30,671,834
                                                                --------------
Total Repurchase Agreement
(Cost $30,070,000)                                                  30,070,000
                                                                --------------

10  Sanford C. Bernstein Fund, Inc.--1998 Semiannual Report

------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $605,188,420)               99.58%        $518,896,188
(Note E, below)

Cash and Other Assets, Less Liabilities              0.42            2,184,343
                                                  ----------------------------
Net Assets (Equivalent to $17.53
per share based on 29,722,370
shares of capital stock outstanding)               100.00%        $521,080,531
                                                  ============================
------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity         Description                                      Market Value
------------------------------------------------------------------------------
       38,975    Argentine Peso                                    $    38,981
      221,222    Brazilian Real                                        194,567
       73,749    Hong Kong Dollar                                        9,517
   16,776,439    Indian Rupee                                          424,666
  766,388,676    Indonesian Rupiah                                      88,600
    1,600,849    Israeli Shekel                                        444,236
   19,865,339    Malaysian Ringgit                                   5,442,559
      563,059    Mexican Peso                                           66,118
   24,599,810    New Taiwan Dollar                                     748,283
    1,584,884    Philippine Peso                                        41,707
    1,908,210    Portuguese Escudo                                      10,078
      419,018    South African Rand                                     83,213
2,718,318,832    South Korean Won                                    1,962,685
   58,558,703    Thai Baht                                           1,488,150
  307,236,353    Turkish Lira                                            1,264
                                                                --------------
Total Foreign Currencies                                           $11,044,624
                                                                --------------
(A) Explanation of abbreviations:
    ADR-American Depository Receipts
    GDR-Global Depository Receipts
    PFD-Preferred Share
    GDS-Global Depository Share
    NVP-Non-Voting Preference Share
(B) Non-income-producing security
(C) Affiliated company (see Note 3B of the Notes to Financial
    Statements)
(D) Fair-valued security
(E) At March 31, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Allocation of assets by industry as of March 31, 1998:
    Appliances & Household Durables                           0.55%
    Automobiles                                               2.37
    Banking                                                  14.22
    Beverage & Tobacco                                        2.31
    Building Materials                                        2.24
    Chemicals                                                 5.06
    Conglomerates                                             1.14
    Electrical & Electronics                                  2.52
    Energy Sources                                            2.80
    Financial Services                                        5.45
    Food & Household Products                                 4.31
    Health & Personal Care                                    0.78
    Insurance                                                 1.10
    Leisure                                                   0.50
    Merchandising                                             3.04
    Metal-Nonferrous                                          0.27
    Metal-Steel                                               7.84
    Mining                                                    1.83
    Miscellaneous Materials                                   3.16
    Multi-Industry                                            4.35
    Paper & Forest Products                                   2.60
    Real Estate                                               1.12
    Telecommunications                                        5.96
    Textiles/Apparel                                          5.25
    Tires & Rubber                                            0.11
    Transportation-Airlines                                   0.83
    Transportation-Shipping                                   0.40
    Utilities-Electric, Gas & Water                          11.70
    Repurchase Agreement                                      5.77
    Cash and Other Assets, Less Liabilities                   0.42
                                                            -------
    Total                                                   100.00%
                                                            =======
See Notes to Financial Statements.

                                  Schedule of Investments--Stock Portfolios 11

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